UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2007 through August 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

JPMorgan Funds

Money

Market

Funds

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Prime Money Market Fund	2
JPMorgan Liquid Assets Money Market Fund	3
JPMorgan U.S. Government Money Market Fund	4
JPMorgan U.S. Treasury Plus Money Market Fund	5
JPMorgan Federal Money Market Fund	6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7
JPMorgan Tax Free Money Market Fund	8
JPMorgan Municipal Money Market Fund	9
Schedules of Portfolio Investments	10
Financial Statements	72
Financial Highlights	94
Notes to Financial Statements	128
Trustees	136
Officers	138
Schedule of Shareholder Expenses	139
Board Approval of Investment Advisory Agreements	143

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
SEPTEMBER 12, 2007 (Unaudited)

Dear Shareholder:
We are pleased to present this semi-annual report for certain of the JPMorgan Money Market Funds for the six months ended August 31, 2007. Inside, you’ll find in-depth information on some of our money market funds.

“Late in the period, the Fed reduced the discount rate by 50 basis points, suggesting that the Fed viewed the need to act as a lender of last resort”

Bonds continue to post gains

The bond market rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investment-grade investors generally stayed above water, with the Lehman Brothers Aggregate Bond Index returning 1.54% for the six months.

Economic optimism pushes Treasury yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators helped push Treasury yields higher during the early part of the summer. In addition, yields on spread sectors increased, due to unease regarding credit quality in the leveraged and sub-investment-grade loan markets.

Credit concerns swell

Credit and liquidity concerns mounted throughout the summer months. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Major dislocations occurred in the commercial paper market, especially for entities issuing asset-backed commercial paper. These dislocations expanded to virtually all sectors of the fixed income markets. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. High-yield markets were affected in particular, as investors scaled back their appetites for risk. Issuers not involved in sub-prime mortgage activity or other housing-related businesses continued to report solid financial results, and their securities were less affected.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

The U.S. Treasury market ultimately performed well, despite a strong rebound in second-quarter gross domestic product (GDP) growth to 4.0%. The pace of economic growth took a back seat to credit-market woes, which sparked a “flight to quality” into the U.S. Treasury market. Yields on most Treasuries ended the six-month period lower, with shorter-term securities showing the greatest decline. Among longer-term Treasuries, yields increased slightly, which helped the yield curve steepen overall.

Investors anticipate Fed rate cut

Investors sharply cut back their interest-rate expectations in August, as the Fed grappled with two objectives: How to limit the risk of a systemic failure in financial institutions and funds due to the sharp rise in the cost of credit, and how to protect the “real economy” without appearing to bail out investors who took on too much risk.

The first objective appeared to take priority. Late in the period, the Fed reduced the discount rate by 50 basis points, suggesting that the Fed viewed the need to act as a lender of last resort and avert a systemic failure in the financial sector as its main priority.

This action was the most dramatic effort yet by the central bank to restore calm to global financial markets. The Fed did not change its target for the fed funds rate, but issued a statement strongly suggesting a policy tilt toward an easing bias. The Fed noted that “the downside risks to growth have increased appreciably,” leaving the Fed “prepared to act as needed to mitigate the adverse effects on the economy arising from the disruptions in financial markets.”

Economic outlook remains upbeat

Despite the volatility the financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.

•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.

•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month.

•	The core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan Prime Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Cash Management and Capital Shares
Net Assets as of 8/31/2007	$104.4 Billion
Average Maturity	43 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	7.3%
2–7 days	33.1
8–30 days	22.1
31–60 days	9.9
61–90 days	11.7
91–180 days	12.5
181+ days	3.4

7-DAY SEC YIELD (1)

Morgan Shares	5.07%
Premier Shares	5.13
Agency Shares	5.33
Class B Shares	4.59
Class C Shares	4.59
Institutional Shares	5.39
Reserve Shares	4.87
Cash Management Shares	4.60
Capital Shares	5.44

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Cash Management Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 5.06%, 5.11%, 5.27%, 4.39%, 4.39%, 5.32%, 4.85%, 4.59% and 5.38% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Cash Management Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Liquid Assets Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Investor, Capital and Service Shares
Net Assets as of 8/31/2007	$10.0 Billion
Average Maturity	46 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	8.9%
2–7 days	25.4
8–30 days	30.7
31–60 days	6.1
61–90 days	12.2
91–180 days	12.7
181+ days	4.0

7-DAY SEC YIELD (1)

Morgan Shares	5.06%
Premier Shares	5.20
Agency Shares	5.40
Class B Shares	4.66
Class C Shares	4.66
Institutional Shares	5.47
Reserve Shares	4.94
Investor Shares	5.14
Capital Shares	5.51
Service Shares	4.57

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 5.02%, 5.17%, 5.33%, 4.45%, 4.45%, 5.39%, 4.91%, 5.12%, 5.44% and 4.54% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan U.S. Government Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve, Capital and Service Shares
Net Assets as of 8/31/2007	$19.9 Billion
Average Maturity	25 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	10.8%
2–7 days	53.7
8–30 days	19.6
31–60 days	3.5
61–90 days	2.5
91–180 days	5.6
181+ days	4.3

7-DAY SEC YIELD (1)

Morgan Shares	4.94%
Premier Shares	5.09
Agency Shares	5.29
Institutional Shares	5.35
Reserve Shares	4.83
Capital Shares	5.39
Service Shares	4.45

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.91%, 5.07%, 5.23%, 5.28%, 4.81%, 5.33% and 4.43% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan U.S. Treasury Plus Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve and Investor Shares
Net Assets as of 8/31/2007	$10.9 Billion
Average Maturity	7 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	97.8
8–30 days	0.0
31–60 days	0.0
61–90 days	0.1
91–180 days	0.0
181+ days	2.1

7-DAY SEC YIELD (1)

Morgan Shares	4.70%
Premier Shares	4.85
Agency Shares	5.05
Class B Shares	4.31
Class C Shares	4.31
Institutional Shares	5.11
Reserve Shares	4.59
Investor Shares	4.79

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares and Investor Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.67%, 4.83%, 4.99%, 4.11%, 4.11%, 5.04%, 4.57%, and 4.78% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares and Investor Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan Federal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional and Reserve Shares
Net Assets as of 8/31/2007	$12.2 Billion
Average Maturity	37 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	15.4%
2–7 days	18.7
8–30 days	25.9
31–60 days	16.4
61–90 days	17.3
91–180 days	4.2
181+ days	2.1

7-DAY SEC YIELD (1)

Morgan Shares	4.71%
Premier Shares	4.86
Agency Shares	5.05
Institutional Shares	5.12
Reserve Shares	4.59

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 4.68%, 4.84%, 4.99%, 5.05%, and 4.57% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

6   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve and Capital Shares
Net Assets as of 8/31/2007	$19.4 Billion
Average Maturity	39 days
S&P rating*	AAAm-G
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means meaning that the Fund’s portfolio consists primarily of U.S. Government securities. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	15.0
8–30 days	35.1
31–60 days	14.7
61–90 days	31.4
91–180 days	3.8
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	3.59%
Premier Shares	3.74
Agency Shares	3.94
Institutional Shares	4.00
Reserve Shares	3.48
Capital Shares	4.04

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.56%, 3.72%, 3.88%, 3.93%, 3.46%, and 3.98% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan Tax Free Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income which is excluded from gross income, while preserving capital and maintaining liquidity*
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term municipal obligations
Share classes offered	Morgan, Premier, Agency, Institutional and Reserve Shares
Net Assets as of 8/31/2007	$20.7 Billion
Average Maturity	27 days
S&P rating	AAAm
Moody’s rating**	Aaa
NAIC rating	Class 1

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.
The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE***

1 day	11.6%
2–7 days	76.3
8–30 days	1.5
31–60 days	2.2
61–90 days	0.7
91–180 days	2.9
181+ days	4.8

7-DAY SEC YIELD (1)

Morgan Shares	3.42%
Premier Shares	3.57
Agency Shares	3.77
Institutional Shares	3.83
Reserve Shares	3.31

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

***	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.39%, 3.55%, 3.71%, 3.76% and 3.29% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

8   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal
Primary Investments	High quality short-term municipal securities, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional, Reserve, Service and E*Trade Shares
Net Assets as of 8/31/2007	$3.5 Billion
Average Maturity	22 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	12.5%
2–7 days	77.7
8–30 days	1.6
31–60 days	1.9
61–90 days	1.0
91–180 days	1.1
181+ days	4.2

7-DAY SEC YIELD (1)

Morgan Shares	3.44%
Premier Shares	3.58
Agency Shares	3.78
Institutional Shares	3.84
Reserve Shares	3.33
Service Shares	2.95
E*Trade Shares	3.02

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2007.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Service Shares and E*Trade Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.40%, 3.55%, 3.71%, 3.76%, 3.30%, 2.92% and 2.94% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, Service Shares and E*Trade Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Asset-Backed Securities — 2.3%
60,000	Aire Valley Mortgages plc (United Kingdom), Series 2007-1A, Class 1A1, FRN, 5.53%, 09/20/07 (e) (i)	60,000
	Arkle Master Issuer plc (United Kingdom),
105,000	Series 2006-1A, Class 1A, FRN, 5.55%, 09/17/07 (e)	105,000
175,000	Series 2007-1A, Class 1A, FRN, 5.55%, 09/17/07 (e)	175,000
160,000	Brunel Residential Mortgage Securitization plc (United Kingdom), Series 2007-1A, Class A3, FRN, 5.53%, 09/13/07 (e)	160,000
130,000	Cheyne High Grade ABS CDO Ltd. (Cayman Islands), Series 2004-1A, Class AM2, FRN, 5.39%, 11/10/07 (e) (i)	130,000
235,000	Counts Trust, Series 2007-1, FRN, 5.38%, 11/06/07 (e) (i)	235,000
57,500	Granite Master Issuer plc (United Kingdom), Series 2007-2, Class 4A1, FRN, 5.55%, 09/17/07	57,500
75,000	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.59%, 09/15/07 (e)	75,000
90,000	Paragon Mortgages plc (United Kingdom), Series 14A, Class A1, FRN, 5.61%, 09/15/07 (e)	90,000
50,000	Parcs Master Trust, Series 2007-1, FRN, 5.36%, 09/20/07 (e) (i)	49,998
120,000	Premium Asset Trust, Series 2003-05, FRN 5.49%, 10/01/07 (e) (i)	120,000
200,000	Pyxis Master Trust, Series 2006-4, FRN, 5.55%, 09/20/07 (e) (i)	200,000
	Restructured Asset Securities with Enhanced Returns (RACERS),
200,000	Series 01-8-MM, FRN 5.53%, 10/03/07 (e) (i)	200,000
70,000	Series 01-08-ZCM, FRN, 5.71%, 09/17/07 (e) (i)	70,000
328,254	Steers Delaware Business Trust, Series 2006-1, FRN, 5.51%, 09/27/07 (e) (i)	328,254
41,250	TIAA Retail Commercial Trust (Cayman Islands), Series 2003-1A, Class A1MM, FRN, 5.54%, 09/28/07 (e) (i)	41,250
155,000	Union Hamilton Special Funding LLC, FRN, 5.36%, 09/28/07 (e) (i)	155,000
120,000	Whitehawk CDO Funding Ltd. (Cayman Islands), Series 2004-1A, Class AMMF, FRN, 5.35%, 09/15/07 (e) (i)	120,000
	Total Asset Backed Securities (Cost $2,372,002)	2,372,002
Certificates of Deposit — 20.8%
	Alliance & Leicester plc,
200,000	5.32%, 09/10/07	200,000
100,000	5.33%, 09/10/07	100,000
772,000	Allied Irish Banks plc, 5.30%, 02/25/08	772,000
170,000	Bank of the West, 5.24%, 03/03/08	170,000
	Barclays Bank plc (United Kingdom),
80,000	5.25%, 09/10/07	80,000
424,150	5.31%, 01/16/08	424,150
234,000	5.40%, 09/20/07	234,000
	Barclays Capital, Inc.,
252,000	5.24%, 05/06/08	252,000
194,000	5.31%, 11/01/07	194,000
416,000	5.41%, 07/10/08	416,000
	Bayerische Landesbank Hessen (Germany),
100,000	5.33%, 10/12/07	100,000
350,000	5.33%, 10/19/07	350,000
	BNP Paribas (France),
80,000	FRN, 5.29%, 12/05/07	79,995
895,000	FRN, 5.31%, 09/26/07	894,985
475,000	FRN, 5.31%, 10/11/07	475,000
452,000	5.35%, 12/10/07	452,000
	Calyon N.A. Co.,
743,500	5.30%, 01/30/08	743,500
150,000	5.31%, 11/13/07	149,997
525,000	Canadian Imperial Bank of Commerce (Canada), FRN, 5.70%, 09/15/07	525,000
	Credit Agricole S.A. (France),
380,000	5.30%, 10/29/07	380,000
430,000	5.31%, 10/12/07	430,000
101,000	5.31%, 11/07/07	100,999
350,000	5.31%, 11/13/07	350,000
200,000	5.35%, 01/11/08	200,000
	Credit Industriel et Commercial,
236,000	5.25%, 09/13/07	236,000
88,000	5.26%, 09/05/07	88,000
235,000	5.30%, 09/14/07	235,000
250,000	5.31%, 11/05/07	249,998
200,000	5.32%, 10/31/07	200,000
300,000	5.32%, 11/02/07	300,003
422,000	5.34%, 09/06/07	422,000
249,000	Credit Suisse First Boston LLC, 5.32%, 10/16/07	249,000
	Deutsche Bank AG,
119,000	5.32%, 09/04/07	119,000
408,000	5.32%, 02/25/08	408,000
453,080	5.34%, 02/26/08	453,080

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
400,000	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.33%,10/09/07	400,000
35,000	First Tennessee Bank, 5.32%, 10/23/07	35,000
	HBOS Treasury Services plc (United Kingdom),
50,000	5.24%, 12/18/07	50,000
1,300,000	5.33%, 11/08/07	1,300,000
518,500	5.40%, 03/18/08	518,500
475,000	5.41%, 09/20/07	475,000
500,000	HSBC Bank plc, 5.28%, 02/07/08	500,000
260,000	Landesbank Baden-Wuerttemberg (Germany), 5.34%, 11/06/07	260,002
	Mitsubishi UFJ Trust & Banking Corp.,
75,000	5.33%, 10/10/07	75,000
100,000	5.34%, 09/20/07	100,000
	Mizuho Corporate Bank,
350,000	5.32%, 09/05/07	350,000
197,500	5.34%, 09/21/07	197,500
	Natexis Banques Populaires U.S. Finance Co.,
440,000	FRN, 5.30%, 09/28/07	439,913
350,000	FRN, 5.41%, 09/06/07	349,992
150,000	Norddeutsche Landesbank, 5.34%, 10/09/07	150,001
28,800	Nordea Bank Finland plc (Finland), 5.40%, 09/20/07	28,800
	Norinchukin Bank Ltd.,
205,000	5.33%, 09/04/07	205,000
147,000	5.33%, 10/19/07	147,000
260,000	5.33%, 10/26/07	260,000
364,000	5.34%, 10/09/07	364,000
	Northern Rock plc (United Kingdom),
193,000	5.33%, 10/11/07	193,000
294,000	5.33%, 10/19/07	294,000
375,000	PNC Bank N.A., 5.27%, 09/28/07	375,000
140,000	Royal Bank of Canada (Canada), FRN, 5.30%, 10/02/07	139,997
535,000	Royal Bank of Scotland, 5.28%, 02/07/08	535,000
154,000	Skandinaviska Enskilda Banken AB (Sweden), 5.30%, 02/08/08	154,003
	Societe Generale,
200,000	5.34%, 01/23/08	200,000
200,000	5.35%, 01/22/08	200,005
35,000	5.36%, 12/14/07	34,996
460,000	5.42%, 06/12/08	460,000
390,000	Sumitomo Trust & Banking Co., Ltd. (The), 5.33%, 10/09/07	390,000
61,000	Svenska Handelsbanken AB (Sweden), FRN, 5.08%, 12/05/07	60,973
868,000	UniCredito Italiano S.p.A., 5.33%, 09/07/07	868,000
589,000	Wachovia Bank, N.A., 5.24%, 02/04/08	589,000
	Total Certificates of Deposit (Cost $21,733,389)	21,733,389
Commercial Paper — 31.0% (n)
185,000	Aegis Finance, 5.38%, 09/04/07	184,918
491,500	Amsterdam Funding Corp., 6.16%, 09/26/07	489,411
	Aquinas Funding LLC,
51,123	5.29%, 09/24/07 (e)	50,955
30,818	5.34%, 01/18/08 (e)	30,199
65,468	5.41%, 09/17/07	65,311
50,000	5.41%, 09/19/07	49,866
77,000	5.78%, 09/14/07 (e)	76,840
44,590	ASB Bank Ltd., 5.31%, 01/10/08	43,771
33,194	ASB Finance Ltd., 5.33%, 09/06/07	33,170
	AstraZeneca plc,
172,000	5.33%, 09/12/07	171,724
250,000	5.33%, 09/13/07 (e)	249,562
439,000	5.34%, 09/24/07	437,523
	Atlantic Asset Corp.,
75,544	5.33%, 10/09/07	75,125
144,722	5.41%, 09/10/07	144,527
	Atlantis One Funding Corp.,
185,000	5.27%, 09/04/07	184,921
60,000	5.27%, 09/28/07	59,769
255,500	5.34%, 01/22/08	250,223
	Bank of America Corp.,
25,000	5.29%, 10/26/07	24,803
506,000	5.30%, 10/30/07	501,719
292,100	5.34%, 09/25/07	291,074
121,680	Bank of Ireland (Ireland), 5.32%, 11/08/07 (e)	120,489
	Barton Capital Corp.,
442,872	5.76%, 09/10/07	442,236
335,000	5.77%, 09/13/07	334,359
100,000	Bear Stearns Cos., Inc. (The), 5.65%, 09/19/07	100,000
	Belmont Funding Corp.,
199,000	5.41%, 11/05/07	197,081
342,523	5.83%, 11/16/07	338,365
	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France),
200,000	5.25%, 12/11/07 (e)	197,202
200,000	5.25%, 12/14/07 (e)	197,120
	Cancara Asset Securitisation LLC,
122,000	5.67%, 01/15/08	121,996
299,500	5.73%, 09/14/07	298,884
250,000	5.77%, 09/17/07	249,362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
150,000	Cantabric Financing plc, 5.33%, 09/11/07	149,781
182,000	CIESCO LLC, 5.60%, 02/13/08	177,454
	Clipper Receivables Corp.,
90,248	5.37%, 09/04/07	90,208
326,650	5.76%, 09/13/07	326,026
	Concord Minutemen Capital Co. LLC,
97,037	5.34%, 01/10/08 (e)	95,201
48,729	5.34%, 01/11/08	47,800
179,400	CRC Funding LLC, 5.35%, 11/06/07 (e)	177,663
	Crown Point Capital Co. LLC,
93,000	5.31%, 12/05/07	92,995
120,055	5.32%, 09/14/07 (e)	119,829
257,765	5.51%, 02/25/08 (e)	250,991
257,084	5.52%, 02/07/08 (e)	250,987
176,000	Curzon Funding Ltd., 5.33%, 09/18/07	175,563
	Daimler Chrysler Receivables Auto Trust,
50,702	5.33%, 10/15/07	50,376
111,376	5.33%, 10/18/07	110,611
77,827	5.33%, 10/19/07	77,281
	Dakota Notes (Citibank Credit Card Issuance Trust),
50,000	5.80%, 09/13/07	49,904
260,000	5.80%, 09/20/07	259,208
250,000	5.98%, 09/17/07	249,339
28,000	5.98%, 09/19/07	27,917
281,100	6.04%, 11/20/07	277,383
300,000	6.20%, 11/29/07	295,476
	Ebbets Funding LLC,
75,000	5.33%, 11/01/07	74,332
275,000	5.70%, 11/06/07 (e)	272,167
450,000	5.80%, 09/17/07 (e)	448,847
100,000	Edison Asset Securitization LLC, 5.96%, 10/22/07	99,164
	Emerald Notes Program,
90,225	5.33%, 09/06/07	90,159
199,972	5.33%, 10/11/07	198,803
22,650	5.35%, 09/20/07	22,587
196,000	5.47%, 11/08/07	194,005
	Fairway Finance Corp.,
23,000	5.60%, 11/13/07	22,999
100,000	6.08%, 09/25/07	99,597
250,000	FCAR Owner Trust, 5.56%, 09/12/07	249,577
	Fenway Funding Corp LLC,
300,000	5.58%, 01/29/08 (e)	293,201
471,000	5.60%, 01/29/08	460,295
400,000	5.60%, 02/05/08	390,489
200,000	5.60%, 02/12/08 (e)	195,044
108,535	5.61%, 02/12/08	105,839
400,000	Foxboro, 5.60%, 02/05/08	390,489
	Galleon Capital LLC,
116,703	5.34%, 12/05/07	115,086
98,700	5.40%, 09/07/07	98,612
	Gemini Securitization Corp.,
75,700	5.33%, 10/02/07	75,357
207,000	5.42%, 11/09/07	204,881
	General Electric Capital Corp.,
717,500	5.31%, 09/27/07	714,779
500,000	5.31%, 01/22/08	489,732
249,125	5.31%, 01/23/08	243,973
68,000	5.31%, 01/24/08	66,584
750,000	5.32%, 09/28/07	747,103
155,955	George Street Finance LLC, 5.78%, 09/12/07 (e)	155,681
	Gotham Funding Corp.,
214,303	5.41%, 09/10/07	214,015
196,405	5.78%, 09/14/07	195,997
41,000	Govco, Inc., 5.37%, 11/05/07 (e)	40,608
	Grampian Funding LLC,
85,000	5.31%, 10/30/07	84,280
587,460	5.31%, 11/13/07 (e)	581,301
348,000	5.34%, 12/03/07	343,321
220,800	5.36%, 11/02/07 (e)	218,790
450,000	5.66%, 11/16/07 (e)	444,699
700,000	5.81%, 11/26/07 (e)	690,435
48,735	ING U.S. Funding LLC, 5.39%, 03/06/08	47,422
	Irish Life & Permanent plc (Ireland),
63,000	5.28%, 09/26/07	62,775
83,500	5.34%, 01/11/08	81,908
99,000	5.34%, 01/14/08	97,070
91,000	5.34%, 01/15/08	89,212
99,000	Keel Capital, Inc., 5.77%, 09/14/07	98,795
183,803	Kitty Hawk Funding Corp., 5.71%, 10/19/07	182,418
	Lake Constance Funding LLC,
123,000	5.33%, 09/10/07	122,838
164,750	5.33%, 09/12/07	164,485
79,000	5.40%, 09/07/07	78,929
	Leafs LLC,
99,088	5.54%, 02/20/08	99,088
48,663	5.54%, 03/20/08 (i)	48,662
	Lexington Parker Capital Corp.,
200,000	5.29%, 09/04/07 (e)	199,914
304,102	5.36%, 11/05/07 (e)	301,200

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
520,000	5.37%, 09/05/07 (e)	519,691
	Liberty Street Funding Co.,
35,350	5.32%, 09/04/07	35,334
159,000	5.38%, 09/06/07	158,882
191,500	5.78%, 09/14/07	191,102
100,000	5.78%, 09/17/07	99,744
50,000	5.78%, 09/18/07	49,864
	Macquarie Bank Ltd. (Australia),
130,000	5.33%, 09/04/07	129,943
81,000	5.33%, 09/07/07 (e)	80,929
200,000	5.33%, 10/11/07 (e)	198,831
166,000	5.33%, 10/18/07	164,860
205,665	5.33%, 10/24/07	204,072
	Mane Funding Corp.,
35,763	5.33%, 09/04/07	35,747
40,205	5.40%, 09/10/07	40,151
195,000	5.76%, 09/13/07	194,628
	Mont Blanc Capital Corp.,
48,538	5.76%, 09/12/07	48,453
75,001	5.77%, 09/10/07	74,893
68,311	5.78%, 09/13/07	68,180
	Monument Gardens Funding Corp.,
40,556	5.33%, 09/04/07	40,538
62,500	5.34%, 09/12/07	62,399
151,000	5.34%, 09/19/07	150,602
138,645	5.67%, 09/04/07	138,580
10,000	Natixis, 5.33%, 02/04/08	9,775
123,000	Nestle Finance Co., 5.35%, 01/18/08	120,516
80,000	Northern Rock plc, 5.35%, 01/18/08	78,391
	Old Line Funding LLC,
77,468	5.50%, 09/04/07 (e)	77,432
91,267	5.78%, 09/17/07 (e)	91,034
	Picaros Funding LLC,
100,000	5.35%, 10/23/07 (e)	99,242
198,000	5.35%, 01/16/08	194,078
57,000	5.37%, 11/07/07	56,438
	Raiffeisen Zentralbank Oesterreich AG,
50,000	5.33%, 09/11/07	49,927
99,500	5.33%, 10/05/07	99,006
200,000	5.33%, 10/09/07	198,890
	Ranger Funding Corp.,
257,464	5.38%, 09/18/07	256,814
163,346	5.73%, 09/14/07	163,010
184,407	6.10%, 10/05/07 (e)	183,353
98,203	Saint Germain Holding, 5.41%, 09/12/07	98,042
	Scaldis Capital LLC,
730,500	5.37%, 09/07/07 (e)	729,849
93,000	5.38%, 09/10/07	92,876
213,000	5.80%, 09/14/07 (e)	212,556
	Sedna Finance, Inc.,
95,000	5.33%, 10/25/07	94,250
50,000	5.34%, 01/28/08	48,922
227,035	5.35%, 01/18/08	222,464
	Sheffield Receivables Co.,
80,602	5.37%, 09/05/07	80,554
167,953	5.78%, 09/11/07	167,685
100,000	5.78%, 09/13/07	99,808
45,000	Silver Tower U.S. Funding LLC, 5.33%, 09/10/07	44,941
	Simba Funding,
29,051	5.32%, 09/05/07	29,034
53,000	5.33%, 09/13/07	52,907
135,000	5.34%, 09/06/07	134,900
189,792	5.34%, 09/25/07	189,126
168,250	5.38%, 09/10/07	168,025
	Societe Generale,
13,520	5.37%, 03/04/08	13,161
190,100	5.85%, 10/09/07	188,936
	Solitaire Funding LLC,
278,389	5.33%, 09/04/07 (e)	278,266
380,750	5.33%, 10/11/07	378,525
200,000	5.33%, 10/23/07 (e)	198,480
395,500	5.34%, 09/21/07	394,342
45,000	5.38%, 11/06/07	44,562
524,610	5.60%, 02/15/08 (e)	511,347
80,000	Svenska Handelsbanken AB, 5.31%, 10/30/07	79,314
	Swedbank AB,
65,000	5.30%, 09/24/07	64,786
95,900	5.34%, 01/14/08	94,030
60,000	Tempo Finance Corp., 5.35%, 01/22/08	58,758
	Thames Asset Global Securitization, Inc.,
50,814	5.38%, 12/05/07 (e)	50,105
214,054	5.78%, 09/17/07 (e)	213,507
51,882	5.78%, 09/20/07 (e)	51,725
	Three Pillars Funding,
128,446	5.73%, 09/14/07	128,182
82,271	5.78%, 09/17/07	82,061
	Tulip Funding Corp.,
147,772	5.34%, 10/23/07	146,648
133,570	5.78%, 09/14/07	133,293
376,500	UBS Finance Delaware LLC, 5.31%, 10/26/07	373,486

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
	Valcour Bay Capital Co. LLC,
257,989	5.50%, 03/04/08	250,916
299,397	5.50%, 03/07/08 (e)	291,063
57,533	5.51%, 02/21/08	56,054
102,754	5.52%, 02/04/08 (e)	100,363
	Variable Funding Capital,
78,100	5.37%, 09/06/07	78,042
126,000	6.00%, 11/16/07	124,428
	Yorktown Capital LLC,
426,660	5.42%, 09/11/07 (e)	426,031
160,843	5.76%, 09/21/07	160,331
70,000	6.08%, 09/20/07 (e)	69,776
109,000	6.10%, 10/05/07	108,377
	Total Commercial Paper (Cost $32,352,205)	32,352,205
Corporate Notes — 17.4%
	Capital Markets — 2.5%
140,000	Goldman Sachs & Co., 5.43%, 03/07/08 (i)	140,000
250,000	Lehman Brothers Holdings, Inc., FRN, 5.58%, 09/24/07	250,000
	Links Finance LLC,
300,000	FRN, 5.32%, 09/20/07 (e)	299,984
116,000	FRN, 5.32%, 09/25/07 (e)	115,993
131,000	FRN, 5.32%, 10/01/07 (e)	130,992
100,000	FRN, 5.32%, 11/01/07 (e)	99,993
150,000	FRN, 5.32%, 11/26/07 (e)	149,993
150,000	FRN, 5.33%, 11/06/07 (e)	149,986
150,000	FRN, 5.41%, 11/15/07 (e)	149,990
100,000	FRN, 5.49%, 11/16/07 (e)	99,993
50,000	FRN, 5.54%, 11/15/07 (e)	49,990
	Merrill Lynch & Co., Inc.,
342,000	FRN, 5.37%, 11/01/07 (i)	342,000
345,000	FRN, 5.41%, 10/04/07	345,000
275,000	UBS AG, FRN, 5.56%, 09/16/07	275,000
		2,598,914
	Commercial Banks — 8.7%
130,000	ANZ National International Ltd. (United Kingdom), FRN, 5.33%, 10/09/07 (e) (m)	130,000
100,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.52%, 09/24/07 (e)	100,000
	Bank of America, N.A.,
283,250	FRN, 5.25%, 05/05/08	283,250
553,000	FRN, 5.32%, 12/04/07	553,000
600,000	Bayerische Landesbank Hessen (Germany), FRN, 5.56%, 09/24/07	600,000
	BNP Paribas (France),
125,000	FRN, 5.30%, 10/03/07	124,998
225,000	FRN, 5.49%, 09/26/07 (e)	225,000
215,000	FRN, 5.50%, 11/19/07 (e)	215,000
100,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance (France), FRN, 5.35%, 11/13/07 (e)	100,000
290,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 10/19/07	289,997
	Credit Agricole S.A. (France),
292,000	FRN, 5.33%, 09/24/07 (e)	292,000
315,000	FRN, 5.35%, 10/23/07 (e)	315,000
450,000	Dexia Credit Local, FRN, 5.30%, 09/28/07	449,993
200,000	Fifth Third Bancorp., FRN, 5.50%, 09/24/07 (e)	200,000
150,000	Fortis Bank N.V., FRN, 5.34%, 10/19/07 (e)	150,000
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.30%, 10/09/07 (e)	150,000
570,000	FRN, 5.39%, 10/09/07 (e)	570,000
300,000	FRN, 5.43%, 09/24/07 (e)	300,000
805,000	FRN, 5.58%, 11/20/07 (e)	805,000
	Natexis Banques Populaires,
590,000	FRN, 5.31%, 12/05/07	589,970
500,000	FRN, 5.41%, 09/06/07	499,979
133,000	Royal Bank of Canada (Canada), FRN, 5.30%, 10/09/07 (e)	133,000
250,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.52%, 09/21/07 (e)	250,000
284,740	Santander U.S. Debt S.A. Unipersonal (Spain), FRN, 5.37%, 09/21/07 (e)	284,745
	Societe Generale (France),
85,000	FRN, 5.31%, 10/02/07 (e)	85,000
85,000	FRN, 5.46%, 09/21/07	84,999
150,000	Svenska Handelsbanken (Sweden), FRN, 5.51%, 09/13/07 (e)	150,000
	Wells Fargo & Co.,
271,000	FRN, 5.34%, 10/03/07	271,000
175,000	FRN, 5.38%, 10/02/07	175,000
360,000	FRN, 5.50%, 09/18/07	360,000
	Westpac Banking Corp.,
196,000	FRN, 5.31%, 10/09/07 (e)	196,000
160,000	FRN, 5.42%, 09/11/07	160,000
		9,092,931
	Diversified Financial Services — 6.1%
50,000	Allstate Life Global Funding Trusts, FRN, 5.33%, 10/04/07	50,000
	Beta Finance, Inc.,
50,000	FRN, 5.35%, 12/10/07 (e)	50,003
167,900	FRN, 5.37%, 06/09/08 (e)	167,900

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Diversified Financial Services — Continued
	CC USA, Inc.,
125,000	FRN, 5.31%, 10/11/07 (e)	124,999
200,000	FRN, 5.31%, 10/16/07 (e)	199,993
200,000	FRN, 5.35%, 09/25/07 (e)	200,027
40,535	FRN, 5.37%, 06/09/08 (e)	40,535
91,500	FRN, 5.41%, 09/04/07 (e)	91,500
525,000	Citigroup Funding, Inc., FRN, 5.50%, 11/13/07	525,000
	Dorada Finance, Inc.,
136,000	FRN, 5.31%, 10/16/07 (e)	135,995
85,000	FRN, 5.35%, 09/25/07 (e)	85,012
	Five Finance, Inc.,
140,000	FRN, 5.31%, 10/11/07 (e)	139,995
100,000	FRN, 5.47%, 11/20/07 (e)	99,985
	General Electric Capital Corp.,
350,000	FRN, 5.36%, 12/07/09	350,000
220,000	FRN, 5.52%, 09/24/07	220,000
400,000	FRN, 5.69%, 09/17/07	400,000
	K2 (USA) LLC,
40,000	FRN, 5.32%, 09/10/07 (e)	39,999
82,500	FRN, 5.32%, 09/17/07 (e)	82,491
70,000	FRN, 5.32%, 10/11/07 (e)	69,991
106,000	FRN, 5.33%, 09/10/07 (e)	106,000
300,000	FRN, 5.33%, 09/24/07 (e)	299,999
105,000	FRN, 5.36%, 06/09/08 (e)	105,041
200,000	FRN, 5.47%, 09/25/07 (e)	199,982
100,000	FRN, 5.49%, 11/16/07 (e)	99,989
260,000	FRN, 5.54%, 11/15/07 (e)	259,950
	Sigma Finance, Inc.,
300,000	FRN, 5.31%, 12/04/07 (e)	299,977
150,000	FRN, 5.32%, 09/20/07 (e)	149,988
90,000	FRN, 5.32%, 11/01/07 (e)	89,998
165,000	FRN, 5.32%, 11/07/07 (e)	164,969
200,000	FRN, 5.32%, 11/15/07 (e)	199,991
197,000	FRN, 5.32%, 11/29/07 (e)	196,985
150,000	FRN, 5.33%, 10/09/07 (e)	150,001
250,000	FRN, 5.47%, 11/23/07 (e)	249,974
200,000	FRN, 5.51%, 11/15/07 (e)	199,991
50,000	Structured Asset Repackaged Trust, FRN, 5.69%, 09/17/07 (e) (i)	50,000
	Tango Finance Corp.,
200,000	FRN, 5.32%, 10/15/07 (e)	199,983
100,000	FRN, 5.32%, 10/24/07 (e)	99,996
33,000	FRN, 5.32%, 11/15/07 (e)	32,999
99,000	FRN, 5.46%, 09/24/07 (e)	98,995
		6,328,233
	Thrifts & Mortgage Finance — 0.1%
135,000	Bancaja U.S. Debt S.A.U. (Spain), FRN, 5.39%, 10/23/07 (e)	135,000
	Total Corporate Notes (Cost $18,155,078)	18,155,078
Funding Agreements — 0.7%
	Insurance — 0.7%
200,000	Metropolitan Life Insurance Co., FRN, 5.40%, 03/17/08 (e) (f) (i)	200,000
	New York Life Insurance Co.,
300,000	FRN, 5.39%, 02/22/08 (e) (f) (i)	300,000
200,000	FRN, 5.39%, 07/24/08 (e) (f) (i)	200,000
	Total Funding Agreements (Cost $700,000)	700,000
Master Notes — 1.8%
	Citigroup Global Markets Holdings, Inc.,
250,000	FRN, 5.25%, 05/19/08	250,000
550,000	FRN, 5.45%, 05/19/08	550,000
	Morgan Stanley & Co. Inc.,
1,045,000	FRN, 5.51%, 01/07/08 (i)	1,045,000
25,000	FRN, 5.51%, 12/31/08 (i)	25,000
	Total Master Notes (Cost $1,870,000)	1,870,000
Municipal Bonds — 0.1%
60,000	New York City, Taxable, Sub Series A-10, GO, VAR, FSA, 5.72%, 11/01/21 (Cost $60,000)	60,000
Repurchase Agreements — 14.5%
208,575	Banc of America Securities LLC, 5.33%, dated 08/31/07, due 09/04/07, repurchase price $208,699, collateralized by U.S. Government Agency Securities with a value of $212,747	208,575
1,000,000	Bank of America Corp., 5.46%, dated 08/31/07, due 09/04/07, repurchase price $1,000,607, collateralized by Corporate Bonds and Notes with a value of $1,030,004	1,000,000
260,500	Barclays Capital, Inc., 5.29%, dated 08/31/07, due 09/04/07, repurchase price $260,653, collateralized by U.S. Government Agency Securities with a value of $268,315	260,500
2,000,000	Barclays Capital, Inc., 5.40%, dated 08/31/07, due 09/04/07, repurchase price $2,001,200, collateralized by U.S. Government Agency Securities with a value of $2,040,011	2,000,000
700,000	Barclays Capital, Inc., 5.46%, dated 08/31/07, due 09/04/07, repurchase price $700,425, collateralized by U.S. Government Agency Securities with a value of $721,000	700,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
	Insurance — Continued
1,300,000	Citigroup, Inc., 5.46%, dated 08/31/07, due 09/04/07, repurchase price $1,300,789, collateralized by Corporate Bonds and Notes with a value of $1,339,000	1,300,000
1,200,000	Citigroup, Inc., 5.50%, dated 08/31/07, due 09/04/07, repurchase price $1,200,733, collateralized by Corporate Bonds and Notes with a value of $1,236,000	1,200,000
113,780	Deutsche Bank Securities, Inc., 5.10%, dated 08/31/07, due 09/04/07, repurchase price $113,844, collateralized by U.S. Government Agency Securities with a value of $116,056	113,780
2,000,000	Deutsche Bank Securities, Inc., 5.40%, dated 08/31/07, due 09/04/07, repurchase price $2,001,200, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
1,150,000	Deutsche Bank Securities, Inc., 5.45%, dated 08/31/07, due 09/04/07, repurchase price $1,150,696, collateralized by Corporate Bonds and Notes with a value of $1,184,500	1,150,000
850,000	Goldman Sachs & Co., 5.43%, dated 08/31/07, due 09/04/07, repurchase price $850,385, collateralized by Corporate Bonds and Notes with a value of $875,500	850,000
700,000	Goldman Sachs & Co., 5.45%, dated 08/31/07, due 09/04/07, repurchase price $700,424, collateralized by Corporate Bonds and Notes with a value of $721,000	700,000
150,000	Greenwich Capital Markets, Inc., 5.35%, dated 08/31/07, due 09/04/07, repurchase price $150,089, collateralized by Corporate Bonds and Notes with a value of $154,503	150,000
150,000	Lehman Brothers, Inc., 5.05%, dated 08/31/07, due 09/04/07, repurchase price $150,084, collateralized by U.S. Treasury Securities with a value of $153,002	150,000
300,000	Merrill Lynch & Co., Inc., 4.90%, dated 08/31/07, due 09/04/07, repurchase price $300,163, collateralized by U.S. Treasury Securities with a value of $306,001	300,000
425,000	Merrill Lynch & Co., Inc., 5.45%, dated 08/31/07, due 09/04/07, repurchase price $425,257, collateralized by Corporate Bonds and Notes with a value of $437,751	425,000
1,200,000	Merrill Lynch & Co., Inc., 5.46%, dated 08/31/07, due 09/04/07, repurchase price $1,200,728, collateralized by Corporate Bonds and Notes with a value of $1,236,003	1,200,000
735,000	Merrill Lynch & Co., Inc., 5.47%, dated 08/31/07, due 09/04/07, repurchase price $735,447, collateralized by Corporate Bonds and Notes with a value of $757,052	735,000
700,000	Morgan Stanley & Co., Inc., 5.49%, dated 08/31/07, due 09/04/07, repurchase price $700,427, collateralized by Corporate Bonds and Notes with a value of $733,334	700,000
76,893	UBS Warburg LLC, 5.13%, dated 08/31/07, due 09/04/07, repurchase price $76,937, collateralized by Corporate Bonds and Notes with a value of $79,202	76,893
	Total Repurchase Agreements (Cost $15,219,748)	15,219,748
Time Deposits — 11.1%
330,000	Barclays Capital, Inc., 5.32%, 10/19/07	330,001
	Bayerische Landesbank,
1,000,000	5.35%, 09/04/07	1,000,000
466,747	BNP Paribas (France), 5.31%, 09/04/07	466,747
1,000,000	Charter One Bank N.A., 4.50%, 09/04/07	1,000,000
811,429	Deutsche Bank AG, 4.75%, 09/04/07	811,429
	Dexia Credit Local,
1,652,500	5.22%, 09/04/07	1,652,500
1,500,000	5.38%, 09/04/07	1,500,000
1,500,000	DZ Bank AG, 5.38%, 09/04/07	1,500,000
270,000	Landesbank Hessen, 5.25%, 09/04/07	270,000
500,000	Lasalle Bank, 4.75%, 09/04/07	500,000
399,500	Lehman Brothers Bankhaus AG, 5.34%, 09/04/07	399,500
	Lehman Brothers, Inc.,
224,000	5.36%, 12/03/07 (i)	224,000
122,000	5.37%, 11/02/07 (i)	122,000
1,323,370	Societe Generale, 5.31%, 09/04/07	1,323,370
500,000	UBS AG, 5.06%, 09/04/07	500,000
	Total Time Deposits (Cost $11,599,547)	11,599,547
	U.S. Government Agency Securities — 0.0% (g)
46,850	Federal Farm Credit Bank, DN, 4.62%, 09/21/07 (n) (Cost $46,730)	46,730
	Total Investments — 99.7% (Cost $104,108,699)*	104,108,699
	Other Assets In Excess of Liabilities — 0.3%	270,656
	NET ASSETS — 100.0%	$104,379,355

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Asset-Backed Securities — 4.0%
	Arkle Master Issuer plc (United Kingdom),
20,000	Series 2006-1A, Class 1A, FRN, 5.55%, 09/17/07 (e)	20,000
50,000	Series 2007-1A, Class 1A, FRN, 5.55%, 09/17/07 (e)	50,000
20,000	Brunel Residential Mortgage Securitization plc (United Kingdom), Series 2007-1A, Class A3, FRN, 5.53%, 09/13/07 (e)	20,000
	Paragon Mortgages plc (United Kingdom),
89,878	Series 11A, Class A1, FRN, 5.60%, 09/15/07 (e) (i)	89,878
10,000	Series 14A, Class A1, FRN, 5.61%, 09/15/07 (e)	10,000
50,000	Parcs Master Trust, Series 2007-1, Class A, FRN, 5.36%, 09/20/07 (e) (i)	49,998
80,000	Premium Asset Trust, Series 2003-5, FRN, 5.49%, 10/01/07 (e) (i)	80,000
79,097	Steers Delaware Business Trust, Series 2006-1, FRN, 5.51%, 09/27/07 (e) (i)	79,097
	Total Asset-Backed Securities (Cost $398,973)	398,973
Certificates of Deposit — 19.0%
78,000	Allied Irish Banks plc, 5.30%, 02/25/08	78,000
20,000	Bank of the West, 5.24%, 03/03/08	20,000
	Barclays Bank plc (United Kingdom),
30,000	5.25%, 09/10/07	30,000
50,000	5.31%, 01/16/08	50,000
	Barclays Capital, Inc.,
30,000	5.24%, 05/06/08	30,000
58,000	5.41%, 07/10/08	58,000
	BNP Paribas (France),
40,000	5.35%, 12/10/07	40,000
50,000	FRN, 5.29%, 12/05/07	49,997
	Calyon N.A. Co.,
25,000	5.30%, 01/30/08	25,000
50,000	5.31%, 11/13/07	49,999
225,000	Canadian Imperial Bank of Commerce (Canada), FRN, 5.70%, 09/15/07	225,000
	Credit Agricole S.A. (France),
45,000	5.30%, 10/29/07	45,000
50,000	5.31%, 10/12/07	50,000
77,000	5.31%, 11/07/07	76,999
	Credit Industriel et Commercial,
65,000	5.31%, 11/01/07	65,000
100,000	5.32%, 10/31/07	100,000
80,000	5.34%, 09/06/07	80,000
	Deutsche Bank AG,
55,000	5.32%, 02/25/08	55,000
60,000	5.34%, 02/26/08	60,000
	HBOS Treasury Services plc (United Kingdom),
70,000	5.40%, 03/18/08	70,000
52,000	FRN, 5.31%, 12/05/07	52,000
100,000	Mizuho Corporate Bank, 5.34%, 09/21/07	100,000
55,000	Natexis Banques Populaires U.S. Finance Co., FRN, 5.41%, 09/29/07	54,989
50,000	Norinchukin Bank Ltd., 5.34%, 10/09/07	50,000
50,000	Northern Rock plc, 5.33%, 10/11/07	50,000
	Skandinaviska Enskilda Banken AB (Sweden),
40,000	5.28%, 09/04/07	40,000
55,000	5.30%, 02/08/08	55,001
60,000	Societe Generale, 5.42%, 06/12/08	60,000
51,000	Svenska Handelsbanken AB (Sweden), FRN, 5.08%, 12/05/07	50,977
115,000	UniCredito Italiano S.p.A. (Italy), 5.33%, 09/07/07	115,000
	Total Certificates of Deposit (Cost $1,885,962)	1,885,962
Commercial Paper — 31.7% (n)
71,000	Ajax Bambino Funding, Inc., 5.34%, 09/07/07 (e) (i)	70,938
50,000	Atlantis One Funding Corp., 5.33%, 09/10/07	49,934
115,000	Bavaria TRR Corp., 5.83%, 09/14/07	114,759
	Belmont Funding Corp.,
50,000	5.41%, 11/06/07	49,510
274,000	6.50%, 09/04/07	273,852
54,000	CC USA, Inc., 5.33%, 09/13/07	53,905
19,000	CIESCO LLC, 5.60%, 02/13/08	18,525
	Concord Minutemen Capital Co. LLC,
60,000	5.34%, 01/11/08	58,856
150,000	5.90%, 09/04/07	149,926
	Crown Point Capital Co. LLC,
50,000	5.32%, 09/14/07	49,906
50,000	5.40%, 12/05/07	49,997
145,000	5.51%, 02/19/08	141,312
100,000	Curzon Funding Ltd., 5.33%, 09/18/07	99,752
35,000	Dakota Notes (Citibank Credit Card Issuance Trust), 5.98%, 09/19/07	34,896
50,000	Dorada Finance, Inc., 5.33%, 09/13/07	49,912
20,000	Ebbets Funding LLC, 5.80%, 09/17/07 (e)	19,949
25,000	Edison Asset Securitization LLC, 5.96%, 10/22/07	24,791
60,000	Fairway Finance Corp., 5.60%, 11/13/07	59,998
200,000	Fenway Funding Corp. LLC, 5.61%, 02/12/08	195,033
75,000	Gemini Securitization Corp., 5.83%, 11/15/07	74,102
95,000	General Electric Capital Corp., 5.31%, 01/23/08	93,035

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued (n)
66,958	Gotham Funding Corp., 5.78%, 09/14/07	66,819
45,000	Govco, Inc., 5.38%, 12/17/07	44,299
	Grampian Funding LLC,
55,000	5.31%, 11/13/07 (e)	54,423
100,000	5.36%, 11/02/07 (e)	99,090
15,000	Kommunalkredit AG (Austria), 5.33%, 10/30/07	14,872
	Lake Constance Funding LLC,
50,000	5.33%, 09/12/07	49,920
100,000	5.73%, 11/13/07	98,854
48,288	Leafs LLC, 5.54%, 02/20/08	48,288
25,000	Lexington Parker Capital Corp., 5.37%, 09/05/07 (e)	24,985
65,000	Liberty Street Funding Co., 5.78%, 09/12/07	64,886
50,000	Macquarie Bank Ltd. (Australia), 5.33%, 09/07/07 (e)	49,956
15,000	Monument Gardens Funding Corp., 5.67%, 09/04/07	14,993
	Morgan Stanley & Co., Inc.,
25,000	5.52%, 10/01/07	25,000
25,000	5.52%, 04/01/08	25,000
	Picaros Funding LLC,
80,000	5.29%, 09/04/07	79,966
80,000	5.33%, 09/07/07	79,930
50,000	5.35%, 01/16/08	49,010
77,500	Ranger Funding Corp., 6.08%, 09/24/07	77,200
50,000	Sedna Finance, Inc., 5.35%, 01/18/08	48,994
55,000	Solitaire Funding LLC, 5.60%, 02/15/08 (e)	53,609
25,000	Svenska Handelsbanken AB (Sweden), 5.31%, 10/30/07	24,786
20,000	Swedbank AB (Sweden), 5.30%, 09/24/07	19,934
63,660	Swiss RE Financial Products, 5.28%, 09/27/07	63,424
21,916	Tempo Finance Corp., 5.33%, 09/11/07	21,884
61,902	Thames Asset Global Securitization, Inc., 5.78%, 09/13/07	61,783
45,000	UBS Finance Delaware LLC, 5.31%, 10/26/07	44,640
40,000	Variable Funding Capital, 6.00%, 11/16/07	39,501
79,500	Westpac Trust Securities Ltd., 5.35%, 11/30/07	78,465
	Total Commercial Paper (Cost $3,157,399)	3,157,399
Corporate Notes — 33.9%
	Capital Markets — 3.1%
18,000	Goldman Sachs & Co., 5.43%, 03/07/08 (i)	18,000
	Links Finance LLC,
80,000	FRN, 5.32%, 11/14/07 (e)	79,998
50,000	FRN, 5.32%, 12/10/07 (e)	49,997
25,000	FRN, 5.47%, 11/19/07 (e)	24,999
	Merrill Lynch & Co., Inc.,
13,520	3.70%, 04/21/08	13,370
55,000	FRN, 5.37%, 11/01/07 (i)	55,000
40,000	FRN, 5.41%, 10/04/07	40,000
30,000	UBS AG, FRN, 5.56%, 09/16/07	30,000
		311,364
	Commercial Banks — 17.7%
50,000	ANZ National International Ltd. (United Kingdom), FRN, 5.33%, 10/09/07 (e)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.52%, 09/24/07 (e)	50,000
20,000	Bancaja U.S. Debt S.A.U. (Spain), FRN, 5.39%, 10/23/07 (e)	20,000
30,000	Bank of America, N.A., 5.25%, 05/05/08	30,000
70,000	Bank of Ireland (Ireland), FRN, 5.53%, 09/19/07 (e)	70,000
254,000	Bayerische Landesbank, FRN, 5.56%, 09/24/07	254,000
30,000	BNP Paribas (France), FRN, 5.49%, 09/26/07 (e)	30,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 10/19/07	25,000
	Credit Agricole S.A. (France),
33,000	FRN, 5.33%, 09/24/07 (e)	33,000
45,000	FRN, 5.35%, 10/23/07 (e)	45,000
150,000	Dexia Credit Local, FRN, 5.30%, 09/28/07	149,998
	HBOS Treasury Services plc (United Kingdom),
175,000	FRN, 5.39%, 10/01/07 (e)	175,000
150,000	FRN, 5.58%, 11/20/07 (e)	150,000
50,000	HSBC USA, Inc., FRN, 5.61%, 09/17/07	50,000
100,000	Kommunalkredit Austria AG (Austria), FRN, 5.52%, 09/24/07 (e)	100,000
20,000	Natexis Banques Populaires, FRN, 5.31%, 12/05/07	19,999
190,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.52%, 09/21/07 (e)	190,003
36,000	Santander U.S. Debt S.A. Unipersonal (Spain), FRN, 5.37%, 09/21/07 (e)	36,001
15,000	Societe Generale (France), FRN, 5.31%, 10/02/07 (e)	15,000
50,000	Svenska Handelsbanken (Sweden), FRN, 5.51%, 09/13/07 (e)	50,000
	Wells Fargo & Co.,
75,000	FRN, 5.34%, 10/03/07	75,000
75,000	FRN, 5.38%, 10/02/07	75,000
45,000	FRN, 5.50%, 09/18/07	45,000
22,000	Westpac Banking Corp., FRN, 5.31%, 10/09/07 (e)	22,000
		1,760,001

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Diversified Financial Services — 9.8%
30,000	Allstate Life Global Funding Trusts, FRN, 5.33%, 10/04/07	30,000
25,000	Beta Finance, Inc., FRN, 5.50%, 11/20/07 (e)	25,002
	CC USA, Inc.,
50,000	FRN, 5.31%, 10/11/07 (e)	49,999
30,000	FRN, 5.37%, 06/09/08 (e)	30,000
15,000	FRN, 5.41%, 09/04/07 (e)	15,000
25,000	Citigroup Funding, Inc., FRN, 5.50%, 11/13/07	25,000
150,000	General Electric Capital Corp, FRN, 5.36%, 12/07/09	150,000
	K2 (USA) LLC,
50,000	FRN, 5.32%, 09/15/07 (e)	49,995
37,000	FRN, 5.32%, 10/13/07 (e)	36,996
25,000	FRN, 5.32%, 11/06/07 (e)	24,998
50,000	FRN, 5.32%, 11/21/07 (e)	49,999
15,000	FRN, 5.36%, 06/09/08 (e)	15,006
25,000	FRN, 5.45%, 11/23/07 (e)	24,997
	Liberty Lighthouse Co. LLC,
75,000	FRN, 5.32%, 09/25/07 (e)	74,999
50,000	FRN, 5.37%, 09/20/07 (e)	50,009
	Sigma Finance, Inc.,
58,000	FRN, 5.31%, 09/18/07 (e)	57,997
25,000	FRN, 5.32%, 11/07/07 (e)	24,995
90,000	FRN, 5.34%, 09/17/07 (e)	90,003
50,000	Structured Asset Repackaged Trust, FRN, 5.69%, 09/17/07 (e) (i)	50,000
	Tango Finance Corp.,
50,000	FRN, 5.32%, 11/15/07 (e)	49,999
50,000	FRN, 5.33%, 09/20/07 (e)	50,000
		974,994
	Insurance — 1.3%
100,000	AIG Matched Funding Corp., FRN, 5.32%, 10/09/07 (e) (m)	99,987
32,300	Hartford Life Global Funding Trusts, FRN, 5.63%, 09/17/07	32,300
		132,287
	Thrifts & Mortgage Finance — 2.0%
199,000	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.37%, 10/03/07 (e)	199,000
	Total Corporate Notes (Cost $3,377,646)	3,377,646
Funding Agreements — 1.5%
	Insurance — 1.5%
100,000	Metropolitan Life Insurance Co., FRN, 5.40%, 03/17/08 (e) (f) (i)	100,000
50,000	New York Life Insurance Co., FRN, 5.42%, 02/22/08 (e) (f) (i)	50,000
	Total Funding Agreements (Cost $150,000)	150,000
Master Note — 1.0%
100,000	Citigroup Global Markets Holdings, Inc. 5.45%, 05/19/08 (Cost $100,000)	100,000
Municipal Bond — 0.3%
	Michigan — 0.3%
26,845	City of Battle Creek, Downtown Development, GO, VRDO, AMBAC, 5.42%, 10/01/07 (Cost $26,845)	26,845
Repurchase Agreements — 6.5%
150,000	Bank of America Securities LLC, 5.33%, dated 08/31/07, due 09/04/07, repurchase price $150,089, collateralized by Corporate Bonds and Notes with a value of $153,000	150,000
200,000	Citigroup, Inc., 5.50%, dated 08/31/07, due 09/04/07, repurchase price $200,122, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
300,000	Goldman Sachs & Co, 5.45%, dated 08/31/07, due 09/04/07, repurchase price $300,182, collateralized by Corporate Bonds and Notes with a value of $309,000	300,000
	Total Repurchase Agreements (Cost $650,000)	650,000
Time Deposits — 1.7%
50,000	Lehman Brothers Bankhaus AG, 5.34%, 09/04/07 (i)	50,000
28,000	5.36%, 12/03/07 (i)	28,000
89,329	Societe Generale, 5.31%, 09/04/07	89,329
	Total Time Deposits (Cost $167,329)	167,329
	Total Investments — 99.6% (Cost $9,914,154)*	9,914,154
	Other Assets in Excess of Liabilities — 0.4%	37,163
	NET ASSETS — 100.0%	$9,951,317

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 42.2%
	Federal Farm Credit Bank — 0.7%
150,000	FRN, 5.54%, 11/01/07	149,993
	Federal Home Loan Bank System — 22.4%
234,000	DN, 5.05%, 02/22/08 (n)	228,427
640,000	FRN, 5.19%, 10/05/09	639,375
229,500	FRN, 5.21%, 09/17/08	229,387
835,000	FRN, 5.21%, 09/19/07	834,559
900,000	FRN, 5.27%, 11/20/07	900,000
850,000	FRN, 5.31%, 11/22/07	850,000
270,000	FRN, 5.32%, 11/27/07	270,000
500,000	FRN, 5.44%, 11/18/07	500,000
		4,451,748
	Federal Home Loan Mortgage Corp. — 11.9%
75,370	5.13%, 10/24/07	75,360
78,000	DN, 5.17%, 12/11/07 (n)	76,926
120,062	DN, 5.27%,05/27/08 (n)	115,572
267,867	DN, 5.29%, 04/11/08 (n)	259,457
305,000	DN, 5.29%, 04/30/08 (n)	294,643
685,000	FRN, 5.22%, 09/17/07	684,987
847,000	FRN, 5.35%, 09/27/07	846,972
		2,353,917
	Federal National Mortgage Association — 7.2%
332,600	Zero Coupon, 12/01/07 (n)	328,318
217,711	DN, 5.05%, 02/20/08 (n)	212,587
231,333	DN, 5.24%, 11/30/07 (n)	228,436
59,581	DN, 5.27%, 05/12/08 (n)	57,471
55,000	DN, 5.29%, 12/28/07 (n)	54,092
75,000	DN, 5.30%, 05/30/08 (n)	72,141
75,000	DN, 5.31%, 06/12/08 (n)	72,007
412,000	FRN, 5.20%, 09/28/07	411,924
		1,436,976
	Total U.S. Government Agency Securities (Cost $8,392,634)	8,392,634
Repurchase Agreements — 59.4%
58,439	Banc of America Securities LLC, 5.30%, dated 08/31/07, due 09/04/07, repurchase price $58,473, collateralized by U.S. Government Agency Securities with a value of $59,608	58,439
250,000	Banc of America Securities LLC, 5.30%, dated 08/31/07, due 09/13/07, repurchase price $250,478, collateralized by U.S. Government Agency Securities with a value of $255,000 (i)	250,000
2,900,000	Barclays Capital, Inc., 5.40%, dated 08/31/07, due 09/04/07, repurchase price $2,901,740, collateralized by U.S. Government Agency Securities with a value of $2,958,003	2,900,000
350,000	Barclays Capital, Inc., 5.28%, dated 08/31/07, due 09/04/07, repurchase price $350,205, collateralized by U.S. Government Agency Securities with a value of $357,000 (m)	350,000
3,500,000	Citigroup, Inc., 5.40%, dated 08/31/07, due 09/04/07, repurchase price $3,502,100, collateralized by U.S. Government Agency Securities with a value of $3,570,000	3,500,000
700,000	Credit Suisse First Boston USA, Inc., 5.25%, dated 08/31/07, due 09/13/07, repurchase price $700,408, collateralized by U.S. Government Agency Securities with a value of $714,003 (i)	700,000
3,500,000	Deutsche Bank Securities, Inc., 5.40%, dated 08/31/07, due 09/04/07, repurchase price $3,502,100, collateralized by U.S. Government Agency Securities with a value of $3,570,000	3,500,000
3,107	Goldman Sachs & Co, 5.20%, dated 08/31/07, due 09/04/07, repurchase price $3,109, collateralized by U.S. Government Agency Securities with a value of $3,172	3,107
523,107	UBS Warburg LLC, 5.13%, dated 08/31/07, due 09/04/07, repurchase price $523,405, collateralized by U.S. Government Agency Securities with a value of $538,802	523,107
	Total Repurchase Agreements (Cost $11,784,653)	11,784,653
	Total Investments — 101.6% (Cost $20,177,287)*	20,177,287
	Liabilities in Excess of Other Assets — (1.6)%	(326,642)
	NET ASSETS — 100.0%	$19,850,645

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 2.2%
	U.S. Treasury Bills — 0.2%
11,824	3.38%, 11/08/07 (n)	11,749
25	4.87%, 12/13/07 (n)	25
		11,774
	U.S. Treasury Notes — 2.0%
100,000	4.13%, 08/15/08	99,973
90,000	4.88%, 04/30/08	90,434
34,000	5.00%, 07/31/08	34,261
		224,668
	Total U.S. Treasury Obligations (Cost $236,442)	236,442
Repurchase Agreements — 98.0%
1,350,000	Barclays Capital, Inc., 5.10%, dated 08/31/07, due 09/04/07 repurchase price $1,350,765, collateralized by U.S. Treasury Securities with a value of $1,377,002 (m)	1,350,000
300,000	Credit Suisse First Boston LLC, 5.10%, dated 08/31/07, due 09/04/07, repurchase price $300,170, collateralized by U.S. Treasury Securities with a value of $306,002	300,000
1,413,638	Deutsche Bank Securities, Inc., 5.10%, dated 08/31/07, due 09/04/07, repurchase price $1,414,439, collateralized by U.S. Treasury Securities with a value of $1,441,911	1,413,638
1,000,000	Greenwich Capital Markets, Inc., 5.10%, dated 08/31/07, due 09/04/07, repurchase price $1,000,567, collateralized by U.S. Treasury Securities with a value of $1,020,001	1,000,000
1,500,000	HSBC Securities (USA), Inc., 5.10%, dated 08/31/07, due 09/04/07, repurchase price $1,500,850, collateralized by U.S. Treasury Securities with a value of $1,530,001	1,500,000
1,750,000	Lehman Brothers, Inc., 5.05%, dated 08/31/07, due 09/04/07, repurchase price $1,750,982, collateralized by U.S. Treasury Securities with a value of $1,785,009	1,750,000
1,200,000	Merrill Lynch & Co., Inc., 5.08%, dated 08/31/07, due 09/04/07, repurchase price $1,200,677, collateralized by U.S. Treasury Securities with a value of $1,224,005	1,200,000
1,350,000	Morgan Stanley & Co., Inc., 5.10%, dated 08/31/07, due 09/04/07, repurchase price $1,350,765, collateralized by U.S. Treasury Securities with a value of $1,377,000	1,350,000
850,000	UBS Warburg LLC, 5.08%, dated 08/31/07, due 09/04/07, repurchase price $850,480, collateralized by U.S. Treasury Securities with a value of $867,003	850,000
	Total Repurchase Agreements (Cost $10,713,638)	10,713,638
	Total Investments — 100.2% (Cost $10,950,080)*	10,950,080
	Liabilities in Excess of Other Assets — (0.2)%	(23,637)
	NET ASSETS — 100.0%	$10,926,443

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 99.8%
	Federal Farm Credit Bank — 25.3%
75,000	DN, 4.68%, 10/16/07 (m) (n)	74,564
75,000	DN, 4.68%, 10/17/07 (n)	74,554
100,000	DN, 4.69%, 10/24/07 (n)	99,315
50,000	DN, 5.18%, 02/20/08 (n)	48,798
50,000	DN, 5.19%, 12/20/07 (n)	49,224
100,000	DN, 5.19%, 01/22/08 (n)	97,990
125,000	DN, 5.19%, 01/23/08 (n)	122,470
100,000	DN, 5.19%, 01/25/08 (n)	97,968
100,000	DN, 5.21%, 02/25/08 (n)	97,537
60,000	FRN, 5.18%, 10/01/08	59,987
85,000	FRN, 5.19%, 06/02/08	84,988
250,000	FRN, 5.20%, 02/10/09	249,948
100,000	FRN, 5.21%, 09/19/08	99,990
75,000	FRN, 5.21%, 10/03/08	74,992
62,500	FRN, 5.21%, 10/20/08	62,490
100,000	FRN, 5.21%, 04/13/09	99,976
100,000	FRN, 5.21%, 04/20/09	99,984
250,000	FRN, 5.22%, 02/11/08	249,968
350,000	FRN, 5.22%, 12/18/08	349,978
100,000	FRN, 5.23%, 03/18/08	99,991
90,000	FRN, 5.23%, 03/26/08	89,992
50,000	FRN, 5.23%, 06/16/08	49,992
100,000	FRN, 5.24%, 08/18/08	99,980
100,000	FRN, 5.25%, 10/05/07	99,999
75,000	FRN, 5.36%, 01/23/09	74,977
330,000	FRN, 5.40%, 08/24/09	330,000
12,000	FRN, 5.42%, 09/24/07	12,000
30,000	FRN, 5.43%, 09/27/07	30,001
11,000	FRN, 5.47%, 02/12/09	11,008
		3,092,661
	Federal Home Loan Bank — 74.5%
46,650	4.10%, 06/13/08	46,231
89,425	5.13%, 05/21/08	89,350
94,815	5.25%, 06/06/08	94,793
26,915	5.32%, 06/18/08	26,912
981,551	DN, 4.21%, 09/04/07 (n)	981,207
222,094	DN, 4.92%, 09/12/07 (n)	221,761
99,300	DN, 4.93%, 11/16/07 (n)	98,279
650,000	DN, 4.95%, 09/21/07 (n)	648,225
300,000	DN, 4.96%, 11/13/07 (n)	297,019
367,021	DN, 4.98%, 09/28/07 (n)	365,659
93,402	DN, 4.98%, 11/21/07 (n)	92,369
135,000	DN, 5.01%, 11/14/07 (n)	133,626
81,085	DN, 5.06%, 09/14/07 (n)	80,937
700,000	DN, 5.08%, 09/26/07 (n)	697,547
588,158	DN, 5.17%, 09/05/07 (n)	587,822
496,033	DN, 5.18%, 11/07/07 (n)	491,307
634,980	DN, 5.19%, 09/07/07 (n)	634,433
435,999	DN, 5.20%, 10/03/07 (n)	434,008
88,996	DN, 5.20%, 10/05/07 (n)	88,564
300,000	DN, 5.20%, 10/10/07 (n)	298,330
378,716	DN, 5.20%, 10/24/07 (n)	375,856
150,000	DN, 5.21%, 09/19/07 (n)	149,614
200,000	FRN, 5.19%, 01/05/09	199,870
91,500	FRN, 5.20%, 01/10/08	91,486
540,000	FRN, 5.20%, 03/20/08	539,891
265,000	FRN, 5.21%, 10/16/08	264,914
250,750	FRN, 5.24%, 02/11/09	250,750
100,000	FRN, 5.27%, 02/20/09	100,000
90,000	FRN, 5.31%, 03/20/09	90,000
362,050	FRN, 5.42%, 11/14/08	361,922
295,630	FRN, 5.44%, 02/18/09	295,630
		9,128,312
	Total Investments — 99.8% (Cost $12,220,973)*	12,220,973
	Other Assets in Excess of Liabilities — 0.2%	19,944
	NET ASSETS — 100.0%	$12,240,917

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 100.2%
	U.S. Treasury Bills — 100.2% (n)
2,000,000	2.84%, 11/23/07	1,986,997
2,151,261	3.32%, 09/20/07 (m)	2,147,502
350,000	3.39%, 01/03/08	345,961
225,000	3.58%, 01/10/08	222,107
170,000	3.76%, 01/17/08	167,589
750,000	4.07%, 10/11/07 (c)	746,639
2,875,396	4.14%, 09/13/07 (c)	2,871,442
2,913,542	4.16%, 09/06/07 (c)	2,911,866
1,325,000	4.26%, 11/01/07 (c)	1,315,539
250,000	4.38%, 09/17/07	249,514
825,000	4.51%, 11/15/07	817,342
810,000	4.54%, 10/04/07 (c)	806,660
475,000	4.55%, 10/25/07 (c)	471,794
1,768,176	4.55%, 11/08/07	1,753,148
1,575,980	4.59%, 09/27/07 (c)	1,570,786
850,000	4.60%, 10/18/07 (c)	844,949
250,000	4.70%, 11/29/07	247,132
	Total Investments — 100.2% (Cost $19,476,967)*	19,476,967
	Liabilities in Excess of Other Assets — (0.2)%	(32,646)
	NET ASSETS — 100.0%	$19,444,321

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Commercial Paper — 4.6% (n)
	Arizona — 0.3%
44,979	City of Phoenix, 3.68%, 11/27/07	44,979
10,000	City of Phoenix IDA, 3.67%, 10/12/07	10,000
		54,979
	District of Columbia — 0.3%
	District of Columbia,
16,000	3.72%, 11/07/07	16,000
17,500	3.68%, 02/01/08	17,500
36,100	Metropolitan Washington Airports Authority, 3.74%, 10/10/07	36,100
		69,600
	Florida — 0.1%
18,125	Sunshine State Local Government, 3.62%, 10/01/07	18,125
	Georgia — 0.2%
	Metropolitan Atlanta Rapid Transit Authority,
17,500	3.62%, 10/01/07	17,500
17,500	3.75%, 10/09/07	17,500
		35,000
	Illinois — 0.1%
14,033	Chicago O’Hare International Airport, 3.78%, 10/15/07	14,033
	Maryland — 0.1%
21,216	Johns Hopkins University, 3.72%, 09/05/07	21,216
	Minnesota — 0.1%
10,000	Rochester, Minnesota Health Care Facilities, 3.70%, 09/12/07	10,000
	North Carolina — 0.7%
	City of Charlotte,
16,236	3.55%, 09/07/07	16,236
11,387	3.70%, 01/16/08	11,387
3,313	3.70%, 04/08/08	3,313
14,545	3.75%, 03/12/08	14,545
10,351	3.75%, 04/08/08	10,351
12,546	City of Charlotte, Water & Sewer, 3.70%, 10/17/07	12,546
	University of North Carolina,
36,614	3.70%, 01/16/08	36,614
40,000	3.72%, 01/15/08	40,000
		144,992
	Ohio — 0.3%
19,200	Cuyahoga County, 3.70%, 09/06/07	19,200
	Ohio State University,
19,500	3.70%, 10/11/07	19,500
25,500	3.73%, 10/11/07	25,500
		64,200
	Tennessee — 0.2%
	Metropolitan Government Nashville & Davidson County,
15,000	3.70%, 10/09/07	15,000
35,000	3.72%, 10/11/07	35,000
		50,000
	Texas — 0.5%
13,600	City of San Antonio, 3.74%, 10/04/07	13,600
25,000	Dallas Airport, 3.65%, 01/08/08	25,000
	Texas Housing Agency,
15,039	3.72%, 10/05/07	15,039
9,735	3.80%, 10/05/07	9,735
19,050	Texas Municipal Power Agency, 3.67%, 11/14/07	19,050
	Texas Public Finance Authority,
24,500	3.82%, 09/14/07	24,500
		106,924
	Utah — 0.7%
	Intermountain Power Agency,
48,900	3.65%, 10/01/07	48,900
87,800	3.65%, 02/06/08	87,800
		136,700
	Vermont — 0.1%
	University of Vermont,
5,590	3.70%, 10/03/07	5,590
3,000	3.70%, 10/04/07	3,000
2,095	3.73%, 10/09/07	2,095
790	3.75%, 10/03/07	790
		11,475
	Virginia — 0.1%
21,000	University of Virginia, 3.69%, 10/01/07	21,000
	Washington — 0.7%
50,000	King County, 3.74%, 09/18/07	50,000
93,500	Metropolitan Washington Airports Authority, 3.72%, 02/06/08	93,500
		143,500
	Wisconsin — 0.1%
20,775	State of Wisconsin, 3.70%, 10/01/07	20,775
	Total Municipal Commercial Paper (Cost $922,519)	922,519

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.5%
	Alabama — 2.4%
20,900	ABN AMRO Munitops Certificate Trust, Series 2002-21, Rev., VRDO, MBIA, 4.02%, 09/06/07	20,900
	Austin Trust Various States,
11,035	Series 2007-1001, Rev., VRDO, MBIA-IBC, LIQ: Bank of America N.A., 4.01%, 09/06/07	11,035
9,375	Series 2007-1002, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Bank of America N.A., 4.01%, 09/06/07	9,375
2,700	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.97%, 09/06/07	2,700
13,500	Columbia IDB, PCR, Alabama Power Co. Project, Series C, Rev., VRDO, 3.99%, 09/05/07	13,500
34,525	Cullman Medical Clinic Board-Medical Park South, Series 121, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.03%, 09/05/07	34,525
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VRDO, LOC: Regions Bank, 3.97%, 09/06/07	15,000
	Jefferson County, Sewer,
64,560	Series C-3, Rev., VRDO, XLCA, 3.98%, 09/06/07	64,560
7,950	Sub Series B-5, Rev., VRDO, XLCA, 3.97%, 09/06/07	7,950
5,735	Jefferson County, Sewer, EAGLE, Series 2002-6016, Class A, Rev., VRDO, FGIC, 4.04%, 09/06/07	5,735
	Montgomery BMC Special Care Facilities Financing Authority, Hospital, VHA Alabama, Inc.,
5,800	Series C, Rev., VRDO, AMBAC, 4.00%, 09/05/07	5,800
5,000	Series D, Rev., VRDO, AMBAC, 4.00%, 09/05/07	5,000
4,300	Series E, Rev., VRDO, AMBAC, 4.00%, 09/05/07	4,300
9,000	Series F, Rev., VRDO, AMBAC, 4.00%, 09/05/07	9,000
26,065	Morgan County-Decatur Health Care Authority, Series PT-947, Rev., VRDO, Connie Lee, 4.06%, 09/06/07	26,065
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.10%, 09/06/07	4,000
256,010	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 3.98%, 09/04/07	256,010
4,940	Tuscaloosa County Board of Education, Special Tax, TAW, VRDO, LOC: Regions Bank, 3.97%, 09/06/07	4,940
		500,395
	Alaska — 0.2%
	Alaska Housing Finance Corp., Floating Rate Trust Receipts,
8,625	Series K-14, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 4.23%, 09/01/07	8,625
1,600	Series L-25, Regulation D, Rev., VRDO, MBIA, 4.20%, 09/05/07	1,600
13,005	Alaska Housing Finance Corp., Merlots, Series D, Rev., VRDO, MBIA, LIQ: Wachovia Bank N.A., 4.02%, 09/05/07	13,005
10,000	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VRDO, MBIA, 3.97%, 09/06/07	10,000
14,400	City of North Slope Boro, Series A, GO, VRDO, MBIA, 4.00, 09/06/07	14,400
		47,630
	Arizona — 1.6%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN AMRO Bank N.V., 3.90%, 09/05/07	24,200
56,800	Series 83-B, Rev., VRDO, LOC: Bank of New York, 3.99%, 09/05/07	56,800
7,700	Apache County IDA, IDR, Tucson Electric Power Co., Springville, Series 1999-6, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.90%, 09/05/07	7,700
41,200	Arizona Health Facilities Authority, Series 1782, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.06%, 09/06/07	41,200
	Arizona State University,
10,000	Series A, Rev., VRDO, AMBAC, 3.92%, 09/05/07	10,000
5,000	Series B, Rev., VRDO, AMBAC, 3.91%, 09/05/07	5,000
21,375	Downtown Phoenix Hotel Corp., Floating Rate Trust Receipts, Series P3U, Regulation D, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	21,375
7,000	Eagle Tax Exempt Trust, Weekly Series 2002-0301, Class A, Rev., VRDO, LIQ: Citibank N.A., 4.04%, 09/06/07	7,000
	Lehman Municipal Trust Receipts,
31,220	Series P66, Regulation D, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	31,220
16,600	Series P67, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	16,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	7,160
19,240	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Series A, Rev., VRDO, MBIA, 3.95%, 09/05/07	19,240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Arizona — Continued
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, LIQ: FHLMC, 4.00%, 09/05/07	2,000
	Pima County IDA, Tucson Electric Irvington,
43,200	Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.99%, 09/05/07	43,200
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	6,850
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.92%, 09/05/07	10,475
14,525	Series E, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.92%, 09/05/07	14,525
7,960	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 4.03%, 09/05/07	7,960
		332,505
	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank of New York, 4.10%, 09/05/07	3,830
5,500	Columbia County, Solid Waste Disposal, Albemarle Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 4.07%, 09/05/07	5,500
		9,330
	California — 4.1%
2,450	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.98%, 09/06/07	2,450
	Access to Loans for Learning Student Loan Corp.,
48,700	Series II-A-9, Rev., VRDO, LOC: State Street Bank & Trust Co., 4.10%, 09/05/07	48,700
90,200	Series V-A-1, Rev., VRDO, AMBAC, 4.10%, 09/05/07	90,200
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VRDO, FSA, 3.90%, 09/06/07	2,000
18,600	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VRDO, AMBAC, 3.91%, 09/06/07	18,600
2,200	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Mellon Bank N.A., 4.00%, 09/05/07	2,200
23,500	California Housing Finance Agency, Series A, Rev., VRDO, AMT, 3.95%, 09/05/07	23,500
	California Housing Finance Agency, Home Mortgage,
9,275	Series C, Rev., VRDO, AMT, 3.95%, 09/05/07	9,275
10,830	Series F, Rev., VRDO, 3.94%, 09/05/07	10,830
	California Housing Finance Agency, Multi-Family Housing,
100	Series III-D, Rev., VRDO, AMT, 4.05%, 09/05/07	100
1,125	Series III-G, Rev., VRDO, 4.23%, 09/05/07	1,125
5,850	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 4.15%, 09/06/07	5,850
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 4.00%, 09/05/07	1,610
1,275	California Infrastructure & Economic Development Bank, IDR, Standard Abrasive Manufacturing Project, Series A, Rev., VRDO, LOC: Mellon First Business Bank, 4.00%, 09/05/07	1,275
500	California State Department of Water Resources, Power Supply, Series C-13, Rev., VRDO, FSA, 3.85%, 09/05/07	500
21,000	California State University, EAGLE, Series 7200-50014, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 4.00%, 09/06/07	21,000
	California Statewide Communities Development Authority,
14,600	Series ROCS-RR-II-R-774CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.07%, 09/06/07	14,600
17,820	Series ROCS-RR-II-R-10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.07%, 09/06/07	17,820
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments, Series X, Rev., VRDO, FNMA, LIQ: FNMA, 4.05%, 09/06/07	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	3,420
75,000	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/05/07	75,000
40	Chabot-Las Positas Community College District, Series 87-Z, GO, VRDO, AMBAC, LIQ: Goldman Sachs Special Situations, 4.00%, 09/06/07	40

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
1	City of Glendale, Hospital, Series 590, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 4.07%, 09/06/07	1
8,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	8,800
2,100	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VRDO, LOC: Coast Federal Bank, 3.83%, 09/06/07	2,100
2,300	East Bay Municipal Utility District, Water System, Sub Series B-2, Rev., VRDO, XLCA, 3.86%, 09/05/07	2,300
47,665	Eclipse Funding Trust, Solar Eclipse, Series 2007-0053, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 4.02%, 09/04/07	47,665
11,725	Eclipse Funding Trust, Solar Eclipse, Corona, Series 2006-0099, Tax Allocation, VRDO, AMBAC, LIQ: U.S. Bank N.A., 4.02%, 09/06/07	11,725
9,115	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	9,115
3,950	Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	3,950
30,000	Golden State Tobacco Securitization Corp., Rev., VRDO, 4.07%, 09/06/07	30,000
4,100	Grant Joint Union High School District, Bridge Funding Program, COP, VRDO, FSA, 3.90%, 09/07/07	4,100
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VRDO, FSA, 3.90%, 09/07/07	6,360
	Lehman Municipal Trust Receipts,
35,700	Series 06-F11, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	35,700
11,930	Series 06-F13, Regulation D, GO, VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	11,930
35,210	Series 07-P4, Regulation D, Rev., VRDO, AMBAC, XLCA, LIQ: Lehman Liquidity Co., 3.90%, 09/04/07	35,210
29,975	Series P56W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., FGIC, 4.15%, 09/05/07	29,975
15,945	Lehman Municipal Trust Receipts, Housing Finance Agency, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.33%, 09/05/07	15,945
200	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VRDO, LOC: Fleet National Bank, 3.99%, 09/05/07	200
14,300	Los Angeles Unified School District, Series 2006, GO, VRDO, FSA, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.95%, 09/04/07	14,300
27,000	Macon Trust Various States, Series 2007-336, TAW, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 4.01%, 09/06/07	27,000
	Municipal Securities Trust Certificates,
11,285	Series 281, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	11,285
2,075	Series 1999-73, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	2,075
450	Series 2000-96, Class A, GO, VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	450
20,860	Series 2001-118, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	20,860
12,570	Series 2001-136, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	12,570
	Orange County Sanitation District,
1,900	COP, VRDO, 3.85%, 09/04/07	1,900
300	Series A, COP, VRDO, 3.95%, 09/04/07	300
1,600	Port of Oakland, Trust Receipts, Series 5, Class F, Rev., VRDO, FGIC, 4.01%, 09/06/07	1,600
	Puttable Floating Option Tax-Exempt Receipts,
43,450	Series MT-421, Rev., VRDO, 4.12%, 09/05/07	43,450
34,965	Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 4.03%, 09/07/07	34,965
29,660	Series PZP-019, Rev., VRDO, 3.91%, 09/05/07	29,660
1,500	Riverside Country Asset Leasing Corp., Southwest Justice Center, Series B, Rev., VRDO, MBIA, 3.85%, 09/05/07	1,500
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VRDO, FSA, 3.90%, 09/06/07	1,200
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 3.96%, 09/06/07	1,800
	Southern California Home Financing Authority,
3,355	Series A, Rev., VRDO, AMT, 3.92%, 09/06/07	3,355
6,375	Series A, Rev., VRDO, AMT, 3.99%, 09/06/07	6,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
1,100	Southern California Public Power Authority, Southern Transmission Project, Rev., VRDO, AMBAC, LOC: Lloyds TSB Bank plc, 3.85%, 09/05/07	1,100
	State of California,
15,715	Series A, Sub Series A-2, GO, VRDO, LOC: Calyon Bank, 3.90%, 09/05/07	15,715
1,775	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.89%, 09/06/07	1,775
2,225	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	2,225
		845,031
	Colorado — 3.0%
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 3.94%, 09/06/07	11,310
2,470	City of Arvada, Rev., VRDO, FSA, 3.80%, 10/01/07	2,470
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 3.94%, 09/06/07	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 3.97%, 09/06/07	1,000
6,890	City of Thornton, Series ROCS-RR-II-R-1052, COP, VRDO, AMBAC, LIQ: Citigroup Global Markets, 4.03%, 09/06/07	6,890
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 3.98%, 09/05/07	19,400
	Colorado Housing & Finance Authority,
40,000	Series A-2, Class I, Rev., VRDO, AMT, LIQ: Depfa Bank plc, 4.15%, 09/05/07	40,000
30,000	Series A-3, Class I, Rev., VRDO, AMT, 4.15%, 09/05/07	30,000
12,330	Series AA-3, Class I, Rev., VRDO, 4.05%, 09/05/07	12,330
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 3.87%, 09/05/07	1,600
1,885	Colorado Housing & Finance Authority, Multi-Family Project, Series A-4, Class I, Rev., VRDO, 4.10%, 09/05/07	1,885
	Colorado Housing & Finance Authority, Single Family Mortgage,
42,700	Series A-2, Class I, Rev., VRDO, 4.15%, 09/05/07	42,700
7,200	Series C-2, Class I, Rev., VRDO, AMT, 4.15%, 09/05/07	7,200
21,500	Colorado State Education Loan Program, Rev., TRAN, 4.00%, 08/05/08	21,543
	Colorado Student Obligation Bond Authority, Student Loans, Senior Lien,
1,000	Series A-2, Rev., VRDO, AMBAC, 4.05%, 09/05/07	1,000
2,500	Series A-3, Rev., VRDO, AMBAC, 4.05%, 09/05/07	2,500
	Denver City & County, Airport,
48,300	Series A, Rev., VRDO, AMT, CIFG, 3.97%, 09/052/07	48,300
5,000	Series N-12, Regulation D, Rev., VRDO, FGIC, 4.30%, 09/05/07	5,000
4,985	Series ROC-II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.06%, 09/06/07	4,985
14,750	Denver City & County, Colorado Convention Center Project, Series B, Rev., VRDO, FSA, 3.95%, 09/06/07	14,750
	Denver City & County, Wellington E Web,
57,845	Series PA-C2, COP, VRDO, AMBAC, 3.95%, 09/05/07	57,845
5,000	Series PA-C3, COP, VRDO, AMBAC, 3.98%, 09/05/07	5,000
6,045	Jefferson County School District R-001, Series ROCS-II-R-6516, GO, VRDO, FSA, LIQ: Citibank Financial Products, 4.03%, 09/06/07	6,045
95,400	Lehman Municipal Trust Receipts, Various States, Series F9, Regulation D, TAW, VRDO, LIQ: Lehman Brothers Special Financing, 4.18%, 09/05/07	95,400
5,485	Park Creek Metropolitan District, TOCS, Series S, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.01%, 09/06/07	5,485
23,900	Puttable Floating Option Tax-Exempt Receipts, Series PZ-264, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.07%, 09/06/07	23,900
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VRDO, LIQ: Citigroup Financial Products, 3.68%, 10/04/07	50,740
90,000	State of Colorado, General Fund, Series A, Rev., RAN, 4.25%, 06/27/08	90,391
		612,819
	Connecticut — 0.2%
29,630	Connecticut State Health & Educational Facilities Authority, Series 891, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	29,630

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
1,000	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 4.00%, 09/06/07	1,000
	Connecticut State Housing Finance Authority, Housing Mortgage Finance Program,
2,300	Sub Series D-3, Rev., VRDO, AMBAC, 3.95%, 09/06/07	2,300
3,700	Sub Series E-4, Rev., VRDO, AMT, AMBAC, 3.95%, 09/06/07	3,700
		36,630
	Delaware — 0.5%
7,000	Delaware River & Bay Authority, Series B, Rev., VRDO, AMBAC, 3.87%, 09/06/07	7,000
	GS Pool Trust,
58,375	Series 19-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.08%, 09/06/07	58,374
31,651	Series 24-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.05%, 09/06/07	31,651
10,447	Series 35-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.08%, 09/06/07	10,447
4,723	Series 56-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.05%, 09/06/07	4,723
300	University of Delaware, Series B, Rev., VRDO, 3.99%, 09/05/07	300
		112,495
	District of Columbia — 2.7%
50,198	Bank of New York Municipal Certificates Trust, Series 5, Rev., VRDO, 4.15%, 09/06/07	50,198
	District of Columbia,
18,595	Series D, GO, VRDO, FGIC, 3.95%, 09/05/07	18,595
600	Series D-1, GO, VRDO, FSA, 3.92%, 09/05/07	600
81,000	TRAN, GO, 4.25%, 09/28/07	81,037
2,300	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 4.02%, 09/07/07	2,300
	District of Columbia, American University Issue,
29,605	Rev., VRDO, AMBAC, 4.05%, 09/05/07	29,605
12,000	Series A, Rev., VRDO, AMBAC, 4.10%, 09/05/07	12,000
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 4.10%, 09/06/07	7,500
23,685	District of Columbia, George Washington University, Series C, Rev., VRDO, MBIA, 4.05%, 09/05/07	23,685
50,000	District of Columbia, Housing Finance Agency, Series F, Rev., AMT, 3.60%, 09/05/07	50,000
3,085	District of Columbia, Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	3,085
11,000	District of Columbia, Merlots, Series B-33, GO, VRDO, AMBAC, 4.02%, 09/05/07	11,000
	District of Columbia, Multimodal,
26,720	Series A, GO, VRDO, FSA, 4.05%, 09/05/07	26,720
52,945	Series B, GO, VRDO, FSA, 4.05%, 09/05/07	52,945
16,570	Series D, GO, VRDO, MBIA, 4.05%, 09/05/07	16,570
15,650	District of Columbia, Multimodal, American University, Rev., VRDO, 3.90%, 09/05/07	15,650
1,980	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	1,980
18,770	District of Columbia, National Geographic Society, Rev., VRDO, 3.90%, 09/05/07	18,770
2,100	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	2,100
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Water & Sewer, Series 98-5202, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.04%, 09/06/07	6,155
15,000	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO FGIC, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	15,000
31,600	Eclipse Funding Trust, Solar Eclipse, Washington, D.C., Series 2007-0021, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.80%, 09/06/07	31,600
	Lehman Municipal Trust Receipts,
54,680	Series K38, Regulation D, GO, VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	54,680
9,515	Series KL4, Regulation D, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 4.20%, 09/06/07	9,515
14,040	Puttable Floating Option Tax-Exempt Receipts, Series 4154, GO, VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 4.00%, 09/06/07	14,040
		570,330
	Florida — 3.9%
9,345	ABN AMRO Munitops Certificate Trust, Series 2003-6, Rev., VRDO, MBIA, 4.02%, 09/06/07	9,345

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
10,125	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.97%, 09/06/07	10,125
28,500	City of Gainesville, Series A, Rev., VRDO, 3.95%, 09/06/07	28,500
	City of Gulf Breeze, Local Government Loan Program,
4,015	Series B, Rev., VRDO, FGIC, 3.97%, 09/07/07	4,015
26,740	Series C, Rev., VRDO, FGIC, 3.97%, 09/07/07	26,740
10,000	City of Jacksonville, Capital Project, Series 2002-1, Rev., VRDO, FGIC, 4.00%, 09/05/07	10,000
8,915	City of West Palm Beach, Utilities System, Rev., VRDO, FGIC, 3.93%, 09/05/07	8,915
6,510	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.94%, 09/05/07	6,510
	Eclipse Funding Trust, Solar Eclipse,
8,500	Series 2006-0043, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07 (e)	8,500
11,865	Series 2006-0130, Tax Allocation, VRDO, XLCA, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	11,865
8,740	Series 2006-0135, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	8,740
19,165	Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/21/08	19,165
10,000	Eclipse Funding Trust, Solar Eclipse, Miami, Series 2007-0045, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 4.00%, 09/05/07	10,000
35,905	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.82%, 09/06/07	35,905
54,100	Enhanced Return Puttable Floating Option, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.08%, 09/06/07	54,100
25,000	Florida Gas Utility, Gas Supply Project No. 2-A-1, Series 2-A-1, Rev., VRDO, 3.94%, 09/05/07	25,000
35,875	Florida Gas Utility, Gas Supply Project No. 2-A-2, Series 2-A-2, Rev., VRDO, 4.00%, 09/05/07	35,875
138,535	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VRDO, 3.95%, 09/06/07	138,535
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/05/07	6,350
21,495	Florida Housing Finance Corp., Homeowner Mortgage, Series 53G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.01%, 09/06/07	21,495
7,000	Florida State Board of Education, Capital Outlay, Series PT-1223, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/06/07	7,000
32,680	Florida State Board of Education, Public Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VRDO, LIQ: Societe Generale, 4.00%, 09/05/07	32,680
11,000	Florida State Department of Environmental Protection, Preservation, Series 722, Rev., VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/067/07	11,000
3,750	Hillsborough County Aviation Authority, Tampa International Airport, Series D, Rev., VAR, MBIA, 3.92%, 09/06/07	3,750
800	Jacksonville Health Facilities Authority, River Garden Project, Rev., VRDO, LOC: First Union National Bank, 4.00%, 09/06/07	800
12,000	JEA, Electric Systems, Series 3B, Rev., VRDO, CIFG, 3.92%, 09/05/07	12,000
3,070	Lee County, Water & Sewer, Series ROCS-RR-II-R-4021, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	3,070
11,700	Lehman Municipal Trust Receipts, Series P48W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.28%, 09/05/07	11,700
25,000	Liberty County IDR, Georgia-Pacific Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	25,000
7,000	Miami-Dade County, Florida Aviation, Series SG-141, Rev., VRDO, FGIC, 4.00%, 09/06/07	7,000
10,190	Miami-Dade County Water & Sewer Revenue Systems, Rev., VRDO, FGIC, 3.92%, 09/05/07	10,190
2,020	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 3.94%, 09/05/07	2,020
2,700	Municipal Securities Trust Certificates, Series 2001-131, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 3.98%, 09/05/07	6,700
16,915	North Broward Hospital District, Series B, Rev., VRDO, CIFG, 3.93%, 09/05/07	16,915

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
7,245	Orange County Housing Finance Authority, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	7,245
9,901	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 4.01%, 09/05/07	9,901
3,920	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	3,920
	Orlando & Orange County Expressway Authority,
1,800	Series C-2, Rev., VRDO, FSA, 3.92, 09/06/07	1,800
8,425	Series C-4, Rev., VRDO, FSA, 3.95%, 09/06/07	8,425
10,000	Series D, Rev., VRDO, FSA, 3.98%, 09/06/07	10,000
50,000	Sub Series C, Rev., VRDO, AMBAC, 3.92%, 09/06/07	50,000
4,550	Orlando Utilities Commission, Water & Electric, Series ROCS-RR-II-R-1040, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	4,550
4,960	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/06/07	4,960
2,500	Pinellas County Health Facility Authority, Healthcare Systems, Baycare, Series B-1, Rev., VRDO, FSA, 3.92%, 09/06/07	2,500
4,490	Puttable Floating Option Tax-Exempt Receipts, Series 1095, Rev., VRDO, 4.02%, 09/06/07	4,490
5,295	State of Florida, Series PA-511, GO, VRDO, 4.09%, 09/06/07	5,295
39,780	State of Florida, Merlots, Series A-22, Rev., VRDO, 3.78%, 11/01/07	39,780
11,900	UBS Municipal Certificates, Various States, Series 07-1014, Rev., VRDO, XLCA, 4.06%, 09/06/07	11,900
3,700	University of North Florida Foundation, Inc., Parking System, Rev., VRDO, LOC: Wachovia Bank N.A., 4.13%, 09/06/07	3,700
3,600	West Orange Healthcare District, Series B, Rev., VRDO, LOC: Suntrust Bank, 4.00%, 09/06/07	3,600
		804,271
	Georgia — 3.9%
16,610	ABN AMRO Munitops Certificate Trust, Series 2000-4, Rev., VRDO, FGIC, 3.99%, 09/06/07 (e)	16,610
8,400	Albany-Dougherty County Hospital Authority, Series L3J, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity LLC, 4.15%, 09/05/07	8,400
11,850	Albany-Dougherty County Hospital Authority, Phoebe Hospital, Rev., VRDO, AMBAC, 3.98%, 09/05/07	11,850
10,515	Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	10,515
8,835	Atlanta Downtown Development Authority, Underground Atlanta Project, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.95%, 09/05/07	8,835
5,335	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 4.05%, 09/06/07	5,335
	City of Atlanta, Airport,
23,000	Series B-1, Rev., VRDO, MBIA, 4.00%, 09/06/07	23,000
7,500	Series B-3, Rev., VRDO, MBIA, 3.95%, 09/06/07	7,500
23,000	Series C-1, Rev., VRDO, MBIA, 4.00%, 09/06/07	23,000
4,385	Series PT-737, Rev., VRDO, FGIC, 4.09%, 09/06/07	4,385
3,850	Series ROCS-RR-II-R-10080, Rev., VRDO, FGIC, LIQ; Citibank N.A., 4.09%, 09/06/07	3,850
3,545	City of Atlanta, Water & Waste Series B, Rev., VRDO, FSA, 4.00%, 09/06/07	3,545
18,100	City of Atlanta, Westside Project, Series A, Tax Allocation, VRDO, LOC: Wachovia Bank N.A., 3.97%, 09/06/07	18,100
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VRDO, FSA, 4.03%, 09/05/07	7,160
14,600	Cobb County Development Authority, Whitefield Academy, Inc., Project, Rev., VRDO, LOC: RBC Centura Bank, 3.98%, 09/05/07	14,600
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/05/07	3,400
12,600	Cobb-Marietta Coliseum & Exhibit Hall Authority, Junior Lien, Series A, Rev., VRDO, MBIA, LOC: Suntrust Bank, 3.99%, 09/05/07	12,600
18,600	De Kalb County Housing Authority, Multi-Family Housing, Camden Brook Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.98%, 09/06/07	18,600
9,030	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 4.03%, 09/06/07	9,030

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
12,045	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 4.03%, 09/06/07	12,045
10,735	De Kalb County Housing Authority, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.00%, 09/06/07	10,735
11,670	Eclipse Funding Trust, Solar Eclipse, Series 2007-0072, Rev., VRDO, XLCA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	11,670
21,555	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	21,555
10,000	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	10,000
147,825	Enhanced Return Puttable Floating Option, Series 1029, Rev., VRDO, 4.11%, 09/06/07	147,825
10,510	Forsyth County, School District, Series PT-2750, GO, VRDO, MBIA, 4.06%, 09/06/07	10,510
700	Fulton County, Development Authority, Arthritis Foundation, Inc., Project, Rev., VRDO, LOC: Suntrust Bank, 4.02%, 09/05/07	700
1,435	Fulton County, Development Authority, Morehouse College Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.02%, 09/05/07	1,435
50,680	Fulton County Development Authority, Robert W. Woodruff Arts Center, Rev., VRDO, LIQ: Bank of America N.A., 3.92%, 09/06/07	50,680
37,500	Gainesville & Hall County Hospital Authority, Northeast Georgia Health Project, Series D, Rev., VRDO, MBIA, 3.93%, 09/05/07	37,500
18,297	Georgia Municipal Association, Inc., Pooled Bond, COP, VRDO, MBIA, LIQ: Bank of America N.A., 4.01%, 09/07/07	18,297
8,445	Georgia Municipal Electric Authority, Series PA-1187, Rev., VRDO, MBIA-IBC-Bank of New York, 4.06%, 09/07/07	8,445
5,650	Griffin-Spalding County Development Authority IDA, Norcom, Inc., Project, Rev., VRDO, LOC: LaSalle Bank N.A., 4.02%, 09/07/07	5,650
5,900	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 3.92%, 09/06/07	5,900
10,000	Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc., Project, Anticipation Certificates, Rev., VRDO, LOC: Suntrust Bank, 4.02%, 09/06/07	10,000
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., VRDO, 3.92%, 09/06/07	9,450
35,000	Hall County Gainesville Hospital Authority, Rev., VRDO, 3.93%, 09/06/07	35,000
800	Marietta Housing Authority, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 4.03%, 09/06/07	800
7,060	Municipal Electric Authority of Georgia, Project One, Sub Series E, Rev., VRDO, FSA, 4.00%, 09/05/07	7,060
9,235	Municipal Securities Trust Certificates, Series 5019, Class A, GO, VRDO, LIQ: Branch Banking & Trust, 4.03%, 09/06/07	9,235
	Private Colleges & Universities Authority, Emory University,
24,290	Series B, Rev., VRDO, 3.70%, 09/05/07	24,290
45,480	Series B, Rev., VRDO, 3.95%, 09/05/07	45,480
30,100	Series B-1, Rev., VRDO, 3.95%, 09/05/07	30,100
44,460	Series B-2, Rev., VRDO, 3.91%, 09/05/07	44,460
22,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4142, Rev., VRDO, 4.07%, 09/05/07	22,995
5,200	Tift County Hospital Authority, Anticipation Certificates, Series A, Rev., VRDO, AMBAC, 3.92%, 09/05/07	5,200
		807,332
	Hawaii — 0.3%
20,825	ABN-AMRO Munitops Certificate Trust, Series 2004-1, Rev., VRDO, FGIC, 3.65%, 11/08/07	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,970	Series 2006-0096, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	13,970
9,440	Series 2006-0123, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	9,440
1,630	Enhanced Return Puttable Floating Option, Series 1016, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.08%, 09/06/07	1,630
13,347	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California N.A., 4.10%, 09/06/07	13,347
		59,212
	Idaho — 0.2%
	Idaho Housing & Finance Association, Single Family Mortgage,
2,000	Rev., VAR, 4.20%, 09/06/07	2,000
10,500	Series C, Class 1, Rev., VRDO, 4.20%, 09/06/07	10,500
2,595	Series F-1, Class 1, Rev., VRDO, 4.20%, 09/06/07	2,595
25,000	State of Idaho, GO, TAN, 4.50%, 09/06/07	25,154
		40,249

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — 4.4%
	ABN AMRO Munitops Certificate Trust,
9,850	Series 2001-10, GO, VRDO, MBIA, 4.00%, 09/06/07	9,850
15,010	Series 2001-21, GO, VRDO, MBIA, 4.02%, 09/06/07	15,010
17,150	Series 2005-4, Rev., VRDO, FGIC, 4.03%, 09/06/07	17,150
6,195	Series 2005-23, Rev., VRDO, FSA, 4.03%, 09/06/07	6,195
7,970	Series 2005-57, Rev., VRDO, GNMA COLL, 4.08%, 09/06/07	7,970
6,545	Series 2005-64, Rev., VRDO, AMBAC, 4.07%, 09/06/07	6,545
36,005	Series 2006-13, Rev., VRDO, GNMA COLL, 4.07%, 09/06/07	36,005
10,000	Series 2006-44, Rev., VRDO, FSA, 4.02%, 09/06/07	10,000
12,500	Series 2006-63, GO, VRDO, FSA, 4.02%, 09/06/07	12,500
	Chicago Board of Education,
21,960	Series B, GO, VRDO, FSA, 4.00%, 09/06/07	21,960
5,430	Series PT-2446, GO, VRDO, MBIA, 4.06%, 09/06/07	5,430
55,000	Chicago Metropolitan Water Reclamation District, Greater Chicago, UBS Municipal Certificates, Series 2006-1008, GO, VRDO, 4.03%, 09/06/07	55,000
5,300	Chicago O’Hare International Airport, General Airport Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 3.95%, 09/05/07	5,300
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 4.01%, 09/05/07	2,500
14,000	City of Chicago, Series B, GO, VRDO, FGIC, 3.97%, 09/06/07	14,000
15,500	City of Chicago, EAGLE, Series 2007-0059, Class A, GO, VRDO, FGIC, LIQ: Landesbank Hessen-Thuerigen, 4.02%, 09/06/07	15,500
5,875	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 4.04%, 09/06/07	5,875
20,000	City of Chicago, Municipal Securities Trust Receipts, Series SGA-99, GO, VRDO, FGIC, LIQ: Societe Generale, 4.02%, 09/05/07	20,000
19,245	City of Chicago, Water, Second Lien, Rev., VRDO, MBIA, 3.93%, 09/06/07	19,245
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: LaSalle National Bank, 3.98%, 09/07/07	4,300
315	City of Libertyville, IDR, Libertyville Manor Project, Rev., VRDO, LOC: National City Bank, 3.96%, 09/06/07	315
10,900	City of Schaumberg, Multi-Family Housing, Treehouse II Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.98%, 09/05/07	10,900
	Cook County,
4,503	Series 403, GO, VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/06/07	4,503
7,180	Series PT-1497, GO, VRDO, FGIC, 4.09%, 09/06/07	7,180
23,500	Cook County, Capital Improvement, Series E, GO, VRDO, 4.05%, 09/06/07	23,500
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series ROCS-RR-II-R-4013, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	4,710
10,000	Eagle Tax Exempt Trust, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 4.04%, 09/06/07	10,000
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,110	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.80%, 09/05/07	3,110
10,915	Series 2006-0075, GO, VRDO, XLCA-ICR, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	10,915
10,400	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	10,400
81,690	Eclipse Funding Trust, Solar Eclipse, Illinois, Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 4.00%, 09/05/07 (e)	81,690
15,620	Eclipse Funding Trust, Springfield, Series 2006-0007, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	15,620
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VRDO, LOC: Fifth Third Bank, 4.02%, 09/07/07	4,485
3,290	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: LaSalle National Bank, 3.96%, 09/06/07	3,290
3,286	Illinois Development Finance Authority, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/07/07	3,286
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VRDO, 4.06%, 009/06/07	6,895
4,300	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: LaSalle Bank N.A., 4.00%, 09/07/07	4,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
Illinois — Continued
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 4.04%, 09/07/07	11,380
23,225	Illinois Finance Authority, Northwestern University, Sub Series A, Rev., VRDO, 3.95%, 09/06/07	23,225
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.10%, 09/07/07	10,000
8,555	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 3.92%, 09/07/07	8,555
23,740	Illinois Finance Authority, Vincent De Paul Project, Series A, Rev., VRDO, 3.91%, 09/06/07	23,740
11,400	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VRDO, LOC: Harris Trust & Savings Bank, 3.95%, 09/06/07	11,400
1,845	Illinois Health Facilities Authority, Loyola University Health System, Series B, Rev., VRDO, MBIA, 3.92%, 09/06/07	1,845
75,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.95%, 09/06/07	75,000
12,200	Illinois Health Facilities Authority, Swedish Covenant Hospital Project, Rev., VRDO, AMBAC, 3.87%, 09/07/07	12,200
985	Illinois Housing Development Authority, Center Apartments, Rev., VRDO, LOC: FHLMC, 3.86%, 09/05/07	985
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, 4.01%, 09/06/07	10,175
7,500	Series C-3, Rev., VRDO, 4.00%, 09/06/07	7,500
8,050	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 4.00%, 09/07/07	8,050
2,370	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 4.15%, 09/06/07	2,370
53,525	Lehman Municipal Trust Receipts, State Toll Highway, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	53,525
7,000	Metropolitan Pier & Exposition Authority, EAGLE, Dedicated State Tax, Series 2004-0030, Class A, Rev., VRDO, MBIA, 4.04%, 09/06/07	7,000
	Municipal Securities Trust Certificates,
100	Series 2000-93, Class A, Rev., VRDO, AMBAC, LOC: Bear Stearns Capital Markets, 4.00%, 09/05/07	100
5,500	Series 2001-9021, Class A, GO, VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	5,500
12,675	Series 2004-218, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	12,675
18,885	Series 2005-223, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	18,885
6,245	Series 7006, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	6,245
5,975	Series 7016, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	5,975
10,000	Series 7017, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	10,000
15,585	Puttable Floating Option Tax-Exempt Receipts, Series MT-444, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 4.03%, 09/05/07	15,585
	Regional Transportation Authority,
18,405	Series B, Rev., VRDO, 3.95%, 09/05/07	18,405
19,800	Series PT-818-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	19,800
6,485	Series PT-1448, Rev., VRDO, FGIC, 4.09%, 09/04/07	6,485
10,000	State of Illinois, Series B, GO, VRDO, 4.08%, 09/05/07	10,000
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VRDO, FSA, LIQ: Societe Generale, 4.09%, 09/04/07	3,255
8,300	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.95%, 09/05/07	8,300
15,000	Will County, Exempt Faculties, ExxonMobil Project, Rev., VRDO, 4.00%, 09/04/07	15,000
		918,594
	Indiana — 1.7%
10,000	ABN AMRO Munitops Certificate Trust, Series 2006-34, Rev., VRDO, AMBAC, 4.07%, 09/06/07	10,000
5,965	Carmel School Building Corp., Series ROCS-RR-II-R-S014, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	5,965

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
8,550	City of Indianapolis, Local Public Improvement Bond Bank, Series PT-1408, Rev., VRDO, MBIA, 4.06%, 09/04/07	8,550
	City of Indianapolis, Local Public Improvement Bond Bank, Waterworks Project,
20,830	Series G-1, Rev., VRDO, MBIA, 3.95%, 09/06/07	20,830
25,650	Series H, Rev., VRDO, MBIA, 3.95%, 09/06/07	25,650
6,330	Danville Multi-School Building Corp., Series PT-1483, Rev., VRDO, FSA, 4.09%, 09/06/07	6,330
5,000	DeKalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 4.07%, 09/06/07	5,000
6,620	Dyer Redevelopment Authority Economic Development Lease Rent, Series PT-2697, Rev., VRDO, CIFG, 4.07%, 09/05/07	6,620
26,020	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	26,020
15,380	Eclipse Funding Trust, Solar Eclipse, Wayne, Series 2006-0015, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	15,380
7,425	Hammond School Building Corp., Series ROCS-RR-II-R-6516, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/07/07	7,425
17,875	Indiana Health & Educational Facilities Financing Authority, St. Francis, Series A, Rev., VRDO, MBIA, 3.90%, 09/0507	17,875
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
25,000	Rev., VRDO, 3.88%, 09/05/07	25,000
40,000	Series A-1, Rev., VRDO, 3.93%, 09/05/07	40,000
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/05/07	2,485
	Indiana Housing & Community Development Authority,
26,900	Series C-3, Rev., VRDO, GNMA/FNMA, 4.10%, 09/06/07	26,900
5,140	Series E-2, RAN, AMT, 3.62%, 10/09/07	5,140
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 3.92%, 09/05/07	6,900
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 4.00%, 09/05/07	2,900
18,600	Series SGA 151, Class A, Rev., VRDO, LIQ: Societe Generale, 4.02%, 09/05/07	18,600
32,475	Indianapolis Local Public Improvement Bond Bank, Series F-2, Rev., 4.25%, 01/08/08	32,530
8,500	Monroe County Hospital Authority, Rev., VRDO, MBIA, 3.93%, 09/05/07	8,500
18,850	Municipal Securities Trust Certificates, Series 1997-19, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07 (e)	18,850
		343,450
	Iowa — 0.2%
4,430	Iowa Finance Authority, Health Systems, Series B, Rev., VRDO, AMBAC, 3.95%, 09/05/07	4,430
	Iowa Finance Authority, Single Family Mortgage,
7,800	Series D, Rev., VRDO, AMT, GNMA/FNMA, 4.12%, 09/06/07	7,800
5,900	Series F, Rev., VRDO, GNMA/FNMA FHA/VA PRIV MTG, LIQ: Wells Fargo Bank N.A, 4.10%, 09/06/07	5,900
14,235	Municipal Securities Trust Certificates, Series 7024, Class A, Rev., VRDO, CIFG, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	14,235
		32,365
	Kansas — 0.5%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 4.01%, 09/06/07	9,780
2,000	Eagle Tax Exempt Trust, Option Mode, Weekly, Series 2000-1601, Rev., VRDO, LIQ: Citibank N.A., 4.04%, 09/06/07	2,000
	Kansas State Department of Transportation, Highway,
31,415	Series C-2, Rev., VRDO, 3.90%, 09/05/07	31,415
50,000	Series C-2, Rev., VRDO, LIQ: Pooled Money Investment Board, 3.98%, 09/05/07	50,000
8,950	Series C-4, Rev., VRDO, 4.00%, 09/06/07	8,950
		102,145
	Kentucky — 2.3%
13,310	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 3.97%, 09/05/07	13,310
11,015	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VRDO, 4.04%, 09/06/07	11,015
1,750	Kentucky Development Finance Authority, Pooled Loan Program, Series A, Rev., VRDO, FGIC, LOC: Helaba, 4.00%, 09/06/07	1,750

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — Continued
4,000	Kentucky Housing Corp., Series H, Rev., VRDO, AMT, 4.03%, 09/05/07	4,000
431,516	Kentucky Public Energy Authority, Series A, Rev., VRDO, 3.98%, 09/05/07	431,516
15,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, Rev., VRDO, FGIC, 4.02%, 09/05/07 (e)	15,000
		476,591
	Louisiana — 0.3%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VRDO, AMBAC, 4.02%, 09/06/07	12,000
19,700	Bank of New York Municipal Certificates Trust, Series 2, Rev., VRDO, 4.15%, 09/06/07	19,700
665	Iberia Parish IDB, IDR, Cuming Insulation Corp. Project, Rev., VRDO, LOC: Regions Bank, 4.07%, 09/06/07	665
1,320	Louisiana Housing Finance Agency, Series PT-1340, Rev., VRDO, 4.12%, 09/06/07	1,320
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority, Series A, Rev., VRDO, LOC: Regions Bank, 3.97%, 09/06/07	8,365
300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project, Rev., VRDO, LOC: Regions Bank, 3.97%, 09/06/07	300
8,345	Louisiana State University & Agricultural & Mechanical College, Auxiliary, Series B, Rev., VRDO, AMBAC, 3.98%, 09/06/07	8,345
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VRDO, LOC: Bayerische Landesbank, 3.99%, 09/05/07	4,950
		55,645
	Maine — 0.6%
8,900	Maine Finance Authority, Jackson Lab Issue, Series 2002, Rev., VRDO, LOC: Fleet National Bank, 4.04%, 09/06/07	8,900
5,990	Maine Health & Higher Educational Facilities Authority, Series B, Rev., VRDO, AMBAC, 4.00%, 09/05/07	5,990
	Maine State Housing Authority,
8,500	Series B, Rev., VRDO, AMT, 3.75%, 11/15/07	8,500
15,000	Series D, Rev., VRDO, AMT, 3.82%, 07/18/08	15,000
14,000	Series F, Rev., VRDO, AMT, 3.65%, 09/07/07	14,000
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VRDO, AMT, 4.00%, 09/06/07	9,000
10,000	Series C-3, Rev., VRDO, AMT, 4.10%, 09/06/07	10,000
13,500	Series D-3, Rev., VRDO, AMT, 4.00%, 09/06/07	13,500
2,100	Series E-1, Rev., VRDO, AMBAC, 4.01%, 09/06/07	2,100
17,300	Series G, Rev., VRDO, AMT, 4.00%, 09/06/07	17,300
9,500	State of Maine, GO, BAN, 4.25%, 06/10/08	9,539
		113,829
	Maryland — 1.3%
23,825	Baltimore IDA, IDR, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 3.95%, 09/05/07	23,825
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	3,135
3,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	3,700
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	6,400
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
20,000	Series C, Rev., VRDO, AMT, 3.95%, 09/06/07	20,000
16,900	Series C, Rev., VRDO, AMT, 4.02%, 09/06/07	16,900
1,000	Series I, Rev., VRDO, AMT, 3.94%, 09/06/07	1,000
57,600	Series J, Rev., VRDO, AMT, 4.02%, 09/06/07	57,600
16,000	Series Q, RAN, 3.59%, 12/14/07	16,000
3,310	Maryland State EDC, Series L9-J, Regulation D, Rev., VRDO, FSA, 4.25%, 09/05/07	3,310
1,750	Maryland State Health & Higher Educational Facilities Authority, Loyola College Issue, Series B, Rev., VRDO, MBIA, 3.94%, 09/06/07	1,750
14,880	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 3.97%, 09/06/07	14,880
23,605	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VRDO, LIQ: Bank of America N.A., 4.00%, 09/05/07	23,605

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
26,775	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.93%, 09/06/07	26,775
15,000	Montgomery County, Public Improvements, Series B, BAN, GO, VRDO, 3.95%, 09/04/07	15,000
5,100	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/05/07	5,100
890	Northeast Waste Disposal Authority, Resource Recovery, Harford County Resources, Rev., VRDO, AMBAC, 3.88%, 09/05/07	890
11,020	Puttable Floating Option Tax-Exempt Receipts, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.08%, 09/05/07	11,020
19,700	Washington Suburban Sanitation District, Series A, BAN, GO, VRDO, 4.05%, 09/05/07	19,700
8,100	Washington Suburban Sanitation District, Multimodal, Series A, GO, VRDO, 4.05%, 09/05/07	8,100
		278,690
	Massachusetts — 3.4%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 4.10%, 09/05/07	6,030
6,780	Clipper Tax-Exempt Trust, Series 2001-4, COP, VRDO, LIQ: State Street Bank & Trust Co., 3.65%, 09/06/07	6,780
	Commonwealth of Massachusetts,
11,140	Series A, GO, VRDO, 3.92%, 09/05/07	11,140
5,600	Series B, GO, VRDO, 3.97%, 09/06/07	5,600
21,300	Series B, GO, VRDO, 4.05%, 09/06/07	21,300
27,700	Series 2031, GO, VRDO, FSA AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	27,700
23,970	Eclipse Funding Trust, Solar Eclipse, Massachusetts, Series 2007-0032, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.99%, 09/06/07	23,970
28,855	Enhanced Return Puttable Floating Option, Rev., VRDO, FSA, 4.06%, 09/05/07	28,855
	Lehman Municipal Trust Receipts,
10,130	Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 4.03%, 09/05/07	10,130
29,975	Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	29,975
50,765	Series 07-P6, Regulation D, Rev., VRDO, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 3.95%, 09/04/07	50,765
4,970	Massachusetts Bay Transportation Authority, EAGLE, Series ROCS-RR-II-R-10160, Rev., VRDO, LIQ: Citigroup Financial Products, 4.08%, 09/06/07	4,970
6,600	Massachusetts Bay Transportation Authority, Floating Rate Receipts, Series P7U, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	6,600
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, VRDO, LIQ: Societe Generale, 4.02%, 09/05/07	5,750
	Massachusetts Development Finance Agency, Brimmer & May School,
10,000	Rev., VRDO, LOC: Sovereign Bank FSB, 3.95%, 09/06/07	10,000
44,550	Series PT-923, Rev., VRDO, 3.85%, 09/06/07	44,550
	Massachusetts Development Finance Agency, Clark University,
6,600	Rev., VRDO, AMBAC, 3.97%, 09/05/07	6,600
12,765	Series A, Rev., VRDO, AMBAC, 3.97%, 09/05/07	12,765
14,065	Series B, Rev., VRDO, AMBAC, 3.97%, 09/05/07	14,065
	Massachusetts Development Finance Agency, Higher Education, Smith College,
26,838	Rev., VRDO, 3.90%, 09/05/07	26,838
2,732	Rev., VRDO, 3.90%, 09/06/07	2,732
5,900	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VRDO, LOC: Keybank N.A., 4.01%, 09/06/07	5,900
4,220	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Fleet National Bank, 4.00%, 09/05/07	4,220
33,120	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	33,120
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare Systems,
5,445	Series D-4, Rev., VRDO, 3.93%, 09/06/07	5,445
48,935	Series F-3, Rev., VRDO, 3.93%, 09/06/07	48,935
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VRDO, LOC: Dexia Credit Local, 3.90%, 09/05/07	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VRDO, FSA, 3.97%, 09/05/07	41,650

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
37,165	Series PA-1333, Rev., VRDO, FSA, 4.05%, 07/01/13	37,165
5,400	Massachusetts Housing Finance Agency, Single Family, Rev., VRDO, FSA, 4.10%, 09/05/07	5,400
300	Massachusetts Industrial Finance Agency, Milton Academy Issue, Rev., VRDO, MBIA, 4.00%, 09/06/07	300
2,506	Massachusetts State Turnpike Authority, Series 334, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/06/07	2,506
57,137	Massachusetts State Water Resources Authority, Series 742D, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/06/07	57,137
	Massachusetts State Water Resources Authority, Multi-Modal,
9,770	Sub Series B, Rev., VRDO, AMBAC, 3.93%, 09/05/07	9,770
27,550	Sub Series B, Rev., VRDO, FGIC, 3.93%, 09/05/07	27,550
8,900	Sub Series B, Rev., VRDO, LOC: Helaba, 3.92%, 09/05/07	8,900
21,675	Sub Series C, Rev., VRDO, FGIC, 3.93%, 09/05/07	21,675
13,550	Municipal Security Trust, Series 3087, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07 (e)	13,550
25,000	Route 3 North Transit Improvement Association, Series B, Rev., VRDO, AMBAC, 3.92%, 09/05/07	25,000
		707,538
	Michigan — 3.6%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2002-29, GO, VRDO, FGIC, Q-SBLF, 4.00%, 09/06/07	5,000
15,050	Series 2005-12, Rev., VRDO, AMT, GNMA COLL, 4.07%, 09/06/07	15,050
1,500	Series 2006-45, Rev., VRDO, GNMA COLL, 4.06%, 09/06/07	1,500
2,790	Allen Park Public School District, Merlots C-02, GO, VRDO, FSA Q-SBLF, 4.02%, 09/05/07	2,790
	City of Detroit, Merlots,
2,000	Series 1, Rev., VRDO, FGIC, 4.02%, 09/05/07	2,000
2,300	Series B24, Rev., VRDO, MBIA, 4.02%, 09/05/07	2,300
	City of Detroit, Sewer Disposal, Senior Lien,
3,345	Series C-1, Rev., VRDO, FSA, 3.98%, 09/06/07	3,345
5,000	Series C-2, Rev., VRDO, FGIC, 3.98%, 09/06/07	5,000
32,000	Series E, Rev., VRDO, FGIC, LIQ: Depfa Bank plc, 3.74%, 09/05/07	32,000
2,000	Rev. VRDO, MBIA, LIQ: Depfa Bank plc, 4.03%, 09/05/07	2,000
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VRDO, FSA, 4.05%, 09/06/07	13,300
8,495	City of Detroit School District, GO, VRDO, FSA Q-SBLF, 4.03%, 09/05/07	8,495
2,500	City of Grand Rapids, Water Supply, Rev., VRDO, FGIC, LIQ: Societe Generale, 3.97%, 09/05/07	2,500
2,785	Delta County EDC, Series PT-2317, Rev., VRDO, 4.09%, 09/05/07	2,785
5,255	East Lansing School District, Series ROCS-RR-II-R-2188, GO, VRDO, MBIA, Q-SBLF, LIQ: Citigroup Global Markets, 4.03%, 09/06/07	5,255
20,645	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 4.00%, 09/05/07	20,645
35,000	Kent Hospital Finance Authority, Spectrum Health, Series B-1, Rev., VRDO, FGIC, 3.92%, 09/05/07	35,000
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 4.00%, 09/06/07	12,500
67,090	Lehman Municipal Trust Receipts, Series P25W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	67,090
	Michigan Higher Education Student Loan Authority,
5,700	Series XII-B, Rev., VRDO, AMBAC, 3.99%, 09/05/07	5,700
2,000	Series 1280, Rev., VRDO, AMBAC, LOC: Morgan Stanley Municipal Funding, 4.08%, 09/06/07	2,000
1,800	Michigan Higher Education Student Loan Authority, Merlots, Series C-23, Rev., VRDO, AMBAC, 4.07%, 09/05/07	1,800
53,000	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	53,405
10,310	Michigan State Building Authority, Series ROCS-RR-II-R-1049, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	10,310
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/06/07	2,000
32,600	Michigan State Hospital Finance Authority, Series B-3, Rev., VRDO, 3.88%, 09/05/07	32,600

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
1,000	Michigan State Hospital Finance Authority, Merlots, Series K, Rev., VRDO, MBIA, 4.02%, 09/05/07	1,000
	Michigan State Hospital Finance Authority, Trinity Health Credit,
870	Series E, Rev., VRDO, LIQ: Bank of Nova Scotia, 3.95%, 09/05/07	870
1,900	Series G, Rev., VRDO, CIFG, 3.95%, 09/05/07	1,900
	Michigan State Housing Development Authority,
4,030	Rev., VRDO, LIQ: Bayerische Landesbank, 4.12%, 07/01/15	4,030
3,500	Series A, Rev., AMT, VRDO, MBIA, LIQ: Landesbank Hessen-Thueringen, 3.98%, 09/05/07	3,500
6,350	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/04/07	6,350
1,600	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, FSA, LIQ: Fortis Bank N.V., 4.00%, 09/05/07	1,600
5,000	Michigan State Housing Development Authority, River Park Street Apartments, Series B, Rev., VRDO, LOC: National City Bank, 4.08%, 09/06/07	5,000
2,790	Michigan State Trunk Line, Merlots, Series B-02, Rev., VRDO, FSA, 4.02%, 09/05/07	2,790
	Michigan State University,
34,350	Rev., VRDO, 3.97%, 09/05/07	34,350
1,750	Series 1083, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	1,750
22,825	Series 2000-A, Rev., VRDO, 4.05%, 09/05/07	22,825
18,910	Series A, Rev., VRDO, 3.97%, 09/05/07	18,910
4,400	Series A, Rev., VRDO, 4.05%, 09/05/07	4,400
7,445	Series B, Rev., VRDO, 3.97%, 09/05/07	7,445
1,775	Michigan Strategic Fund, Henry Ford Museum Project, Rev., VRDO, LOC: Comerica Bank, 3.95%, 09/05/07	1,775
1,000	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank, 4.04%, 09/06/07	1,000
3,705	Michigan Strategic Fund, Ritz Crackers of Michigan Project, Rev., VRDO, LOC: Old Kent Bank, 4.02%, 09/06/07	3,705
4,710	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 4.00%, 09/05/07	4,710
	Municipal Securities Trust Certificates,
380	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07	380
14,095	Series 2007-294, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	14,095
1,900	Series 9054, Class A, GO, VRDO, Q-SBLF, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	1,900
6,500	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 4.06%, 09/06/07	6,500
33,105	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, LIQ: Merrill Lynch Capital Markets, 4.06%, 10/15/11	33,105
11,800	Oakland University, Rev., VRDO, FGIC, 4.05%, 09/05/07	11,800
37,190	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 4.00%, 09/05/07	37,190
	State of Michigan,
4,765	Series 3760, GO, VRDO, LIQ: Dexia Credit Local, 4.09%, 09/05/07	4,765
45,000	Series A, GO, LOC: Depfa Bank plc, 4.25%, 09/28/07	45,023
2,775	Series D, Rev., GAN, VRDO, FSA, 3.93%, 09/05/07	2,775
2,690	Series PT-2754, Rev., VRDO., FSA, LIQ: Dexia Credit Local, 4.09%, 09/05/07	2,690
500	UBS Municipal Certificates Various States, GO, VRDO, MBIA Q-SBLF, 4.03%, 09/06/07	500
11,480	University of Michigan, Rev., VRDO, 3.90%, 09/06/07	11,480
	University of Michigan, Hospital,
32,105	Series A, Rev., VRDO, 3.92%, 09/05/07	32,105
200	Series A, Rev., VRDO, 3.99%, 09/05/07	200
1,880	Series A, Rev., VRDO, 4.05%, 09/05/07	1,880
2,220	Series A-2, Rev., VRDO, 3.99%, 09/05/07	2,220
2,225	Series B, Rev., VRDO, 3.90%, 09/06/07	2,225
	University of Michigan, Medical Services Plan,
38,550	Series A, Rev., VRDO, 3.92%, 09/05/07	38,550
350	Series A-1, Rev., VRDO, 3.99%, 09/05/07	350
	Wayne Charter County, Detroit Metropolitan County,
1,000	Series B, Rev., VRDO, AMT, AMBAC, LOC: Bayerische Landesbank, 4.00%, 09/05/07	1,000
2,500	Series B, Rev., VRDO, AMT, AMBAC, LOC: Helaba, 3.99%, 09/0507	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
13,700	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VRDO, LIQ: Societe Generale, 4.02%, 09/06/07	13,700
2,500	Wayne Country Airport Authority, Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 4.09%, 09/05/07	2,500
		743,713
	Minnesota — 0.6%
3,720	City of St. Louis Park, Catholic Finance Corp., St, Benilde, Rev., VRDO, LOC: Allied Irish Bank plc, 3.98%, 09/06/07	3,720
43,975	Lehman Municipal Trust Receipts, Series F8, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	43,975
	Minneapolis & St. Paul Metropolitan Airports Commission, Municipal Securities Trust Receipts,
8,710	Series SG-136, Rev., VRDO, FGIC, 4.02%, 09/05/07	8,710
9,000	Series SGA-127, Rev., VRDO, FGIC, LIQ: Societe Generale, 3.86%, 09/05/07	9,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 4.10%, 09/06/07	5,000
23,000	Series G, Rev., AMT, 3.73%, 05/29/08	23,000
5,330	Series J, Rev., VRDO, AMT, 4.10%, 09/06/07	5,330
30,000	Series K, Rev., AMT, 3.78%, 08/11/08	30,000
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROCS-RR-II-R-31, Rev., VRDO, LIQ: Citibank N.A., 4.03%, 09/06/07	4,995
		133,730
	Mississippi — 0.8%
	Clipper Tax-Exempt Certificate Trust,
15,960	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 4.01%, 09/06/07	15,960
4,475	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 4.04%, 09/06/07	4,475
54,200	Jackson County, Chevron USA Inc. Project, Rev., VRDO, 3.96%, 09/05/07	54,200
92,542	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project, Rev., VRDO, 3.98%, 09/06/07	92,542
		167,177
	Missouri — 0.6%
11,045	Bi-State Development Agency, Metropolitan District, Series PT-1593, Rev., VRDO, FSA, 4.06%, 09/05/07	11,045
5,000	City of St. Louis, General Fund, Rev., 4.50%, 06/30/08	5,030
2,450	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 4.07%, 09/06/07	2,450
	Metropolitan St. Louis Sewer District,
17,890	Series ROCS-RR-II-R-9069, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	17,890
17,890	Series ROCS-RR-II-R-9070, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	17,890
	Missouri Higher Education Loan Authority, Student Loan,
3,000	Series B, Rev., VRDO, LOC: Bank of America N.A., 4.10%, 09/05/07	3,000
1,600	Series B, Rev., VRDO, MBIA, 4.02%, 09/05/07	1,600
970	Missouri Housing Development Commission, Series PT-1286, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.12%, 09/04/07	970
4,900	Missouri Housing Development Commission, Single Family Mortgage, Series L-5J, Regulation D, Rev., VRDO, GNMA/FNMA, LIQ: Lehman Liquidity LLC, 4.30%, 09/05/07	4,900
12,600	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	12,600
2,500	Missouri State Health & Educational Facilities Authority, EAGLE, Series 2002-6026, Class A, Rev., VRDO, LIQ: Citibank N.A., 4.04%, 09/06/07	2,500
	Missouri State Health & Educational Facilities Authority, SSM Healthcare Services,
7,125	Series C-2, Rev., VRDO, FGIC, 3.93%, 09/05/07	7,125
4,400	Series C-3, Rev., VRDO, FGIC, 3.99%, 09/05/07	4,400
20,935	Series C-4, Rev., VRDO, FSA, 3.93%, 09/05/07	20,935
2,500	Series C-5, Rev., VRDO, FGIC, 3.99%, 09/05/07	2,500
350	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 3.99%, 09/05/07	350
	Municipal Securities Trust Certificates,
14,275	Series 337, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	14,275
180	Series 2005-236, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	180
		129,640

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Montana — 0.0% (g)
7,880	UBS Municipal Certificates Various States, Rev., VRDO, 4.06%, 09/06/07	7,880
	Nebraska — 0.9%
46,600	American Public Energy Agency, Series A, Rev., VRDO, 3.98%, 09/06/07	46,600
10,103	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VRDO, 3.98%, 09/06/07	10,103
74,600	Central Plains Energy Project, Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 4.03%, 09/06/07	74,600
19,275	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.80%, 09/06/07 (e)	19,275
7,500	Lehman Municipal Trust Receipts, Series K-44, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.30%, 09/05/07	7,500
12,595	NEBHELP, Inc., Series B, Rev., VRDO, MBIA, 3.95%, 09/05/07	12,595
3,285	NEBHELP, Inc., Multi-Modal, Series A, Rev., VRDO, MBIA, 4.03%, 09/05/07	3,285
	Nebraska Investment Finance Authority, Single Family Housing,
4,605	Series E, Rev., VRDO, 4.15%, 09/05/07	4,605
3,390	Series N-7, Regulation D, Rev., VRDO, 4.30%, 09/05/07	3,390
		181,953
	Nevada — 0.9%
16,280	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2004-43, GO, VRDO, FGIC, 4.02%, 09/06/07	16,280
	Clark County, Airport, Sublien,
3,750	Series C, Rev., VRDO, FGIC, 3.93%, 09/05/07	3,750
24,000	Series D-1, Rev., VRDO, FGIC, 3.93%, 09/05/07	24,000
1,885	Clark County, McCarran Airport, Series A-2,Rev., VRDO, AMT, MBIA, 3.99%, 09/05/07	1,885
16,680	Clipper Tax-Exempt Certificate Trust, Series 2005-37, Rev., VRDO, 4.04%, 09/06/07	16,680
12,870	Eclipse Funding Trust, Sloar Eclipse, Henderson, Series 2006-0094, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	12,870
	Nevada Housing Division, Multi-Unit Housing,
6,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	6,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank, 4.00%, 09/06/07	10,900
3,295	Series M, Rev., VRDO, LOC: East West Bank, 4.00%, 09/06/07	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Heller Financial, Inc., 4.15%, 09/06/07 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Heller Financial, Inc., 4.15%, 09/06/07	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: East West Bank, 4.00%, 09/06/07	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: East West Bank, 4.00%, 09/06/07	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	12,710
5,385	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VRDO, LOC: Citibank N.A., 4.00%, 09/06/07	5,385
	State of Nevada,
4,800	Series PT-403, GO, VRDO, 4.04%, 09/05/07	4,800
8,835	Series ROCS-RR-II-R-4054, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	8,835
		176,990
	New Hampshire — 0.3%
	New Hampshire Health & Education Facilities Authority,
3,796	Series 772, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	3,796
9,200	Series 866, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	9,200
9,075	New Hampshire Health & Education Facilities Authority, Dartmouth College Issue, Rev., VRDO, 4.03%, 09/05/07	9,075
	New Hampshire Health & Education Facilities Authority, VHA New England, Inc.,
6,300	Series C, Rev., VRDO, AMBAC, 4.00%, 09/05/07	6,300
7,250	Series D, Rev., VRDO, AMBAC, 4.00%, 09/05/07	7,250
7,200	Series F, Rev., VRDO, AMBAC, 4.00%, 09/05/07	7,200
12,940	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 4.10%, 09/06/07	12,940

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Hampshire — Continued
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/05/07	5,200
1,375	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 4.09%, 09/06/07	1,375
		62,336
	New Jersey — 1.2%
19,720	Clipper Tax-Exempt Certificate Trust, Series 2007-20, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.00%, 09/06/07	19,720
40,000	Deutsche Bank Spears/Lifers Trust Various States, Rev., VRDO, MBIA, FGIC, LIQ: Deutsche Bank A.G., 4.05%, 09/05/07	40,000
17,315	Eagle Tax Exempt Trust, Rev., VRDO, MBIA, LIQ: Bayerische Landesbank, 4.01%, 09/06/07	17,315
6,675	Hudson County Improvement Authority, Essential Purpose Pooled Government Loan, Rev., VRDO, LOC: Bank of New York, 3.93%, 09/05/07	6,675
6,900	Mercer County Improvement Authority, Atlantic Foundation & Johnson, Rev., VRDO, MBIA, 4.01%, 09/06/07	6,900
11,600	Municipal Securities Trust Certificates, Series 2001-175, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	11,600
4,995	New Jersey EDA, Series A, GO, VRDO, AMBAC, LIQ: Citibank N.A., 4.01%, 09/06/07	4,995
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank of New York, 3.84%, 09/06/07	6,000
14,490	New Jersey EDA, Merlots, Series B-14, Rev., VRDO, AMBAC, 4.02%, 09/05/07	14,490
9,600	New Jersey EDA, Senior Care, Bayshore Health, Series A, Rev., VRDO, LOC: Kredietbank N.V., 3.91%, 09/06/07	9,600
18,635	New Jersey Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/06/07	18,635
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Fleet National Bank, 3.89%, 09/06/07	1,500
3,215	New Jersey Sports & Exposition Authority, State Contract, Series C, Rev., VRDO, MBIA, 3.93%, 09/06/07	3,215
10,170	New Jersey State Educational Facilities Authority, Series SG-148, Rev., VRDO, LIQ: Societe Generale, 3.97%, 09/06/07	10,170
	New Jersey Transportation Trust Fund Authority,
8,382	Series 941-D, Rev., VRDO, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	8,382
16,790	Series ROCS-RR-II-R-7012, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.01%, 09/06/07	16,790
	New Jersey Transportation Trust Fund Authority, Merlots,
5,670	Series B-04, Rev., VRDO, MBIA, 4.02%, 09/05/07	5,670
10,660	Series B-23, Rev., VRDO, AMBAC-TCRS — Bank of New York, 4.02%, 09/05/07	10,660
12,395	Puttable Floating Option Tax-Exempt Receipts, Essex County, Series 3987, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.98%, 09/05/07	12,395
17,525	UBS Municipal Certificates, Various States, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thuerigen, 3.99%, 09/06/07	17,525
		242,237
	New Mexico — 0.7%
11,941	City of Albuquerque, Airport, Sub Lien, ev., VRDO, AMBAC, 3.92%, 09/05/07	11,941
2,400	City of Farmington, Arizona Public Service Co., Series C, Rev., VRDO, LOC: Barclays Bank plc, 3.95%, 09/05/07	2,400
	Clipper Tax-Exempt Certificate Trust,
10,317	Series 2005-15, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.04%, 09/06/07	10,317
6,380	New Mexico Finance Authority, Series ROCS-RR-II-R-2118, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	6,380
	New Mexico Mortgage Finance Authority,
30,667	Series 56-TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.04%, 09/06/07	30,667
2,230	Series PT-1378, Rev., VRDO, GNMA/FNMA/FHLMC, 4.12%, 09/05/07	2,230
75,000	State of New Mexico, TRAN, 4.50%, 06/30/08	75,466
		139,401

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — 9.2%
24,795	ABN AMRO Munitops Certificate Trust, Series 2002-19, Rev., VRDO, MBIA-IBC, 4.00%, 09/06/07	24,795
	Bank of New York Municipal Certificates Trust,
22,720	Rev., VRDO, 4.10%, 09/06/07	22,720
4,800	Rev., VRDO, 4.15%, 09/06/07	4,800
49,401	Series 4, Rev., VRDO, LIQ: Bank of New York, 3.80%, 09/04/07	49,400
12,886	Series 6, Rev., VRDO, 4.15%, 09/06/07	12,886
14,850	Eagle Tax Exempt Trust, Weekly, Series 2000-3208, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 4.03%, 09/06/07	14,850
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.73%, 09/06/07	14,210
10,680	Series 2006-2028, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	10,680
	Eclipse Funding Trust, Solar Eclipse, New York,
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	11,500
11,485	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S. Bank N.A., 3.976%, 09/06/07	11,485
	Lehman Municipal Trust Receipts,
5,080	Series 07-P7, Regulation D, Rev., VRDO, AMBAC FGIC, LIQ: Lehman Liquidity Co., 4.00%, 09/05/07	5,080
15,650	Series 07-P8, Regulation D, Rev., VRDO, AMBAC FGIC, LIQ: Lehman Liquidity Co., 4.00%, 09/05/07	15,650
24,775	Series P29W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 4.18%, 09/05/07	24,775
23,125	Series P44W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	23,125
	Long Island Power Authority, Electric Systems,
900	Series D, Rev., VRDO, FSA, 4.05%, 09/05/07	900
9,995	Series PA-513-R, Rev., VRDO, FSA, LOC: Bayerische Landesbank, 4.01%, 09/05/07	9,995
300	Sub Series 2, Rev., VRDO, LOC: Bayerische Landesbank, 3.99%, 09/05/07	300
	Metropolitan Transportation Authority,
14,200	Series 823-D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	14,200
20,687	Series 848-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	20,687
7,400	Series D-2, Rev., VRDO, FSA, 3.91%, 09/06/07	7,400
2,605	Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.94%, 09/05/07	2,605
8,200	Sub Series A-2, GO, Adj., CIFG, 3.90%, 09/06/07	8,200
920	Sub Series A-3, GO, VRDO, XLCA, 3.91%, 09/06/07	920
15,400	Sub Series E-1, Rev., VRDO, LOC: Fortis Bank N.V., 3.93%, 09/06/07	15,400
59,405	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VRDO, FSA, 3.90%, 09/06/07	59,405
11,970	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VRDO, 4.02%, 09/05/07	11,970
6,420	Monroe County Airport Authority, Series PA-585, Rev., VRDO, MBIA, 4.06%, 09/05/07	6,420
	Municipal Securities Trust Certificates,
1,300	Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07 (e)	1,300
17,055	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	17,055
8,600	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	8,600
10,665	Series 2006-262, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	10,665
21,425	Series 2006-267, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	21,425
3,365	Series 5020, Class A, Rev., VRDO, LIQ: Branch Banking & Trust, 4.07%, 09/06/07	3,365
22,000	Series 7032, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	22,000
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VRDO, FSA, 3.91%, 09/06/07	8,100
6,800	Sub Series 2004-C3, Rev., VRDO, FSA, 3.91%, 09/06/07	6,800
	New York City,
1,200	Series H, Sub Series H-3, GO, VRDO, FSA, 3.99%, 09/05/07	1,200
4,700	Series H, Sub Series H-4, GO, VRDO, LOC: Bank of New York, 3.99%, 09/05/07	4,700
1,700	Series H, Sub Series H-6, GO, VRDO, MBIA, 3.86%, 09/05/07	1,700
4,995	Series PA- 878, GO, VRDO, MBIA-IBC, 4.05%, 09/06/07	4,995
24,200	Sub Series A-2, GO, VRDO, LOC: Bank of America N.A., 3.92%, 09/05/07	24,200
20,550	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 3.91%, 09/05/07	20,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
New York — Continued
100	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 3.90%, 09/05/07	100
2,910	Sub Series A-6, GO, VRDO, FSA, 3.90%, 09/05/07	2,910
5,100	Sub Series A-6, GO, VRDO, LOC: Helaba, 3.94%, 09/05/07	5,100
140	Sub Series B-5, GO, VRDO, MBIA, 3.94%, 09/06/07	140
15,750	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 3.91%, 09/05/07	15,750
16,000	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 3.88%, 09/05/07	16,000
12,050	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 3.92%, 09/05/07	12,050
2,000	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 3.87%, 09/05/07	2,000
30,000	Sub Series E-4, GO, VRDO, LOC: Bank of America N.A., 3.94%, 09/06/07	30,000
5,935	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 3.90%, 09/05/07	5,935
20,495	Sub Series H-2, GO, VRDO, LOC: Bank of New York, 3.87%, 09/05/07	20,495
7,250	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 3.92%, 09/05/07	7,250
400	Sub Series H-2, GO, VRDO, LOC: Dexia Credit Local, 3.88%, 09/05/07	400
1,400	Sub Series H-2, GO, VRDO, MBIA, 3.94%, 09/05/07	1,400
38,025	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.88%, 09/05/07	38,025
5,100	Sub Series H-4, GO, VRDO, AMBAC, 3.88%, 09/05/07	5,100
9,400	Sub Series H-5, GO, VRDO, LOC: Dexia Credit Local, 3.91%, 09/05/07	9,400
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 3.93%, 09/05/07	2,700
6,000	New York City Housing Development Corp., 155 West 21st St., Series A , Rev., VRDO, AMT, LOC: Bank of New York, 3.97%, 09/05/07	6,000
17,810	New York City Housing Development Corp., 500 East 165th St. Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.92%, 09/05/07	17,810
9,250	New York City Housing Development Corp., Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	9,250
12,800	New York City Housing Development Corp., La Casa De Sol, Series A, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	12,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.92%, 09/05/07	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/05/07	4,300
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/05/07	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.92%, 09/05/07	15,000
3,320	New York City Housing Development Corp., Parkview Apartments, Series A, Rev., VRDO, LOC: LIQ: Citibank N.A., 3.97%, 09/05/07	3,320
10,700	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	10,700
13,800	New York City Housing Development Corp. Urban Horizons, Series II-A, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	13,800
12,930	New York City Housing Development Corp., West 89th Street, Series A, Rev., VRDO, LOC: FNMA, 4.04%, 09/05/07	12,930
20,000	New York City IDA, Liberty Bonds, FC Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 3.98%, 09/06/07	20,000
44,700	New York City IDA, Liberty Park LLC, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	44,700
	New York City IDA, Municipal Securities Trust Receipts,
4,590	Series SGA-51, VAR, AMBAC, 3.97%, 09/06/07	4,590
400	Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 3.97%, 09/05/07	400
6,180	Series SGB-36, GO, VRDO, AMBAC, LIQ: Societe Generale, 3.99%, 09/06/07	6,180
	New York City Municipal Water Finance Authority,
5,180	Series 1694, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	5,180
1,500	Sub Series C-3, Rev., VRDO, 3.99%, 09/05/07	1,500
1,300	Sub Series F-1, Rev., VRDO, 3.88%, 09/15/07	1,300
40,000	Sub Series F-1, Rev., VRDO, 4.04%, 09/06/07	40,000
5,885	Series PA-1076, Rev., VRDO, 4.02%, 09/02/07	5,885

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
New York — Continued
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
200	Series 1501, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.95%, 09/06/07	200
12,845	Series AA-3, Rev., VRDO, 3.90%, 09/05/07	12,845
	New York City Transitional Finance Authority,
21,060	Series 1628, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	21,060
8,995	Series PA-1043-R, Rev., VRDO, 4.01%, 09/05/07	8,995
9,485	Sub Series 2-E, Rev., VRDO, 3.82%, 09/05/07	9,485
	New York City Transitional Finance Authority, Future Tax Secured,
24,385	Series B, Rev., VRDO, 3.90%, 09/05/07	24,385
7,700	Series C, Rev., VRDO, 3.95%, 09/05/07	7,700
3,950	Sub Series C-5, Rev., VRDO, 3.95%, 09/05/07	3,950
	New York City Transitional Finance Authority, New York City Recovery,
4,400	Sub Series 1-A, Rev., VRDO, LIQ: Landesbank Hessen-Thuerigen, 3.91%, 09/05/07	4,400
14,900	Sub Series 3-B, Rev., VRDO, 3.99%, 09/05/07	14,900
32,400	Sub Series 3-H, Rev., VRDO, 3.95%, 09/05/07	32,400
7,910	New York City Trust for Cultural Resources, Series 162, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/06/07	7,910
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 4.00%, 09/05/07	1,100
53,060	New York Liberty Development Corp., Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	53,060
	New York Local Government Assistance Corp.,
1,600	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 3.85%, 09/05/07	1,600
16,400	Series F, Rev., VRDO, LOC: Societe Generale, 3.94%, 09/05/07	16,400
7,600	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 3.86%, 09/05/07	7,600
	New York Local Government Assistance Corp., Floating Rate Receipts,
5,500	Series SG-99, Rev., VRDO, AMBAC, 3.99%, 09/05/07	5,500
10,300	Series SG-100, Rev., VRDO, MBIA-IBC, 3.99%, 09/05/07	10,300
21,400	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VRDO, 4.00%, 09/05/07	21,400
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 3.85%, 09/05/07	12,350
	New York Mortgage Agency, Homeowner Mortgage,
24,600	Series 122, Rev., VRDO, 4.04%, 09/05/07	24,600
32,700	Series 125, Rev., VRDO, AMT, 4.18%, 09/05/07	32,700
700	Series 139, Rev., VRDO, AMT, 4.03%, 09/05/07	700
	New York State Dormitory Authority,
10,232	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	10,232
34,280	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	34,280
5,000	Series PA-409, Rev., VRDO, AMBAC, FHA, 4.01%, 09/05/07	5,000
6,445	Series PA-773-R, Rev., VRDO, MBIA-IBC, 4.05%, 09/05/07	6,445
7,120	Series PA-1089, Rev., VRDO, AMBAC, FHA, 4.05%, 09/05/07	7,120
	New York State Dormitory Authority, Mental Health Services,
25,980	Sub Series D-2B, Rev., VRDO, FSA, 3.92%, 09/06/07	25,980
11,900	Sub Series D-2D, Rev., VRDO, AMBAC, 3.95%, 09/06/07	11,900
12,400	Sub Series D-2E, Rev., VRDO, 3.91%, 09/06/07	12,400
16,500	Sub Series D-2H, Rev., VRDO, 3.91%, 09/06/07	16,500
4,390	New York State Dormitory Authority, New York Public Library, Series A, Rev., VRDO, MBIA, 3.94%, 09/05/07	4,390
6,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Sub Series C-1, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	6,000
10,000	New York State Energy Resources & Development Authority, Orange & Rockland Project, Series A, Rev., VRDO, FGIC, LIQ: National Australia Bank, 3.86%, 09/05/07	10,000
	New York State Environmental Facilities Corp.,
4,995	Series PA-174, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.05%, 09/04/07	4,995
15,000	Series PA-1261, Rev., VRDO, MBIA, 4.01%, 09/05/07	15,000
31,176	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/06/07	31,176

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
New York — Continued
13,800	New York State Housing Finance Agency, Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.91%, 09/05/07	13,800
8,000	New York State Housing Finance Agency, 101 West End, Series 883, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 3.92%, 09/05/07	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd St., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.95%, 09/05/07	12,500
1,900	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.94%, 09/05/07	1,900
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	3,200
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	5,900
18,250	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.04%, 09/05/07	18,250
33,170	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.04%, 09/05/07	33,170
36,100	New York State Housing Finance Agency, Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.94%, 09/05/07	36,100
	New York State Housing Finance Agency, Multi-Family Housing,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	1,800
35,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.04%, 09/05/07	35,800
18,315	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.95%, 09/05/07	18,315
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.95%, 09/05/07	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 4.04%, 09/05/07	13,250
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.95%, 09/05/07	10,000
18,000	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	18,000
5,500	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/05/07	5,500
11,980	New York State Thruway Authority, EAGLE, Series 7-2005-3022, Class A, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 4.02%, 09/06/07	11,980
	New York State Urban Development Corp.,
48,595	Series 1703, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	48,595
6,200	Series SG-163, Rev., 4.01%, 09/05/07	6,200
12,525	New York State Urban Development Corp., State Facilities & Equipment, Sub Series A-3-A, Rev., VRDO, CIFG, 3.90%, 09/06/07	12,525
4,000	Onondaga County IDA, Reference Solvay Paperboard Project, Rev., VRDO, LOC: Citibank N.A., 4.10%, 09/06/07	4,000
8,065	Port Authority of New York & New Jersey, Series PT-2263, Rev., VRDO, FGIC-TCRS, 4.00%, 09/05/07	8,065
	Triborough Bridge & Tunnel Authority,
2,050	Series M1J, Regulation D, Rev., VRDO, MBIA-IBC, 4.20%, 09/05/07	2,050
12,080	Series PA-1090, Rev., VRDO, MBIA-IBC, 4.01%, 09/05/07	12,080
2,100	Triborough Bridge & Tunnel Authority, General Purpose, Series C, Rev., VRDO, AMBAC, 3.88%, 09/05/07	2,100
		1,899,121
	North Carolina — 2.7%
26,400	Buncombe County Metropolitan Sewerage District, Rev., VRDO, XLCA, 4.02%, 09/06/07	26,400
20,125	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series C, Rev., VRDO, 3.96%, 09/05/07	20,125
	City of Charlotte, Airport,
25,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 3.95%, 09/05/07	25,570
9,825	Series D, Rev., VRDO, MBIA, 3.92%, 09/05/07	9,825
6,235	City of Charlotte, Transit Projects, Phase II-F, COP, VRDO, 3.95%, 09/05/07	6,235

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
8,405	City of Charlotte, Water & Sewer Systems, Series B, Rev., VRDO, 4.00%, 09/06/07	8,405
1,400	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 4.10%, 09/05/07	1,400
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VRDO, 3.98%, 09/06/07	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VRDO, 3.94%, 09/05/07	5,000
	Fayetteville Public Works Commission,
8,505	Rev., VRDO, FSA, 3.93%, 09/05/07	8,505
4,400	Series A, Rev., VRDO, FSA, 3.93%, 09/05/07	4,400
14,315	Guilford County, Series B, GO, VRDO, 4.00%, 09/07/07	14,315
300	Guilford County Industrial Facilities & Pollution Control Financing Authority, IDA, Neal Manufacturing, Inc., Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/07/07	300
4,700	Iredell County Public Facilities Corp., Iredell County Schools Project, Rev., VRDO, AMBAC, 4.00%, 09/06/07	4,700
	Mecklenburg County,
39,760	Series B, GO, VRDO, 3.95%, 09/05/07	39,760
5,000	Series C, GO, VRDO, LIQ: Bank of America N.A., 3.98%, 09/05/07	5,000
8,205	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	8,205
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	10,255
7,925	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 3.98%, 09/05/07	7,925
3,050	North Carolina Housing Finance Agency, Series 2003-L44J, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity LLC, 4.33%, 09/05/07	3,050
4,950	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/05/07	4,950
	North Carolina Housing Finance Agency, Home Ownership,
12,775	Series 16-C, Rev., VRDO, LIQ: Bank of America N.A., 4.10%, 09/05/07	12,775
1,000	Series 17-C, Rev., VRDO, LIQ: Bank of America N.A., 4.10%, 09/05/07	1,000
2,500	Series 1998-18C, Rev., VRDO, LOC: Bank of America N.A., 4.10%, 09/05/07	2,500
5,100	North Carolina Medical Care Commission, ACES, Pooled Equipment Financing Project, Rev., VRDO, MBIA, 3.90%, 09/04/07	5,100
5,705	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 3.89%, 09/05/07	5,705
	North Carolina Medical Care Commission, Duke University Health Care System,
48,550	Series B, Rev., VRDO, 3.92%, 09/05/07	48,550
3,780	Series C, Rev., VRDO, 3.92%, 09/05/07	3,780
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 3.93%, 09/05/07	7,100
10,500	North Carolina Medical Care Commission, Irdell Memorial Hospital, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/04/07	10,500
2,200	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.02%, 09/06/07	2,200
	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project,
10,200	Rev., VRDO, 4.00%, 09/06/07	10,200
42,300	Series A, Rev., VRDO, 3.92%, 09/06/07	42,300
12,000	North Carolina Medical Care Commission, Northeast Medical Center Project, Series A, Rev., VRDO, 3.93%, 09/05/07	12,000
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/06/07	15,000
14,900	North Carolina State University at Raleigh, Series B, Rev., VRDO, 3.95%, 09/05/07	14,900
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 3.95%, 09/05/07	5,560
29,380	Town of Cary, Public Improvement, GO, VRDO, 3.91%, 09/05/07	29,380
13,810	Union County, Series B, GO, VRDO, 3.94%, 09/06/07	13,810
20,265	University of North Carolina, Series C, Rev., VRDO, 3.92%, 09/05/07	20,265
	University of North Carolina at Chapel Hill, University Hospital,
28,655	Series A, Rev., VRDO, 4.00%, 09/06/07	28,655
34,900	Series B, Rev., VRDO, 3.96%, 09/05/07	34,900
		563,195

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Dakota — 0.2%
3,335	North Dakota State Housing Finance Agency, Series ROCS-RR-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 4.06%, 09/06/07	3,335
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 4.00%, 09/05/07	2,000
9,205	Series B, Rev., VRDO, 4.00%, 09/05/07	9,205
21,970	Series C, Rev., VRDO, 4.00%, 09/05/07	21,970
		36,510
	Ohio — 1.4%
5,000	ABN AMRO Munitops Certificate Trust, Series 2001-7, Rev., VRDO, AMBAC, LOC: ABN AMRO Bank N.V., 3.99%, 09/06/07	5,000
7,260	Bank of New York Municipal Certificates Trust, Rev., VRDO, GNMA COLL, 4.10%, 09/06/07	7,260
6,265	Cincinnati City School District, Series ROCS-RR-II-R-4049, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	6,265
1,750	City of Cleveland, Series M, Rev., VRDO, FSA, 3.95%, 09/06/07	1,750
540	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VRDO, LOC: National City Bank, 4.00%, 09/06/07	540
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VRDO, LOC: Fifth Third Bank, 4.05%, 09/06/07	1,500
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: ABN AMRO Bank N.V., 3.98%, 09/06/07	1,375
12,035	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 3.60%, 12/06/07	12,035
36,020	Franklin County, Franklin Hospital, Rev., VRDO, AMBAC, 3.91%, 09/05/07	36,020
3,520	Franklin County, Health Corp., OhioHealth Corp., Series D, Rev., VRDO, LOC: National City Bank, 3.92%, 09/05/07	3,520
900	Franklin County, Ohio Children’s Hospital, Series 2005-A, FGIC, LIQ: National City Bank, 3.96%, 09/06/07	900
7,800	Franklin County, Trinity Health Credit, Series C-1, Rev., VRDO, FGIC, 3.93%, 09/05/07	7,800
5,465	Jackson Local School District Stark & Summit Counties, Merlots, Series C-18, GO, VRDO, XLCA, 4.02%, 09/05/07	5,465
13,655	Lehman Municipal Trust Receipts, Series 06-P98, Regulation D, GO, VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	13,655
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 3.98%, 09/05/07	16,300
9,990	Municipal Securities Trust Certificates, Series 9047, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.01%, 09/06/07	9,990
17,495	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, LOC: Barclays Bank plc, 3.92%, 09/05/07	17,495
2,135	Ohio Air Quality Development Authority, PCR, Ohio Edison Co., Series C, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 4.05%, 09/05/07	2,135
3,890	Ohio Housing Finance Agency, Residential Housing, Series ROCS-RR-II-R-812, Rev., VRDO, LIQ: Bayerishe Landesbank, 4.06%, 09/06/07	3,890
20,000	Ohio Housing Finance Agency, Residential Mortgage Backed, Series F, Rev., VRDO, GNMA/FNMA, 3.94%, 09/05/07	20,000
27,630	Ohio Housing Finance Agency, Single Family Housing, Series H, Rev., VRDO, AMT, GNMA/FNMA, 3.98%, 09/05/07	27,630
4,995	Ohio State Turnpike Commission, Series ROCS-RR-II-R-51, Rev., VRDO, FGIC, LIQ: Citibank N.A., 4.03%, 09/06/07	4,995
3,400	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 4.05%, 09/06/07	3,400
20,300	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VRDO, LOC: Barclays Bank plc, 3.96%, 09/06/07	20,300
26,000	Ohio State Water Development Authority, First Energy Nuclear, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 3.98%, 09/05/07	26,000
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken, Rev., VRDO, LOC: Northern Trust Co., 3.92%, 09/05/07	10,200
7,755	State of Ohio, Series ROCS-RR-II-R-208, GO, VRDO, FSA, LIQ: Citibank N.A., 4.03%, 09/06/07	7,755
2,120	State of Ohio, BP Chemical, Inc., Project, Series 2002-BP, Rev., VRDO, AMT, 4.00%, 09/05/07	2,120
3,705	State of Ohio, Higher Education Facilities, Series 1600, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	3,705

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, AMT, 4.00%, 09/05/07	1,430
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, AMT, GTY: BP North America, 4.00%, 09/05/07	1,800
		282,230
	Oklahoma — 0.5%
9,515	Munitops II, Series 2007-36, Rev., VRDO, FGIC, 4.02%, 09/06/07	9,515
28,500	Oklahoma Turnpike Authority, Second Senior Lien, Series B, Rev., VRDO, XLCA, 3.90%, 09/06/07	28,500
9,000	Payne County EDA, OSUF Phase 3 Student Project, Series B, Rev., VRDO, AMBAC, 4.01%, 09/06/07	9,000
9,475	Payne County EDA, Student Housing, OSUF Phase III Project, Rev., VRDO, AMBAC, 3.98%, 09/06/07	9,475
13,665	Puttable Floating Option Tax-Exempt Receipts, Series EC-1158, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 4.08%, 09/05/07	13,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VRDO, LOC: Bank of New York, 3.99%, 09/06/07	6,500
14,665	University Hospital, Trust Receipts, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/05/07	14,665
		101,810
	Oregon — 1.0%
5,900	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VRDO, LOC: Bank of New York, 3.97%, 09/05/07	5,900
5,135	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VRDO, FSA, 4.09%, 09/05/07	5,135
12,100	Oregon State Department of Transportation, Series B-2, Rev., VRDO, LIQ: Dexia Credit Local, 3.90%, 09/06/07	12,100
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 4.00%, 09/06/07	10,000
15,000	Series I, Rev., VRDO, AMT, 3.97%, 09/05/07	15,000
7,630	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 4.01%, 09/06/07	7,630
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VRDO, 3.97%, 09/05/07	5,000
5,200	Port of Portland, Horizon Air Insured Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 4.02%, 09/05/07	5,200
12,445	Portland Housing Authority, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 4.02%, 09/06/07	12,445
	State of Oregon,
16,200	Series 73-F, GO, VRDO, 3.90%, 09/05/07	16,200
80,000	Series A, GO, TANS, 4.50%, 06/30/08	80,559
7,595	Series MT-229, Rev., VRDO, 4.07%, 09/05/07	7,595
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VRDO, 3.93%, 09/05/07	21,600
		204,364
	Other Territories — 7.6%
	ABN AMRO Munitops Certificate Trust, Multi-State,
17,565	Series 2002-1, Rev., VRDO, AMT, 4.08%, 09/06/07	17,565
9,995	Series 2002-3, Rev., VRDO, GNMA COLL, 4.03%, 09/06/07	9,995
5,500	Series 2002-16, GO, VRDO, PSF-GTD, 4.02%, 09/06/07 (e)	5,500
4,780	Series 2002-37, Rev., VRDO, AMT, FHA, GNMA COLL, 4.07%, 09/06/07	4,780
	Clipper Tax-Exempt Certificate Trust,
1,171	Series 1999-2, COP, VRDO, AMT, 4.07%, 09/06/07	1,171
40,000	Series 2007-40, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.07%, 09/06/07	40,000
	Clipper Tax-Exempt Certificate Trust, Multi-State,
6,328	Series 2005-2, Rev., VRDO, 4.07%, 09/06/07	6,328
12,926	Series 2005-30, Rev., VRDO, 4.07%, 09/06/07	12,926
26,248	Clipper Tax-Exempt Trust, Weekly, Series 2002-9, COP, VRDO, LIQ: State Street Bank & Trust Co., 4.07%, 09/06/07	26,248
	Eagle Tax Exempt Trust,
3,620	GS Pool Trust, Series 77, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.05%, 09/07/07	3,620

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
	Lehman Municipal Trust Receipts,
73,055	Series 07-P12, Regulation D, Rev., VRDO, AMBAC, CIFG, MBIA, XLCA, FGIC, LIQ: Lehman Liquidity Co., 4.05%, 09/05/07	73,055
35,535	Series 07-P13, Regulation D, Rev., VRDO, AMBAC, FGIC, MBIA, XLCA, LIQ: Lehman Liquidity Co., 4.05%, 09/05/07	35,535
17,800	Series 07-P14, Regulation D, Rev., VRDO, AMBAC, XLCA, LIQ: Lehman Liquidity Co., 3.56%, 09/05/07	17,800
200,000	Series P84W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	200,000
68,360	Series P85W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.19%, 09/05/07	68,360
21,700	Medium Term Tax-Exempt Multifamily Housing Trust, Series MT-274, Rev., VRDO, 4.15%, 09/05/07	21,700
	Municipal Securities Pool Trust, Weekly Floating Rate Receipts,
8,045	Series SG-P-18, Rev., VRDO, LIQ: Societe Generale, 4.08%, 09/05/07	8,045
11,120	Series SG-PG-17, Rev., VAR, LIQ: Societe Generale, 4.08%, 09/05/07	11,120
	Puttable Floating Option Tax-Exempt Receipts,
291,495	Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.25%, 09/06/07	291,495
81,115	Series EC-001, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.18%, 09/05/07	81,115
105,685	Series EC-002, Rev., VRDO, 4.18%, 09/05/07	105,685
67,330	Series EC-003, Rev., VRDO, 4.18%, 09/05/07	67,330
280,385	Series POL-009, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.25%, 09/05/07	280,385
33,760	Series PPT-12, VAR, LIQ: Merrill Lynch Capital Services, 4.15%, 09/05/07	33,760
8,500	Series PPT-34, 4.25%, 09/06/07	8,500
20,410	Series PZP-016, Rev., VRDO, 4.12%, 09/05/07	20,410
28,550	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A , Rev., VAR, LIQ: FHLMC, 4.10%, 09/05/07	28,550
9,110	SunAmerica Trust, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.10%, 09/06/07	9,110
46,900	UBS Municipal Certificates, Various States, Series 07-GM01, GO, VRDO, LIQ: BNP Paribas, 4.05%, 09/06/07	46,900
33,260	Wachovia Bank Merlots/Bruts Trust, Series ON1, Rev., VRDO, 4.15%, 09/06/07	33,260
		1,570,248
	Pennsylvania — 4.0%
9,300	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 4.08%, 09/06/07	9,300
4,170	Berks County IDA, Kutztown University Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/06/07	4,170
12,890	Bucks County, IDA, Law School Admission Council, Rev., VRDO, LOC: Allied Irish Bank plc, 4.00%, 09/05/07	12,890
4,150	Chester County Health & Educational Faculties Authority, Barclay Friends Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.94%, 09/05/07	4,150
10,000	City of Philadelphia, EAGLE, Series 7-2005-0050, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.04%, 09/06/07	10,000
340	City of Philadelphia, Gas Works, Series PA-1144, Rev., VRDO, FSA, 4.05%, 09/05/07	340
4,900	City of Philadelphia, IDA, 30th Street Station Project, Rev., VRDO, MBIA, LIQ: Royal Bank of Scotland, 3.75%, 10/01/07	4,900
	City of Philadelphia, Water & Wastewater Systems,
36,775	Rev., VRDO, FSA, 3.92%, 09/05/07	36,775
3,500	Series B, Rev., VRDO, AMBAC, 3.92%, 09/05/07	3,500
57,520	Series B, Rev., VRDO, FSA, 3.92%, 09/05/07	57,520
45,000	Clipper Tax-Exempt Certificate Trust, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.01%, 09/06/07	45,000
21,750	Delaware County IDA, Series PA-1295, Rev., VRDO, FGIC, 4.04%, 09/05/07	21,750
5,900	Eagle Tax Exempt Trust, Weekly, Series 2001-3801, Class A, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 4.04%, 09/06/07	5,900
	Easton Area School District,
23,205	Series 1824, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	23,205
13,750	Series 7031, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	13,750
11,600	Emmaus General Authority, Loan Project, Series A, Rev., VRDO, FSA, 3.98%, 09/06/07	11,600
4,040	Erie County Hospital Authority, Series 820, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	4,040
5,000	Harrisburg Authority, Water, Series A, Rev., VRDO, FGIC, 4.02%, 09/07/07	5,000
4,500	Lehman Municipal Trust Receipts Series 07-P11, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 4.05%, 09/05/07	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
9,475	Luzerne County IDA, Series ROCS-RR-II-R-93, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 4.03%, 009/06/07	9,475
13,330	Montgomery County IDA, PCR, Exelon Corp, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/05/07	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 3.94%, 09/06/07	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	10,000
6,700	North Wales Water Authority, Rev., VRDO, FSA, 3.93%, 09/06/07	6,700
36,215	Octorara Area School District, GO, VRDO, FSA, 3.98%, 09/06/07	36,215
7,600	Pennsylvania Convention Center Authority, Series PT-1224, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 4.02%, 09/04/07	7,600
45,325	Pennsylvania Economic Development Financing Authority, Series ROCS-RR-II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	45,325
3,010	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.98%, 09/05/07	3,010
11,600	Pennsylvania Higher Education Assistance Agency, Series B, Rev., VRDO, AMBAC, 4.07%, 09/05/07	11,600
3,700	Pennsylvania Higher Educational Faculties Authority, Philadelphia University, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.94%, 09/06/07	3,700
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
16,300	Series 83-B, Rev., VRDO, AMT, 4.07%, 09/05/07	16,300
13,925	Series 85-B, Rev., VRDO, 4.07%, 09/05/07	13,925
17,000	Series 85-C, Rev., VRDO, 4.07%, 09/05/07	17,000
12,800	Series 86-B, Rev., VRDO, 3.95%, 09/05/07	12,800
42,285	Series 87-B, Rev., VRDO, AMT, 4.04%, 09/05/07	42,285
43,800	Series 87-C, Rev., VRDO, AMT, 4.04%, 09/05/07	43,800
1,820	Series 90-C, Rev., VRDO, 4.07%, 09/05/07	1,820
26,600	Series 91-B, Rev., VRDO, AMT, 3.95%, 09/05/07	26,600
33,670	Series 92-B, Rev., VRDO, AMT, 4.05%, 09/05/07	33,670
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 3.94%, 09/05/07	12,300
5,200	Series B, Rev., VRDO, 3.97%, 09/06/7	5,200
12,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health, Series C, Rev., VRDO, LOC: PNC Bank N.A., 3.97%, 09/07/07	12,000
	Philadelphia School District,
15,685	Series ROCS-RR-II-R-10008, GO, VRDO, FGIC, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	15,685
39,000	Series A, GO, LOC: Bank of America N.A., 4.50%, 09/04/07	39,242
20,000	RBC Municipal Products, Inc., Trust, Series C-5, Rev., VRDO, LIQ: Royal Bank of Canada 4.03%, 09/06/07	20,000
	Sayre Health Care Facilities Authority, VHR Pennsylvania Capital Financing Project,
3,900	Series B, Rev., VRDO, AMBAC, LIQ: Bank of New York, 4.00%, 09/15/07	3,900
945	Series F, Rev., VRDO, AMBAC, 3.98%, 09/05/07	945
11,000	Series M, Rev., VRDO, AMBAC, LIQ: Bank of New York, 4.00%, 09/05/07	11,000
10,000	Southcentral General Authority, Rev., VRDO, AMBAC, 4.02%, 09/06/07	10,000
3,760	Southcentral General Authority, Wellspan Health Obligation, Series B, Rev., VRDO, AMBAC, 3.92%, 09/05/07	3,760
30,000	UBS Municipal Certificates Various States, Rev., VRDO, LIQ: Landesbank Hessen Thueringen, 4.02%, 09/06/07	30,000
	University of Pittsburgh, University Capital Project,
15,000	Series B, Rev., VRDO, 3.90%, 09/05/07	15,000
6,500	Series C, Rev., VRDO, 4.10%, 09/05/07	6,500
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VRDO, FSA, 4.00%, 09/06/07	3,700
		829,287
	Puerto Rico — 0.3%
25,000	Puerto Rico Aqueduct & Sewer Authority, Series ROCS-RR-II-R-1001CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Puerto Rico — Continued
30,000	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	30,000
1,300	Municipal Securities Trust Certificates, Series 7005, Class A, SO, VRDO, LIQ: Bear Stearns Capital Markets, 3.98%, 09/06/07	1,300
		56,300
	Rhode Island — 0.5%
9,990	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, MBIA, 3.96%, 09/05/07	9,990
4,755	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VRDO, 4.09%, 09/05/07	4,755
3,645	Rhode Island Health & Educational Building Corp., Series PT-2253, Rev., 4.09%, 09/06/07	3,645
37,075	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 3.95%, 09/06/07	37,075
5,600	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 4.00%, 09/05/07	5,600
36,980	Rhode Island Health & Educational Building Corp., Hospital Financing Care New England, Class A, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	36,980
2,270	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 4.00%, 09/05/07	2,270
360	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon-Mobil Project, Rev., VRDO, 3.95%, 09/05/07	360
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VRDO, FGIC, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/06/07	9,000
3,330	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VRDO, 3.96%, 09/05/07	3,330
		113,005
	South Carolina — 1.4%
16,335	ABN AMRO Munitops Certificate Trust, Series 2004-27, Rev., VRDO, FGIC, 4.02%, 09/06/07	16,335
29,285	Charleston County School District Development Corp., GO, SCSDE, 4.25%, 09/06/07	29,364
3,000	Cherokee County, IDB, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/05/07	3,000
15,000	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 09/05/07	15,000
	Greenville County School District,
25,800	GO, SCDSE, 3.99%, 09/05/07	25,800
1,350	Series 982, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/05/07	1,350
	Greenville Hospital System Board,
3,750	Series A, Rev., VRDO, AMBAC, 3.92%, 09/05/07	3,750
12,900	Series B, Rev., VRDO, AMBAC, 3.92%, 09/07/07	12,900
10,000	Series C, Rev., VRDO, AMBAC, 3.92%, 09/07/07	10,000
	Piedmont Municipal Power Agency, Electric,
28,250	Series B, Rev., VRDO, MBIA, 4.05%, 09/05/07	28,250
10,100	Series C, Rev., VRDO, MBIA, 3.93%, 09/05/07	10,100
34,975	Sub Series B-5, Rev., VRDO, MBIA, 3.93%, 09/05/07	34,975
19,600	Sub Series B-6, Rev., VRDO, MBIA, 3.95%, 09/05/07	19,600
	Puttable Floating Option Tax-Exempt Receipts,
22,545	Series EC-1145, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	22,545
15,795	Series EC-1146, GO, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.08%, 09/05/07	15,795
19,235	Series EC-1155, GO, VRDO, ST AID WITHHLDG, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	19,235
1,100	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	1,100
900	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank of America N.A., 4.10%, 09/06/07	900
2,505	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	2,505
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 4.10%, 09/05/07	4,600
4,875	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/05/07	4,875
1,450	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 4.07%, 09/06/07	1,450
5,190	South Carolina State Public Service Authority, Series PT-1525, Rev., VRDO, FSA, 4.09%, 09/05/07	5,190
		288,619

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
10,500	Series C-1, Rev., VRDO, 3.95%, 09/06/07	10,500
5,000	Series F, Rev., VRDO, 4.00%, 9/06/07	5,000
5,000	Series G, Rev., VRDO, 3.98%, 09/05/07	5,000
		20,500
	Tennessee — 3.5%
5,000	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2002-25, GO, VRDO, MBIA, 4.02%, 09/06/07	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
10,345	Series A-3-A, Rev., VRDO, AMBAC, 4.00%, 09/05/07	10,345
16,550	Series A-4-A, Rev., VRDO, 3.99%, 09/05/07	16,550
5,400	Series A-8-A, Rev., VRDO, AMBAC, 3.99%, 09/06/07	5,400
2,700	Series A-8-B, Rev., VRDO, AMBAC, 3.99%, 09/06/07	2,700
74,800	Series D-3-A, Rev., VRDO, 3.99%, 09/05/07	74,800
21,925	Series D-6-A, Rev., VRDO, XLCA, 4.00%, 09/05/07	21,925
24,300	Series D-8-A, Rev., VRDO, XLCA, 4.00%, 09/05/07	24,300
8,000	Series D-8-C, Rev., VRDO, XLCA, 4.00%, 09/05/07	8,000
21,250	Series D-11-A, Rev., VRDO, AMBAC CNTY GTD, 4.00%, 09/05/07	21,250
8,860	City of Memphis, Series ROCS-RR-II-6033, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	8,860
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
19,635	Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	19,635
6,370	Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	6,370
89,365	Enhanced Return Puttable Floating Option, Series EC-1014, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.11%, 09/05/07	89,365
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	3,000
31,000	Lehman Municipal Trust Receipts, Series F6, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	31,000
8,100	Loudon IDB, A.E. Staley Manufacturing Co. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/06/07	8,100
18,990	Memphis Center City Revenue Finance Corp., Series PT-1220, Rev., VRDO, 4.07%, 09/05/07 (e)	18,990
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project,, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.00%, 09/06/07	14,475
35,000	Metropolitan Government Nashville & Davidson County, Ascencion Health & Educational Facilities Board, Rev., VRDO, 3.93%, 09/05/07	35,000
9,200	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VRDO, LOC: Suntrust Bank, 4.01%, 09/05/07	9,200
14,100	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series B, Rev., VRDO, 3.95%, 09/06/07	14,100
2,350	Metropolitan Government Nashville & Davidson County, IDB, Country Music Hall of Fame, Rev., VRDO, LOC: Bank of America N.A., 3.97%, 09/06/07	2,350
2,895	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project, Rev., VRDO, LOC: Bank of New York, 4.05%, 09/06/07	2,895
11,500	Metropolitan Government Nashville & Davidson County, Multifamily Housing Retreat Dry, Rev., VRDO, LOC: Citibank N.A., 4.01%, 09/06/07	11,500
122,005	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	122,005
5,695	Puttable Floating Option Tax-Exempt Receipts, Series EC-004, Rev, VRDO, 4.18%, 09/06/07	5,695
	Sevier County Public Building Authority, Local Government Public Improvement,
1,500	Series II-A-1, Rev., VRDO, AMBAC, 3.99%, 09/06/07	1,500
2,500	Series II-A-2, Rev., VRDO, AMBAC, 3.99%, 09/06/07	2,500
6,000	Series II-C-2, Rev., VRDO, AMBAC, 3.99%, 09/06/07	6,000
775	Series II-D-3, Rev., VRDO, AMBAC, 3.99%, 09/06/07	775
2,700	Series III-B-3, Rev., VRDO, AMBAC, 3.99%, 09/06/07	2,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Tennessee — Continued
8,800	Series III-C-5, Rev., VRDO, AMBAC, 3.99%, 09/06/07	8,800
1,600	Series III-D-3, Rev., VRDO, AMBAC, 3.99%, 09/06/07	1,600
2,500	Series III-E-3, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.79%, 06/07/07	2,500
25,620	Series III-F, Rev., VRDO, AMBAC, LIQ: Landesbank Hessen Thueringen, 3.99%, 09/06/07	25,620
12,175	Series VI-B-1, Rev., VRDO, 4.00%, 09/05/07	12,175
4,075	Series VI-C-3, Rev., VRDO, AMBAC, 4.00%, 09/05/07	4,075
6,800	Series V1-D2, Rev., Adj., AMBAC, 4.00%, 09/05/07	6,800
18,325	Series VI-F-1, Rev., VRDO, XLCA, 4.00%, 09/05/07	18,325
9,550	Series VI-G-1, Rev., VRDO, XLCA, 4.00%, 09/05/07	9,550
15,675	Series V1-H-1, Rev., VRDO, AMBAC, 4.00%, 09/05/07	15,675
15,000	Sevierville Public Building Authority, Government Public Improvement, Rev., VRDO, XLCA, 3.99%, 09/04/07	15,000
4,905	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 3.98%, 09/06/07	4,905
		731,310
	Texas — 8.8%
	ABN AMRO Munitops Certificate Trust,
17,990	Series 2005-45, Rev., VRDO, 3.65%, 11/08/07	17,990
9,945	Series 2006-54, GO, VRDO, PSF-GTD, 4.02%, 09/06/07	9,945
6,192	Series 2006-77, GO, VRDO, PSF-GTD, 4.05%, 09/06/07	6,192
19,010	Series 2007-14, GO, VRDO, MBIA, 4.02%, 09/06/07	19,010
	ABN AMRO Munitops Certificate Trust, Multi-State,
13,280	Series 2000-10, VAR, MBIA, 4.00%, 09/06/07 (e)	13,280
16,685	Series 2000-13, Rev., VRDO, PSF-GTD, 4.00%, 09/06/07	16,685
11,000	Series 2001-26, GO, VRDO, PSF-GTD, 4.00%, 09/06/07	11,000
37,480	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 3.75%, 06/18/08	37,480
28,495	Austin Trust, Various States, Series 2007-334, Rev., VRDO, LIQ: Bank of America N.A., 4.03%, 09/06/07	28,495
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 3.99%, 09/05/07	9,100
6,515	Brazos River Authority, PCR, Series PT-679, Rev., VRDO, MBIA, 4.09%, 09/04/07	6,515
12,900	Capital Area Housing Finance Corp., Series ROCS-RR-II-R-773CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.10%, 09/06/07	12,900
48,890	City of Austin, Hotel Occupancy Tax, Sub Lien, Rev., VRDO, CIFG, 4.05%, 09/06/07	48,890
24,465	City of Austin, Water & Wastewater Systems, Merlots, Series LLL, Rev., VRDO, MBIA, 4.02%, 09/05/07	24,465
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 4.00%, 09/07/07	17,500
11,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, 3.99%, 09/06/07	11,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VRDO, PSF-GTD, 3.98%, 09/06/07	78,900
11,100	City of Richardson, Refinancing & Improvement, GO, VRDO, 3.78%, 06/16/08	11,100
	City of San Antonio, Electric & Gas,
10,420	Series PT-1498, Rev., VRDO, 4.07%, 09/05/07	10,420
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 3.96%, 09/05/07	24,200
4,195	Series SG-105, GO, LOC: Societe Generale, 4.02%, 09/06/07	4,195
11,000	City of San Antonio, Electric & Gas, Systems, Junior Lien, Rev., VRDO, 4.08%, 09/05/07	11,000
3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	3,000
6,435	City of San Antonio, Water, Series SG-159, Rev., VRDO, FSA, 4.00%, 09/06/07	6,435
10,000	City of Tyler, Municipal Securities Trust Receipts, Waterworks & Sewer, Series SGA-112, Rev., VRDO, FGIC, LIQ: Societe Generale, 4.00%, 09/05/07	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/05/07	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VRDO, 3.98%, 09/06/07	19,040
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VRDO, 4.02%, 09/06/07	5,000
10,500	Eclipse Funding Trust, Solar Eclipse, City of Waco, Series 2007-0040, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	10,500
11,170	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, AMBAC, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	11,170
9,960	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	9,960
13,825	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, MBIA-IBC, PSF-GTD, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	13,825
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 4.05%, 09/07/07	5,000
39,350	Greater Texas Student Loan Corp., Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 4.05%, 09/06/07	39,350
	Gulf Coast Waste Disposal Authority, ExxonMobil Project,
1,200	Rev., VRDO, 4.00%, 09/06/07	1,200
51,035	Series K43W, Regulation D, GO, VRDO, PSF-GTD, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	51,035
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.02%, 09/06/07	5,000
2,885	Harris County, Series ROCS-RR-II-R-1029, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 4.03%, 09/07/07	2,885
9,580	Harris County Health Facilities Development Authority, Series PT-2350, Rev., VRDO, 4.04%, 09/06/07	9,580
5,100	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 4.00%, 09/07/07	5,100
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 4.02%, 09/06/07	29,245
28,685	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 4.03%, 09/07/07	28,685
20,840	Lamar Consolidated Independent School District, School House, GO, VRDO, PSF-GTD, 3.62%, 09/07/07	20,840
5,695	Leander Independent School District, Series ROCS-RR-II-R-2143, GO, VRDO, PSF-GTD, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	5,695
17,000	Lewisville Independent School District, Municipal Securities Trust Receipts, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 4.02%, 09/05/07 (e)	17,000
19,425	Lower Colorado River Authority, Series PA-590, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.06%, 09/04/07	19,425
3,080	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Sub Series B-2, Rev., VRDO, 4.00%, 09/05/07	3,080
20,595	Lufkin Health Facilities Development Corp., Memorial Hospital, Rev., VRDO, LOC: Wachovia Bank N.A., 3.98%, 09/05/07	20,595
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.02%, 09/05/07 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.02%, 09/05/07	5,290
	Municipal Securities Trust Certificates,
10,500	Series 2006-260, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	10,500
12,750	Series 7062, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets., 4.03%, 09/06/07	12,750
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.00%, 09/06/07	17,050
7,800	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VRDO, AMBAC, 4.09%, 09/05/07	7,800
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.00%, 09/06/07	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
	North Texas Higher Education Authority,
10,100	Series A, Rev., VRDO, AMBAC, 4.10%, 09/05/07	10,100
13,000	Series A, Rev., VRDO, AMT, AMBAC, 4.10%, 09/05/07	13,000
15,680	Series A, Rev., VRDO, LOC: Bank of America N.A., 4.10%, 09/05/07	15,680
10,000	Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 4.10%, 09/05/07	10,000
9,000	Series C, Rev., VRDO, AMBAC, 4.10%, 09/05/07	9,000
20,000	North Texas Toll Way Authority, Interest Accrual, Series C, Rev., VRDO, FGIC, 3.95%, 09/05/07	20,000
	Panhandle-Plains Higher Education Authority, Inc.,
2,100	Series A, Rev., VRDO, MBIA, 3.99%, 09/05/07	2,100
3,300	Series B, Rev., VRDO, MBIA, 3.99%, 09/05/07	3,300
4,500	Panhandle-Plains Higher Education Authority, Inc., Student Loans, Series A, Rev., VRDO, MBIA, 3.99, 09/05/07	4,500
17,600	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 3.98%, 09/06/07	17,600
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 4.02%, 09/05/07	11,735
	Puttable Floating Option Tax-Exempt Receipts,
22,475	Series EC-1113, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.08%, 09/05/07	22,475
45,390	Series PA-1462, Rev., VRDO, 4.12%, 09/05/07	45,390
10,080	Round Rock Independent School District, Series ROCS-RR-II-R-10145, GO, VRDO, LIQ: Citibank N.A., 4.09%, 09/05/07	10,080
7,330	Southwest Independent School District, Series DB-142, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 4.02%, 09/05/07	7,330
358,000	State of Texas, GO, 4.50%, 08/28/08	360,716
	State of Texas, EAGLE,
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Bayerische Landesbank, 4.02%, 09/06/07	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: DZ Bank AG Deutsche, 4.02%, 09/06/07	50,000
	State of Texas, College Student Loan,
36,545	TRAN, GO, VRDO, 3.75%, 08/01/08	36,545
50,000	State of Texas, Mobility Fund, Series B, GO, VRDO, 3.97%, 09/05/07	50,000
11,000	State of Texas, Mobility Fund, Multimodal, Series B, GO, VRDO, 3.52%, 09/05/07	11,000
7,700	State of Texas, Veterans Housing Assistance, Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 4.18%, 09/05/07	7,700
	State of Texas, Veterans Housing Assistance Fund,
20,000	Series II-A, GO, VRDO, 3.97%, 09/05/07	20,000
7,950	Series II-A, GO, VRDO, 3.99%, 09/05/07	7,950
20,215	Series II-B, GO, VRDO, 3.97%, 09/05/07	20,215
13,845	Series II-B, GO, VRDO, 4.00%, 09/05/07	13,845
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.07%, 09/06/07	14,030
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/05/07	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	5,000
10,250	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.00%, 09/06/07	10,250
50,000	Texas Department of Housing & Community Affairs, Single Family Housing, Series A, Rev., VRDO, AMT, GNMA/FNMA, 4.00%, 09/06/07	50,000
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VRDO, AMT, FSA, 4.10%, 09/05/07	10,100
1,060	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.05%, 09/05/07	1,060
8,000	Texas Department of Housing & Community Affairs, Terraces Cibolo, Rev., VRDO, LOC: Citibank N.A., 4.01%, 09/05/07	8,000
26,265	Texas Small Business Industrial Development Corp., Public Facilities Capital Access, Rev., VRDO, LOC: Bank of America N.A., 4.08%, 09/05/07	26,265
12,445	Texas State Affordable Housing Corp., Multi Family Housing, Series 1315, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.09%, 09/06/07	12,445
5,485	Trinity River Authority, Series ROCS-RR-II-R-2006, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/05/07	5,485
5,225	University of Texas, Series 2003-19, Rev., VRDO, LIQ: BNP Paribas, 4.09%, 09/05/07	5,225

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
7,744	Victoria County, Series 959, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	7,743
		1,835,035
	Utah — 1.5%
	Central Utah Water Conservancy District,
19,100	Series A, GO, VRDO, AMBAC, 4.01%, 09/05/07	19,100
65,400	Series B, GO, VRDO, AMBAC, 4.01%, 09/05/07	65,400
13,400	Series B, Rev., VRDO, AMBAC, 4.01%, 09/05/07	13,400
	Intermountain Power Agency,
20,000	Series E, Rev., VRDO, AMBAC, 3.65%, 12/03/07	20,000
15,845	Series F, Rev., VRDO, AMBAC, 3.65%, 12/03/07	15,845
28,950	Sub Series B, Rev., VRDO, FGIC, 4.00%, 09/05/07	28,950
15,000	Municipal Securities Trust Certificates, Series 2007-340, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	15,000
28,560	University of Utah, Floating Rate Trust Receipts, Series N-15, Regulation D, Rev., VRDO, MBIA, 4.15%, 09/05/07	28,560
	Utah Housing Corp., Single Family Mortgage,
12,000	Series B-1, Rev., VRDO, LIQ: Depfa Bank plc, 4.20%, 09/05/07	12,000
4,400	Series C-1, Class I, Rev., VRDO, 4.20%, 09/05/07	4,400
6,510	Series D-1, Rev., VRDO, AMT, 4.20%, 09/05/07	6,510
12,500	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 4.20%, 09/05/07	12,500
6,840	Series E-1, Class I, Rev., VRDO, 4.20%, 09/05/07	6,840
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 4.20%, 09/05/07	6,705
7,730	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 4.20%, 09/05/07	7,730
4,935	Series F-2, Class I, Rev., VRDO, 4.20%, 09/05/07	4,935
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 4.20%, 09/05/07	13,830
20,000	Utah State Board of Regents, Series W, Rev., VRDO, AMT, AMBAC, 4.10%, 09/05/07	20,000
2,000	Utah State Board of Regents, Weekly, Series L, Rev., VRDO, AMT, AMBAC, 4.10%, 09/05/07	2,000
10,680	Weber County, IHC Health Services, Series A, Rev., VRDO, 3.95%, 09/04/07	10,680
		314,385
	Vermont — 0.3%
	Vermont Educational & Health Buildings Financing Agency, Hospital, VHA New England,
5,900	Series D, Rev., VRDO, AMBAC, 3.98%, 09/05/07	5,900
8,300	Series G, Rev., VRDO, AMBAC, LIQ: Bank of New York, 4.00%, 09/05/07	8,300
6,805	Vermont Educational & Health Buildings Financing Agency, St Johnsbury Academy Project, Rev., VRDO, LOC: Allied Irish Bank plc, 3.99%, 09/06/07	6,805
	Vermont Housing Finance Agency, Single Family,
10,240	Series 21A, Rev., VRDO, AMT, FSA, 4.10%, 09/05/07	10,240
11,200	Series 22, Rev., VRDO, AMT, FSA, 4.10%, 09/05/07	11,200
12,945	Series 25A, Rev., VRDO, AMT, FSA, 4.10%, 09/05/07	12,945
	Vermont Student Assistance Corp.,
5,000	Rev., VRDO, LOC: State Street Bank & Trust Co., 3.76%, 10/01/07	5,000
10,000	Senior Series QQ, Rev., VRDO, AMBAC, 4.10%, 09/05/07	10,000
		70,390
	Virginia — 1.7%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VRDO, LOC: Suntrust Bank, 4.02%, 09/05/07	8,000
7,750	City of Alexandria, IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.98%, 09/06/07	7,750
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VRDO, 3.99%, 09/06/07	17,955
	Fairfax County IDA, Inova Health Systems Project,
20,800	Series A-1, Rev., VRDO, 3.91%, 09/05/07	20,800
46,810	Series C-2, Rev., VRDO, 3.91%, 09/05/07	46,810
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	9,000
10,325	Lehman Municipal Trust Receipts Series F4, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	10,325
21,905	Loudoun County IDA, Howard Hughes Medical, Series D, Rev., VRDO, 4.05%, 09/05/07	21,905
	Lynchburg IDA, VHA Mid-Atlantic/Capital,
3,600	Series D, Rev., VRDO, AMBAC, 4.00%, 09/05/07	3,600
200	Series G, Rev., VRDO, AMBAC, 3.96%, 09/05/07	200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — Continued
	Municipal Securities Trust Certificates,
11,060	Series 2001-130, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07 (e)	11,060
14,850	Series 3078, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07	14,850
	Puttable Floating Option Tax-Exempt Receipts,
18,205	Series MT-433, Rev., VRDO, 4.12%, 09/05/07	18,205
41,995	Series MT-446, Rev., VRDO, LIQ: Bayerische Landesbank, 4.05%, 09/05/07	41,995
8,770	Richmond IDA, Education Facilities, Church Schools, Rev., VRDO, LOC: Suntrust Bank, 3.98%, 09/05/07	8,770
5,000	University of Virginia, EAGLE, Series 2006-0017, Rev., VRDO, LIQ: Citibank N.A., 4.04%, 09/06/07	5,000
13,800	Virginia College Building Authority, University Richmond Project, Rev., VRDO, 3.98%, 09/05/07	13,800
5,681	Virginia Commonwealth Transportation Board, Series 727, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/06/07	5,680
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts, Series SG-137, Rev., VRDO, LIQ: Societe Generale, 4.03%, 09/05/07	23,590
40,000	Virginia Housing Development Authority, Draw Down, Sub Series A-2, Rev., VRDO, 3.95%, 09/18/07	40,000
13,300	Virginia Public Building Authority, Series D, Rev., VRDO, 3.92%, 09/06/07	13,300
4,880	Virginia Public School Authority, Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	4,880
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 4.03%, 09/06/07	5,415
		352,890
	Washington — 1.0%
10,750	ABN AMRO Munitops Certificate Trust, Multi-State, Series 2004-8, GO, VRDO, AMBAC, 3.65%, 11/08/07	10,750
11,750	City of Seattle, Municipal Light & Power, Series PT-1421, Rev., VRDO, FSA, 4.06%, 09/05/07	11,750
	City of Seattle, Municipal Light & Power, Municipal Securities Trust Receipts,
13,200	Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 4.00%, 09/05/07	13,200
4,000	Series SGA-142, GO, VRDO, LIQ: Societe Generale, 4.02%, 09/05/07	4,000
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	15,545
11,000	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VRDO, MBIA, 4.03%, 09/05/07	6,995
8,405	Grant County Public Utility District No. 2; Priest Rapids, Series ROCS-RR-II-R-4088, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/07/07	8,405
5,250	King County, Series ROCS-RR-II-R-1028, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	5,250
12,000	King County, Sewer, Series 1200, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	12,000
9,795	Municipal Securities Trust Certificates, Series 2000-101, Class A, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/05/07 (e)	9,795
	Port of Seattle,
4,430	Series PT-728, Rev., VRDO, FGIC, 4.09%, 09/05/07	4,430
8,000	Sub Lien, Rev., VRDO, AMT, LOC: Fortis Bank N.V., 4.10%, 09/05/07	8,000
945	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 4.05%, 09/06/07	945
9,815	Skagit County Public Hospital District No. 1, Series ROCS-RR-II-R-2126, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	9,815
6,030	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VRDO, MBIA, 4.09%, 09/05/07	6,030
12,100	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 3.98%, 09/05/07	12,100
3,900	Snohomish County Public Utility District No 1, Series A-2, Rev., VRDO, FSA, 3.92%, 09/05/07	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VRDO, FSA, 3.92%, 09/05/07	16,600
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, 4.08%, 09/06/07	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VRDO, LOC: Citibank N.A., 4.02%, 09/05/07	4,000
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A, 4.05%, 09/06/07	2,545
2,780	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.90%, 09/04/07	2,780
15,945	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/05/07	15,945
12,675	Washington State Public Power Supply System, Project No. 3 Electric, Series 3A, Rev., VRDO, MBIA, 3.90%, 09/05/07	12,675
		213,455
	West Virginia — 0.3%
19,615	Eclipse Funding Trust, Solar Eclipse, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	19,615
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	3,000
2,405	West Virginia EDA, IDR, Gemark Services, Rev., VRDO, LOC: Bank of New York, 4.10%, 09/06/07	2,405
5,765	West Virginia State Building Commission, Series PA-520, 4.09%, 09/07/07	5,765
	West Virginia State Hospital Finance Authority, VHA Mid-Atlantic/Capital,
4,000	Series C, Rev., VRDO, AMBAC, 3.98%, 09/05/07	4,000
5,700	Series D, Rev., VRDO, AMBAC, 3.98%, 09/05/07	5,700
5,000	Series E, Rev., VRDO, AMBAC, 3.98%, 09/05/07	5,000
9,200	Series G, Rev., VRDO, AMBAC, 4.00%, 09/05/07	9,200
7,100	Series H, Rev., VRDO, AMBAC, 4.00%, 09/05/07	7,100
9,670	West Virginia State Parkways Economic Development & Tourism Authority, Rev., VRDO, FGIC, 3.91%, 09/05/07	9,670
		71,455
	Wisconsin — 0.8%
21,000	City of Milwaukee, Series V8, GO, VRDO, 3.96%, 09/05/07	21,000
	Dane County,
6,855	Series ROCS-RR-II-R-2003, GO, VRDO, LIQ: Citigroup Financial Products, 3.70%, 09/06/07	6,855
5,725	Series ROCS-RR-II-R-4504, GO, VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	5,725
1,230	Eagle Tax Exempt Trust, Option Mode, Weekly, Series 1994-4904, GO, VRDO, LIQ: Citibank N.A., 4.07%, 09/06/07	1,230
14,455	Municipal Securities Trust Certificates, Series 1999-70, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07 (e)	14,455
36,000	State of Wisconsin, Operating Notes, Rev., 4.50%, 06/16/08	36,208
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VRDO, 4.02%, 09/05/07	4,000
22,575	Series C, Rev., VRDO, 4.00%, 09/05/07	22,575
3,730	Series D, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.94%, 09/05/07	3,730
6,605	Series E, Rev., VRDO, 4.00%, 09/05/07	6,605
3,405	Series E, Rev., VRDO, FSA, 3.95%, 09/05/07	3,405
3,325	Series E, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.94%, 09/05/07	3,325
5,130	Series F, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.94%, 09/05/07	5,130
4,065	Series G, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.94%, 09/05/07	4,065
17,095	Series H, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.94%, 09/05/07	17,095
5,040	Series I, Rev., VRDO, MBIA, AMT, LIQ: FHLB, 3.87%, 09/05/07	5,040
9,800	Wisconsin State Health & Educational Facilities Authority, University of Wisconsin Medical Foundation, Rev., VRDO, LOC: LaSalle Bank N.A., 3.88%, 09/05/07	9,800
		170,243
	Wyoming — 0.4%
95,000	Campbell County IDR, Two Electronic Power Generation Station Project, Rev., VAR, 3.80%, 11/30/07	95,000
	Total Municipal Bonds (Cost $19,611,485)	19,611,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 0.7%
150,000	Goldman Sachs & Co., 4.85%, dated 08/31/07, due 09/04/07, repurchase price $150,081, collateralized by U.S. Government Agency Mortgages with a value of $154,500. (m) (Cost $150,000)	150,000
U.S. Government Agency Securities — 0.7%
149,947	Federal Home Loan Bank, DN, 4.20%, 09/04/07 (n) (Cost $149,947)	149,947
	Total Investments — 100.5% (Cost $20,833,951)*	20,833,951
	Liabilities in Excess of Other Assets — (0.5)%	(95,819)
	NET ASSETS — 100.0%	$20,738,132

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 5.1% (n)
	District of Columbia — 0.6%
20,000	Metropolitan Washington Airports Authority, LOC: Bank of America, 3.73%, 09/12/07	20,000
	Florida — 0.7%
25,255	Sunshine State Municipal, LIQ: Depfa Bank plc, 3.75%, 12/03/07	25,255
	Indiana — 1.0%
34,000	Indiana Development Finance Authority, LOC: Landes Bank Hessen-Thueringen, 3.68%, 11/01/07	34,000
	Michigan — 0.3%
10,500	State of Michigan, LOC: Landes Bank Hessen-Thueringen, 3.83%, 3.67%, 10/17/07	10,500
	Minnesota — 0.7%
25,500	City of Rochester, Minnesota Health Care Facilities (Mayo Clinic), Series D, LIQ: Wells Fargo Bank N.A., 3.70%, 10/01/07	25,500
	Ohio — 0.6%
	Cuyahoga County,
11,000	LIQ: Bank of America, 3.64%, 09/05/07	11,000
10,000	LIQ: Bank of America, 3.68%, 09/06/07	10,000
		21,000
	Texas — 0.7%
25,200	Texas Municipal Power Agency, Rev., VRDO, 3.68%, 09/05/07	25,200
	Utah — 0.3%
7,700	Intermountain Power Agency, 3.72%, 10/11/07	7,700
	Washington — 0.2%
8,000	Metropolitan Washington Airports Authority, 3.75%, 09/18/07	8,000
	Total Commercial Paper (Cost $177,155)	177,155
Daily Demand Notes — 12.5%
	Alabama — 0.3%
10,200	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 3.98%, 09/04/07	10,200
750	Decatur IDB, Amoco Chemical Co. Project, Rev., VRDO, 4.00%, 09/04/07	750
		10,950
	Alaska — 0.8%
	Alaska Industrial Development & Export Authority,
10,655	Series A, Rev., VRDO, AMBAC, 4.00%, 09/04/07	10,655
16,440	Series B, Rev., VRDO, AMBAC, 4.00%, 09/04/07	16,440
		27,095
	California — 0.7%
3,995	Abag Finance Authority for Nonprofit Corps., Charleston Project, Series 899, Rev., VRDO, LOC: Lasalle Bank N.A., 3.93%, 09/04/07 (m)	3,995
10,000	California Pollution Control Financing Authority, Atlantic Richfield Co. Project, Series A, Rev., VRDO, AMT, 3.95%, 09/04/07	10,000
12,100	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VRDO, LOC: Societe Generale, 4.02%, 09/04/07	12,100
		26,095
	Illinois — 0.3%
11,815	Will County, ExxonMobil Project, Rev., VRDO, 4.00%, 09/04/07	11,815
	Indiana — 0.2%
5,125	City of Whiting, Industrial Sewer & Solid Waste Disposal, AMOCO Oil Co. Project, Rev., VRDO, 4.00%, 09/04/07	5,125
	Kentucky — 2.4%
	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding,
27,350	Series A, Rev., VRDO, AMT, 4.00%, 09/04/07	27,350
22,800	Series C, Rev., VRDO, 3.95%, 09/04/07	22,800
33,900	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VRDO, 4.00%, 09/04/07	33,900
		84,050
	Louisiana — 1.1%
23,400	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, AMT, 4.03%, 09/04/07	23,400
15,500	St. Bernard Parish, Exempt Facilities, Mobile Oil, Rev., VRDO, 4.00%, 09/04/07	15,500	>
		38,900
	Michigan — 1.2%
	Michigan State Housing Development Authority,
25,525	Series A, Rev., VRDO, AMT, FSA, 4.00%, 09/04/07	25,525
3,130	Series C, Rev., VRDO, AMT, FSA, 4.00%, 09/04/07	3,130
	Municipal Securities Trust Certificates,
2,350	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07	2,350
10,270	Series 2006-277, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07	10,270
		41,275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Nevada — 0.1%
3,550	Clark County, Nevada Cogeneration Association, Series 2, Rev., VRDO, LOC: ABN AMRO Bank N.V., 4.00%, 09/04/07
		3,550
	North Carolina — 0.3%
10,500	University of North Carolina at Chapel Hill, Hospital, Series B, Rev., VRDO, 3.96%, 09/04/07
		10,500
	Ohio — 1.7%
17,180	Ohio State Water Development Authority, Ohio Edison Co. Project, Series 1998-BP, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 4.00%, 09/04/07	17,180
5,180	State of Ohio, BP Chemical, Inc., Project, Series 2002-BP, Rev., VRDO, AMT, 4.00%, 09/04/07	5,180
2,175	State of Ohio, BP Exploration & Oil Project, Rev., VRDO, AMT, 4.00%, 09/04/07	2,175
4,350	State of Ohio, Higher Education Facilities, Case Western Reserve, Series A, Rev., VRDO, 4.00%, 09/04/07	4,350
6,000	State of Ohio, Solid Waste, BP Exploration & Oil Project, Series 2000-BP, Rev., VRDO, AMT, GTY: BP North America 4.00%, 09/04/07	6,000
10,780	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, AMT, GTY: BP North America, 4.00%, 09/04/07	10,780
	State of Ohio, Solid Waste, BP Products North America,
1,880	Rev., VRDO, AMT, GTY: BP North America, 4.00%, 09/04/07	1,880
8,650	Series 2002B-BP, Rev., VRDO, AMT, GTY: BP North America, 4.00%, 09/04/07	8,650
4,900	University of Toledo, Rev., VRDO, FGIC, 3.98%, 09/04/07	4,900
		61,095
	Oregon — 0.2%
7,500	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, SO, LOC: Bank of America N.A., 4.02%, 09/04/07	7,500
	Other — 0.7%
25,000	Lehman Municipal Trust Receipts, Series P84W, Rev., VRDO, LIQ; Lehman Liquidity Co., 4.15%, 09/04/07	25,000
	Texas — 1.8%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A. 4.01%, 09/04/07	8,000
20,000	Gulf Coast IDA, Citgo Petroleum Corp. Project, Rev., VRDO, LOC: Royal Bank of Scotland, 4.00%, 09/04/07	20,000
1,400	Gulf Coast IDA, Global Corp. Project, Rev., VRDO, AMT, 4.00%, 09/04/07	1,400
11,350	Gulf Coast Waste Disposal Authority, AMOCO Chemical Project, Series B, Rev., VRDO, 4.00%, 09/04/07	11,350
15,430	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VRDO, 4.00%, 09/04/07	15,430
6,350	West Side Calhoun Country Naval District, BP Chemicals, Inc., Project, Rev., VRDO, 4.00%, 09/04/07	6,350
		62,530
	Virginia — 0.7%
	King George County IDA, Birchwood Power Partners,
5,000	Rev., VRDO, AMT, LOC: Bank of Nova Scotia 4.13%, 09/04/07	5,000
7,445	Series A, Rev., VRDO, AMT, LOC: Scotia Bank, 4.03%, 09/04/07	7,445
5,400	Series A, Rev., VRDO, AMT, LOC: Scotia Bank, 4.13%, 09/04/07	5,400
6,200	Series B, Rev., VRDO, AMT, LOC: Scotia Bank, 4.13%, 09/04/07	6,200
		24,045
	Washington — 0.0% (g)
550	Port Bellingham Industrial Development Corp., Atlantic Richfield Project, Rev., VRDO, 4.00%, 09/04/07	550
	Total Daily Demand Notes (Cost $440,075)	440,075
Municipal Bonds — 5.1%
	Colorado — 1.2%
40,000	State of Colorado, State Generated Fund, Series A, Rev., RAN, 4.25%, 06/27/08	40,177
	Maine — 0.1%
5,000	Maine State Housing Authority, Series F, Rev., VAR, AMT, 3.65%, 09/14/07	5,000
	Michigan — 0.7%
25,000	State of Michigan, Series A, GO, VAR, LOC: Depfa Bank plc, 4.25%, 09/28/07	25,013

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — 0.3%
11,000	North Carolina Housing Finance Agency, Home Ownership, Series 22-C, Rev., VAR, AMT, 3.65%, 10/01/07	11,000
	Ohio — 0.6%
	University of Cincinnati,
7,000	Series C, Rev., BAN, 4.50%, 01/24/08	7,024
13,010	Series D, Rev., BAN, 3.73%, 10/01/07	13,010
		20,034
	Texas — 1.4%
50,000	State of Texas, TRAN, 4.50%, 08/28/08 (w)	50,383
	Wisconsin — 0.8%
27,000	Waukesha School District, GO, TRAN, 4.00%, 08/21/08	27,082
	Total Municipal Bonds (Cost $178,689)	178,689
Weekly Demand Notes — 78.2%
	Alabama — 0.2%
7,130	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Rev., VRDO, AMT, LIQ: Lehman Brothers Special Financing, 4.30%, 09/05/07	7,130
	Arizona — 1.3%
13,995	Maricopa County IDA, Multi Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 4.06%, 09/06/07	13,995
31,400	Phoenix Civic Improvement Corp., Series 1122, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	31,400
		45,395
	Arkansas — 0.1%
2,810	Arkansas Development Finance Authority, Semco, Inc., Project, Rev., VRDO, AMT, LOC: Bank of America N.A., 4.10%, 09/06/07	2,810
	California — 1.3%
725	Golden State Tobacco Securitization Corp., Series 1740, Rev., VRDO, AMBAC, TCRS-Bank of New York, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	725
2,981	GS Pool Trust, Series 34TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	2,981
7,000	Municipal Securities Trust Certificates, Series 3001, Class A, Rev., VRDO, INS: MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	7,000
9,200	Puttable Floating Option Tax-Exempt Receipts, Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 4.03%, 09/05/07	9,200
25,810	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Rev., VRDO, FNMA, LIQ: FNMA, 4.06%, 09/05/07	25,810
		45,716
	Colorado — 6.4%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	6,750
4,840	City of Erie, COP, Rev., VRDO, LOC: Keybank N.A., 4.01%, 09/05/07	4,840
6,890	Colorado Housing & Finance Authority, Multi-Family Housing, Grant, Series A, Rev., VRDO, 3.95%, 09/06/07	6,890
13,250	Colorado Housing & Finance Authority, Multi-Family Housing, Greentree Village Apartments, LOC: U.S. Bank N.A., 4.01%, 09/06/07	13,250
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 4.15%, 09/05/07	23,200
10,000	Series A3, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 4.15%, 09/05/07	10,000
14,000	Colorado Student Obligation Bond Authority, Senior Lien, Series A-2, Rev., VRDO, AMBAC, 4.05%, 09/05/07	14,000
15,035	Crystal Valley Metropolitan District No. 1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	15,035
	Denver City & County Airport,
8,300	Series B, Rev., VRDO, AMT, CIFG, 4.01%, 09/05/07	8,300
9,100	Series C, Rev., VRDO, AMT, LOC: Societe Generale, 4.05%, 09/05/07	9,100
7,000	Series F, Rev., VRDO, LOC: Societe Generale, 4.05%, 09/05/07	7,000
10,730	Denver City & County, Merlots, Series A-61, Rev., VRDO, FGIC, 4.07%, 09/05/07	10,730
6,230	E-470 Public Highway Authority, Series Z-13, Rev., VRDO, MBIA, LIQ: Goldman Sachs Special Situations, 4.01%, 09/06/07	6,230
3,500	Harvest JCT Metropolitan District, GO, VRDO, LOC: U.S. Bank N.A. 4.02%, 09/06/07	3,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Colorado — Continued
5,845	Mesa County, Goodwill Industries, Colorado Springs, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	5,845
74,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-432, Rev., VRDO, 4.12%, 09/05/07	74,995
5,690	Westminster EDA, Mandalay Gardens Urban, Tax & Allocation Bonds, VRDO, LOC: Depfa Bank plc, 4.02%, 09/06/07	5,690
		225,355
	Delaware — 2.3%
	GS Pool Trust,
45,055	Series 19TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.08%, 09/06/07	45,054
19,732	Series 24TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	19,732
6,651	Series 35TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.08%, 09/06/07	6,651
3,693	Series 56TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	3,693
5,600	New Castle County, Fairfield English Village Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 4.00%, 09/06/07	5,600
		80,730
	District of Columbia — 0.5%
	Deutsche Bank Spears/Lifers Trust Various States,
5,265	Series 248, Rev., VRDO, FGIC, MBIA, LIQ: Deutsche Bank A.G., 4.09%, 09/05/07	5,265
5,265	Series 249, Rev., VRDO, FGIC, MBIA, LIQ: Deutsche Bank A.G., 4.03%, 09/05/07	5,265
8,830	Metropolitan Washington D.C. Airports Authority, Series 2006-148, Rev., VRDO, AMT, STARS, MBIA, LIQ: BNP Paribas, 4.09%, 09/05/07	8,830
		19,360
	Florida — 5.6%
11,995	City of Palm Coast, Utilities Systems, Series 2007-004, Rev., VRDO, AMT, STARS, MBIA, LIQ: BNP Paribas, 4.06%, 09/05/07	11,995
33,468	Clipper Tax-Exempt Certificate Trust, Series 2005-40 Rev., VRDO, AMT, 4.03%, 09/06/07	33,468
17,800	Collier County IDA, Allete, Inc., Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 4.02%, 09/06/07	17,800
18,900	Enhanced Return Puttable Floating Option, Series EC-1034, COP, VRDO, FGIC, 4.08%, 09/05/07	18,900
5,000	Florida Gas Utility, Gas Supply Project No. 2-A-2, Rev., VRDO, 4.00%, 09/06/07	5,000
7,115	Florida Housing Finance Agency, Multi-Family Housing, Series PT-3766, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.15%, 09/05/07	7,115
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	8,000
	Miami-Dade County, Aviation,
4,100	Series 1415, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 4.08%, 09/06/07	4,100
12,785	Series 1829, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.08%, 09/06/07	12,785
9,300	Miami-Dade County, Health Facilities Authority, Series PT-721, Rev., VRDO, AMBAC, 4.03%, 09/05/07	9,300
5,725	Miami-Dade County IDA, Lawson Industries Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 4.10%, 09/06/07	5,725
4,755	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VRDO, AMT, FNMA COLL, LIQ: FNMA, 4.00%, 09/06/07	4,755
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev., VRDO, AMT, LOC: Northern Trust Co., 3.97%, 09/06/07	5,500
11,270	Sumter County IDA, Armen Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	11,270
27,635	Tampa Bay Water Utility System, Series PT-3505, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 4.03%, 09/05/07	27,635
11,800	UBS Municipal Certificates, Various States, Series 07-1014, Rev., VRDO, XLCA, 4.06%, 09/06/07	11,800
		195,148
	Georgia — 0.6%
14,620	Cobb County Housing Authority, Multi-Family Housing, Series PT-3864, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.15%, 09/05/07	14,620
6,500	Lehman Municipal Trust Receipts, Atlanta Georgia Apartments, Series S, Rev., VRDO, FGIC, LIQ: Lehman Liquidity Co., 4.25%, 09/05/07	6,500
		21,120

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Hawaii — 0.1%
2,375	Enhanced Return Puttable Floating Option, Series EC-1016, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.08%, 09/05/07	2,375
	Idaho — 1.4%
40,000	City of Coeur d’Alene, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	40,000
8,430	Idaho Housing & Finance Association, Series ROCS-R-II-R-907CE, Rev., VRDO, LIQ: Citibank N.A., 4.10%, 09/06/07	8,430
		48,430
	Illinois — 3.3%
	Chicago Board of Education, Merlots,
7,455	Series A47, GO, VRDO, FGIC, 4.02%, 09/05/07	7,455
23,725	Series PT-2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 4.03%, 09/05/07	23,725
	Chicago O’Hare International Airport, Merlots,
5,545	Series A85, Rev., VRDO, AMBAC, 4.07%, 09/05/07	5,545
10,000	Series B06, Rev., VRDO, AMT, AMBAC, 4.07%, 09/05/07	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, AMT, LOC: Societe Generale, 3.98%, 09/05/07	2,871
7,395	City of Aurora, Single Family Mortgage, Merlots, Series E-04, Rev., VRDO, GNMA/FNMA/FHLMC, 4.07%, 09/05/07	7,395
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 4.07%, 09/05/07	5,000
9,985	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 4.06%, 09/05/07	9,985
10,000	Illinois Finance Authority, Hickory Hills LLC, Series 700, Rev., VRDO, LOC: Bank of America N.A., 4.01%, 09/06/07	10,000
14,310	Illinois Finance Authority, Merlots, Series D06, Rev., VRDO, 4.04%, 09/05/07	14,310
7,285	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 4.04%, 09/06/07	7,285
9,930	State of Illinois, Merlots, Series B05, Rev., VRDO, MBIA, 4.02%, 09/05/07	9,930
2,130	Will & Kankakee County Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 4.07%, 09/06/07	2,130
		115,631
	Indiana — 1.1%
1,500	City of Indianapolis EDR, Roth Cos., Inc., Project, Series 1999, Rev., VRDO, AMT, LOC: Comerica Bank, 4.06%, 09/05/07	1,500
6,500	City of Hammond Sewer, Cargill, Inc. Project, Rev., VRDO, AMT, 4.07%, 09/05/07	6,500
3,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 3.93%, 09/05/07	3,000
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VAR, INS: GNMA/FNMA COLL, 4.03%, 09/05/07	10,000
3,395	Indiana State Finance Authority, Series 111, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 4.06%, 09/06/07	3,395
3,810	Indianapolis Local Public Improvement Bond Bank, Water Works Project, Series H, Rev., VRDO, AMT, MBIA, 3.95%, 09/06/07	3,810
9,495	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 4.04%, 09/06/07	9,495
		37,700
	Iowa — 0.6%
6,455	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VRDO, LOC Wells Fargo Bank N.A., 3.95%, 09/06/07	6,455
15,300	Iowa Finance Authority, Private School Facilities-Regis Schools, Rev., VRDO, LOC: Allied Irish Bank plc, 4.02%, 09/06/07	15,300
		21,755
	Kansas — 0.7%
4,310	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	4,310
18,900	City of Wichita, Flight Safety International, Inc., Rev., VRDO, 4.03%, 09/06/07	18,900
		23,210
	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemicals Project, Rev., VRDO, 4.02%, 09/05/07	6,250
	Maryland — 0.3%
4,020	Carroll County, Fairhaven & Cooper, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 4.02%, 09/06/07	4,020
7,585	Montgomery County Housing Opportunities Commission, Series PT-3765, Rev., VRDO, 3.86%, 09/05/07	7,585
		11,605

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — 4.4%
	ABN AMRO Munitops Certificate Trust,
7,460	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 4.06%, 09/06/07	7,460
11,685	Series 2006-45, Rev., VRDO, AMT, GNMA COLL, 4.06%, 09/06/07	11,685
7,785	Allen Park Public School District, Merlots Series C02, Rev., VRDO, FSA, Q-SBLF, 4.02%, 09/05/07	7,785
4,735	City of Detroit, Sewer, Series PT-2595, Rev., VRDO, MBIA, 4.02%, 09/05/07	4,735
3,190	City of Wyoming, Ace-Hi Displays, Inc., Project, Rev., VRDO, AMT, LOC: Standard Federal Bank, 4.06%, 09/05/07	3,190
2,965	Dearborn EDC, Henry Ford, Rev., VRDO, LOC: Comerica Bank, 4.02%, 09/06/07	2,965
2,400	Michigan Higher Education Student Loan Authority, Series XII-B, Rev., VRDO, AMBAC, 3.99%, 09/05/07	2,400
1,810	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VRDO, LOC: Fifth Third Bank, 4.08%, 09/05/07	1,810
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 4.05%, 09/06/07	3,000
8,400	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, 4.18%, 09/05/07	8,400
2,965	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VRDO, LOC: Fifth Third Bank, 4.02%, 09/06/07	2,965
2,860	Michigan Strategic Fund, Artinian, Inc. Project Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/07/07	2,860
3,305	Michigan Strategic Fund, Grand River, Inc., Rev., VRDO, LOC: Fifth Third Bank, 4.08%, 09/05/07	3,305
2,460	Michigan Strategic Fund, JEB Property LLC Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	2,460
2,105	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 4.02%, 09/06/07	2,105
2,800	Michigan Strategic Fund, MANS Project, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	2,800
7,810	Michigan Strategic Fund, Millennium Steering LLC Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	7,810
3,310	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VRDO, LOC: Standard Federal Bank, 4.06%, 09/06/07	3,310
2,355	Michigan Strategic Fund, Sterling Die & Engineering Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	2,355
7,350	University of Michigan, Rev., VRDO, 3.90%, 09/05/07	7,350
2,100	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 3.92%, 09/05/07	2,100
	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien,
48,395	Rev., VRDO, FSA, AMT, 4.02%, 09/05/07	48,395
13,235	Series A, Rev., VRDO, AMT, AMBAC, 4.00%, 09/05/07	13,235
		154,480
	Minnesota — 2.0%
	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project,
9,400	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 3.95%, 09/06/07	9,400
28,640	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 3.95%, 09/06/07	28,640
18,450	Minnesota Higher Education Facilities Authority, Carleton College, Series 6-D, Rev., VRDO, 3.93%, 09/05/07	18,450
	Minneapolis-St. Paul Metropolitan Airports Commission,
600	Series 2007-1G, Rev., VRDO, AMBAC, LIQ: Goldman Sachs Special Situations, 4.01%,09/06/07	600
11,670	Series PT-955, Rev., VRDO, FGIC, 3.70%, 09/05/07	11,670
		68,760
	Missouri — 1.2%
	Missouri Higher Education Loan Authority, Student Loans,
15,000	Series A, Rev., VRDO, MBIA, 4.05%, 09/06/07	15,000
14,900	Series E, Rev., VRDO, MBIA, 4.04%, 09/06/07	14,900
4,445	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VRDO, AMT, GNMA/FNMA, 4.06%, 09/06/07	4,445
6,950	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	6,950
		41,295

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Montana — 0.4%
3,160	Montana Board of Housing, Single Family Housing Mortgage, Macon Trust, Series 2002-L, Rev., VRDO, AMT, LOC: Bank of America N.A. 4.06%, 09/05/07	3,160
10,960	Montana Board of Housing, Single Family Mortgage, Merlots, Series C-41, Rev., VRDO, 4.07%, 09/05/07	10,960
		14,120
	Nebraska — 1.3%
14,500	American Public Energy Agency, Series A, Rev., VRDO, 3.98%, 09/06/07	14,500
17,380	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 4.15%, 09/05/07	17,380
13,895	Series 1823, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.10%, 09/06/07	13,895
		45,775
	Nevada — 1.6%
11,050	Clark County, Passenger Facility Charge, Series 2007-031, Rev., VRDO, STARS, AMBAC, LIQ: BNP Paribas, 4.05%, 09/06/07	11,050
9,405	Clark County, Passenger Facility Charge, Merlots, Series C-40, Rev., VRDO, AMBAC, 4.07%, 09/05/07	9,405
18,715	Las Vegas Valley Water District, Merlots, Series B-10, GO, VRDO, MBIA, 4.02%, 09/05/07	18,715
18,000	Nevada Housing Division, Multi-Unit, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	18,000
		57,170
	New Jersey — 0.6%
11,235	Municipal Securities Trust Certificates, Series 2006-3014, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	11,235
10,000	New Jersey Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/05/07	10,000
		21,235
	New Mexico — 0.8%
	New Mexico Mortgage Finance Authority,
12,260	Series 1948, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 4.10%, 09/06/07	12,260
15,333	Series 56TP, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 4.04%, 09/06/07	15,333
		27,593
	New York — 0.3%
11,500	Seneca County Industrial Development Agency, BOA-Macon Trust, Series W, Rev., VRDO, LIQ: Bank of America N.A., 4.07%, 09/06/07	11,500
	North Carolina — 3.4%
32,135	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series C, Rev., VRDO, AMBAC, 3.95%, 09/06/07	32,135
9,100	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 4.07%, 09/06/07	9,100
11,910	Municipal Securities Trust Certificates, Series 2007-320, Class A, Rev., VRDO, FGIC-TCRS, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07 (e)	11,910
17,100	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 4.05%, 09/06/07	17,100
4,075	North Carolina Eastern Municipal Power Agency, Series MT-99, Rev., VRDO, FGIC, LIQ: Bank Paribas, 4.03%, 09/05/07	4,075
7,040	North Carolina Eastern Municipal Power Agency, Merlots, Series A-02, Rev., VRDO, MBIA-IBC, 4.02%, 09/05/07	7,040
14,200	North Carolina Housing Finance Agency, Series 1784, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.10%, 09/06/07	14,200
	Raleigh Durham Airport Authority,
3,062	Series 1832, Rev. VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	3,062
12,000	Series C, Rev., VRDO, AMT, XLCA, 4.00%, 09/05/07	12,000
9,800	Rowan County Industrial Facilities & Pollution Control Financing Authority, Clay Products, Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 4.07%, 09/06/07	9,800
		120,422
	North Dakota — 0.8%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 4.00%, 09/05/07	27,210
	Ohio — 3.9%
1,415	City of Cleveland, Airport Systems, Series 2006-149, Rev., VRDO, STARS, FSA, LIQ: BNP Paribas, 4.09%, 09/05/07	1,415
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VRDO, 4.03%, 09/13/07	9,495

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   67

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
23,875	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., COP, VRDO, LIQ: State Street Bank & Trust Co., 4.05%, 09/06/07	23,875
15,125	Columbus Regional Airport Authority, Series 1749, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/05/07	15,125
5,240	Eclipse Funding Trust, Solar Eclipse, Series 2006-0107, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 4.05%, 09/06/07	5,240
4,255	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev., VRDO, LOC: National City Bank, 4.04%, 09/06/07	4,255
4,510	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 4.00%, 09/06/07	4,510
3,240	Jackson Local School District Stark & Summit Counties, Merlots, Series C-18, GO, VRDO, XLCA, 4.02%, 09/05/07	3,240
3,785	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 4.04%, 09/06/07	3,785
4,060	Miami County, Hospital Authority, Series PT-575, Rev., VRDO, 4.12%, 09/05/07	4,060
3,200	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 4.00%, 09/06/07	3,200
3,460	Montgomery County, Dayton Art Institute Project, Rev., VRDO, LOC: National City Bank, 4.08%, 09/06/07	3,460
4,885	Ohio Air Quality Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 3.92%, 09/05/07	4,885
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VRDO, AMT, LOC: Citibank, 3.98%, 09/05/07	7,500
6,475	Series F, Rev., VRDO, AMT, GNMA/FNMA, LOC: Citibank, 3.94%, 09/05/07	6,475
14,875	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LOC: Citibank, 3.94%, 09/05/07	14,875
5,375	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VRDO, LOC: Barclays Bank plc, 3.96%, 09/06/07	5,375
7,500	Orrville City School District, School Facilities Construction, Rev., BAN, VRDO, 4.38%, 09/05/07	7,512
6,935	State of Ohio, Merlots Series D-06, GO, VRDO, MBIA, 4.02%, 09/05/07	6,935
2,890	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VRDO, LOC: Fifth Third Bank, 4.01%, 09/07/07	2,890
		138,107
	Oregon — 1.9%
46,700	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 3.97%, 09/05/07	46,700
20,000	State of Oregon, Series A, Rev., TAN, VRDO, 4.50%, 06/30/08	20,140
		66,840
	Other Territories — 8.0%
2,150	ABN AMRO Munitops Certificate Trust, Series 2002-1, Rev., VRDO, AMT, 4.08%, 09/06/07	2,150
	Austin Trust Various States,
3,960	Series 2007-144, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 4.03%, 09/06/07	3,960
	Clipper Tax-Exempt Certificate Trust,
34,611	Series 2002-9 Weekly, COP, VRDO, AMT, LIQ: State Street Bank & Trust Co., 4.07%, 09/06/07	34,611
8,000	Series 2007-19, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 4.07%, 09/06/07	8,000
38,000	Series 2007-26, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.05%, 09/06/07	38,000
2,595	Morgan Stanley Co., Inc., Trust, Series 1865, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.25%, 09/06/07	2,595
	Puttable Floating Option Tax-Exempt Receipts,
10,650	Series EC-001, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.18%, 09/05/07	10,650
9,235	Series EC-002, Rev., VRDO, 4.18%, 09/05/07	9,235
7,095	Series EC-003, Rev., VRDO, 4.18%, 09/05/07	7,095
1,100	Series EC-004, Rev., VRDO, 4.18%, 09/05/07	1,100
75,000	Series POL-009, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.25%, 09/05/07	75,000
475	Series PPT-39, Rev., VRDO, 4.15%, 09/05/07	475
6,335	Series PPT-1006, Rev., VRDO, 4.15%, 09/05/07	6,335
6,495	Series PPT-1007, Rev., VRDO, 4.10%, 09/05/07	6,495
15,245	Series PZP-015, Rev., VRDO, 4.15%, 09/05/07	15,245
26,855	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 4.10%, 09/05/07	26,855
34,940	TEBS Tax Exempt Multi-Family Housing Certificates, Series MT-303, Rev., VRDO, 4.15%, 09/05/07	34,940
		282,741

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Pennsylvania — 1.1%
14,905	Lancaster County Hospital Authority, Quarryville Presbyterian, Rev., VRDO, LOC: Manufacturers & Traders, 4.02%, 09/06/07	14,905
5,855	Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.30%, 09/05/07	5,855
2,400	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, VRDO, AMT, LOC: PNC Bank N.A., 4.03%, 09/06/07	2,400
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 3.98%, 09/05/07	6,000
10,000	Pennsylvania Higher Education Assistance Agency, Series A, Rev., VRDO, AMT, AMBAC, 4.00%, 09/05/07	10,000
		39,160
	Puerto Rico — 0.9%
30,000	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	30,000
	Rhode Island — 0.2%
7,735	Rhode Island Health & Educational Building Corp., Series PA-1384, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.09%, 09/05/07	7,735
	South Carolina — 0.5%
13,895	Austin Trust, Various States, Series 2007-304, Rev., VRDO, 4.04%, 09/06/07	13,895
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/05/07	5,700
		19,595
	South Dakota — 0.6%
20,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VRDO, AMT, 4.02%, 09/05/07	20,000
	Tennessee — 2.6%
9,700	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/05/07	9,700
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.05%, 09/06/07	12,795
10,000	Lehman Municipal Trust Receipts, Series F6, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	10,000
	Volunteer State Student Funding Corp.,
9,850	Series A-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.98%, 09/05/07	9,850
23,100	Series A-2, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.98%, 09/05/07	23,100
24,000	Series A-3, Rev., VRDO, LOC: Bank of American N.T. & S.A., 4.00%, 09/05/07	24,000
		89,445
	Texas — 9.0%
9,815	ABN AMRO Munitops Certificate Trust, Series 2006-69, GO, VRDO, AMT, MBIA, 4.07%, 09/06/07	9,815
14,705	Austin Housing Finance Corp., Series PT-3680, Rev., VRDO, 3.80%, 09/05/07	14,705
9,495	Bexar County Housing Finance Corp., Series PT-3764, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.15%, 09/05/07	9,495
	Brazos River Authority,
27,500	Series D-1, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 4.01%, 09/05/07	27,500
51,920	Series D-2, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 4.01%, 09/05/07	51,920
37,300	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.T. & S.A., 4.00%, 09/05/07	37,300
5,500	Capital Area Housing Finance Corp., Cypress Creed at River Apartments, Rev., VRDO, LOC: Citibank N.A., 4.01%, 09/05/07	5,500
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, LIQ: Bank of America N.A., 4.00%, 09/05/07	19,900
14,900	Dallas-Fort Worth International Airport Facilities Improvement Corp., Merlots, Series II, Rev., VRDO, FGIC, 4.07%, 09/05/07	14,900
4,990	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, Rev., VRDO, INS: MBIA PSF GTD, LIQ: U.S. Bank N.A., 4.03%, 09/06/07	4,990
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VRDO, LOC: Citibank N.A., 4.01%, 09/05/07	13,600
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity LLC, 4.20%, 09/05/07	3,805

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   69

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Texas — Continued
7,600	Municipal Securities Trust Certificates, Series 272, Class A, Rev., VRDO, PSF-GTD, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	7,600
5,155	Nacogdoches County, Hospital District, Sales Tax, Merlots, Series A-59, Rev., VRDO, AMBAC, 4.02%, 09/05/07	5,155
1,300	San Antonio Health Facilities Development Corp., Clinical Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	1,300
13,280	State of Texas, Veterans Housing Assistance Fund, Series II-A, GO, VRDO, AMT, 4.00%, 09/05/07	13,280
28,005	Texas Department of Housing & Community Affairs, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 4.00%, 09/06/07	28,005
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VRDO, LOC: Wachovia Bank N.A., 4.05%, 09/06/07	15,000
14,250	Texas State Department of Housing Community Affairs, Idlewild Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	14,250
6,610	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 4.05%, 09/05/07	6,610
8,330	Trinity River Authority, Community Waste Disposal Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 4.02%, 09/06/07	8,330
		312,960
	Utah — 1.0%
12,053	Jordanelle Special Service District, Tuhaye Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	12,053
13,030	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	13,030
8,400	Utah State Board of Regents, Series L, Rev., VRDO, AMT, AMBAC, 4.10%, 09/05/07	8,400
		33,483
	Virginia — 0.9%
	Virginia Housing Development Authority, Merlots,
7,365	Series C-03, Rev., VRDO, 4.07%, 09/05/07	7,365
7,400	Series C-07, Rev., VRDO, 4.07%, 09/05/07	7,400
17,690	Series C-42, Rev., VRDO, 4.07%, 09/05/07	17,690
		32,455
	Washington — 1.2%
13,395	Port of Seattle, Merlots, Series B-04, Rev., VRDO, AMT, FGIC, 4.07%, 09/05/07	13,395
2,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Fortis Bank S.A./N.V., 4.10%, 09/05/07	2,000
8,995	State of Washington, Merlots, Series B-22, GO, VRDO, FGIC, MBIA, 4.02%, 09/05/07	8,995
16,340	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/06/07	16,340
		40,730
	West Virginia — 0.2%
7,950	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 4.05%, 09/06/07	7,950
	Wisconsin — 3.2%
11,400	Elmbrook School District, Promissory Notes, Rev., VRDO, 4.50%, 08/25/08	11,484
	Puttable Floating Option Tax-Exempt Receipts,
9,740	Series MT-386, Rev., VRDO, 3.72%, 09/05/07	9,740
	Wisconsin Housing & EDA,
68,130	Series A, Rev., VRDO, 4.01%, 09/05/07	68,130
10,920	Series A, Rev., VRDO, 4.02%, 09/05/07	10,920
5,840	Series B, Rev., VRDO, AMT, 4.00%, 09/05/07	5,840
5,690	Series C, Rev., VRDO, AMT, 4.00%, 09/15/07	5,690
		111,804
	Wyoming — 0.2%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.21%, 09/05/07	8,600
	Total Weekly Demand Notes (Cost $2,740,885)	2,740,885
	Total Investments — 100.9% (Cost $3,536,804)*	3,536,804
	Liabilities in Excess of Other Assets — (0.9)%	(32,138)
	NET ASSETS — 100.0%	$3,504,666

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of investments based on net assets that are fair valued (amounts in thousands)

Fund	Market Value	Percentage
Prime Money Market Fund	$700,000	0.7%
Liquid Asset Money Market Fund	$150,000	1.5%

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)—	When-issued security.

ACES—	Automatically Convertible Securities

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BAN—	Bond Anticipation Notes

CIFG—	CDC IXIS Financial Guaranty

COLL—	Collateral

COP—	Certificates of Participation

CR—	Custodial Receipts

DN—	Discount Notes

EAGLE—	Earnings of accrual generated on local tax-securities.

EDA—	Economic Development Authority

EDC—	Economic Development Corporation

EDR—	Economic Development Revenue

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Authority

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Notes. The interest rate shown is the rate in effect as of August 31, 2007.

FSA—	Financial Security Assurance

GAN—	Grant Anticipation Notes

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

GTY—	Guaranty

IBC—	Insured Bond Certificates

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

IDB—	Industrial Development Board

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

Merlots—	Municipal Exempt Receipts Liquidity Optional Tender

PCR—	Pollution Control Revenue

PRIV—	Private

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Board Loan Fund

RAN—	Revenue Anticipation Notes

Rev.—	Revenue Bond

SCAGO—	South Carolina Association of Governmental Organizations

SCSDE—	South Carolina School District Enhancement

SO—	Special Obligation

STARS—	Short-Term Adjustable Rate

TAN—	Tax Anticipation Notes

TAW—	Tax Anticipation Warrant

TCRS—	Transferable Custodial Receipts

TOCS—	Tender Options Certificates

TRAN—	Tax & Revenue Anticipation Notes

VA—	Veterans Administration

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2007.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2007.

VHA—	Veterans Health Administration

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   71

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments at value	$88,748,951		$9,246,154	$8,392,634		$236,442
Repurchase agreements, at value	15,359,748		668,000	11,784,653		10,713,638
Total investment securities, at value	104,108,699		9,914,154	20,177,287		10,950,080
Cash	—	(a)	1	1		—	(a)
Receivables:
Fund shares sold	13,977		1,022	8		219
Interest and dividends	436,970		53,051	43,650		3,331
Prepaid expenses and other assets	1		4	4		2
Total Assets	104,559,647		9,968,232	20,220,950		10,953,632

LIABILITIES:
Payables:
Dividends	155,597		12,308	36,323		23,112
Investment securities purchased	—		—	328,318		—
Fund shares redeemed	—	(a)	14	—	(a)	—
Accrued liabilities:
Investment advisory fees	7,012		732	1,249		648
Administration fees	6,252		538	801		510
Shareholder servicing fees	6,860		1,717	2,196		1,850
Distribution fees	782		1,003	379		541
Custodian and accounting fees	1,218		112	172		112
Trustees’ and Chief Compliance Officer’s fees	611		24	242		97
Other	1,960		467	625		319
Total Liabilities	180,292		16,915	370,305		27,189
Net Assets	$104,379,355		$9,951,317	$19,850,645		$10,926,443

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$104,380,641	$9,951,884	$19,851,086	$10,926,648
Accumulated undistributed (distributions in excess of) net investment income	(1,257)	(561)	(443)	(236)
Accumulated net realized gains (losses)	(29)	(6)	2	31
Total Net Assets	$104,379,355	$9,951,317	$19,850,645	$10,926,443
Net Assets:
Morgan	$7,058,779	$2,706,409	$3,563,988	$2,070,415
Premier	9,969,665	439,141	1,915,340	1,225,629
Agency	9,796,951	463,602	3,208,313	777,085
Class B	6,524	17,007	—	1,489
Class C	5,108	430,729	—	84,873
Institutional	26,507,598	1,336,773	3,358,186	3,652,455
Reserve	1,840,556	2,240,990	370,929	1,648,297
Investor	—	627,207	—	1,466,200
Cash Management	942,339	—	—	—
Capital	48,251,835	1,689,443	7,433,873	—
Service	—	16	16	—
Total	$104,379,355	$9,951,317	$19,850,645	$10,926,443
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	7,058,534	2,706,429	3,564,143	2,070,493
Premier	9,969,659	439,146	1,915,362	1,225,738
Agency	9,797,000	463,621	3,208,415	776,964
Class B	6,525	17,008	—	1,489
Class C	5,107	430,729	—	84,872
Institutional	26,508,698	1,336,816	3,358,253	3,652,459
Reserve	1,840,570	2,241,185	370,936	1,648,304
Investor	—	627,238	—	1,466,267
Cash Management	942,346	—	—	—
Capital	48,252,059	1,689,527	7,433,932	—
Service	—	16	16	—
Net asset value offering and redemption price per share (all classes)*	$1.00	$1.00	$1.00	$1.00
Cost of investments	$104,108,699	$9,914,154	$20,177,287	$10,950,080

(a)	Amount rounds to less than $1,000.

*	Redemption price for Class B and Class C Shares may be reduced by contingent deferred sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   73

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments at value	$12,220,973	$19,476,967		$20,683,951		$3,536,804
Repurchase agreements, at value	—	—		150,000		—
Total investment securities, at value	12,220,973	19,476,967		20,833,951		3,536,804
Cash	1	1		4,227		463
Receivables:
Investment securities sold	—	—		214,141		20,851
Fund shares sold	—	—		—	(a)	—	(a)
Interest and dividends	29,566	607		117,766		—
Prepaid expenses and other assets	—	—	(a)	—		1
Total Assets	12,250,540	19,477,575		21,170,085		3,558,119

LIABILITIES:
Payables:
Dividends	7,245	27,713		34,693		941
Investment securities purchased	—	—		389,980		50,383
Accrued liabilities:
Investment advisory fees	761	1,137		1,375		242
Administration fees	653	842		1,225		140
Shareholder servicing fees	603	2,242		2,680		616
Distribution fees	21	836		1,306		1,023
Custodian and accounting fees	70	—		205		48
Trustees’ and Chief Compliance Officer’s fees	48	149		88		—
Other	222	335		401		60
Total Liabilities	9,623	33,254		431,953		53,453
Net Assets	$12,240,917	$19,444,321		$20,738,132		$3,504,666

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$12,240,995	$19,444,162	$20,739,203	$3,504,461
Accumulated undistributed (distributions in excess of) net investment income	(86)	77	(848)	206
Accumulated net realized gains (losses)	8	82	(223)	(1)
Total Net Assets	$12,240,917	$19,444,321	$20,738,132	$3,504,666

Net Assets:
Morgan	$190,089	$2,059,243	$751,616	$242,058
Premier	783,959	2,144,255	2,551,645	136,397
Agency	208,289	861,179	467,066	33,142
Institutional	11,043,796	7,368,498	11,230,824	957,057
Reserve	14,784	3,148,466	5,736,981	294,959
Capital	—	3,862,680	—	—
Service	—	—	—	16
E*Trade	—	—	—	1,841,037
Total	$12,240,917	$19,444,321	$20,738,132	$3,504,666

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	190,097	2,059,371	751,934	242,026
Premier	784,436	2,144,217	2,551,831	136,245
Agency	208,278	861,032	467,350	33,138
Institutional	11,043,805	7,368,387	11,230,960	957,040
Reserve	14,784	3,148,438	5,736,673	294,945
Capital	—	3,862,736	—	—
Service	—	—	—	15
E*Trade	—	—	—	1,841,042
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments	$12,220,973	$19,476,967	$20,833,951	$3,536,804
Market value of securities on loan	—	5,790,121	—	—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   75

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income	$2,501,062	$299,324	$449,878	$218,260
Income from interfund lending (net)	—	155	—	—
Income from securities lending (net)	—	—	1	—
Total investment income	2,501,062	299,479	449,879	218,260

EXPENSES:
Investment advisory fees	37,214	4,436	6,767	3,419
Administration fees	36,749	4,386	6,683	3,377
Distribution fees	3,403	5,628	2,085	2,772
Shareholder servicing fees	58,878	13,414	14,401	11,812
Custodian and accounting fees	1,496	183	256	142
Interest expense	14	459	46	—	(a)
Professional fees	607	85	148	94
Trustees’ and Chief Compliance Officer’s fees	566	62	123	56
Printing and mailing costs	719	279	110	128
Registration and filing fees	63	99	—	21
Transfer agent fees	686	343	113	121
Other	462	135	214	123
Total expenses	140,857	29,509	30,946	22,065
Less amounts waived	(24,394)	(3,029)	(4,290)	(1,592)
Less earnings credits	(190)	(14)	(3)	—	(a)
Less reimbursements for legal matters	(7)	(3)	(3)	(1)
Net expenses	116,266	26,463	26,650	20,472
Net investment income (loss)	2,384,796	273,016	423,229	197,788

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(7)	(2)	3	31
Change in net assets resulting from operations	$2,384,789	$273,014	$423,232	$197,819

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$225,181	$285,778	$328,129	$75,475
Income from securities lending (net)	—	2,515	—	—
Total investment income	225,181	288,293	328,129	75,475

EXPENSES:
Investment advisory fees	3,428	4,715	7,072	1,613
Administration fees	3,378	4,645	6,979	1,596
Distribution fees	129	3,055	6,410	5,881
Shareholder servicing fees	5,335	11,372	16,844	5,312
Custodian and accounting fees	111	3	387	90
Professional fees	79	91	107	68
Trustees’ and Chief Compliance Officer’s fees	49	62	98	22
Printing and mailing costs	32	78	122	339
Registration and filing fees	37	41	75	50
Transfer agent fees	88	174	88	26
Interest expense	—	2	13	3
Other	56	87	113	60
Total expenses	12,722	24,325	38,308	15,060
Less amounts waived	(2,738)	(2,766)	(4,134)	(1,493)
Less earnings credits	—	— (a)	(163)	(19)
Less reimbursements for legal matters	—	(1)	—	— (a)
Net expenses	9,984	21,558	34,011	13,548
Net investment income (loss)	215,197	266,735	294,118	61,927

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	25	154	866	149
Change in net assets resulting from operations	$215,222	$266,889	$294,984	$62,076

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,384,796	$4,104,044	$273,016	$473,913
Net realized gain (loss)	(7)	1	(2)	(2)
Change in net assets resulting from operations	2,384,789	4,104,045	273,014	473,911

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(158,636)	(230,812)	(68,981)	(107,309)
Premier
From net investment income	(237,985)	(359,208)	(13,241)	(21,516)
Agency
From net investment income	(247,367)	(484,533)	(7,530)	(10,822)
Class B
From net investment income	(138)	(261)	(379)	(906)
Class C
From net investment income	(56)	(118)	(10,442)	(18,477)
Institutional
From net investment income	(634,407)	(1,107,375)	(44,293)	(84,431)
Reserve
From net investment income	(41,323)	(18,448)	(44,267)	(79,387)
Investor
From net investment income	—	—	(36,462)	(81,392)
Cash Management
From net investment income	(10,283)	(2,140)	—	—
Capital
From net investment income	(1,055,045)	(1,901,133)	(47,453)	(69,639)
Service
From net investment income	—	—	— (a)	(1)
Total distributions to shareholders	(2,385,240)	(4,104,028)	(273,048)	(473,880)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	15,395,678	17,409,707	(711,833)	(77,556)

NET ASSETS:
Change in net assets	15,395,227	17,409,724	(711,867)	(77,525)
Beginning of period	88,984,128	71,574,404	10,663,184	10,740,709
End of period	$104,379,355	$88,984,128	$9,951,317	$10,663,184
Accumulated undistributed (distributions in excess of) net investment income	$(1,257)	$(813)	$(561)	$(529)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$423,229	$875,439	$197,788	$450,056
Net realized gain (loss)	3	— (a)	31	9
Change in net assets resulting from operations	423,232	875,439	197,819	450,065

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(78,510)	(131,004)	(42,869)	(65,687)
Premier
From net investment income	(44,343)	(79,979)	(33,176)	(59,351)
Agency
From net investment income	(96,439)	(186,005)	(16,018)	(44,055)
Class B
From net investment income	—	—	(31)	(73)
Class C
From net investment income	—	—	(626)	(1,142)
Institutional
From net investment income	(59,547)	(113,258)	(34,093)	(144,174)
Reserve
From net investment income	(7,835)	(22,397)	(30,091)	(49,590)
Investor
From net investment income	—	—	(40,884)	(86,048)
Capital
From net investment income	(136,533)	(342,789)	—	—
Service
From net investment income	— (a)	(1)	—	—
Total distributions to shareholders	(423,207)	(875,433)	(197,788)	(450,120)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,696,120	(4,333,093)	2,925,473	(2,601,187)

NET ASSETS:
Change in net assets	1,696,145	(4,333,087)	2,925,504	(2,601,242)
Beginning of period	18,154,500	22,487,587	8,000,939	10,602,181
End of period	$19,850,645	$18,154,500	$10,926,443	$8,000,939
Accumulated undistributed (distributions in excess of) net investment income	$(443)	$(465)	$(236)	$(236)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$215,197	$237,630	$266,735	$375,854
Net realized gain (loss)	25	(14)	154	191
Change in net assets resulting from operations	215,222	237,616	266,889	376,045

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(5,212)	(9,883)	(45,003)	(77,627)
From net realized gains	—	—	—	(44)
Premier
From net investment income	(17,119)	(27,063)	(35,365)	(71,987)
From net realized gains	—	—	—	(37)
Agency
From net investment income	(4,527)	(7,376)	(18,492)	(48,005)
From net realized gains	—	—	—	(23)
Institutional
From net investment income	(188,020)	(193,248)	(86,360)	(100,264)
From net realized gains	—	—	—	(41)
Reserve
From net investment income	(319)	(60)	(33,512)	(3,989)
From net realized gains	—	—	—	— (a)
Capital
From net investment income	—	—	(47,898)	(74,027)
From net realized gains	—	—	—	(32)
Total distributions to shareholders	(215,197)	(237,630)	(266,630)	(376,076)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	5,534,817	3,273,932	10,749,088	1,212,243

NET ASSETS:
Change in net assets	5,534,842	3,273,918	10,749,347	1,212,212
Beginning of period	6,706,075	3,432,157	8,694,974	7,482,762
End of period	$12,240,917	$6,706,075	$19,444,321	$8,694,974
Accumulated undistributed (distributions in excess of) net investment income	$(86)	$(86)	$77	$(28)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$294,118	$485,091	$61,927	$85,163
Net realized gain (loss)	866	2,225	149	445
Change in net assets resulting from operations	294,984	487,316	62,076	85,608

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(12,870)	(11,927)	(4,866)	(9,346)
From net realized gains	—	—	(9)	(30)
Premier
From net investment income	(33,848)	(178,541)	(14,091)	(32,552)
From net realized gains	—	—	(27)	(100)
Agency
From net investment income	(6,915)	(13,170)	(520)	(792)
From net realized gains	—	—	(1)	(1)
Institutional
From net investment income	(168,409)	(266,628)	(14,066)	(7,498)
From net realized gains	—	—	(12)	(23)
Reserve
From net investment income	(72,233)	(14,491)	(3,553)	(4,178)
From net realized gains	—	—	(4)	(12)
Service
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)
E*Trade
From net investment income	—	—	(24,832)	(30,798)
From net realized gains	—	—	(44)	(148)
Total distributions to shareholders	(294,275)	(484,757)	(62,025)	(85,478)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	4,912,753	(677,339)	62,401	1,511,052

NET ASSETS:
Change in net assets	4,913,462	(674,780)	62,452	1,511,182
Beginning of period	15,824,670	16,499,450	3,442,214	1,931,032
End of period	$20,738,132	$15,824,670	$3,504,666	$3,442,214
Accumulated undistributed (distributions in excess of) net investment income	$(848)	$(691)	$206	$207

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$281,949,678	$242,893,000	$2,365,161	$3,864,634
Dividends and distributions reinvested	90,802	149,704	67,754	105,401
Cost of shares redeemed	(280,943,330)	(241,076,252)	(2,510,363)	(3,076,080)
Change in net assets from Morgan capital transactions	$1,097,150	$1,966,452	$(77,448)	$893,955
Premier
Proceeds from shares issued	$309,478,669	$382,767,174	$965,638	$2,286,918
Dividends and distributions reinvested	105,831	138,694	7,011	8,498
Cost of shares redeemed	(307,459,726)	(382,511,304)	(1,079,417)	(2,065,902)
Change in net assets from Premier capital transactions	$2,124,774	$394,564	$(106,768)	$229,514
Agency
Proceeds from shares issued	$109,387,682	$138,881,614	$2,383,823	$2,877,596
Dividends and distributions reinvested	199,613	391,298	6,795	8,912
Cost of shares redeemed	(110,416,413)	(138,003,978)	(2,110,406)	(2,909,214)
Change in net assets from Agency capital transactions	$(829,118)	$1,268,934	$280,212	$(22,706)
Class B
Proceeds from shares issued	$4,612	$11,242	$5,539	$13,552
Dividends and distributions reinvested	120	231	359	862
Cost of shares redeemed	(4,369)	(11,219)	(7,608)	(16,147)
Change in net assets from Class B capital transactions	$363	$254	$(1,710)	$(1,733)
Class C
Proceeds from shares issued	$4,704	$7,101	$218,502	$564,463
Dividends and distributions reinvested	53	87	10,429	18,453
Cost of shares redeemed	(1,147)	(6,301)	(293,164)	(631,020)
Change in net assets from Class C capital transactions	$3,610	$887	$(64,233)	$(48,104)

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Institutional
Proceeds from shares issued	$141,861,767	$237,553,985	$4,704,213	$7,368,275
Dividends and distributions reinvested	373,277	529,426	38,014	70,477
Cost of shares redeemed	(141,135,897)	(233,774,190)	(5,075,463)	(7,651,647)
Change in net assets from Institutional capital transactions	$1,099,147	$4,309,221	$(333,236)	$(212,895)
Reserve
Proceeds from shares issued	$215,873,550	$57,801,715	$229,230,403	$420,949,560
Dividends and distributions reinvested	1,461	6,518	2,140	4,327
Cost of shares redeemed	(214,496,246)	(57,791,554)	(228,452,850)	(422,056,777)
Change in net assets from Reserve capital transactions	$1,378,765	$16,679	$779,693	$(1,102,890)
Investor
Proceeds from shares issued	$—	$—	$1,192,531	$2,317,378
Dividends and distributions reinvested	—	—	4,568	4,600
Cost of shares redeemed	—	—	(2,411,315)	(2,166,481)
Change in net assets from Investor capital transactions	$—	$—	$(1,214,216)	$155,497
Cash Management
Proceeds from shares issued	$1,853,884	$421,996	$—	$—
Dividends and distributions reinvested	23	1,910	—	—
Cost of shares redeemed	(940,028)	(478,372)	—	—
Change in net assets from Cash Management capital transactions	$913,879	$(54,466)	$—	$—
Capital
Proceeds from shares issued	$343,354,714	$644,829,243	$10,937,340	$17,606,861
Dividends and distributions reinvested	598,967	755,680	41,185	56,455
Cost of shares redeemed	(334,346,573)	(636,077,741)	(10,952,652)	(17,631,511)
Change in net assets from Capital capital transactions	$9,607,108	$9,507,182	$25,873	$31,805
Service
Proceeds from shares issued	$—	$—	$— (a)	$— (a)
Dividends reinvested	—	—	— (a)	1
Cost of shares redeemed	—	—	— (a)	— (a)
Change in net assets from Service capital transactions	$—	$—	$— (a)	$1
Total change in net assets from capital transactions	$15,395,678	$17,409,707	$(711,833)	$(77,556)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	281,949,678	242,893,000	2,365,161	3,864,634
Reinvested	90,802	149,704	67,754	105,401
Redeemed	(280,943,330)	(241,076,252)	(2,510,363)	(3,076,080)
Change in Morgan Shares	1,097,150	1,966,452	(77,448)	893,955
Premier
Issued	309,478,669	382,767,174	965,638	2,286,918
Reinvested	105,831	138,694	7,011	8,498
Redeemed	(307,459,726)	(382,511,304)	(1,079,417)	(2,065,902)
Change in Premier Shares	2,124,774	394,564	(106,768)	229,514
Agency
Issued	109,387,682	138,881,614	2,383,823	2,877,596
Reinvested	199,613	391,298	6,795	8,912
Redeemed	(110,416,413)	(138,003,978)	(2,110,406)	(2,909,214)
Change in Agency Shares	(829,118)	1,268,934	280,212	(22,706)
Class B
Issued	4,612	11,242	5,539	13,550
Reinvested	120	231	359	862
Redeemed	(4,369)	(11,219)	(7,608)	(16,145)
Change in Class B Shares	363	254	(1,710)	(1,733)
Class C
Issued	4,704	7,101	218,502	564,463
Reinvested	53	87	10,429	18,453
Redeemed	(1,147)	(6,301)	(293,164)	(631,020)
Change in Class C Shares	3,610	887	(64,233)	(48,104)

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Institutional
Issued	141,861,767	237,553,985	4,704,213	7,368,275
Reinvested	373,277	529,426	38,014	70,477
Redeemed	(141,135,897)	(233,774,190)	(5,075,463)	(7,651,647)
Change in Institutional Shares	1,099,147	4,309,221	(333,236)	(212,895)
Reserve
Issued	215,873,550	57,801,715	229,230,403	420,949,560
Reinvested	1,461	6,518	2,140	4,327
Redeemed	(214,496,246)	(57,791,554)	(228,452,850)	(422,056,777)
Change in Reserve Shares	1,378,765	16,679	779,693	(1,102,890)
Investor
Issued	—	—	1,192,531	2,317,378
Reinvested	—	—	4,568	4,600
Redeemed	—	—	(2,411,315)	(2,166,481)
Change in Investor Shares	—	—	(1,214,216)	155,497
Cash Management
Issued	1,853,884	421,996	—	—
Reinvested	23	1,910	—	—
Redeemed	(940,028)	(478,372)	—	—
Change in Cash Management Shares	913,879	(54,466)	—	—
Capital
Issued	343,354,714	644,829,243	10,937,340	17,606,861
Reinvested	598,967	755,680	41,185	56,455
Redeemed	(334,346,573)	(636,077,741)	(10,952,652)	(17,631,511)
Change in Capital Shares	9,607,108	9,507,182	25,873	31,805
Service
Issued	—	—	— (a)	— (a)
Reinvested	—	—	— (a)	1
Redeemed	—	—	— (a)	— (a)
Change in Service Class Shares	—	—	— (a)	1

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$229,223,449	$320,733,869	$134,240,858	$122,096,434
Dividends and distributions reinvested	20,357	38,130	11,570	24,010
Cost of shares redeemed	(228,924,943)	(320,175,175)	(134,091,937)	(121,086,120)
Change in net assets from Morgan capital transactions	$318,863	$596,824	$160,491	$1,034,324
Premier
Proceeds from shares issued	$75,464,441	$168,917,097	$9,112,149	$10,775,455
Dividends and distributions reinvested	21,537	30,396	10,215	15,339
Cost of shares redeemed	(75,194,647)	(169,281,296)	(9,320,927)	(10,531,544)
Change in net assets from Premier capital transactions	$291,331	$(333,803)	$(198,563)	$259,250
Agency
Proceeds from shares issued	$52,274,199	$86,001,530	$7,073,479	$11,241,927
Dividends and distributions reinvested	78,890	127,447	8,455	27,698
Cost of shares redeemed	(53,035,256)	(85,755,462)	(7,201,809)	(11,267,534)
Change in net assets from Agency capital transactions	$(682,167)	$373,515	$(119,875)	$2,091
Class B
Proceeds from shares issued	$—	$—	$310	$774
Dividends and distributions reinvested	—	—	30	69
Cost of shares redeemed	—	—	(380)	(1,133)
Change in net assets from Class B capital transactions	$—	$—	$(40)	$(290)
Class C
Proceeds from shares issued	$—	$—	$79,615	$51,726
Dividends and distributions reinvested	—	—	626	1,142
Cost of shares redeemed	—	—	(23,395)	(45,990)
Change in net assets from Class C capital transactions	$—	$—	$56,846	$6,878

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)		Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Institutional
Proceeds from shares issued	$13,552,356		$16,664,731	$8,309,026	$12,603,553
Dividends and distributions reinvested	41,403		70,177	19,289	33,824
Cost of shares redeemed	(12,301,570)		(16,983,287)	(5,685,626)	(15,779,030)
Change in net assets from Institutional capital transactions	$1,292,189		$(248,379)	$2,642,689	$(3,141,653)
Reserve
Proceeds from shares issued	$42,795,023		$128,632,377	$164,105,802	$247,302,603
Dividends and distributions reinvested	129		69	1,574	6,047
Cost of shares redeemed	(42,767,816)		(129,008,689)	(163,335,303)	(247,937,378)
Change in net assets from Reserve capital transactions	$27,336		$(376,243)	$772,073	$(628,728)
Investor
Proceeds from shares issued	$—		$—	$2,310,655	$3,620,956
Dividends and distributions reinvested	—		—	3,683	4,023
Cost of shares redeemed	—		—	(2,702,486)	(3,758,038)
Change in net assets from Investor capital transactions	$—		$—	$(388,148)	$(133,059)
Capital
Proceeds from shares issued	$20,882,309		$45,274,162	$—	$—
Dividends and distributions reinvested	64,504		93,461	—	—
Cost of shares redeemed	(20,498,245)		(49,712,631)	—	—
Change in net assets from Capital capital transactions	$448,568		$(4,345,008)	$—	$—
Service
Proceeds from shares issued	$—	(a)	$20	$—	$—
Dividends and distributions reinvested	—	(a)	1	—	—
Cost of shares redeemed	—	(a)	(20)	—	—
Change in net assets from Service capital transactions	$—	(a)	$1	$—	$—
Total change in net assets from capital transactions	$1,696,120		$(4,333,093)	$2,925,473	$(2,601,187)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	229,223,449	320,733,869	134,240,858	122,096,434
Reinvested	20,357	38,130	11,570	24,010
Redeemed	(228,924,943)	(320,175,175)	(134,091,937)	(121,086,120)
Change in Morgan Shares	318,863	596,824	160,491	1,034,324
Premier
Issued	75,464,441	168,917,097	9,112,149	10,775,455
Reinvested	21,537	30,396	10,215	15,339
Redeemed	(75,194,647)	(169,281,296)	(9,320,927)	(10,531,544)
Change in Premier Shares	291,331	(333,803)	(198,563)	259,250
Agency
Issued	52,274,199	86,001,530	7,073,479	11,241,927
Reinvested	78,890	127,447	8,455	27,698
Redeemed	(53,035,256)	(85,755,462)	(7,201,809)	(11,267,534)
Change in Agency Shares	(682,167)	373,515	(119,875)	2,091
Class B
Issued	—	—	310	774
Reinvested	—	—	30	69
Redeemed	—	—	(380)	(1,133)
Change in Class B Shares	—	—	(40)	(290)
Class C
Issued	—	—	79,615	51,726
Reinvested	—	—	626	1,142
Redeemed	—	—	(23,395)	(45,990)
Change in Class C Shares	—	—	56,846	6,878

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	U.S. Government Money Market Fund			U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)		Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Institutional
Issued	13,552,356		16,664,731	8,309,026	12,603,553
Reinvested	41,403		70,177	19,289	33,824
Redeemed	(12,301,570)		(16,983,287)	(5,685,626)	(15,779,030)
Change in Institutional Shares	1,292,189		(248,379)	2,642,689	(3,141,653)
Reserve
Issued	42,795,023		128,632,377	164,105,802	247,302,603
Reinvested	129		69	1,574	6,047
Redeemed	(42,767,816)		(129,008,689)	(163,335,303)	(247,937,378)
Change in Reserve Shares	27,336		(376,243)	772,073	(628,728)
Investor
Issued	—		—	2,310,655	3,620,956
Reinvested	—		—	3,683	4,023
Redeemed	—		—	(2,702,486)	(3,758,038)
Change in Investor Shares	—		—	(388,148)	(133,059)
Capital Class
Issued	20,882,309		45,274,162	—	—
Reinvested	64,504		93,461	—	—
Redeemed	(20,498,245)		(49,712,631)	—	—
Change in Capital Shares	448,568		(4,345,008)	—	—
Service
Issued	—	(a)	20	—	—
Reinvested	—	(a)	1	—	—
Redeemed	—	(a)	(20)	—	—
Change in Service Class Shares	—	(a)	1	—	—

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$2,397,561	$4,363,188	$25,312,812	$13,075,840
Dividends and distributions reinvested	3,222	5,913	30,569	51,687
Cost of shares redeemed	(2,446,072)	(4,340,649)	(25,177,499)	(13,147,712)
Change in net assets from Morgan capital transactions	$(45,289)	$28,452	$165,882	$(20,185)
Premier
Proceeds from shares issued	$1,789,191	$2,661,541	$96,545,670	$107,525,040
Dividends and distributions reinvested	11,967	14,946	12,342	16,165
Cost of shares redeemed	(1,622,058)	(2,828,389)	(95,705,257)	(107,757,670)
Change in net assets from Premier capital transactions	$179,100	$(151,902)	$852,755	$(216,465)
Agency
Proceeds from shares issued	$502,620	$1,188,597	$4,764,440	$4,683,954
Dividends and distributions reinvested	2,785	3,374	16,311	42,991
Cost of shares redeemed	(469,440)	(1,220,469)	(4,476,133)	(5,269,280)
Change in net assets from Agency capital transactions	$35,965	$(28,498)	$304,618	$(542,335)
Institutional
Proceeds from shares issued	$16,793,544	$17,625,865	$16,740,340	$14,119,865
Dividends and distributions reinvested	154,179	115,435	41,623	51,119
Cost of shares redeemed	(11,596,215)	(14,315,911)	(12,198,478)	(12,965,567)
Change in net assets from Institutional capital transactions	$5,351,508	$3,425,389	$4,583,485	$1,205,417
Reserve
Proceeds from shares issued	$31,370	$18,724	$7,798,076	$1,456,924
Dividends and distributions reinvested	302	60	11,008	312
Cost of shares redeemed	(18,139)	(18,293)	(5,446,603)	(673,942)
Change in net assets from Reserve capital transactions	$13,533	$491	$2,362,481	$783,294
Capital
Proceeds from shares issued	$—	$—	$5,888,349	$7,857,276
Dividends and distributions reinvested	—	—	17,816	22,793
Cost of shares redeemed	—	—	(3,426,298)	(7,877,552)
Change in net assets from Capital capital transactions	$—	$—	$2,479,867	$2,517
Total change in net assets from capital transactions	$5,534,817	$3,273,932	$10,749,088	$1,212,243

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	2,397,561	4,363,188	25,312,812	13,075,840
Reinvested	3,222	5,913	30,569	51,687
Redeemed	(2,446,072)	(4,340,649)	(25,177,499)	(13,147,712)
Change in Morgan Shares	(45,289)	28,452	165,882	(20,185)
Premier
Issued	1,789,191	2,661,541	96,545,670	107,525,040
Reinvested	11,967	14,946	12,342	16,165
Redeemed	(1,622,058)	(2,828,389)	(95,705,257)	(107,757,670)
Change in Premier Shares	179,100	(151,902)	852,755	(216,465)
Agency
Issued	502,620	1,188,597	4,764,440	4,683,954
Reinvested	2,785	3,374	16,311	42,991
Redeemed	(469,440)	(1,220,469)	(4,476,133)	(5,269,280)
Change in Agency Shares	35,965	(28,498)	304,618	(542,335)
Institutional
Issued	16,793,544	17,625,865	16,740,340	14,119,865
Reinvested	154,179	115,435	41,623	51,119
Redeemed	(11,596,215)	(14,315,911)	(12,198,478)	(12,965,567)
Change in Institutional Shares	5,351,508	3,425,389	4,583,485	1,205,417
Reserve
Proceeds from shares issued	31,370	18,724	7,798,076	1,456,924
Dividends reinvested	302	60	11,008	312
Cost of shares redeemed	(18,139)	(18,293)	(5,446,603)	(673,942)
Change in Reserve Shares	13,533	491	2,362,481	783,294
Capital
Proceeds from shares issued	—	—	5,888,349	7,857,276
Dividends reinvested	—	—	17,816	22,793
Cost of shares redeemed	—	—	(3,426,298)	(7,877,552)
Change in Capital Shares	—	—	2,479,867	2,517

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$38,114,980	$20,898,989	$628,225	$1,140,564
Dividends and distributions reinvested	6,757	6,219	4,809	9,256
Cost of shares redeemed	(37,941,093)	(20,800,377)	(706,026)	(1,082,925)
Change in net assets from Morgan capital transactions	$180,644	$104,831	$(72,992)	$66,895
Premier
Proceeds from shares issued	$4,481,165	$27,707,596	$734,577	$1,327,555
Dividends and distributions reinvested	8,300	12,570	1,727	2,274
Cost of shares redeemed	(4,016,759)	(31,762,508)	(1,637,136)	(1,199,580)
Change in net assets from Premier capital transactions	$472,706	$(4,042,342)	$(900,832)	$130,249
Agency
Proceeds from shares issued	$1,226,135	$2,720,547	$215,439	$164,706
Dividends and distributions reinvested	6,201	11,210	518	789
Cost of shares redeemed	(1,053,350)	(2,888,261)	(199,242)	(194,606)
Change in net assets from Agency capital transactions	$178,986	$(156,504)	$16,715	$(29,111)
Institutional
Proceeds from shares issued	$30,856,948	$52,326,990	$3,519,709	$1,706,229
Dividends and distributions reinvested	94,028	155,174	9,266	1,723
Cost of shares redeemed	(27,975,891)	(53,693,999)	(2,808,353)	(1,721,295)
Change in net assets from Institutional capital transactions	$2,975,085	$(1,211,835)	$720,622	$(13,343)
Reserve
Proceeds from shares issued	$15,361,288	$7,413,784	$26,049,935	$30,717,550
Dividends and distributions reinvested	2,183	36	113	208
Cost of shares redeemed	(14,258,139)	(2,785,309)	(25,868,746)	(30,777,487)
Change in net assets from Reserve capital transactions	$1,105,332	$4,628,511	$181,302	$(59,729)
Service
Proceeds from shares issued	$—	$—	$— (a)	$— (a)
Dividends and distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	— (a)	— (a)
Change in net assets from Service Class capital transactions	$—	$—	$— (a)	$— (a)
E*Trade
Proceeds from shares issued	$—	$—	$480,379	$1,960,200
Dividends and distributions reinvested	—	—	24,876	30,946
Cost of shares redeemed	—	—	(387,669)	(575,055)
Change in net assets from E*Trade capital transactions	$—	$—	$117,586	$1,416,091
Total change in net assets from capital transactions	$4,912,753	$(677,339)	$62,401	$1,511,052

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	38,114,980	20,898,989	628,225	1,140,564
Reinvested	6,757	6,219	4,809	9,256
Redeemed	(37,941,093)	(20,800,377)	(706,026)	(1,082,925)
Change in Morgan Shares	180,644	104,831	(72,992)	66,895
Premier
Issued	4,481,165	27,707,596	734,577	1,327,555
Reinvested	8,300	12,570	1,727	2,274
Redeemed	(4,016,759)	(31,762,508)	(1,637,136)	(1,199,580)
Change in Premier Shares	472,706	(4,042,342)	(900,832)	130,249
Agency
Issued	1,226,135	2,720,547	215,439	164,706
Reinvested	6,201	11,210	518	789
Redeemed	(1,053,350)	(2,888,261)	(199,242)	(194,606)
Change in Agency Shares	178,986	(156,504)	16,715	(29,111)
Institutional
Issued	30,856,948	52,326,990	3,519,709	1,706,229
Reinvested	94,028	155,174	9,266	1,723
Redeemed	(27,975,891)	(53,693,999)	(2,808,353)	(1,721,295)
Change in Institutional Shares	2,975,085	(1,211,835)	720,622	(13,343)
Reserve
Issued	15,361,288	7,413,784	26,049,935	30,717,550
Reinvested	2,183	36	113	208
Redeemed	(14,258,139)	(2,785,309)	(25,868,746)	(30,777,487)
Change in Reserve Shares	1,105,332	4,628,511	181,302	(59,729)
Service
Issued	—	—	— (a)	— (a)
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	— (a)	— (a)
Change in Service Class Shares	—	—	— (a)	— (a)
E*Trade
Proceeds from shares issued	—	—	480,379	1,960,200
Dividends reinvested	—	—	24,876	30,946
Cost of shares redeemed	—	—	(387,669)	(575,055)
Change in E*Trade Shares	—	—	117,586	1,416,091

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(f)	$0.02		$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

U.S. Government Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

Federal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	—	(f)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.48%	$7,058,779	0.51%		4.86%	0.52%
1.00	4.79	5,961,657	0.51		4.72	0.53
1.00	1.80	3,995,204	0.51		3.61	0.53
1.00	2.08	3,771,089	0.55		2.05	0.58
1.00	0.59	3,919,246	0.59		0.59	0.63
1.00	0.87	4,627,000	0.59		0.90	0.62
1.00	1.71	7,552,000	0.58		1.72	0.61

1.00	2.45	2,706,409	0.60	(g)	4.80	0.64
1.00	4.69	2,783,868	0.59		4.62	0.64
1.00	2.26	1,889,908	0.59		3.56	0.64
1.00	0.84	253,991	0.59		2.36	0.64

1.00	2.41	3,563,988	0.59		4.73	0.62
1.00	4.65	3,245,121	0.59		4.58	0.63
1.00	2.24	2,648,298	0.59		3.34	0.63
1.00	0.81	2,445,422	0.59		2.26	0.63

1.00	2.31	2,070,415	0.59		4.53	0.63
1.00	4.62	1,909,921	0.59		4.59	0.63
1.00	2.16	875,609	0.59		3.20	0.64
1.00	0.78	812,795	0.59		2.20	0.62

1.00	2.38	190,089	0.59		4.67	0.62
1.00	4.61	235,377	0.59		4.53	0.63
1.00	1.72	206,926	0.59		3.44	0.64
1.00	1.88	220,885	0.64		1.85	0.72
1.00	0.41	238,643	0.70		0.40	0.79
1.00	0.70	310,996	0.70		0.72	0.79
1.00	1.51	451,881	0.70		1.53	0.72

1.00	2.22	2,059,243	0.59		4.35	0.62
1.00	4.39	1,893,320	0.59		4.29	0.63
1.00	1.59	1,913,521	0.59		3.18	0.64
1.00	1.75	2,032,558	0.59		1.75	0.66
1.00	0.45	1,868,692	0.59		0.43	0.69
1.00	0.75	2,535,204	0.59		0.77	0.69
1.00	1.55	3,525,590	0.59		1.53	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Morgan (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(f)	$0.02		$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—	(f)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.59%	$751,616	0.59%	3.13%	0.62%
1.00	2.97	570,935	0.59	3.00	0.62
1.00	1.15	465,810	0.59	2.37	0.63
1.00	1.43	557,839	0.59	1.43	0.66
1.00	0.48	566,501	0.59	0.48	0.68
1.00	0.69	655,098	0.59	0.72	0.69
1.00	1.21	903,000	0.59	1.14	0.69

1.00	1.60	242,058	0.59	3.15	0.64
1.00	3.01	315,046	0.59	2.97	0.63
1.00	1.49	248,123	0.59	2.33	0.64
1.00	0.63	36,495	0.59	1.79	0.63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04	—	(f)	0.04	(0.04)	—	(f)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.51%	$9,969,665	0.45%		4.93%	0.47%
1.00	4.85	7,844,932	0.45		4.75	0.48
1.00	1.83	7,450,365	0.45		3.65	0.48
1.00	2.18	8,577,924	0.45		2.22	0.48
1.00	0.73	5,887,641	0.45		0.73	0.47
1.00	1.01	5,411,913	0.45		1.00	0.46
1.00	1.85	5,182,000	0.44		1.80	0.47

1.00	2.52	439,141	0.46	(g)	4.94	0.49
1.00	4.84	545,911	0.45		4.77	0.49
1.00	2.36	316,397	0.45		3.61	0.49
1.00	0.89	80,814	0.45		2.52	0.52

1.00	2.48	1,915,340	0.45		4.87	0.47
1.00	4.80	1,624,006	0.45		4.69	0.48
1.00	2.37	1,957,807	0.39		3.56	0.48
1.00	1.79	1,416,600	0.39		1.94	0.44
1.00	0.72	728,456	0.39		0.71	0.39
1.00	1.15	770,196	0.39		1.13	0.39
1.00	2.21	699,907	0.37		2.24	0.39

1.00	2.38	1,225,629	0.45		4.68	0.48
1.00	4.76	1,424,189	0.45		4.68	0.48
1.00	2.25	1,164,950	0.45		3.36	0.49
1.00	0.83	1,009,503	0.45		2.32	0.47

1.00	2.45	783,959	0.45		4.81	0.47
1.00	4.76	604,858	0.45		4.62	0.48
1.00	1.79	756,761	0.45		3.52	0.49
1.00	2.08	1,502,964	0.45		2.13	0.49
1.00	0.66	1,057,504	0.45		0.65	0.48
1.00	0.95	1,214,705	0.45		0.96	0.47
1.00	1.77	1,403,875	0.45		1.73	0.47

1.00	2.29	2,144,255	0.45		4.46	0.47
1.00	4.54	1,291,467	0.45		4.45	0.48
1.00	1.69	1,507,936	0.39		3.48	0.49
1.00	1.92	1,010,061	0.41		2.08	0.48
1.00	0.58	564,734	0.46		0.57	0.47
1.00	0.88	488,963	0.46		0.85	0.47
1.00	1.68	352,873	0.46		1.52	0.48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Municipal Money Market Fund (d)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—	(f)	(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Effective February 19, 2005, Class I was renamed as Premier Shares.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.66%	$2,551,645	0.45%	3.26%	0.47%
1.00	3.12	2,078,846	0.45	3.07	0.47
1.00	1.22	6,120,346	0.45	2.47	0.48
1.00	1.58	4,686,356	0.45	1.57	0.48
1.00	0.62	4,038,922	0.45	0.62	0.47
1.00	0.83	3,429,000	0.45	0.82	0.47
1.00	1.35	3,066,000	0.45	1.25	0.48

1.00	1.67	136,397	0.45	3.29	0.49
1.00	3.16	1,037,219	0.45	3.11	0.48
1.00	1.58	906,870	0.45	2.36	0.48
1.00	1.42	827,335	0.45	1.39	0.51
1.00	0.61	867,509	0.45	0.60	0.53
1.00	0.96	1,085,136	0.45	0.96	0.53
1.00	1.45	1,290,395	0.45	1.38	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.03	$—	(g)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund (f)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
November 1, 2001 (e) to June 30, 2002	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Administrative Class was renamed as Agency Shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	2.61%	$9,796,951	0.26%		5.12%	0.32%
1.00	5.05	10,626,102	0.26		4.95	0.33
1.00	1.93	9,357,166	0.26		3.84	0.33
1.00	2.37	12,406,388	0.26		2.35	0.33
1.00	0.93	11,669,540	0.26		0.92	0.32
1.00	1.20	12,648,000	0.26		1.20	0.31
1.00	2.05	12,562,000	0.25		2.08	0.32

1.00	2.62	463,602	0.27	(h)	5.13	0.34
1.00	5.03	183,392	0.26		4.94	0.34
1.00	2.49	206,098	0.26		3.68	0.34
1.00	0.96	482,594	0.26		2.68	0.37

1.00	2.58	3,208,313	0.26		5.06	0.32
1.00	5.00	3,890,478	0.26		4.91	0.33
1.00	2.48	3,516,960	0.24		3.65	0.33
1.00	1.95	4,045,754	0.24		2.55	0.32
1.00	0.87	98,212	0.24		0.86	0.24
1.00	1.30	578,118	0.24		1.14	0.24
1.00	1.21	81,789	0.24		1.72	0.24

1.00	2.48	777,085	0.26		4.86	0.33
1.00	4.96	896,961	0.26		4.85	0.33
1.00	2.38	894,875	0.26		3.55	0.34
1.00	0.89	898,116	0.26		2.52	0.32

1.00	2.55	208,289	0.26		5.00	0.32
1.00	4.96	172,324	0.26		4.82	0.33
1.00	1.89	200,822	0.26		3.74	0.34
1.00	2.27	203,604	0.26		2.17	0.34
1.00	0.85	389,465	0.26		0.85	0.33
1.00	1.14	333,490	0.26		1.20	0.33
1.00	1.96	522,503	0.26		2.02	0.32

1.00	2.39	861,179	0.26		4.66	0.32
1.00	4.74	556,544	0.26		4.63	0.33
1.00	1.77	1,098,879	0.24		3.56	0.34
1.00	2.10	738,403	0.24		2.09	0.33
1.00	0.79	784,065	0.25		0.78	0.32
1.00	1.09	818,000	0.25		1.11	0.32
1.00	1.89	1,090,033	0.25		1.86	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—	(f)	(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	1.75%	$467,066	0.26%	3.44%	0.32%
1.00	3.31	288,068	0.26	3.26	0.32
1.00	1.31	444,492	0.26	2.63	0.33
1.00	1.77	904,664	0.26	1.74	0.33
1.00	0.81	1,173,270	0.26	0.82	0.32
1.00	1.02	724,817	0.26	1.05	0.33
1.00	1.54	1,091,000	0.26	1.45	0.33

1.00	1.77	33,142	0.26	3.47	0.34
1.00	3.35	16,427	0.26	3.22	0.34
1.00	1.71	45,534	0.26	2.71	0.34
1.00	0.75	17	0.26	2.34	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(e)	$0.02		$(0.02)	$(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.24%	$6,524	0.97%		4.42%	1.17%
1.00	4.31	6,161	0.97		4.26	1.18
1.00	1.57	5,907	0.97		3.16	1.18
1.00	1.52	5,690	1.11		1.58	1.23
1.00	0.12	8,247	1.06		0.12	1.28
1.00	0.25	10,093	1.21		0.27	1.27
1.00	1.05	13,296	1.23		1.10	1.26

1.00	2.25	17,007	0.98	(f)	4.43	1.19
1.00	4.30	18,717	0.97		4.23	1.19
1.00	2.01	20,450	0.97		2.97	1.19
1.00	1.27	26,999	1.01		1.17	1.44
1.00	0.15	41,540	1.02		0.15	1.54
1.00	0.33	62,581	1.33		0.32	1.55
1.00	1.12	38,690	1.52		1.08	1.55

1.00	2.12	1,489	0.97		4.17	1.18
1.00	4.22	1,528	0.97		4.15	1.18
1.00	1.90	1,819	0.97		2.82	1.19
1.00	1.25	2,358	0.87		1.18	1.42
1.00	0.24	2,860	0.82		0.24	1.52
1.00	0.31	3,096	1.17		0.31	1.53
1.00	1.05	1,735	1.52		0.95	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(e)	$0.02		$(0.02)	$(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01		(0.01)	(0.01)
Year Ended June 30, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2003	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.24%	$5,108	0.97%		4.41%	1.17%
1.00	4.31	1,497	0.97		4.33	1.17
1.00	1.57	611	0.97		3.21	1.18
1.00	1.52	387	1.11		1.54	1.23
1.00	0.12	661	1.07		0.13	1.28
1.00	0.25	564	1.21		0.25	1.27
1.00	1.05	628	1.23		1.16	1.26

1.00	2.25	430,729	0.98	(f)	4.42	1.19
1.00	4.29	494,963	0.97		4.20	1.19
1.00	2.01	543,064	0.97		3.04	1.19
1.00	1.27	347,285	0.97		2.06	1.23
1.00	0.15	8,284	1.02		0.15	1.52
1.00	0.33	9,267	1.33		0.31	1.55
1.00	1.12	3,430	1.52		0.95	1.55

1.00	2.12	84,873	0.97		4.07	1.17
1.00	4.22	28,026	0.97		4.18	1.18
1.00	1.90	21,148	0.97		2.82	1.19
1.00	1.25	27,589	0.96		1.90	1.21
1.00	0.24	548	0.83		0.24	1.53
1.00	0.31	869	1.19		0.30	1.53
1.00	1.05	682	1.52		1.02	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.03	$—	(f)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	—	(f)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	2.64%	$26,507,598	0.20%		5.18%	0.27%
1.00	5.11	25,408,596	0.20		5.01	0.28
1.00	1.96	21,099,369	0.20		3.91	0.28
1.00	2.43	21,516,192	0.20		2.36	0.30
1.00	0.99	26,513,965	0.20		0.99	0.32
1.00	1.27	25,075,000	0.20		1.24	0.31
1.00	2.02	21,881,000	0.19		2.06	0.32

1.00	2.65	1,336,773	0.21	(g)	5.19	0.29
1.00	5.10	1,670,013	0.20		4.96	0.29
1.00	2.53	1,882,903	0.20		3.77	0.29
1.00	0.98	1,452,881	0.20		2.76	0.32

1.00	2.61	3,358,186	0.20		5.12	0.27
1.00	5.06	2,065,993	0.20		4.94	0.28
1.00	2.50	2,314,372	0.20		3.76	0.28
1.00	0.94	2,017,162	0.20		2.66	0.28

1.00	2.51	3,652,455	0.20		4.80	0.27
1.00	5.03	1,009,749	0.20		4.87	0.28
1.00	2.42	4,151,409	0.20		3.72	0.29
1.00	0.92	1,705,565	0.20		2.61	0.27

1.00	2.58	11,043,796	0.20		5.06	0.27
1.00	5.02	5,692,265	0.20		4.95	0.28
1.00	1.92	2,266,888	0.20		3.86	0.29
1.00	2.34	1,817,800	0.20		2.36	0.31
1.00	0.91	1,271,387	0.20		0.90	0.32
1.00	1.20	1,712,000	0.20		1.20	0.32
1.00	1.93	1,953,000	0.20		1.97	0.32

1.00	2.42	7,368,498	0.20		4.68	0.27
1.00	4.80	2,784,927	0.20		4.72	0.28
1.00	1.79	1,579,514	0.20		3.59	0.29
1.00	2.14	1,318,264	0.20		2.07	0.30
1.00	0.84	1,976,796	0.20		0.84	0.31
1.00	1.14	1,126,307	0.20		1.08	0.32
1.00	1.85	267,011	0.20		1.67	0.33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(f)	$0.02	$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
September 10, 2001 (e) to August 31, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(f)	0.02	(0.02)	—	(f)	(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits

$1.00	1.78%	$11,230,824	0.20%	3.51%	0.27%
1.00	3.37	8,255,381	0.20	3.32	0.27
1.00	1.34	9,465,973	0.20	2.69	0.28
1.00	1.83	8,973,878	0.20	1.81	0.30
1.00	0.87	8,684,334	0.20	0.87	0.31
1.00	1.09	6,332,000	0.20	1.05	0.32
1.00	1.54	3,889,112	0.20	1.46	0.33

1.00	1.80	957,057	0.20	3.55	0.29
1.00	3.41	236,421	0.20	3.36	0.28
1.00	1.75	249,762	0.20	2.71	0.29
1.00	0.77	84,755	0.20	2.27	0.28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(g)	$0.02		$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Liquid Assets Money Market Fund (e)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

U.S. Government Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund (e)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Federal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—	(g)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.38%	$1,840,556	0.70%		4.68%	0.72%
1.00	4.59	461,798	0.70		4.49	0.73
1.00	1.71	445,119	0.70		3.45	0.73
1.00	1.92	304,259	0.70		1.92	0.73
1.00	0.48	269,516	0.70		0.48	0.73
1.00	0.76	355,358	0.70		0.76	0.71
1.00	1.60	393,000	0.68		1.41	0.72

1.00	2.39	2,240,990	0.71	(h)	4.70	0.74
1.00	4.58	1,461,304	0.70		4.41	0.74
1.00	2.19	2,564,187	0.70		3.25	0.74
1.00	1.53	3,569,531	0.75		1.48	0.78
1.00	0.40	4,372,583	0.77		0.40	0.79
1.00	0.89	5,744,025	0.77		0.90	0.80
1.00	1.88	6,521,235	0.77		1.88	0.80

1.00	2.35	370,929	0.70		4.62	0.72
1.00	4.54	343,592	0.70		4.37	0.73
1.00	2.17	719,836	0.69		3.23	0.73
1.00	0.77	749,475	0.69		2.19	0.73

1.00	2.25	1,648,297	0.70		4.41	0.72
1.00	4.50	876,221	0.70		4.36	0.73
1.00	2.08	1,504,955	0.70		3.10	0.74
1.00	1.38	1,737,775	0.74		1.40	0.75
1.00	0.29	1,702,965	0.77		0.29	0.77
1.00	0.73	2,453,050	0.77		0.75	0.78
1.00	1.81	3,162,893	0.77		1.80	0.78

1.00	2.32	14,784	0.70		4.55	0.72
1.00	4.50	1,251	0.70		4.45	0.73
1.00	1.67	760	0.70		3.30	0.74
1.00	1.21	1,093	0.70		2.65	0.73

1.00	2.16	3,148,466	0.70		4.15	0.72
1.00	4.27	785,951	0.70		4.37	0.72
1.00	1.54	2,663	0.68		3.21	0.74
1.00	1.11	968	0.68		2.37	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(g)	$0.02		$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—		(0.03)
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
February 19, 2005 (f) to August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund (e)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(g)	0.02		(0.02)	—	(g)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—	(g)	(0.03)
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.53%	$5,738,981	0.70%	3.01%	0.72%
1.00	2.86	4,631,440	0.70	2.92	0.72
1.00	1.09	2,829	0.70	2.17	0.73
1.00	0.86	2,423	0.70	1.71	0.73

1.00	1.55	294,959	0.70	3.04	0.74
1.00	2.90	113,653	0.70	2.85	0.73
1.00	1.41	173,362	0.70	2.09	0.73
1.00	1.16	373,788	0.70	1.13	0.76
1.00	0.36	375,729	0.70	0.35	0.78
1.00	0.71	486,778	0.70	0.71	0.78
1.00	1.20	534,947	0.69	1.19	0.77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Investor

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Total Distributions
Liquid Assets Money Market Fund (c)
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(e)	$0.02	$(0.02)	$(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(e)	0.05	(0.05)	(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.02	—		0.02	(0.02)	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	(0.02)

U.S. Treasury Plus Money Market Fund (c)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(e)	0.05	(0.05)	(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(e)	0.02	(0.02)	(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class I was renamed as Investor Shares.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.49%	$627,207	0.51%(f)	4.88%	0.54%
1.00	4.77	1,841,427	0.51	4.69	0.54
1.00	2.32	1,685,923	0.51	3.44	0.54
1.00	1.77	1,962,817	0.52	1.58	0.55
1.00	0.65	3,898,608	0.52	0.65	0.54
1.00	1.15	4,881,506	0.52	1.14	0.55
1.00	2.14	5,325,870	0.52	2.12	0.55

1.00	2.35	1,466,200	0.51	4.64	0.53
1.00	4.70	1,854,344	0.51	4.60	0.53
1.00	2.21	1,987,416	0.51	3.27	0.54
1.00	1.52	2,509,650	0.52	1.56	0.52
1.00	0.55	2,920,637	0.52	0.54	0.52
1.00	0.99	3,912,526	0.52	0.99	0.53
1.00	2.07	4,188,032	0.52	2.01	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Cash Management

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Total Distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(e)	$0.02		$(0.02)	$(0.02)
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	(0.04)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02		—	(e)	0.02		(0.02)	(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	(0.02)
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	— (e)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	(0.01)
September 10, 2001 (d) to August 31, 2002	1.00	0.01		—		0.01		(0.01)	(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	Commencement of offering of class of shares.

(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.25%	$942,339	0.96%	4.42%	0.97%
1.00	4.32	28,464	0.96	4.19	0.98
1.00	1.58	82,930	0.96	3.15	0.98
1.00	1.66	97,786	0.96	1.67	0.99
1.00	0.21	84,565	0.96	0.21	0.99
1.00	0.50	544,027	0.95	0.48	0.96
1.00	1.25	282,217	0.96	1.17	0.99

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Capital

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.03	$—	(g)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 to August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
February 19, 2005 (e) to June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund (f)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 to February 28, 2006 (d)	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2002	1.00	0.02	—		0.02	(0.02)	—		(0.02)

100% U.S. Treasury Securities Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 to August 31, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from August 31 to the last day of February.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Class I was renamed as Capital Shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense for custody overdraft of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.66%	$48,251,835	0.16%		5.22%	0.22%
1.00	5.15	38,644,921	0.16		5.06	0.23
1.00	1.98	29,137,733	0.16		3.97	0.23
1.00	1.55	27,693,602	0.16		2.96	0.23

1.00	2.67	1,689,443	0.17	(h)	5.24	0.24
1.00	5.14	1,663,573	0.16		5.02	0.24
1.00	2.56	1,631,764	0.16		3.73	0.24
1.00	0.99	3,102,545	0.16		2.80	0.27

1.00	2.63	7,433,873	0.16		5.16	0.22
1.00	5.10	6,985,294	0.16		4.94	0.23
1.00	2.54	11,330,299	0.14		3.89	0.23
1.00	2.05	4,529,318	0.14		1.94	0.17
1.00	0.97	7,157,361	0.14		0.96	0.14
1.00	1.40	9,031,960	0.14		1.37	0.14
1.00	2.45	5,951,880	0.14		2.40	0.14

1.00	2.44	3,862,680	0.16		4.72	0.22
1.00	4.84	1,382,765	0.16		4.72	0.23
1.00	1.82	1,380,249	0.14		3.61	0.24
1.00	1.40	1,670,983	0.14		2.64	0.23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Service

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Total realized gains		Total Distributions
Liquid Assets Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(e)	$0.02	$(0.02)	$—		$(0.02)
Year Ended February 28, 2007	1.00	0.04	—	(e)	0.04	(0.04)	—		(0.04)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.02	—	(e)	0.02	(0.02)	—		(0.02)

U.S. Government Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(e)	0.02	(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.04	—	(e)	0.04	(0.04)	—		(0.04)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.01	—	(e)	0.01	(0.01)	—	(e)	(0.01)
Year Ended February 28, 2007	1.00	0.03	—	(e)	0.03	(0.03)	—	(e)	(0.03)
July 15, 2005 (d) to February 28, 2006 (c)	1.00	0.01	—	(e)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year end from June 30 to the last day of February.

(d)	Commencement of offering of class of shares.

(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	2.23%	$16	1.02%	4.38%	1.09%
1.00	4.27	16	1.00	4.19	1.09
1.00	1.89	15	1.00	3.00	1.10

1.00	2.19	16	1.02	4.30	1.07
1.00	4.23	16	1.00	4.15	1.07
1.00	1.87	15	1.00	2.97	1.09

1.00	1.38	16	1.02	2.73	1.09
1.00	2.59	15	1.00	2.55	1.09
1.00	1.16	15	1.00	1.85	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.01		$—	(e)	$0.01		$(0.01)	$—	(e)	$(0.01)
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03		(0.03)	—	(e)	(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—		—	(e)	— (e)	—		— (e)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$1.00	1.39%	$1,841,037	1.00%	2.74%	1.09%
1.00	2.59	1,723,433	1.00	2.60	1.08
1.00	0.25	307,366	1.00	2.11	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   127

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Prime Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Cash Management and Capital	JPM I
Liquid Assets Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve, Investor, Capital and Service	JPM II
U.S. Government Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve, Capital and Service	JPM II
U.S. Treasury Plus Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional, Reserve and Investor	JPM II
Federal Money Market Fund	Morgan, Premier, Agency, Institutional and Reserve	JPM I
100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve and Capital	JPM I
Tax Free Money Market Fund	Morgan, Premier, Agency, Institutional and Reserve	JPM I
Municipal Money Market Fund	Morgan, Premier, Agency, Institutional, Reserve, Service and E*Trade	JPM II

Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Morgan Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Certain Funds may hold funding agreements which are contracts that obligate the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser and which may also guarantee the return of principal. Because the funding agreements are not traded, they are generally classified as illiquid securities and are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations are generally based on the creditworthiness of the funding agreement’s issuer. It is possible that the estimated values may differ from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following are the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
Prime Money Market Fund	$4,406,164	4.2%
Liquid Assets Money Market Fund	720,911	7.2
U.S. Government Money Market Fund	950,000	4.8

C.  Repurchase Agreements — Certain Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a

128   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Securities Lending — To generate additional income, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB acting as agent for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Liquid Assets Money Market Fund and U.S. Government Money Market Fund retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the 100% U.S. Treasury Securities Money Market Fund. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the six months ended August 31, 2007, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of August 31, 2007, the following Funds had securities with the following market values on loan, received the following collateral and for the six months ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid		Market Value of Collateral	Market Value of Loaned Securities
U.S. Government Money Market Fund	$—	(b)	$—	$—
100% U.S. Treasury Securities Money Market Fund (a)	723		5,905,924	5,790,121

(a)	Collateral was received in the form of U.S. Treasury Securities, which the Fund cannot sell or repledge, and accordingly, are not reflected in the Fund’s assets and liabilities.

(b)	Amount rounds to less than $1,000.

E.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

F.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   129

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

H.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

I.  New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market and Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisors waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisors or their affiliates.

As of August 31, 2007, there were no waivers/reimbursements resulting from investments in the money market funds.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Class B, Class C, Reserve Shares, Cash Management Shares, Service Shares and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares, Agency Shares, Institutional Shares, Investor Shares and Capital Shares do not participate in the Distribution Plan. The Distribution

130   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Class B	Class C	Reserve	Cash Management	Service	E*Trade
Prime Money Market Fund	n/a	0.75%	0.75%	0.25%	0.50%	n/a	n/a
Liquid Assets Money Market Fund	0.10%	0.75	0.75	0.25	n/a	0.60%	n/a
U.S. Government Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	n/a
U.S. Treasury Plus Money Market Fund	0.10	0.75	0.75	0.25	n/a	n/a	n/a
Federal Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Tax Free Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Municipal Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	0.60%

In addition, the Distributor is entitled to receive the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares. For the six months ended August 31, 2007, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$22
Liquid Assets Money Market Fund	24
U.S. Treasury Plus Money Market Fund	1

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional
Prime Money Market Fund	0.35%	0.30%	0.15%	0.25%	0.25%	0.10%
Liquid Assets Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
U.S. Government Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
Federal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Tax Free Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Municipal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.30%	n/a	0.30%	0.05%	n/a	n/a
Liquid Assets Money Market Fund	0.30	0.35%	n/a	0.05	0.30%	n/a
U.S. Government Money Market Fund	0.30	n/a	n/a	0.05	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.30	0.35	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.30	n/a	n/a	0.05	n/a	n/a
Tax Free Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.30	n/a	n/a	n/a	0.30	0.30%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder and administrative services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales,

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   131

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional
Prime Money Market Fund	0.52%	0.45%	0.26%	0.97%	0.97%	0.20%
Liquid Assets Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
U.S. Government Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
U.S. Treasury Plus Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
Federal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
100% U.S. Treasury Securities Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Tax Free Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Municipal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20

	Reserve	Investor	Cash Management	Capital	Service		E*Trade
Prime Money Market Fund	0.70%	n/a	0.96%	0.16%	n/a		n/a
Liquid Assets Money Market Fund	0.70	0.51%	n/a	0.16	1.05	%*	n/a
U.S. Government Money Market Fund	0.70	n/a	n/a	0.16	1.05	*	n/a
U.S. Treasury Plus Money Market Fund	0.70	0.51	n/a	n/a	n/a		n/a
Federal Money Market Fund	0.70	n/a	n/a	n/a	n/a		n/a
100% U.S. Treasury Securities Money Market Fund	0.70	n/a	n/a	0.16	n/a		n/a
Tax Free Money Market Fund	0.70	n/a	n/a	n/a	n/a		n/a
Municipal Money Market Fund	0.70	n/a	n/a	n/a	1.05	*	1.00%

*	Prior to July 1, 2007, the contractual expense limitation was 1.00%.

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$3,664	$20,457	$24,121
Liquid Assets Money Market Fund	1,118	1,911	3,029
U.S. Government Money Market Fund	1,720	2,570	4,290
U.S. Treasury Plus Money Market Fund	642	950	1,592
Federal Money Market Fund	402	2,336	2,738
100% U.S. Treasury Securities Money Market Fund	1,174	1,592	2,766
Tax Free Money Market Fund	734	3,400	4,134
Municipal Money Market Fund	821	672	1,493

	Voluntary Waivers
	Administration	Total
Prime Money Market Fund	$273	$273

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

132   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

The Funds may use related party brokers/dealers. For the six months ended August 31, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the six months ended August 31, 2007 are as follows (amounts in thousands):

	Distribution		Shareholder Servicing
Prime Money Market Fund
Morgan	$—		$11,416
Premier	—		14,491
Agency	—		7,253
Class B	23		8
Class C	10		3
Institutional	—		12,251
Reserve	2,208		2,650
Cash Management	1,162		697
Capital	—		10,109
	$3,403		$58,878
Liquid Assets Money Market Fund
Morgan	$1,437		$5,029
Premier	—		804
Agency	—		220
Class B	64		21
Class C	1,770		590
Institutional	—		853
Reserve	2,357		2,828
Investor	—		2,616
Capital	—		453
Service	—	(a)	—	(a)
	$5,628		$13,414
U.S. Government Money Market Fund
Morgan	$1,661		$5,812
Premier	—		2,733
Agency	—		2,860
Institutional	—		1,163
Reserve	424		509
Capital	—		1,324
Service	—	(a)	—	(a)
	$2,085		$14,401
U.S. Treasury Plus Money Market Fund
Morgan	$946		$3,310
Premier	—		2,126
Agency	—		494
Class B	6		2
Class C	115		38
Institutional	—		710
Reserve	1,705		2,046
Investor	—		3,086
	$2,772		$11,812

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

	Distribution		Shareholder Servicing
Federal Money Market Fund
Morgan	$112		$391
Premier	—		1,068
Agency	—		136
Institutional	—		3,719
Reserve	17		21
	$129		$5,335
100% U.S. Treasury Securities Money Market Fund
Morgan	$1,034		$3,619
Premier	—		2,377
Agency	—		596
Institutional	—		1,848
Reserve	2,021		2,425
Capital	—		507
	$3,055		$11,372
Tax Free Money Market Fund
Morgan	$412		$1,441
Premier	—		3,115
Agency	—		301
Institutional	—		4,790
Reserve	5,998		7,197
	$6,410		$16,844
Municipal Money Market Fund
Morgan	$154		$541
Premier	—		1,285
Agency	—		22
Institutional	—		397
Reserve	292		350
Service	—	(a)	—	(a)
E*Trade	5,435		2,717
	$5,881		$5,312

(a)	Amount rounds to less than $1,000.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

134   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

As of August 31, 2007, the Liquid Assets Money Market Fund had no outstanding loans from another fund. Average loans for the six months ended August 31, 2007, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$3,208	2	$155

Interest earned, if any, as a result of lending money to another fund as of August 31, 2007 is included in Income from interfund lending (net) in the Statement of Operations.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of the six months ended August 31, 2007.

6. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

7. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   135

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	143	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	143	None

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	143	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	143
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	143	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	143	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	143	Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	143	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

136   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	143	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	143	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	143	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	143	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	143
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (143 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   137

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

138   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Prime Money Market Fund
Morgan
Actual	$1,000.00	$1,024.80	$2.60	0.51%
Hypothetical	1,000.00	1,022.63	2.60	0.51
Premier
Actual	1,000.00	1,025.10	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,026.10	1.33	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Class B
Actual	1,000.00	1,022.40	4.94	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class C
Actual	1,000.00	1,022.40	4.94	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Institutional
Actual	1,000.00	1,026.40	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,023.80	3.57	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Cash Management
Actual	1,000.00	1,022.50	4.89	0.96
Hypothetical	1,000.00	1,020.37	4.89	0.96

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   139

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Capital
Actual	$1,000.00	$1,026.60	$0.82	0.16%
Hypothetical	1,000.00	1,024.40	0.82	0.16

Liquid Assets Money Market Fund
Morgan
Actual	1,000.00	1,024.50	3.06	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Premier
Actual	1,000.00	1,025.20	2.35	0.46
Hypothetical	1,000.00	1,022.89	2.35	0.46
Agency
Actual	1,000.00	1,026.20	1.38	0.27
Hypothetical	1,000.00	1,023.84	1.38	0.27
Class B
Actual	1,000.00	1,022.50	5.00	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Class C
Actual	1,000.00	1,022.50	5.00	0.98
Hypothetical	1,000.00	1,020.27	4.99	0.98
Institutional
Actual	1,000.00	1,026.50	1.07	0.21
Hypothetical	1,000.00	1,024.15	1.07	0.21
Reserve
Actual	1,000.00	1,023.90	3.62	0.71
Hypothetical	1,000.00	1,021.63	3.62	0.71
Investor
Actual	1,000.00	1,024.90	2.60	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Capital
Actual	1,000.00	1,026.70	0.87	0.17
Hypothetical	1,000.00	1,024.35	0.87	0.17
Service
Actual	1,000.00	1,022.30	5.20	1.02
Hypothetical	1,000.00	1,020.06	5.19	1.02

U.S. Government Money Market Fund
Morgan
Actual	1,000.00	1,024.10	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,024.80	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,025.80	1.33	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional
Actual	1,000.00	1,026.10	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,023.50	3.57	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

140   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Beginning Account Value March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Capital
Actual	$1,000.00	$1,026.30	$0.82	0.16%
Hypothetical	1,000.00	1,024.40	0.82	0.16
Service
Actual	1,000.00	1,021.90	5.20	1.02
Hypothetical	1,000.00	1,020.06	5.19	1.02

U.S Treasury Plus Money Market Fund
Morgan
Actual	1,000.00	1,023.10	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,023.80	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,024.80	1.33	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Class B
Actual	1,000.00	1,021.20	4.94	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97

Federal Money Market Fund
Morgan
Actual	1,000.00	1,023.80	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,024.50	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,025.50	1.33	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional
Actual	1,000.00	1,025.80	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,023.20	3.57	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

100% U.S. Treasury Securities Money Market
Morgan
Actual	1,000.00	1,022.20	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,022.90	2.29	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,023.90	1.33	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional
Actual	1,000.00	1,024.20	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   141

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Reserve
Actual	$1,000.00	$1,021.60	$3.57	0.70%
Hypothetical	1,000.00	1,021.68	3.57	0.70
Capital
Actual	1,000.00	1,024.40	0.82	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Tax Free Money Market Fund
Morgan
Actual	1,000.00	1,015.90	2.95	0.59
Hypothetical	1,000.00	1,022.23	2.96	0.59
Premier
Actual	1,000.00	1,016.60	2.25	0.45
Hypothetical	1,000.00	1,022.94	2.26	0.45
Agency
Actual	1,000.00	1,017.50	1.30	0.26
Hypothetical	1,000.00	1,023.89	1.30	0.26
Institutional
Actual	1,000.00	1,017.80	1.00	0.20
Hypothetical	1,000.00	1,024.20	1.00	0.20
Reserve
Actual	1,000.00	1,015.30	3.50	0.70
Hypothetical	1,000.00	1,021.68	3.51	0.70

Municipal Money Market Fund
Morgan
Actual	1,000.00	1,016.00	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,016.70	2.29	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,017.70	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional
Actual	1,000.00	1,018.00	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,015.50	3.56	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Service
Actual	1,000.00	1,013.80	5.18	1.02
Hypothetical	1,000.00	1,020.06	5.19	1.02
E*Trade
Actual	1,000.00	1,013.70	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

142   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2007, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for each Fund. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2007.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Adviser and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ performance. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Adviser and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Adviser, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMF”) an affiliate of the Adviser was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser

At the request of the Trustees, the Adviser provided information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   143

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser of each of the Investment Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Board considered that the Adviser discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMF and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Adviser earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMF does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Adviser, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Funds’ Chief Compliance Officer for the Federal Money Market Fund, and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of these Funds. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review,

144   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the independent consultant. The specific Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

With respect to the Money Market Funds, the Trustees considered the Lipper performance data and other information provided by the Adviser for each of the Money Market Funds. The Trustees noted the generally superior performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses. The Trustees then requested and received information with respect to each Fund’s gross performance against a competitor peer group. In particular, the Trustees reviewed each Fund’s gross performance information for its most recent one-year period. The Trustees concluded that such performance for each Money Market Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan Class shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile, for the Institutional Class shares was in the second quintile, and for the Service Class shares was in the second quintile and the actual total expenses for the Morgan Class shares were in the first quintile, for the Institutional Class shares were in the first quintile, and for the Service Class shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile, for the Institutional Class shares was in the second quintile, and for the Service Class shares was in the second quintile and the actual total expenses for the Morgan Class shares were in the first quintile, for the Institutional Class shares were in the first quintile, and for the Service Class shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market’s net advisory fee for the Morgan Class shares and for the Institutional Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the first quintile and for the Institutional Class shares were in the second quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan Class shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Morgan Class shares and for the Institutional Class shares was in the first quintile and the actual total expenses for the Morgan Class shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   145

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Morgan Class shares and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan Class shares were in the second quintile and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Morgan Class shares, for the Institutional Class shares, and for the Service Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the second quintile, for the Institutional Class shares were in the first quintile, and for the Service Class shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

146   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to its Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-MMKT-807

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

JPMorgan Funds

Money

Market

Funds

JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Municipal Money Market Fund	2
JPMorgan Michigan Municipal Money Market Fund	3
JPMorgan New York Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
Schedules of Portfolio Investments	6
Financial Statements	27
Financial Highlights	34
Notes to Financial Statements	42
Trustees	47
Officers	49
Schedule of Shareholder Expenses	50
Board Approval of Investment Advisory Agreements	52

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted, as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
SEPTEMBER 12, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for certain of the JPMorgan Money Market Funds for the six months ended August 31, 2007. Inside, you’ll find in-depth information on some of our money market funds.

“Late in the period, the Fed reduced the discount rate by 50 basis points, suggesting that the Fed viewed the need to act as a lender of last resort.”

Bonds continue to post gains

The bond market rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investment-grade investors generally stayed above water, with the Lehman Brothers Aggregate Bond Index returning 1.54% for the six months.

Economic optimism pushes Treasury yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators helped push Treasury yields higher during the early part of the summer. In addition, yields on spread sectors increased, due to unease regarding credit quality in the leveraged and sub-investment-grade loan markets.

Credit concerns swell

Credit and liquidity concerns mounted throughout the summer months. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

Major dislocations occurred in the commercial paper market, especially for entities issuing asset-backed commercial paper. These dislocations expanded to virtually all sectors of the fixed income markets. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. High-yield markets were affected in particular, as investors scaled back their appetites for risk. Issuers not involved in sub-prime mortgage activity or other housing related businesses continued to report solid financial results, and their securities were less affected.

The U.S. Treasury market ultimately performed well, despite a strong rebound in second-quarter gross domestic product (GDP) growth to 4.0%. The pace of economic growth took a back seat to credit-market woes, which sparked a “flight to quality” into the U.S. Treasury market. Yields on most Treasuries ended the six-month period lower, with shorter-term securities showing the greatest decline. Among longer-term Treasuries, yields increased slightly, which helped the yield curve steepen overall.

Investors anticipate Fed rate cut

Investors sharply cut back their interest-rate expectations in August, as the Fed grappled with two objectives: How to limit the risk of a systemic failure in financial institutions and funds due to the sharp rise in the cost of credit, and how to protect the “real economy” without appearing to bail out investors who took on too much risk.

The first objective appeared to take priority. Late in the period, the Fed reduced the discount rate by 50 basis points, suggesting that the Fed viewed the need to act as a lender of last resort and avert a systemic failure in the financial sector as its main priority.

This action was the most dramatic effort yet by the central bank to restore calm to global financial markets. The Fed did not change its target for the fed funds rate, but issued a statement strongly suggesting a policy tilt toward an easing bias. The Fed noted that “the downside risks to growth have increased appreciably,” leaving the Fed “prepared to act as needed to mitigate the adverse effects on the economy arising from the disruptions in financial markets.”

Economic outlook remains upbeat

Despite the volatility the financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.

•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.

•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month.

•	The core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan California Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS
Objective	Highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan and E*Trade
Net Assets as of 8/31/2007	$1.1 Billion
Average Maturity	17 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	3.9%
2–7 days	82.3
8–30 days	3.9
31–60 days	6.0
61–90 days	0.7
91–180 days	0.9
181+ days	2.3

7-DAY SEC YIELD (1)

Morgan Shares	3.45%
E*Trade Shares	2.98

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.36% and 2.89% for Morgan Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Michigan Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2007	$130.1 Million
Average Maturity	27 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	8.6%
2–7 days	71.3
8–30 days	1.5
31–60 days	7.0
61–90 days	3.9
91–180 days	3.1
181+ days	4.6

7-DAY SEC YIELD (1)

Morgan Shares	3.43%
Premier Shares	3.58
Reserve Shares	3.32

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.34%, 3.50% and 3.24% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan New York Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS
Objective
Highest possible level of current income which is excluded from gross income and exempt from New York State and New York
City personal income taxes, while still preserving capital and maintaining liquidity*

Primary Investment	New York short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Reserve and E*Trade
Net Assets as of 8/31/2007	$2.0 Billion
Average Maturity	21 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	3.4%
2–7 days	84.8
8–30 days	0.6
31–60 days	1.2
61–90 days	2.8
91–180 days	5.5
181+ days	1.7

7-DAY SEC YIELD (1)

Morgan Shares	3.39%
Reserve Shares	3.28
E*Trade Shares	2.97

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Reserve Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.35%, 3.25% and 2.89% for Morgan Shares, Reserve Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan Ohio Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2007	$82.8 Million
Average Maturity	20 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	3.9%
2–7 days	82.6
8–30 days	1.9
31–60 days	2.4
61–90 days	0.0
91–180 days	6.0
181+ days	3.2

7-DAY SEC YIELD (1)

Morgan Shares	3.39%
Premier Shares	3.54
Reserve Shares	3.28

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.28%, 3.44% and 3.18% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 9.5% (n)
	California — 9.5%
33,000	California State Department of Water Resources, 3.65%, 10/10/07	33,000
19,360	Chino Basin Regional Financing Authority, Inland Empire Utilities, LOC: State Street Bank, 3.67%, 09/13/07	19,360
13,000	Imperial Irrigation, 3.68%, 10/11/07	13,000
5,000	Kings River Conservation, 3.70%, 09/12/07	5,000
2,600	Riverside County of California, Teeter Financing Program, 3.62%, 10/10/07	2,600
8,000	Riverside County Transportation Commission, 3.65%, 11/07/07	8,000
15,000	San Diego Airport, 3.67%, 09/11/07	15,000
5,000	San Diego County Water Authority, 3.65%, 10/22/07	5,000
3,000	San Francisco City & County Public Utilities, Rev, VAR, LIQ: BNP Paribas, 3.63%, 09/13/07	3,000
	Total Commercial Paper (Cost $103,960)	103,960
Daily Demand Notes — 3.8%
	California — 3.8%
4,075	California Housing Finance Agency, Home Mortgage, Series M, Rev., VRDO, AMT, 3.99%, 09/04/07	4,075
3,750	California Housing Finance Agency, Multi-Family Housing, Series D, Rev., VRDO, AMT, 4.05%, 09/04/07	3,750
400	City of Los Angeles, Housing Loans to Lender Program, Series A, Rev., VRDO, LOC: FHLB, 4.01%, 09/04/07	400
3,700	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.99%, 09/04/07	3,700
	Municipal Securities Trust Certificates,
1,500	Series 2001-135, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	1,500
1,000	Series 2001-136, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	1,000
2,625	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 3.99%, 09/04/07	2,625
	State of California, Municipal Securities Trust Receipts
6,950	Series SGA-119, GO, VRDO, FGIC, LIQ: Societe Generale, 4.00%, 09/04/07	6,950
17,905	Series SGA-136, GO, VRDO, XLCA, ICR, LIQ: Societe Generale, 4.00%, 09/04/07	17,905
	Total Daily Demand Notes (Cost $41,905)	41,905
Municipal Notes & Bonds — 3.7%
	California — 3.7%
5,000	California Communities Note Program, Series A-3, Rev., TRAN, 4.50%, 06/30/08	5,035
10,000	Los Angeles County, GO, TRAN, 4.50%, 06/30/08	10,070
10,000	Los Angeles Unified School District, GO, TRAN, 4.50%, 12/03/07	10,027
	Sacramento County,
5,000	GO, TRAN, 4.00%, 07/09/08	5,014
5,000	Series A, GO, TRAN, 4.25%, 07/09/08	5,025
5,750	School Project for Utility Rate Reduction, Rev., RAN, 4.50%, 10/04/07	5,755
	Total Municipal Notes & Bonds (Cost $40,926)	40,926
Weekly Demand Notes — 81.9%
	California — 73.5%
1,000	ABAG Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VRDO, LIQ: FNMA, 3.91%, 09/05/07	1,000
	ABN AMRO Munitops Certificate Trust,
6,995	Series 2003-11, GO, VRDO, FSA, 3.96%, 09/06/07	6,995
10,967	Series 2006-73, GO, VRDO, AMBAC, 4.00%, 09/06/07	10,967
11,675	Series 2007-12, Rev., VRDO, FSA, 3.97%, 09/06/07	11,675
2,505	Alameda Corridor Transportation Authority, Series 1513, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	2,505
2,625	Alameda County IDA, White Brothers Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.01%, 09/06/07	2,625
8,500	Auburn Union School District, COP, VRDO, FSA, 4.05%, 09/06/07	8,500

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
150	California Educational Facilities Authority, Series PA-542, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.02%, 09/04/07	150
1,975	California Health Facilities Financing Authority, Series ROCS-RR-II-603CE, Rev., VRDO, LIQ: Citibank N.A., 3.99%, 09/06/07	1,975
10,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 3.86%, 09/05/07	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 3.90%, 09/05/07	21,000
	California Infrastructure & Economic Development Bank, Lance Camper Manufacturing Corp.,
6,000	Series A, Rev., VRDO, LOC: Comerica Bank, 4.10%, 09/06/07	6,000
600	Series B, Rev., VRDO, LOC: Comerica Bank, 4.10%, 09/06/07	600
7,000	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 3.93%, 09/06/07	7,000
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.94%, 09/05/07	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A,, 3.90%, 09/06/07	2,380
	California State Department of Water Resources,
2,475	Series C-8, Rev., VRDO, LOC: Bayerische Landesbank, 3.90%, 09/06/07	2,475
2,950	Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.90%, 09/06/07	2,950
	California State Public Works Board,
5,000	Series BNP-160, STARS, Rev., VRDO, AMBAC, LIQ: BNP Paribas, 3.99%, 09/05/07	5,000
1,275	Series PA-814, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.03%, 09/04/07	1,275
	California Statewide Communities Development Authority,
3,400	Series 54TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	3,400
1,650	Series 909, COP, VAR., MBIA, VRDO, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	1,650
2,800	Series J, Rev., VRDO, 3.90%, 09/05/07	2,800
5,545	Series PT-3682, Rev., VRDO, 4.12%, 09/05/07	5,545
1,000	California Statewide Communities Development Authority, Amern Baptist Home West, Rev., VRDO, LOC: Lasalle Bank N.A., 3.83%, 09/06/07	1,000
2,990	California Statewide Communities Development Authority, Chabad of California, Rev., VRDO, LOC: Comerica Bank, 3.87%, 09/05/07	2,990
650	California Statewide Communities Development Authority, EVAPCO, Series K, Rev., VRDO, LOC: Bank of America N.A., 4.15%, 09/05/07	650
1,350	California Statewide Communities Development Authority, Flambeau, Rev., VRDO, LOC: Wells Fargo Bank N.A., 4.15%, 09/05/07	1,350
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 3.90%, 09/05/07	3,700
1,000	Series B, Rev., VRDO, 3.90%, 09/05/07	1,000
21,520	Series M, Rev., VRDO, 3.90%, 09/05/07	21,520
1,395	California Statewide Communities Development Authority, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teacher’s Retirement, 4.15%, 09/05/07	1,395
1,140	California Statewide Communities Development Authority, LeSaint, Series B, Rev., VRDO, LOC: PNC Bank N.A., 4.15%, 09/05/07	1,140
	California Statewide Communities Development Authority, Merlots,
22,295	Series C-39, Rev., VRDO, FNMA, 4.05%, 09/05/07	22,295
18,395	Series G-01, Rev., VRDO, LIQ: Wachovia Bank N.A., 4.05%, 09/05/07	18,395
1,615	California Statewide Communities Development Authority, Packaging Innovation, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 4.15%, 09/05/07	1,615
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 3.94%, 09/06/07	2,000
2,575	Chabot-Las Positas Community College District, Series 87-Z, GO, VRDO, AMBAC, LIQ: Goldman Sachs Special Situation, 4.00%, 09/06/07	2,575
2,399	City of Glendale, Hospital, Series 590, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 4.07%, 09/05/07	2,398
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.95%, 09/06/07	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 3.86%, 09/06/07	3,600
4,840	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 4.12%, 09/05/07	4,840
1,965	City of Los Angeles, Wastewater Systems, Multimodal Series C, Rev., VRDO, FGIC, 3.95%, 09/06/07	1,965
3,900	City of Modesto, Health Facilities, Series 910, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	3,900
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.86%, 09/05/07	3,000
970	City of San Jose, Airport, Series ROCS-II-R-2004, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.99%, 09/06/07	970
3,925	City of Santa Rosa, Waste Water Systems Series PZ-43, Rev., VRDO, AMBAC, 4.04%, 09/05/07	3,925
7,480	Coast Community College District, Series ROCS RR-II-R-6088, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.99%, 09/06/07	7,480
4,610	Contra Costa Community College District, Series ROCS RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 3.99%, 09/06/07	4,610
	East Bay Municipal Utility District,
4,000	Series 1317-X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	4,000
2,400	Series 1414, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	2,400
7,795	Eclipse Funding Trust, Solar Eclipse - California, Series 2007-0039, GO, MBIA, VRDO, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	7,795
8,400	Eclipse Funding Trust, Solar Eclipse - Los Angeles, Series 2006-0037, Rev., FSA, VRDO, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	8,400
4,370	Eclipse Funding Trust, Solar Eclipse - Sacramento, Series 2006-0079, COP, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	4,370
10,700	Eclipse Funding Trust, Solar Eclipse - San Maria, Series 2006-0052, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	10,700
7,250	Eclipse Funding Trust, Solar Eclipse - Santa Monica, Series 2006-0031, VRDO, MBIA, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	7,250
6,945	Enhanced Return Puttable Floating Option, Series 1017, GO, VRDO, 4.06%, 09/05/07	6,945
2,985	Fairfield-Suisun Unified School District, Series ROCS RR-II-R-6019, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.99%, 09/06/07	2,985
9,345	Foothill-De Anza Community College District, Series 1787, GO, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	9,345
2,895	Fullerton School District, Series PT-1558, GO, VRDO, FGIC, 4.03%, 09/05/07	2,895
	Golden State Tobacco Securitization Corp.,
7,500	Series 1422, Rev., VRDO, FGIC-TCRS, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	7,500
6,400	Series 1436, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	6,400
10,000	Series F-C2, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	10,000
11,275	Series PA-1206, Rev., VRDO, 4.03%, 09/05/07	11,275
38,440	GS Pool Trust, Series 24TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	38,440
3,722	GS Pool Trust, Series 34TP, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.05%, 09/06/07	3,722
8,770	Hacienda La Puente Unified School District, Series PT-2877, GO, VRDO, FGIC, LIQ: Dexia Credit Local, 3.99%, 09/05/07	8,770
2,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hill S.A., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.86%, 09/05/07	2,100
570	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 4.03%, 09/05/07	570
3,265	Huntington Beach Union High School District, Merlots, Series D-07, GO, VRDO, MBIA, 4.02%, 09/05/07	3,265
	Lehman Municipal Trust Receipts,
6,370	Series 06-K90, Rev., FSA, VRDO, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	6,370
11,840	Series 06-F11, GO, VRDO, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	11,840
19,975	Series 07-F1, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	19,975

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
10,000	Series 07-F2, GO, VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	10,000
5,200	Series 07-K14, Rev., MBIA, VRDO, LIQ: Lehman Liquidity Co., 4.15%, 09/05/07	5,200
3,250	GO, VRDO, LIQ: Lehman Liquidity Co., 4.23%, 09/05/07	3,250
4,350	Series P42W, Rev., FGIC, VRDO, LIQ: Lehman Liquidity Co., 4.20%, 09/05/07	4,350
9,455	Lehman Municipal Trust Receipts, Metropolitan Water District, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.23%, 09/05/07	9,455
16,000	Long Beach Bond Finance Authority, Series 812, Class D, VRDO, AMBAC, TAN, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	16,000
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series II-C, Rev., VRDO, FNMA COLL, LIQ: FNMA, 3.86%, 09/06/07	5,440
1,850	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VRDO, LOC: Union Bank of California, 4.95%, 09/04/07	1,850
	Los Angeles Department of Water & Power,
1,965	Series ROCS-RR-II-R-4510, Rev., VRDO, MBIA, LIQ: Citigroup Global Markets, 3.99%, 09/06/07	1,965
2,000	Sub Series A-8, Rev., VRDO, 3.86%, 09/06/07	2,000
3,000	Los Angeles IDA, Packing & Shipping Project, Series AAA, Rev., VRDO, LOC: City National Bank, 4.10%, 09/06/07	3,000
	Los Angeles Unified School District
9,119	Series 924, GO, FSA, VRDO, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	9,119
2,800	Series PT-1179, GO, MBIA, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	2,800
2,885	Los Angeles Unified School District, Merlots, Series C-20, GO, VRDO, FGIC, 3.99%, 09/05/07	2,885
	Los Angeles Department of Water & Power,
12,525	Macon Trust, Various States, Series 2007-336, VRDO, LIQ: Bank Of America N.A., LOC: Bank of America N.A., 4.01%, 09/06/07	12,525
5,600	Morgan Hill Unified School District, Floating Rate Receipts, Series SG-145, GO, VRDO, FGIC, 3.99%, 09/05/07	5,600
	Municipal Securities Trust Certificates,
5,155	Series 281, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	5,155
24,045	Series 2000-96, Class A, GO, VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	24,045
6,200	Series 2006-259, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	6,200
8,595	Series 2006-287, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	8,595
2,755	Series 2007-314, Class A, Rev., FSA, VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	2,755
4,850	Series 3001, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	4,850
9,960	Series 3035, Class A, GO, VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	9,960
11,725	Series 3044, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	11,725
2,400	Series 3072, Class A, GO, FGIC, VRDO, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	2,400
5,000	Series 7021, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	5,000
2,200	Orange County, Apartments, WLCO LF Partners, Series 1, Rev., VRDO, FNMA, LIQ: FNMA, 3.86%, 09/06/07	2,200
1,000	Orange County Sanitation District, Series 1032, COP, VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	1,000
8,000	Placentia-Yorba Linda Unified School District, Series 1245, Rev., COP, VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	8,000
1,295	Poway Unified School District, PT-2113, GO, VRDO, MBIA, 3.86%, 09/05/07	1,295
	Puttable Floating Option Tax-Exempt Receipts,
7,800	Series PA-1513, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	7,800
5,000	Series PPT-1007, Class A, Rev., VRDO, 4.10%, 09/05/07	5,000
	Puttable Floating Option, Tax-Exempt Receipts, Sun America Trust,
17,000	Series 2001-1, Class A, Certificates, Rev., VRDO, LIQ: FHLMC, 4.06%, 09/05/07	17,000
16,020	Series MT-421, Rev., VRDO, 4.12%, 09/05/07	16,020
6,000	Reset Optional Certificates Trust II-R, Series ROCS-RR-II-R-681, GO, VRDO, CIFG-TCRS, LIQ: Citibank N.A., 3.99%, 09/06/07	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
2,820	Reset Optional Certificates Trust II-R, San Mateo, Series ROCS-RR-II-R-647, GO, VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 3.99%, 09/06/07	2,820
2,600	Riverside County, Public Facilities, Series B, COP, VRDO, LOC: State Street Bank & Trust Co, 3.90%, 09/04/07	2,600
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA COLL, LIQ: FMNA 3.86%, 09/06/07	4,000
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 3.91%, 09/06/07	3,020
1,920	San Bernardino County IDA, W&H Voortman, Rev., VRDO, LOC: California State Teachers Retirement, 4.15%, 09/05/07	1,920
5,000	San Diego Unified School District, Series 964-D, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	5,000
3,865	San Francisco City & County Public Utilities Commission, Series 1259-X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	3,865
2,000	San Joaquin Hills Transportation Corridor Agency, Series 44Z, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.99%, 09/06/07	2,000
1,410	San Jose Unified School District, Santa Clara County, Series 115, GO, VRDO, FGIC, 4.06%, 09/05/07	1,410
1,000	San Mateo County Board of Education, Series A, VRDO, COP, LOC: Allied Irish Bank plc, 3.90%, 09/06/07	1,000
4,190	San Mateo County Community College District, Series ROCS-RR-II-R-10000Z, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.99%, 09/06/07	4,190
300	Santa Ana Unified School District, VRDO, COP, LOC: BNP Paribas, 3.85%, 09/05/07	300
2,325	Santa Cruz County Housing Authority, Paloma Del Mar Apartments, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/05/07	2,325
1,700	Sequoia Union High School District, Series PZ-175, GO, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	1,700
	State of California,
7,170	Series A, Subseries A-3, GO, VRDO, LOC: Bank of America N.A., 3.90%, 09/05/07	7,170
9,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 3.86%, 09/05/07	9,600
5,400	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.90%, 09/06/07	5,400
11,525	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.89%, 09/06/07	11,525
3,595	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	3,595
1,760	Series PT-1236, GO, VRDO, LIQ: Merrill Lynch Capital Services, 4.04%, 09/05/07	1,760
1,245	Series PT-2831, GO, VRDO, AMBAC, 3.99%, 09/05/07	1,245
1,050	Series SG-85, GO, VAR., FGIC-TCRS, LIQ: Societe Generale, 4.06%, 09/03/07	1,050
	State of California, Economic Recovery,
2,900	Series C-14, Rev., VRDO, XLCA, 3.90%, 09/05/07	2,900
400	Series C-21, Rev., VRDO, XLCA, 3.90%, 09/05/07	400
1,000	State of California, Macon Trust, Series N, GO, VRDO, AMBAC, 3.97%, 09/06/07	1,000
	State of California, Municipal Securities Trust Receipts,
250	Series 2, Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 3.97%, 09/06/07	250
1,175	Series SGA-7, GO, VRDO, FSA, 3.97%, 09/05/07	1,175
300	Series SGA-40, GO, VRDO, FGIC, 3.97%, 09/05/07	300
4,155	Series SGA-54, GO, VRDO, AMBAC, 3.97%, 09/05/07	4,155
100	Series SGA-55, GO, VRDO, FGIC, 3.97%, 09/05/07	100
1,445	Series SGA-58, Rev., VRDO, FGIC, 3.97%, 09/05/07	1,445
15,000	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 4.01%, 09/06/07	15,000
	State of California, UBS Municipal,
2,000	Series 2006-1005, GO, VRDO, MBIA, 3.98%, 09/06/07	2,000
10,000	Series 2007-1031, Rev., VRDO, 4.01%, 09/06/07	10,000
2,520	University of California, Series 1198, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.03%, 09/06/07	2,520
1,970	West Contra Costa Unified School District, Series PT-1828, GO, VRDO, FGIC, 4.06%, 09/05/07	1,970

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
4,350	West Valley-Mission Community College District, Series PT-3446, GO, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.06%, 09/05/07	4,350
		802,591
	Puerto Rico — 8.4%
5,000	Commonwealth of Puerto Rico, Series PA-943, GO, VRDO, MBIA-IBC, LIQ: Merrill Lynch Capital Services, 3.98%, 09/05/07	5,000
10,000	DFA Municipal Trust, Various States Series 1, Rev., FRN, VRDO, LIQ: Depfa Bank plc, 4.00%, 09/06/07	10,000
3,400	Lehman Municipal Trust Receipts, Series F-6, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 4.20%, 09/05/07	3,400
	Municipal Securities Trust Certificates,
4,200	Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.98%, 09/06/07	4,200
1,150	Series 2002-199, Class A, GO, VRDO, MBIA-IBC, LIQ: Bear Stearns Capital Markets, 3.98%, 09/06/07	1,150
700	Series 7005, Class A, Rev., SO, VRDO, LIQ: Bear Stearns Capital Markets, 3.98%, 09/06/07 (p)	700
28,200	Puerto Rico Electric Power Authority, Series ROCS-RR-II-11001-CE, Rev., VRDO, LIQ: Citibank N.A., 4.00%, 09/06/07	28,200
2,000	Puerto Rico Highway & Transportation Authority, Series ROCS-RR-II-R-785-CE, Rev., VRDO, LIQ: Citigroup Global Markets, 4.00%, 09/06/07	2,000
500	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VRDO, FGIC, 3.97%, 09/06/07	500
1,150	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VRDO, TOCS, LIQ: Bank of New York, 3.96%, 09/06/07	1,150
9,870	Puerto Rico Municipal Finance Agency, Series PA-609, Rev., VRDO, FSA, 3.98%, 09/05/07	9,870
4,550	Puerto Rico Public Buildings Authority, Series 747D, Rev., VRDO, CIFG-TCRS, LIQ: Morgan Stanley Dean Witter, 4.02%, 09/06/07	4,550
14,600	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	14,600
1,300	TICS-TOCS Trust, Series 2001-2, GO, VRDO, FSA, LIQ: Bank of New York, 3.96%, 09/06/07	1,300
5,000	UBS Municipal Certificates, Various States, Series 2007-9, Rev., VRDO, 3.98%, 09/06/07	5,000
		91,620
	Total Weekly Demand Notes (Cost $894,211)	894,211
Quarterly Demand Note — 0.5%
	Puerto Rico — 0.5%
6,000	Puerto Rico Electric Power Authority, Series UU-SGB-69, Rev., VRDO, FSA, LIQ: Societe Generale, 3.80%, 10/01/07 (Cost $6,000)	6,000
	Total Investments — 99.4% (Cost $1,087,002)*	1,087,002
	Other Assets in Excess of Liabilities — 0.6%	6,154
	NET ASSETS — 100.0%	$1,093,156

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 8.3% (n)
	Michigan — 8.3%
5,000	Michigan State Building Authority, Series 5, 3.72%, 11/20/07	5,000
	Michigan State Housing Development Authority,
2,400	3.67%, 10/17/07	2,400
3,400	3.72%, 10/15/07	3,400
	Total Commercial Paper (Cost $10,800)	10,800
Daily Demand Notes — 7.1%
	Michigan — 7.1%
	Michigan State Hospital Authority, Trinity Health Credit,
480	Series E, Rev., VRDO, 3.95%, 09/04/07	480
1,295	Series F, Rev., VRDO, 3.95%, 09/04/07	1,295
1,160	Series G, Rev., VRDO, CIFG, 3.95%, 09/04/07	1,160
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 4.08%, 09/04/07	1,200
2,000	Michigan State Housing Development Authority, Rental Housing, Series 2006-C, Rev., VRDO, AMT, FSA, 4.00%, 09/04/07	2,000
	Municipal Securities Trust Certificates,
865	Series 2001-166, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07	865
2,200	Series 2006-277, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07	2,200
	Total Daily Demand Notes (Cost $9,200)	9,200
Monthly Demand Note — 1.5%
	Michigan — 1.5%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VRDO, LOC: Wells Fargo Bank, N.A., 3.73%, 09/01/07 (Cost $1,900)	1,900
Municipal Notes & Bonds — 9.2%
	Michigan — 9.2%
2,000	City of Detroit, Sewer Disposal System, Second Lien, Series E, Rev., VRDO, FGIC, LIQ: Depfa Bank plc, 3.74%, 07/10/08	2,000
4,000	City of Kalamazoo, EDC, Heritage Project, TAN, GO, VAR, 4.25%, 12/01/07	4,006
2,000	Dearborn School District, SAAN, GO, 4.25%, 09/21/07	2,001
2,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VRDO, FSA Q-SBLF, LIQ: U.S. Bank N.A., 3.65%, 03/08/08	2,000
2,000	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	2,015
	Total Municipal Notes & Bonds (Cost $12,022)	12,022
Weekly Demand Notes — 73.2%
	Michigan — 70.6%
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 4.06%, 09/06/07	920
3,350	Series 2006-1, Rev., VRDO, AMT, GNMA COLL, 4.06%, 09/06/07	3,350
710	Allen Park Public School District, Merlots-C02, GO, VRDO, FSA Q-SBLF, 4.02%, 09/05/07	710
2,495	City of Detroit, EDC, Merlots-A90-4/00, Rev., VRDO, AMBAC, 4.10%, 09/05/07	2,495
1,245	City of Detroit, Sewer Disposal System, Series PT-2595, Rev., VRDO, MBIA, 4.02%, 09/07/07	1,245
3,185	City of Detroit, Water Supply System, Series PT-2587, Rev., VRDO, FGIC, 3.74%, 09/07/07	3,185
4,000	Dearborn School District, P-FLOATS-PT-2641, GO, VRDO, FSA Q-SBLF, LIQ: Merrill Lynch Capital Services, 4.09%, 09/09/07	4,000
1,000	Grand Rapids EDC, Baker Knapp & Tubbs Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.02%, 09/05/07	1,000
900	Grand Rapids EDC, Limited Obligation, Cornerstone University, Rev., VRDO, LOC: National City Bank, 4.03%, 09/06/07	900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	2,555
2,650	Kenowa Hills Public Schools, Series PT-2552, GO, VRDO, FGIC Q-SBLF, 4.09%, 09/04/07	2,650
3,100	Michigan Higher Education Student Loan Authority, Merlots, Series C-23, Rev., VRDO, AMBAC, 4.07%, 09/05/07	3,100
1,380	Michigan State Building Authority, P-FLOATS-PZ-140, Rev., VRDO, FGIC, 4.09%, 09/09/07	1,380
	Michigan State Housing Development Authority,
2,200	Series A, Rev., VRDO, AMT, MBIA, 4.20%, 09/05/07	2,200
6,000	Series B, Rev., VRDO, AMT, 4.18%, 09/05/07	6,000

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 4.00%, 09/07/07	1,000
1,700	Michigan State Housing Development Authority, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.94%, 09/06/07	1,700
2,000	Michigan State Housing Development Authority, Rental Housing, Series MT-267, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 4.12%, 09/09/07	2,000
575	Michigan State University, Series A-2, Rev., VRDO, 4.00%, 09/05/07	575
1,175	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	1,175
800	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VRDO, LOC: Standard Federal Bank, 4.06%, 09/05/07	800
940	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VRDO, LOC: Firstar Bank N.A., 4.12%, 09/06/07	940
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 4.09%, 09/06/07	4,170
375	Michigan Strategic Fund, Dennenlease LC Project, Rev., VRDO, LOC: Old Kent Bank & Trust, 4.11%, 09/06/07	375
1,545	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VRDO, AMT, LOC: First Union National Bank, 4.17%, 09/06/07	1,545
1,935	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 4.12%, 09/05/07	1,935
195	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VRDO, LOC: First of America Bank, 4.11%, 09/06/07	195
1,600	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: LaSalle Bank N.A., 4.02%, 09/06/07	1,600
1,275	Michigan Strategic Fund, Monarch Hydraulics, Inc. Project, Rev., VRDO, LOC: Fifth Third Bank, 4.09%, 09/06/07	1,275
2,145	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VRDO, LOC: Fifth Third Bank, 4.12%, 09/06/07	2,145
345	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	345
1,140	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VRDO, AMT, LOC: Comerica Bank, 4.11%, 09/06/07	1,140
2,000	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	2,000
2,525	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank, 4.12%, 09/06/07	2,525
1,200	Michigan Strategic Fund, Saginaw Products Corp., Project, Limited Obligation, Rev., VRDO, 4.11%, 09/06/07	1,200
4,975	Michigan Strategic Fund, Solid Waste Disposal Trust, Floating Rate Trust Receipts, Rev., VRDO, AMT, LOC: Lehman Brothers Special Financing, 4.30%, 09/12/07	4,975
1,003	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VRDO, AMT, LOC: Barclays Bank New York, 3.95%, 09/12/07	1,003
2,220	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 4.09%, 09/06/07	2,220
1,545	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 4.06%, 09/06/07	1,545
650	Oakland County, EDC, IBC N.A., Inc. Project, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	650
2,700	Oakland County, EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 4.06%, 09/05/07	2,700
3,000	South Redford School District, Series 2928, GO, VRDO, MBIA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 4.09%, 09/07/07	3,000
2,750	UBS Municipal Certificates, Various States, GO, VRDO, MBIA Q-SBLF, 4.03%, 09/06/07	2,750
	Wayne Charter County Airport, Detroit Metropolitian,
1,200	Series A, Rev., VRDO, AMT, FGIC, 3.99%, 09/05/07	1,200
5,320	Series B, Rev., VRDO, AMT, AMBAC, LOC: Helaba, 3.99%, 09/05/07	5,320
2,150	Wayne County Airport Authority, Detroit Metropolitan, Series 1327, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.08%, 09/06/07	2,150
		91,843

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Puerto Rico - 2.6%
3,400	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	3,400
	Total Weekly Demand Notes (Cost $95,243)	95,243
	Total Investments — 99.3% (Cost $129,165)*	129,165
	Other Assets in Excess of Liabilities — 0.7%	906
	NET ASSETS — 100.0%	$130,071

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 4.3% (n)
	New York — 4.3%
20,000	New York City, 3.73%, 12/14/07	20,000
	New York City Municipal Water Finance Authority,
20,000	3.62%, 12/10/07	20,000
35,000	3.71%, 11/01/07	35,000
10,000	3.72%, 10/11/07	10,000
2,000	New York State Dormitory Authority, 3.62%, 12/10/07	2,000
	Total Commercial Paper (Cost $87,000)	87,000
Daily Demand Notes — 4.4%
	New York — 4.4%
19,250	Eclipse Funding Trust, Solar Eclipse, Series 2005-0005, Rev., FSA, VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.79%, 09/04/07	19,250
70	Jay Street Development Corp, Series A-4, Rev., VRDO, LOC: Depfa Bank plc, 3.99%, 09/04/07	70
	Lehman Municipal Trust Receipts,
15,740	Series 07-P7, Rev., VRDO, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 4.00%, 09/04/07	15,740
2,250	Series 07-P8, Rev., VRDO, AMBAC, FGIC, LIQ: Lehman Liquidity Co., 4.00%, 09/04/07	2,250
2,785	Series 07-P9, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 4.00%, 09/04/07	2,785
150	Long Island Power Authority, Series 2-2B, Rev., VRDO, LOC: Bayerische Landesbank, 3.99%, 09/04/07	150
100	Metropolitan Transportation Authority, Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.94%, 09/04/07	100
1,030	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 4.00%, 09/04/07 (e)	1,030
	New York City,
800	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank AG, 3.90%, 09/04/07	800
390	Sub Series A-6, GO, VRDO, FSA, 3.90%, 09/04/07	390
2,600	Sub Series B-5, GO, VRDO, MBIA, 3.94%, 09/04/07	2,600
1,110	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 3.90%, 09/04/07	1,110
100	Sub Series H-1, GO, VRDO, LOC: Dexia Credit, 3.90%, 09/04/07	100
200	Sub Series H-2, GO, VRDO, MBIA, 3.94%, 09/04/07	200
2,990	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 3.99%, 09/04/07	2,990
19,930	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.96%, 09/04/07	19,930
	New York City, Municipal Water Finance Authority,
3,425	Series AA-1, Rev., VRDO, 3.87%, 09/04/07	3,425
1,100	Series G, Rev., VRDO, FGIC, 3.99%, 09/04/07	1,100
7,825	Sub Series C-1, Rev., VRDO, 3.92%, 09/04/07	7,825
1,000	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VRDO, 3.90%, 09/04/07	1,000
	New York City Transitional Finance Authority, New York City Recovery,
540	Sub Series 3-B, Rev., VRDO, 3.99%, 09/04/07	540
3,755	Sub Series 3-H, Rev., VRDO, 3.95%, 09/04/07	3,755
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 4.00%, 09/04/07	1,055
100	New York Local Government Assistance Corp., Municipal Securities Trust Receipts, Series SGA-59, Rev., VRDO, 4.00%, 09/04/07	100
880	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.96%, 09/04/07	880
	Total Daily Demand Notes (Cost $89,175)	89,175
Municipal Notes & Bonds — 8.4%
	New York — 8.4%
13,000	Board of Cooperative Educational Services for the Sole Supervisory District, RAN, Rev., 3.60%, 12/28/07	13,015
10,000	City of Albany, RAN, GO, 3.62%, 01/31/08	10,012
7,000	City of Haverstraw, BAN, GO, 4.00%, 03/14/08	7,013
14,000	Clarkstown Central School District, TAN, GO, 3.88%, 11/02/07	14,004
21,130	Eclipse Funding Trust, Solar Eclipse, Series 2006-0159, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 3.76%, 12/05/07	21,130
5,000	Elmira City School District, BAN, GO, 4.00%, 03/20/08	5,009
7,495	Long Island Power Authority, Electric Systems, Series PT-386, Rev., 3.94%, 09/12/07	7,495
4,450	Mattituck-Cutchogue Union Free School District, Series B, BAN, 3.88%, 01/24/08	4,453
3,795	New York City, Series B, GO, 4.50%, 08/01/08	3,824

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Notes & Bonds — Continued
	New York — Continued
23,000	New York Power Authority (The), GO, VRDO, LIQ: Bank of Nova Scotia, 3.65%, 03/01/08	23,000
2,670	New York State Dormitory Authority, Series PA-419, Rev., MBIA, VRDO, 4.01%, 02/15/23	2,670
1,160	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series D, Rev., 4.50%, 09/15/07	1,160
5,400	Pearl River Union Free School District, BAN, GO, 4.25%, 09/19/07	5,402
13,090	Port Authority of New York & New Jersey, Rev., VRDO, 4.05%, 12/01/14	13,090
7,000	Putnam County, TAN, GO, 3.50%, 11/15/07	7,006
5,460	Town of Webster, BAN, GO, 4.25%, 09/20/07	5,461
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., 4.05%, 01/01/17	4,995
20,915	Westchester County, BAN, Rev., 3.74%, 12/20/07	20,917
	Total Municipal Notes & Bonds (Cost $169,656)	169,656
Weekly Demand Notes — 82.9%
	New York — 77.9%
	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VRDO, AMBAC, 4.00%, 09/06/07	8,985
6,165	Series 2006-32, GO, VRDO, MBIA-IBC, 4.00%, 09/06/07	6,165
370	Albany Industrial Development Agency, Newkirk Productions, Inc., Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 4.00%, 09/06/07	370
6,135	Austin Trust Various States, Series 2007-159, Rev., VRDO, LIQ: Bank of America N.A., 3.99%, 09/06/07	6,135
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,110	Series A, Rev., VRDO, LOC: Bank of New York, 3.98%, 09/06/07	10,110
14,215	Series A, Rev., VRDO, LOC: Keybank N.A., 3.98%, 09/06/07	14,215
12,085	Eagle Tax-Exempt Trust, Weekly Options Mode, Series 94-3203, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.01%, 09/06/07	12,085
	Eagle Tax-Exempt Trust, Weekly Partner Certificate,
3,300	Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 4.03%, 09/06/07	3,300
4,000	Series 2002-6003, Class A, Rev., VRDO, FSA, 4.03%, 09/06/07	4,000
8,135	Series A, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 4.03%, 09/06/07 (e)	8,135
24,680	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	24,680
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,490	Series 2006-0028, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	2,490
9,770	Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	9,770
8,200	Eclipse Funding Trust, Solar Eclipse New York, Series 2006-0029, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., 3.97%, 09/06/07	8,200
	Erie County Water Authority,
7,700	Series A, Rev., VRDO, AMBAC, 3.87%, 09/05/07	7,700
1,400	Series B, Rev., VRDO, AMBAC, 3.87%, 09/05/07	1,400
2,200	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project, Rev., VRDO, LOC: Fleet National Bank, 3.95%, 09/05/07	2,200
3,985	Glen Cove Housing Authority, Series 57-G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 4.02%, 09/06/07	3,985
3,040	Great Neck North Water Authority, Water System, Series A, Rev., VRDO, FGIC, 4.10%, 09/05/07	3,040
700	Guilderland IDA, North Eastern Industrial Park, Series A, Rev., VRDO, LOC: Fleet Bank of New York, 3.95%, 09/05/07	700
12,425	Hempstead Town IDA, Series A, Rev., VRDO, CTFS, 4.02%, 09/06/07	12,425
6,390	Hudson Yards Infrastructure Corp., Series 1608, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	6,390
3,485	Liberty Development Corp., Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	3,485
	Long Island Power Authority, Electric Systems,
9,230	Series 822D, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	9,230
300	Series D, Rev., VRDO, FSA, 4.05%, 09/05/07	300
3,500	Series G, Rev., VRDO, FSA, 3.86%, 09/05/07	3,500
300	Series H, Rev., VRDO, FSA, 3.94%, 09/05/07	300
4,360	Series PA-841, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.01%, 09/05/07	4,360
8,780	Series SG-125, Rev., VRDO, MBIA-IBC, LIQ: Societe Generale, 3.99%, 09/05/07	8,780

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	Metropolitan Transportation Authority,
768	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	768
6,970	Series A-1, Rev., VRDO, XLCA, 3.91%, 09/06/07	6,970
6,090	Series D-2, Rev., VRDO, FSA, 3.91%, 09/06/07	6,090
4,600	Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 3.93%, 09/06/07	4,600
6,300	Series G-1, Rev., VRDO, AMBAC, 3.90%, 09/05/07	6,300
1,700	Series G-2, Rev., VRDO, AMBAC, 3.90%, 09/05/07	1,700
5,405	Series PA-1105, Rev., VRDO, 4.05%, 09/05/07	5,405
5,935	Series PT-1547, Rev., VRDO, FGIC, 4.01%, 09/05/07	5,935
10,445	Sub Series A-1, GO, VRDO, CIFG, 3.91%, 09/06/07	10,445
4,110	Sub Series A-2, GO, VRDO, CIFG, 3.90%, 09/06/07	4,110
1,790	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VRDO, FSA, 3.90%, 09/06/07	1,790
	Metropolitan Transportation Authority, EAGLE,
3,300	Series 2002-6021, Class A, Rev., VRDO, MBIA, 4.03%, 09/06/07	3,300
5,000	Series 2002-6028, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 4.03%, 09/06/07	5,000
14,870	Metropolitan Transportation Authority, Merlots, Series B-16, Rev., VRDO, 4.02%, 09/05/07	14,870
11,440	Monroe County IDA, Rochester Institute Project, Series A, Rev., VRDO, LOC: First Union National Bank, 3.92%, 09/05/07	11,440
	Municipal Securities Trust Certificates,
500	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	500
8,845	Series 2001-120, Class A, Rev., FGIC, VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	8,845
6,320	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07 (e)	6,320
9,995	Series 2001-176, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	9,995
11,810	Series 2002-203 Class A, Rev., VRDO, FSA-CR, GO OF CORP, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	11,810
9,995	Series 2002-207, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, MBIA, 4.01%, 09/06/07	9,995
12,785	Series 2007-307, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	12,785
10,420	Series 2007-310, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	10,420
12,570	Series 2007-326, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	12,570
12,495	Series 7001, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets, 3.99%, 09/06/07	12,495
9,835	Series 7041, Class A, Rev., VRDO, FHA, LIQ: Bear Stearns Capital Markets, 3.99% 09/06/07	9,835
5,650	Series 7068, Rev., VRDO, Class A, LIQ: Bear Stearns Capital Markets, 4.01%, 09/06/07	5,650
	Munitops II,
9,725	Series 2007-43, Rev., VRDO, 4.00%, 09/06/07	9,725
13,000	Series 2007-55, Rev., VRDO, 4.00%, 09/06/07	13,000
5,595	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, FSA, 3.82%, 09/05/07	5,595
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VRDO, FSA, CNTY GTD, 3.91%, 09/06/07	13,400
2,200	Sub Series 2004-C3, Rev., VRDO, FSA, CNTY GTD, 3.91%, 09/06/07	2,200
	New York City,
1,585	Series A-8, GO, VRDO, AMBAC, 3.92%, 09/05/07	1,585
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 3.91%, 09/05/07	3,800
9,320	Series 1998, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	9,320
3,000	Series F-2, GO, VRDO, LOC: Depfa Bank plc, 3.88%, 09/05/07	3,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 3.91%, 09/05/07	11,500
13,500	Sub Series A-2, Rev., VRDO, LOC: Bank of America N.A., 3.92%, 09/05/07	13,500
15,400	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 3.92%, 09/05/07	15,400
2,700	Sub Series A-6, GO, VRDO, LOC: Helaba, 3.94%, 09/05/07	2,700
12,050	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden, 3.86%, 09/05/07	12,050
3,550	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 3.91%, 09/05/07	3,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
15,000	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 3.88%, 09/05/07	15,000
1,600	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 3.92%, 09/05/07	1,600
5,995	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 3.87%, 09/05/07	5,995
2,000	Sub Series F-3, GO, VRDO, LOC: Royal Bank of Scotland, 3.94%, 09/06/07	2,000
17,900	Sub Series G-2, GO, VRDO, LIQ: Bank of Nova Scotia, 3.92%, 09/05/07	17,900
13,285	Sub Series H-2, GO, VRDO, LOC: Bank of New York, 3.87%, 09/05/07	13,285
6,495	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 3.92%, 09/05/07	6,495
3,620	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.88%, 09/05/07	3,620
100	Sub Series H-4, GO, VRDO, AMBAC, 3.88%, 09/05/07	100
6,200	Sub Series H-6, GO, VRDO, MBIA, 3.86%, 09/05/07	6,200
6,900	New York City Housing Development Corp., Series A, Rev., VRDO, LIQ: FNMA, 3.92%, 09/05/07	6,900
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, LIQ: FNMA, 3.91%, 09/05/07	10,300
3,400	New York City Housing Development Corp., 100 Jane Street Development, Series A, AMT, Rev., VRDO, LIQ: FNMA, 3.92%, 09/05/07	3,400
5,000	New York City Housing Development Corp., 201 Pearl Street Development, Series A, Rev., VRDO, LIQ: FNMA, 3.91%, 09/05/07	5,000
200	New York City Housing Development Corp., Brittany Development, Series A, Rev., VRDO, LIQ: FNMA, 3.92%, 09/05/07	200
3,700	New York City Housing Development Corp., Brookhaven Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	3,700
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VRDO, LIQ: FNMA, 3.94%, 09/05/07	5,700
2,750	New York City Housing Development Corp., Chelsea Arms, Series A, Rev, VRDO, LIQ: FNMA, 3.95%, 09/05/07	2,750
200	New York City Housing Development Corp., Lyric Development, Series A, Rev., VRDO, LIQ: FNMA, 3.94%, 09/05/07	200
1,900	New York City Housing Development Corp., Mortgage-55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 3.93%, 09/05/07	1,900
2,000	New York City Housing Development Corp., Mortgage-155 West 21st Street, AMT, Series A, Rev., VRDO, LOC: Bank of New York, 3.97%, 09/05/07	2,000
5,300	New York City Housing Development Corp., Mortgage-Ogden Ave Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.92%, 09/05/07	5,300
2,215	New York City Housing Development Corp., Mortgage-Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.97%, 09/05/07	2,215
8,800	New York City Housing Development Corp., Mortgage-Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	8,800
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, LIQ: FNMA, 3.94%, 09/05/07	3,200
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	300
4,900	New York City Housing Development Corp, Progress of Peoples Development, Series A, Rev., VRDO, LIQ: FNMA, 3.97%, 09/05/07	4,900
5,000	New York City Housing Development Corp., Susan’s Court, Series A, Rev., VRDO, FNMA, LOC: Citibank N.A., 3.95%, 09/05/07	5,000
8,750	New York City Housing Development Corp., The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.92%, 09/05/07	8,750
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, Rev., AMT, VRDO, LIQ: FNMA, 3.92%, 09/05/07	3,300
10,000	New York City Housing Development Corp., West 61st Street Apartments, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 3.97%, 09/05/07	10,000
2,400	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 4.04%, 09/05/07	2,400
9,900	New York City Housing Development Corp., White Plains Apartment, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.92%, 09/05/07	9,900

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VRDO, LOC: Allied Irish Bank plc, 3.99%, 09/06/07	2,000
3,115	New York City Industrial Development Agency, Allen Steveson School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.98%, 09/06/07	3,115
870	New York City Industrial Development Agency, American Society Technion Project, Rev., VRDO, LIQ: Allies Irish Bank plc, 3.87%, 09/05/07	870
2,390	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VRDO, LOC: Bank of New York, 3.98%, 09/06/07	2,390
13,000	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.98%, 09/06/07	13,000
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.93%, 09/06/07	9,000
3,010	New York City Industrial Development Agency, Hewitt School Project, Rev., VRDO, LOC: Allied Irish Bank plc, 3.98%, 09/06/07	3,010
9,400	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 3.95%, 09/05/07	9,400
6,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VRDO, LOC: Bank of America, N.A., 3.98%, 09/05/07	6,000
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 3.98%, 09/06/07	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 3.97%, 09/05/07	580
5,000	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA, 3.95%, 09/06/07	5,000
1,065	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 4.15%, 09/06/07	1,065
	New York City, Municipal Securities Trust Receipts,
680	Series SG-109, GO, VRDO, LIQ: Societe Generale, 4.05%, 09/05/07	680
510	Series SGA-51, GO, VRDO, AMBAC, 3.97%, 09/05/07	510
390	Series SGB-36, GO, VRDO, AMBAC, LIQ: Societe Generale, 3.99%, 09/06/07	390
	New York City, Municipal Water Finance Authority,
18,015	ROCS-RR-II-R-385, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.75%, 09/06/07	18,015
8,410	Series PA-447, Rev., VRDO, FGIC-TCRS, 4.01%, 09/05/07	8,410
6,495	Series PA-900, Rev., VRDO, 4.02%, 09/05/07	6,495
2,900	Series PA-1076, Rev., VRDO, 4.02%, 09/05/07	2,900
5,900	Sub Series C-2, Rev., VRDO, 3.88%, 09/06/07	5,900
6,700	Sub Series F-1, Rev., VRDO, 3.88%, 09/05/07	6,700
4,900	New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, Floating Rate Trust Receipts, Series PMD-10, COP, VRDO, AMBAC, 3.98%, 09/06/07	4,900
	New York City Transitional Finance Authority,
4,885	ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 4.05%, 09/06/07	4,885
5,415	Series R-10088, Rev., VRDO, LIQ: Citibank N.A., 4.08%, 09/06/07	5,415
9,570	Sub Series 2-B, Rev., VRDO, LIQ: Dexia Credit Local, 4.05%, 09/05/07	9,570
10,030	Sub Series 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.90%, 09/05/07	10,030
2,715	Sub Series 2-E, Rev., VRDO, 3.82%, 09/05/07	2,715
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 3.91%, 09/05/07	600
	New York City Transitional Finance Authority, New York City Recovery,
2,900	Sub Series 3-C, Rev., VRDO, 3.82%, 09/05/07	2,900
5,000	Sub Series 3-D, Rev., VRDO, 3.82%, 09/05/07	5,000
2,300	New York City Trust for Cultural Resources, Series 162, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/05/07	2,300
1,600	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 3.87%, 09/05/07	1,600
10,000	New York Convention Center Operating Corp., Series 1007, Rev., VRDO, AMBAC, 4.00%, 09/06/07	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York Local Government Assistance Corp.,
11,679	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.85%, 09/05/07	11,679
4,200	Series D, Rev., VRDO, LOC: Societe Generale, 3.87%, 09/05/07	4,200
8,150	Series F, Rev., VRDO, LOC: Societe Generale, 3.94%, 09/05/07	8,150
8,700	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 3.86%, 09/05/07	8,700
	New York Local Government Assistance Corp., Floating Rate Receipts,
1,195	Series SG-99, Rev., VRDO, AMBAC, 3.99%, 09/05/07	1,195
120	Series SG-100, Rev., VRDO, MBIA-IBC, 3.99%, 09/05/07	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 3.85%, 09/05/07	13,150
12,400	New York Mortgage Agency, Homeowner Mortgage, Series 122, Rev., VRDO, 4.04%, 09/05/07	12,400
	New York State Dormitory Authority,
3,810	Series 1143, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	3,809
7,084	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	7,084
4,415	Series PA-409, Rev., VRDO, AMBAC, FHA, 4.01%, 09/05/07	4,415
3,545	Series PA-449, Rev., VRDO, FSA, 4.01%, 09/05/07	3,545
670	Series PA-541, Rev., VRDO, AMBAC, FHA, 4.01%, 09/05/07	670
5,655	Series PT-1447, Rev., VRDO, MBIA, 4.01%, 09/05/07	5,655
10,835	Series PT-1621, Rev., VRDO, MBIA, 4.01%, 09/05/07	10,835
7,905	Series PT-2240, Rev., VRDO, FSA, 4.05%, 09/05/07	7,905
	New York State Dormitory Authority, Mental Health Services,
9,540	Series F-2C, FSA, 4.05%, 09/06/07	9,540
1,600	Sub Series D-2C, Rev., VRDO, MBIA, 3.90%, 09/06/07	1,600
3,855	Sub Series D-2D, Rev., VRDO, AMBAC, 3.95%, 09/06/07	3,855
10,845	Sub Series D-2E, Rev., VRDO, 3.91%, 09/06/07	10,845
4,000	Sub Series D-2G, Rev, VRDO, 3.91%, 09/06/07	4,000
1,600	Sub Series D-2H, Rev., VRDO, 3.91%, 09/06/07	1,600
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 3.97%, 09/05/07	5,805
385	New York State Dormitory Authority, New York Public Library, Series A, Rev., VRDO, MBIA, 3.94%, 09/05/07	385
	New York State Dormitory Authority, Rochester University,
4,800	Series A-1, Rev., VRDO, MBIA, 3.87%, 09/05/07	4,800
5,300	Series B-1, Rev., VRDO, MBIA, 4.10%, 09/05/07	5,300
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VRDO, LOC: Citibank N.A., 3.94%, 09/05/07	5,100
575	Series C-2, Rev., VRDO, LOC: Citibank N.A., 3.95%, 09/05/07	575
	New York State Energy Resources & Development Authority, Orange & Rockland Project,
600	Series A, Rev., VRDO, AMBAC, 3.86%, 09/05/07	600
4,300	Series A, Rev., VRDO, FGIC, LIQ: National Australia Bank, 3.86%, 09/05/07	4,300
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VRDO, AMBAC, 4.01%, 09/05/07	10,450
8,280	New York State Environmental Facilities Corp., ROCS-RR-II-R10120, Rev., VRDO, FSA, LIQ: Citibank N.A., 4.08%, 09/06/07	8,280
13,297	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 4.04%, 09/06/07	13,296
	New York State Housing Finance Agency,
12,500	Series C, Rev., VAR, LOC: Dexia Credit Local, 3.91%, 09/05/07	12,500
850	Series D, Rev., VAR, LOC: State Street Bank & Trust Co., 3.91%, 09/05/07	850
1,300	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VRDO, LIQ: FHLMC, 3.94%, 09/05/07	1,300
	New York State Housing Finance Agency, 101 West End,
8,600	Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	8,600
1,150	Series 883, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	1,150
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 3.92%, 09/05/07	2,000
5,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.95%, 09/05/07	5,000
10,400	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, LIQ: FHLMC, 3.94%, 09/05/07	10,400
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.95%, 09/05/07	6,800
11,050	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	11,050
10,000	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.97%, 09/05/07	10,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	4,400
17,100	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	17,100
8,700	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Bank of New York, 3.88%, 09/05/07	8,700
16,900	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	16,900
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VRDO, LIQ: FHLMC, 3.92%, 09/05/07	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.87%, 09/05/07	3,300
5,085	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 3.95%, 09/05/07	5,085
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VRDO, LOC: BNP Paribas, 3.91%, 09/05/07	6,300
10,500	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, LOC: FNMA, 4.00%, 09/05/07	10,500
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, LIQ: FHLMC, 3.95%, 09/05/07	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	3,400
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	9,350
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, LIQ: FHLMC, 3.95%, 09/05/07	15,005
5,000	Series 2001-A, Rev., VRDO, LIQ: FHLMC, 3.95%, 09/05/07	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	6,700
8,800	New York State Housing Finance Agency, West 23rd Street Housing, Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	8,800
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, LIQ: FNMA, 3.92%, 09/05/07	7,700
5,600	New York State Housing Finance Agency, West 38th Street Housing, Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	5,600
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, LIQ: FNMA, 3.95%, 09/05/07	5,700
11,600	Series A, Rev., VRDO, LIQ: FNMA, 4.04%, 09/05/07	11,600
4,185	New York State Thruway Authority, Series 1194, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07	4,185
24,000	New York State Thruway Authority, EAGLE, Series 720053022, Class A, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 4.02%, 09/06/07	24,000
13,100	New York State Thruway Authority, Floating Rate Receipts, Series SG-121, Rev., VRDO, LIQ: Societe Generale, 3.99%, 09/05/07	13,100
20,000	New York State Urban Development Corp., ROCS-RR-II-R-10011CE, LIQ: Citigroup Financial Products, 4.04%, 09/06/07	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York State Urban Development Corp., State Facilities & Equipment,
12,200	Sub Series A-3-B, Rev., VRDO, CIFG, 3.86%, 09/06/07	12,200
100	Sub Series A-3-C, Rev., VRDO, CIFG, 4.05%, 09/06/07	100
4,995	Niagara Falls Bridge Commission, Series PA-530, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 4.05%, 09/05/07	4,995
2,770	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 4.15%, 09/06/07	2,770
6,820	Oneida County Industrial Development Agency, Industrial Development Campion Home, Rev., VRDO, LOC: Credit Suisse First Boston, 3.96%, 09/06/07	6,820
1,865	Oneida County Industrial Development Agency, Oriskany, VRDO, LOC: NBT Bank N.A., 4.15%, 09/06/07	1,865
4,335	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 4.00%, 09/05/07	4,335
1,300	Onondaga County Industrial Development Agency, Refunding Solvay Paperboard Project, Rev., VRDO, LOC: Citibank N.A., 4.10%, 09/06/07	1,300
3,800	Onondaga County Industrial Development Agency, Solvay Paperboard Project, Series A, Rev., VRDO, LOC: Citibank N.A., 4.10%, 09/06/07	3,800
3,400	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VRDO, LOC: Citizens Bank N.A., 3.98%, 09/06/07	3,400
15,000	Port Authority of New York & New Jersey, Series 1928, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.04%, 09/06/07 (i)	15,000
3,650	Port Chester Industrial Development Agency, 40 Pearl Street, LOC: Bank of New York, 4.05%, 09/06/07	3,650
855	Port Jervis Industrial Development Agency, The Future Home Technical, Inc., Rev., VRDO, LOC: Bank of New York, 4.15%, 09/05/07	855
9,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.15%, 09/05/07	9,995
3,990	Rockland County Industrial Development Authority, Rev., VRDO, LOC: Bank of New York, 3.98%, 09/05/07	3,990
1,010	Rockland County Industrial Development Authority, Shock Tech, Inc., Project, Rev., VRDO, LOC: Bank of New York, 4.15%, 09/06/07	1,010
1,100	Rockland County Industrial Development Agency, X Products Corp., Project, Rev., VRDO, LOC: Bank of New York, 4.05%, 09/06/07	1,100
18,500	State of New York, Series B, GO, VRDO, LOC: Dexia Credit Local, 3.70%, 09/06/07	18,500
6,335	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc. Rev., VRDO, LOC: Bank of New York, 3.98%, 09/06/07	6,335
3,000	Suffolk County Water Authority, BAN, Rev., VRDO, 3.86%, 09/05/07	3,000
	Tobacco Settlement Financing Authority,
10,295	ROCS- RR-II-R-1066, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	10,295
7,495	Series 2003, Rev., TOCS, VRDO, 4.03%, 09/06/07	7,495
	Triborough Bridge & Tunnel Authority,
4,150	Series B, Rev., VRDO, 3.91%, 09/05/07	4,150
7,675	Series PA-1080, Rev., VRDO, 4.05%, 09/05/07	7,675
360	Series PA-1090, Rev., VRDO, MBIA-IBC, 4.01%, 09/05/07	360
700	Sub Series 4, Rev., VRDO, 3.94%, 09/06/07	700
14,930	Sub Series B-3, Rev., VRDO, 3.93%, 09/06/07	14,930
7,200	Sub Series CD-RMK, FSA, 3.88%, 09/06/07	7,200
2,500	Triborough Bridge & Tunnel Authority, EAGLE, Series 2003-0004, Class A, Rev., VRDO, FGIC, LIQ: Citibank N.A., 4.03%, 09/06/07	2,500
4,200	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., VRDO, AMBAC, 3.88%, 09/05/07	4,200
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VRDO, LOC: Credit Lyonnaise, 4.00%, 09/05/07	4,235
900	Westchester County Industrial Development Agency, Banksville Independent Fire Company, Series B, Rev., VRDO, LOC: Bank of New York, 4.05%, 09/06/07	900
4,270	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 3.98%, 09/06/07	4,270

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
4,730	Westchester County Industrial Development Agency, Panorama Flight Service Inc. Project, Rev., VRDO, LOC: Bank of New York, 4.05%, 09/05/07	4,730
2,525	Westchester County Industrial Development Agency, The Masters School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.98%, 09/06/07	2,525
2,825	Westchester County Industrial Development Agency, Westhab Community Facilities, Series B, Rev., VRDO, LOC: Bank of New York, 4.05%, 09/06/07	2,825
4,035	Westchester County Industrial Development Agency, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 3.98%, 09/06/07	4,035
2,695	Yonkers Industrial Development Agency, Ashburn Ave LLC, Series-104, Rev., VRDO, LOC: Keybank N.A., 4.05%, 09/06/07	2,695	>
		1,568,416
	Puerto Rico — 5.0%
29,980	DFA Municipal Trust, Series 03, Rev., VRDO, FSA, LIQ: Depfa Bank plc, 4.00%, 09/06/07	29,980
10,475	Enhanced Return Puttable Floating Option, Series EC-1047, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 4.01%, 09/05/07	10,475
	Municipal Securities Trust Certificates,
11,945	Series 2000-102, Class A, Rev., AMBAC, VRDO, LIQ: Bear Sterns Capital Markets, 3.98%, 09/06/07 (e)	11,945
300	Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets, 3.98%, 09/06/07 (e)	300
5,900	Series 3084, Class A, Rev., VRDO, FGIC, LIQ: Bear Stearns Capital Markets, 4.03%, 09/06/07	5,900
11,000	Puerto Rico Aqueduct & Sewer Authority, ROCS-RR-II-R-10001CE, Rev., VRDO, LIQ: Citigroup Financial Products, 4.03%, 09/06/07	11,000
30,000	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.07%, 09/06/07	30,000
		99,600
	Total Weekly Demand Notes (Cost $1,668,016)	1,668,016
Quarterly Demand Note — 0.7%
	Puerto Rico — 0.7%
14,000	Puerto Rico Electric Power Authority, Series UU-SGB-69, Rev., VRDO, FSA, LIQ: Societe Generale, 3.80%, 10/01/07
	(Cost $14,000)	14,000
	Total Investments — 100.7% (Cost $2,027,847)*	2,027,847
	Liabilities in Excess of Other Assets — (0.7)%	(13,729)
	NET ASSETS — 100.0%	$2,014,118

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 4.8% (n)
	Ohio — 4.8%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.64%, 09/05/07 (Cost $4,000)	4,000
Daily Demand Notes — 3.9%
	Ohio — 3.9%
2,410	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, AMT, 4.00%, 09/04/07	2,410
400	State of Ohio, Solid Waste, BP Products North America, Series 2002B-BP, Rev., VRDO, GTY: BP Products North America, 4.00%, 09/04/07	400
420	State of Ohio Water Development Authority, Ohio Edison Co. Project, Series PJ-B, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 09/04/07	420
	Total Daily Demand Notes (Cost $3,230)	3,230
Municipal Notes & Bonds — 13.4%
	Ohio — 13.4%
2,600	City of Mason, Golf Course Acquisition, BAN, GO, 4.25%, 03/13/08	2,608
2,500	Orrville City School District, School Facilities Construction, BAN, GO, 4.38%, 12/13/07	2,504
1,575	Town of Westerville, Electrical System Improvements, GO, 4.50%, 09/20/07	1,576
	University of Cincinnati,
2,400	Series C, BAN, Rev., 4.50%, 01/24/08	2,408
2,000	Series D, BAN, Rev., 3.73%, 10/01/07	2,000
	Total Municipal Notes & Bonds (Cost $11,096)	11,096
Weekly Demand Notes — 77.0%
	Ohio — 75.3%
2,000	ABN AMRO Munitops Certificate Trust, Series 2006-4, GO, VRDO, FSA, LIQ: ABN AMRO Bank N.V., 4.02%, 09/06/07	2,000
1,887	Cincinnati City School District, Series 1511, GO, VRDO, FGIC, LIQ: Rabobank Nederland, 4.05%, 09/06/07	1,887
1,585	City of Cleveland, Apartment System, Series 2006-149, Rev., VRDO, FSA, LIQ: BNP Paribas, 3.84%, 09/04/07	1,585
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VRDO, LOC: National City Bank, 4.03%, 09/04/07	500
5,260	City of Sharonville, IDR, Edgcomb Metals Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.95%, 09/06/07	5,260
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VRDO, LOC: Wachovia Bank N.A., 4.02%, 09/05/07	2,000
505	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 4.05%, 09/06/07	505
2,000	Cuyahoga County, Gilmore Academy Project, Rev., VRDO, LOC: Fifth Third Bank, 4.01%, 09/07/07	2,000
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VRDO, LOC: Fifth Third Bank, 4.07%, 09/06/07	2,200
2,885	Cuyahoga County, Hospital Facilities, Series MT-264, Rev., VRDO, GTY: Merrill Lynch Capital Services, 4.05%, 09/04/07	2,885
1,040	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 4.00%, 09/06/07	1,040
650	Franklin County, OhioHealth Corp., Rev., VRDO, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.91%, 09/05/07	650
1,600	Hamilton County, Ohio Sales Tax, Series 1820, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	1,600
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VRDO, LOC: Comerica Bank, 4.11%, 09/06/07	1,040
1,000	Jackson Local School District, Stark & Summit Counties, Merlots, Series C-18, GO, VRDO, XLCA, 4.02%, 09/05/07	1,000
720	Lake County, Pressure Technology, Inc., Series 2002, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 4.12%, 09/06/07	720
335	Mahoning County, Forum Health Obligation Group, Series 2002-B, Rev., VRDO, LOC: Fifth Third Bank, 4.04%, 09/06/07	335
3,000	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, GTY: Merrill Lynch Capital Services, 4.12%, 09/04/07	3,000
925	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 4.00%, 09/06/07	925
4,653	Montgomery County, Pedcor Lyons Gate Project, Series A, Rev., VRDO, AMT, LOC: FHLB, 4.06%, 09/06/07	4,653
4,000	Ohio Air Quality Development Authority, Edison Project, Series 1219, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
3,615	Ohio Air Quality Development Authority, Pollution Control, FirstEnergy, Series A, Rev., VRDO, LOC: Barclays Bank plc, 3.92%, 09/06/07	3,615
	Ohio Housing Finance Agency, Merlots,
1,045	Series A34, Rev., VRDO, FHLB, LIQ: Wachovia Bank N.A., 4.07%, 09/05/07	1,045
1,310	Series A78, Rev., VRDO, GNMA COLL, LIQ: Wachovia Bank N.A., 4.07%, 09/05/07	1,310
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VRDO, AMT, LIQ: Citibank N.A., 3.98%, 09/05/07	2,500
1,000	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 3.94%, 09/04/07	1,000
2,160	Series F, Rev., VRDO, AMT, GNMA/FNMA, LIQ: Citibank N.A., 3.94%, 09/04/07	2,160
1,570	Ohio State Higher Educational Facilitiy Commission, John Carroll, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 4.03%, 09/06/07	1,570
2,000	Ohio State Water Development Authority, FirstEnergy Project, Series B, Rev., VRDO, AMT, LOC: Barclays Bank plc, 4.01%, 09/05/07	2,000
1,165	Ohio State Water Development Authority, Pure Water, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 4.05%, 09/06/07	1,165
1,005	State of Ohio, Higher Education Facilities, Series 1600, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.05%, 09/06/07	1,005
2,525	Tuscarawas County, Hospital Facilities, Series MT-103, Rev., VRDO, LOC: Lloyds TSB Bank plc, 4.05%, 09/04/07	2,525
862	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VRDO, LOC: Fifth Third Bank, 4.08%, 09/06/07	862
1,775	Warren County, Ralph J. Stolle Countryside, Series 1985, Rev., VRDO, LOC: Fifth Third Bank, 4.01%, 09/07/07	1,775
		62,317
	Puerto Rico — 1.7%
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VRDO, FGIC, LIQ: Bank of America, 3.97%, 09/06/07	1,415
	Total Weekly Demand Notes (Cost $63,732)	63,732
	Total Investments — 99.1% (Cost $82,058)*	82,058
	Other Assets in Excess of Liabilities — 0.9%	729
	NET ASSETS — 100.0%	$82,787

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(e)—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax Paper

BAN—	Bond Anticipation Notes

CIFG—	CDC IXIS Financial Guarantee

CNTY—	County

COLL—	Collateral

COP—	Certificates of Participation

CR—	Custodial Receipts

EAGLE—	Earnings of accrual generated on local tax-exempt securities

EDC—	Economic Development Corporation

EDR—	Economic Development Revenue

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

GTY—	Guaranty

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

IBC—	Insured Bond Certificates

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

Merlots—	Municipal Exempt Receipts Liquidity Optional Tender

PCR—	Pollution Control Revenue

Q-SBLF—	Qualified School Board Loan Fund

RAN—	Revenue Anticipation Note

Rev.—	Revenue Bond

SAAN—	Student Aid Anticipation Notes

STARS—	Short-Term Adjustable Rates

TAN—	Tax Anticipation Note

TCRS—	Transferable Custodial Receipts

TICS—	Tenants in Common

TOCS—	Tender Options Certificates

TRAN—	Tax & Revenue Anticipation Note

VAR—	Variable Rate. The interest rate shown is the rate in effect as of August 31, 2007.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2007.

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments at value	$1,087,002	$129,165		$2,027,847	$82,058
Cash	9	4		79	2
Receivables:
Fund shares sold	—	—	(a)	2	3
Interest and dividends	7,526	999		11,996	795
Prepaid expenses and other assets	—	—	(a)	—	—	(a)
Total Assets	1,094,537	130,168		2,039,924	82,858

LIABILITIES:
Payables:
Dividends	180	16		1,347	1
Investment securities purchased	250	—		23,000	—
Accrued liabilities:
Investment advisory fees	76	9		140	6
Administration fees	50	6		127	4
Shareholder servicing fees	231	27		497	17
Distribution fees	515	7		423	15
Custodian and accounting fees	18	4		18	6
Trustees’ and Chief Compliance Officer’s fees	3	—	(a)	50	—	(a)
Other	58	28		204	22
Total Liabilities	1,381	97		25,806	71
Net Assets	$1,093,156	$130,071		$2,014,118	$82,787

NET ASSETS:
Paid in capital	$1,093,017	$130,057		$2,013,219	$82,740
Accumulated undistributed (distributions in excess of) net investment income	92	13		684	49
Accumulated net realized gains (losses)	47	1		215	(2)
Total Net Assets	$1,093,156	$130,071		$2,014,118	$82,787
Net Assets:
Morgan	$119,871	$29,232		$1,124,047	$22,429
Premier	—	78,911		—	3,897
Reserve	—	21,928		442,260	56,461
E*Trade	973,285	—		447,811	—
Total	$1,093,156	$130,071		$2,014,118	$82,787
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	119,884	29,230		1,123,354	22,424
Premier	—	78,897		—	3,891
Reserve	—	21,941		442,183	56,402
E*Trade	973,145	—		447,760	—
Net asset value offering and redemption price per share (all shares)	$1.00	$1.00		$1.00	$1.00

Cost of investments	$1,087,002	$129,165		$2,027,847	$82,058

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   27

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$20,506	$4,099		$38,636	$2,412

EXPENSES:
Investment advisory fees	444	87		837	52
Administration fees	439	87		827	51
Distribution fees:
Morgan	66	25		618	15
Reserve	—	27		517	83
E*Trade	2,940	—		1,328	—
Shareholder servicing fees:
Morgan	230	87		2,163	52
Premier	—	220		—	51
Reserve	—	33		620	99
E*Trade	1,470	—		664	—
Custodian and accounting fees	31	9		33	9
Professional fees	36	24		39	21
Trustees’ and Chief Compliance Officer’s fees	6	1		13	1
Printing and mailing costs	112	17		115	16
Registration and filing fees	11	13		6	8
Transfer agent fees	5	11		89	7
Interest expense	2	—	(a)	1	—
Other	— (a)	6		6	4
Total expenses	5,792	647		7,876	469
Less amounts waived	(518)	(91)		(560)	(74)
Less earnings credits	(11)	(2)		(9)	—	(a)
Less reimbursements for legal matters	—	—	(a)	—	—	(a)
Net expenses	5,263	554		7,307	395
Net investment income (loss)	15,243	3,545		31,329	2,017

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	52	1		61	—
Change in net assets resulting from operations	$15,295	$3,546		$31,390	$2,017

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,243	$17,089	$3,545	$7,041
Net realized gain (loss)	52	120	1	14
Change in net assets resulting from operations	15,295	17,209	3,546	7,055

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(2,064)	(1,861)	(792)	(1,574)
Premier
From net investment income	—	—	(2,425)	(4,911)
Reserve
From net investment income	—	—	(331)	(557)
E*Trade
From net investment income	(13,184)	(15,233)	—	—
Total distributions to shareholders	(15,248)	(17,094)	(3,548)	(7,042)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	53,224	924,534	(137,472)	81,122

NET ASSETS:
Change in net assets	53,271	924,649	(137,474)	81,135
Beginning of period	1,039,885	115,236	267,545	186,410
End of period	$1,093,156	$1,039,885	$130,071	$267,545
Accumulated undistributed (distributions in excess of) net investment income	$92	$97	$13	$16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,329	$46,739	$2,017	$4,029
Net realized gain (loss)	61	179	—	14
Change in net assets resulting from operations	31,390	46,918	2,017	4,043

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(19,149)	(33,926)	(464)	(775)
From net realized gains	—	—	— (a)	—
Premier
From net investment income	—	—	(560)	(1,286)
From net realized gains	—	—	(1)	—
Reserve
From net investment income	(6,200)	(5,422)	(1,002)	(1,969)
From net realized gains	—	—	(1)	—
E*Trade
From net investment income	(5,961)	(7,389)	—	—
Total distributions to shareholders	(31,310)	(46,737)	(2,028)	(4,030)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	185,707	469,842	(53,462)	(8,336)

NET ASSETS:
Change in net assets	185,787	470,023	(53,473)	(8,323)
Beginning of period	1,828,331	1,358,308	136,260	144,583
End of period	$2,014,118	$1,828,331	$82,787	$136,260
Accumulated undistributed (distributions in excess of) net investment income	$684	$665	$49	$58

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$365,427	$401,208	$71,985	$190,820
Dividends and distributions reinvested	1,040	842	787	1,559
Cost of shares redeemed	(337,648)	(356,040)	(104,484)	(163,017)
Change in net assets from Morgan capital transactions	$28,819	$46,010	$(31,712)	$29,362
Premier
Proceeds from shares issued	$—	$—	$135,055	$263,823
Dividends and distributions reinvested	—	—	981	1,338
Cost of shares redeemed	—	—	(234,822)	(223,168)
Change in net assets from Premier capital transactions	$—	$—	$(98,786)	$41,993
Reserve
Proceeds from shares issued	$—	$—	$52,912	$120,508
Dividends and distributions reinvested	—	—	332	556
Cost of shares redeemed	—	—	(60,218)	(111,297)
Change in net assets from Reserve capital transactions	$—	$—	$(6,974)	$9,767
E*Trade
Proceeds from shares issued	$253,486	$1,087,309	$—	$—
Dividends and distributions reinvested	13,184	15,233	—	—
Cost of shares redeemed	(242,265)	(224,018)	—	—
Change in net assets from E*Trade capital transactions	$24,405	$878,524	$—	$—
Total change in net assets from capital transactions	$53,224	$924,534	$(137,472)	$81,122

SHARE TRANSACTIONS:
Morgan
Issued	365,427	401,208	71,985	190,820
Reinvested	1,040	842	787	1,559
Redeemed	(337,648)	(356,040)	(104,484)	(163,017)
Change in Morgan Shares	28,819	46,010	(31,712)	29,362
Premier
Issued	—	—	135,055	263,823
Reinvested	—	—	981	1,338
Redeemed	—	—	(234,822)	(223,168)
Change in Premier Shares	—	—	(98,786)	41,993
Reserve
Issued	—	—	52,912	120,508
Reinvested	—	—	332	556
Redeemed	—	—	(60,218)	(111,297)
Change in Reserve Shares	—	—	(6,974)	9,767
E*Trade
Issued	253,486	1,087,309	—	—
Reinvested	13,184	15,233	—	—
Redeemed	(242,265)	(224,018)	—	—
Change in E*Trade Shares	24,405	878,524	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$2,090,535	$6,098,286	$47,248	$142,217
Dividends and distributions reinvested	16,150	27,598	465	775
Cost of shares redeemed	(2,186,700)	(6,019,950)	(58,699)	(136,114)
Change in net assets from Morgan capital transactions	$(80,015)	$105,934	$(10,986)	$6,878
Premier
Proceeds from shares issued	$—	$—	$62,153	$105,619
Dividends and distributions reinvested	—	—	87	24
Cost of shares redeemed	—	—	(91,329)	(111,422)
Change in net assets from Premier capital transactions	$—	$—	$(29,089)	$(5,779)
Reserve
Proceeds from shares issued	$49,522,460	$23,430,950	$95,877	$258,927
Dividends and distributions reinvested	386	2,531	1,002	1,970
Cost of shares redeemed	(49,275,233)	(23,416,906)	(110,266)	(270,332)
Change in net assets from Reserve capital transactions	$247,613	$16,575	$(13,387)	$(9,435)
E*Trade
Proceeds from shares issued	$179,453	$486,070	$—	$—
Dividends and distributions reinvested	5,961	7,389	—	—
Cost of shares redeemed	(167,305)	(146,126)	—	—
Change in net assets from E*Trade capital transactions	$18,109	$347,333	$—	$—
Total change in net assets from capital transactions	$185,707	$469,842	$(53,462)	$(8,336)

SHARE TRANSACTIONS:
Morgan
Issued	2,090,535	6,098,286	47,243	142,217
Reinvested	16,150	27,598	465	775
Redeemed	(2,186,700)	(6,019,950)	(58,699)	(136,114)
Change in Morgan Shares	(80,015)	105,934	(10,991)	6,878
Premier
Issued	—	—	62,153	105,619
Reinvested	—	—	87	24
Redeemed	—	—	(91,311)	(111,422)
Change in Premier Shares	—	—	(29,071)	(5,779)
Reserve
Issued	49,522,460	23,430,950	95,864	258,927
Reinvested	386	2,531	1,002	1,970
Redeemed	(49,275,233)	(23,416,906)	(110,266)	(270,332)
Change in Reserve Shares	247,613	16,575	(13,400)	(9,435)
E*Trade
Issued	179,453	486,070	—	—
Reinvested	5,961	7,389	—	—
Redeemed	(167,305)	(146,126)	—	—
Change in E*Trade Shares	18,109	347,333	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains
California Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(f)	$0.02		$(0.02)	$—
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—

Michigan Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—		0.01		(0.01)	—

New York Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
September 1, 2005 to February 28, 2006 (c)	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—

Ohio Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—	(f)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—
February 19, 2005 (e) to June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year from August 31 to the last day of February.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$ (0.02)	$1.00	1.59%	$119,871	0.55%	3.14%	0.65%
(0.03)	1.00	2.99	91,046	0.55	2.96	0.65
(0.01)	1.00	1.16	45,020	0.55	2.28	0.68
(0.02)	1.00	1.47	217,166	0.55	1.49	0.70
(0.01)	1.00	0.51	154,326	0.55	0.51	0.80
(0.01)	1.00	0.72	149,147	0.55	0.72	0.73
(0.01)	1.00	1.13	163,071	0.55	1.05	0.76

(0.02)	1.00	1.61	29,232	0.59	3.17	0.68
(0.03)	1.00	3.02	60,944	0.59	3.00	0.67
(0.01)	1.00	1.47	31,580	0.59	2.27	0.69
(0.01)	1.00	0.64	7,803	0.59	1.81	0.70

(0.02)	1.00	1.57	1,124,047	0.59	3.10	0.64
(0.03)	1.00	2.97	1,204,017	0.59	2.93	0.65
(0.01)	1.00	1.14	1,097,957	0.59	2.27	0.64
(0.02)	1.00	1.42	1,485,743	0.59	1.40	0.67
—(f)	1.00	0.48	1,540,274	0.59	0.48	0.70
(0.01)	1.00	0.72	1,662,000	0.59	0.72	0.69
(0.01)	1.00	1.20	2,123,000	0.59	1.17	0.69

(0.02)	1.00	1.60	22,429	0.59	3.13	0.71
(0.03)	1.00	2.99	33,418	0.59	2.95	0.70
(0.01)	1.00	1.46	26,537	0.59	2.34	0.72
(0.01)	1.00	0.63	1,891	0.59	1.80	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains
Michigan Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02	$—	(d)	$0.02	$(0.02)	$—
Year Ended February 28, 2007	1.00	0.03	—	(d)	0.03	(0.03)	—
July 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(d)	0.02	(0.02)	—
Year Ended June 30, 2005	1.00	0.01	—		0.01	(0.01)	—
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)	—

Ohio Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02	—	(d)	0.02	(0.02)	—	(d)
Year Ended February 28, 2007	1.00	0.03	—	(d)	0.03	(0.03)	—
July 1, 2005 to February 28, 2006 (c)	1.00	0.02	—	(d)	0.02	(0.02)	—
Year Ended June 30, 2005	1.00	0.01	—	(d)	0.01	(0.01)	—
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—
Year Ended June 30, 2002	1.00	0.01	—		0.01	(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	The Fund changed its fiscal year from June 30 to the last day of February.

(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$(0.02)	$1.00	1.68%	$78,911	0.45%	3.31%	0.53%
(0.03)	1.00	3.17	177,698	0.45	3.13	0.52
(0.02)	1.00	1.57	135,695	0.45	2.34	0.54
(0.01)	1.00	1.32	141,695	0.47	1.37	0.56
(0.01)	1.00	0.56	112,753	0.47	0.56	0.55
(0.01)	1.00	0.87	64,146	0.49	0.88	0.57
(0.01)	1.00	1.41	83,008	0.47	1.49	0.55

(0.02)	1.00	1.67	3,897	0.45	3.29	0.56
(0.03)	1.00	3.14	32,989	0.45	3.09	0.55
(0.02)	1.00	1.55	38,765	0.45	2.32	0.57
(0.01)	1.00	1.40	44,469	0.46	1.36	0.52
(0.01)	1.00	0.56	46,968	0.47	0.55	0.50
(0.01)	1.00	0.88	73,757	0.47	0.88	0.50
(0.01)	1.00	1.43	57,338	0.46	1.47	0.50

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains
Michigan Municipal Money Market Fund (c)
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.02		$—	(f)	$0.02		$(0.02)	$—
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	—
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	—

New York Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
September 1, 2005 to February 28, 2006 (e)	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2002	1.00	0.01		—		0.01		(0.01)	—

Ohio Municipal Money Market Fund (c)
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.02		—	(f)	0.02		(0.02)	—	(f)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—
July 1, 2005 to February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—
Year Ended June 30, 2002	1.00	0.01		—		0.01		(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Effective February 19, 2005, Class A was renamed Reserve.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	The Fund changed its fiscal year from August 31 to the last day of February.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions		Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$ (0.02)		$1.00	1.55%	$21,928	0.70%	3.05%	0.78%
(0.03)		1.00	2.91	28,903	0.70	2.89	0.78
(0.01)		1.00	1.40	19,135	0.70	2.06	0.79
(0.01)		1.00	1.14	41,308	0.72	1.10	0.81
—	(f)	1.00	0.31	53,414	0.73	0.31	0.81
(0.01)		1.00	0.62	77,476	0.74	0.62	0.82
(0.01)		1.00	1.16	62,408	0.72	1.21	0.80

(0.02)		1.00	1.52	442,260	0.70	3.00	0.74
(0.03)		1.00	2.86	194,629	0.70	2.82	0.75
(0.01)		1.00	1.09	178,032	0.70	2.19	0.75
(0.01)		1.00	1.27	157,544	0.74	1.26	0.81
—	(f)	1.00	0.28	154,383	0.79	0.28	0.88
(0.01)		1.00	0.52	175,000	0.79	0.50	0.87
(0.01)		1.00	1.00	180,000	0.79	0.85	0.90

(0.02)		1.00	1.54	56,461	0.70	3.02	0.81
(0.03)		1.00	2.88	69,853	0.70	2.84	0.80
(0.01)		1.00	1.38	79,281	0.70	2.09	0.82
(0.01)		1.00	1.14	82,741	0.71	1.17	0.77
—	(f)	1.00	0.30	59,971	0.72	0.30	0.75
(0.01)		1.00	0.63	79,911	0.72	0.62	0.75
(0.01)		1.00	1.17	90,602	0.71	1.17	0.75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	$1.00	$0.01		$—	(e)	$0.01		$(0.01)
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03		(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—	(e)	—	(e)	— (e)

New York Municipal Money Market Fund
Six Months Ended August 31, 2007 (Unaudited)	1.00	0.01		—	(e)	0.01		(0.01)
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03		(0.03)
January 17, 2006 (c) to February 28, 2006 (d)	1.00	—	(e)	—	(e)	—	(e)	— (e)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Commencement of offering of class of shares.

(d)	The Fund changed its fiscal year from August 31 to the last day of February.

(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursement and earning credits
$ 1.00	1.36%	$973,285	1.00%	2.69%	1.10%
1.00	2.53	948,839	1.00	2.53	1.09
1.00	0.25	70,216	1.00	2.10	1.24

1.00	1.37	447,811	1.00	2.69	1.09
1.00	2.55	429,685	1.00	2.56	1.10
1.00	0.24	82,319	1.00	2.08	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   41

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
California Municipal Money Market Fund	Morgan and E*Trade	JPM I
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II
New York Municipal Money Market Fund	Morgan, Reserve and E*Trade	JPM I
Ohio Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
New York Municipal Money Market Fund	$15,000	0.7%

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

42   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P.Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the California Municipal Money Market Fund and New York Municipal Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisors or their affiliates.

As of August 31, 2007, there were no waivers/reimbursements resulting from investments in the money market funds.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Reserve Shares and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Reserve	E*Trade
California Municipal Money Market Fund	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.10	0.25	0.60
Ohio Municipal Money Market Fund	0.10	0.25	n/a

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   43

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	0.35	0.30	0.30	n/a

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.55%	n/a	n/a	1.00%
Michigan Municipal Money Market Fund	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	0.59	n/a	0.70	1.00
Ohio Municipal Money Market Fund	0.59	0.45	0.70	n/a

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
California Municipal Money Market Fund	$168	$350	$518
Michigan Municipal Money Market Fund	18	73	91
New York Municipal Money Market Fund	95	465	560
Ohio Municipal Money Market Fund	21	53	74

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party broker/dealers. For the six months ended August 31, 2007, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisors.

44   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2007, or at any time during the six months then ended.

5. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

6. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund related contracts, and (v) conspired to commit unlawful acts.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   45

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM II, and any series thereof, will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

46   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	143	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	143	None.

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	143	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	143
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	143	None.

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	143	None.

Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	143	Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	143	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	143	Director, American University in Cairo.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   47

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	143	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	143	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	143	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	143
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (143 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

48   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.

Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   49

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
California Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,015.90	$2.79	0.55%
Hypothetical	1,000.00	1,022.43	2.80	0.55
E*Trade
Actual	1,000.00	1,013.60	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,016.10	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,016.80	2.29	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,015.50	3.56	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

New York Municipal Money Market Fund
Morgan
Actual	1,000.00	1,015.70	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59

50   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Reserve
Actual	$1,000.00	$1,015.20	$3.56	0.70%
Hypothetical	1,000.00	1,021.68	3.57	0.70
E*Trade
Actual	1,000.00	1,013.70	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,016.00	3.00	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,016.70	2.29	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,015.40	3.56	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2007, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for each Fund. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2007.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”) an affiliate of the Advisor was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.

52   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Investment Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Advisor earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMCB custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Funds’ Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of these Funds. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant. The specific Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

With respect to the Money Market Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Money Market Funds. The Trustees noted the generally superior performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses. The Trustees then requested and received information with respect to each Fund’s gross performance against a competitor peer group. In particular, the Trustees reviewed each Fund’s gross performance information for its most recent one-year period. The Trustees concluded that such performance for each Money Market Fund was satisfactory or better.

AUGUST 31, 2007        JPMORGAN MONEY MARKET FUNDS   53

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee for the Morgan Class shares was in the first quintile and the actual total expenses for the Morgan Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

54   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2007

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to its Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-MMKTST-807

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

JPMorgan Funds

Tax Free

Funds

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Tax Free Bond Fund	2
JPMorgan Intermediate Tax Free Bond Fund	4
JPMorgan New York Tax Free Bond Fund	6
Schedules of Portfolio Investments	8
Financial Statements	36
Financial Highlights	46
Notes to Financial Statements	56
Trustees	62
Officers	64
Schedule of Shareholder Expenses	65
Board Approval of Investment Advisory Agreements	67

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
September 12, 2007

Dear Shareholder:

We are pleased to present this semi-annual report for certain of the JPMorgan Tax Free Funds for the six months ended August 31, 2007. Inside, you’ll find in-depth information on some of our municipal bond funds.

“Given the trend toward higher rates and a steeper yield curve, shorter-duration strategies were the most effective during the period.”

Bonds continue to post gains

The bond market rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investment-grade investors generally stayed above water, with the Lehman Brothers Aggregate Bond Index returning 1.54% for the six months and the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index returning 0.63%.

Economic optimism pushes yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators helped push taxable and municipal yields sharply higher during the summer months.

Optimism gives way as credit concerns swell

Throughout the summer, problems in the sub-prime mortgage market lead to widespread concerns regarding credit and liquidity. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

The pace of economic growth (which rebounded to 4.0% in the second quarter) took a back seat to credit-market woes, which sparked a “flight to quality” into the U.S. Treasury market. Yields on most Treasuries ended the six-month period lower, with shorter-term securities showing the greatest decline.

Munis lag Treasuries

As Treasury securities rallied in the flight to quality, municipal bonds cheapened on a relative basis, causing the sector to underperform as a whole. Overall, yields on AAA-rated muni bonds moved modestly higher during the six-month period, with greater gains at the longer end of the municipal yield curve.

Given the trend toward higher rates and a steeper yield curve, shorter-duration strategies were the most effective during the period. In addition, with the entire fixed income market engaged in a re-pricing of risk, higher-quality municipals performed better than lower-quality muni securities for the six-month period. Although problems in the sub-prime and credit markets did not have a direct impact on municipals, these issues sparked volatility throughout the financial markets.

Investors anticipate Fed rate cut

Investors sharply cut back their interest-rate expectations in August, as the Federal Reserve (Fed) grappled with two objectives: How to limit the risk of a systemic failure in financial institutions and funds due to the sharp rise in the cost of credit and protect the “real economy” without appearing to bail out those investors who took on too much risk.

It appears the first objective is taking priority. Late in the six-month period the Fed reduced the discount rate by 50 basis points, suggesting the Fed views the need to act as a lender of last resort and avert a systemic failure in the financial sector as its main priority.

The Fed did not change its target for the fed funds rate, but it issued a statement strongly suggesting a policy tilt toward an easing bias. Despite these actions, the fixed income markets have continued to be driven by volatility and risk aversion.

Economic outlook remains upbeat

Despite the turmoil financial markets experienced in the final weeks of the period, the economy appears to be in good shape fundamentally. The economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.

•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.

•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month.

•	The core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   1

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	December 23, 1996
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$151,021
Primary Benchmark	Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index
Average Credit Quality	AA1/AA2
Duration	5.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan California Tax Free Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital, returned 0.34%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 0.65% return for the Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index for the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, our duration strategy detracted from the Fund’s six-month performance. Specifically, our duration remained longer than that of the benchmark, a negative influence on performance in the rising-rate, yield-curve-steepening environment. We also held some uninsured health care and airport bonds, which detracted from results. Municipal yields began inching upward in April in response to the typical rise in new bond issuance and tax-season pressures. This trend continued into June, when concerns regarding the strength of the economy took over, and market consensus switched from the early-in-the-year belief that the Federal Reserve (Fed) would ease the fed funds rate to the opinion that the next move would be a tightening. The rise in interest rates was further augmented by the resurfacing of the sub-prime mortgage market crisis, which began to migrate into the other fixed-income sectors. As investors began to re-price risk, lower-rated securities experienced spread widening, while Treasury yields declined in a flight to quality. Overall, tax-free interest rates rose, the yield curve steepened, and quality spreads widened during the six-month period. The net result was a decline in prices among intermediate-term municipal securities. The positive influence on performance was entirely due to income from portfolio holdings.

Given the widespread impact of the fixed income market’s re-pricing of risk, the Fund benefited from our focus on higher-quality securities. Approximately 85% of the Fund’s portfolio was invested in securities rated AA or better, while the benchmark invested 78% of its holdings in securities rated AA or better.

Q:	HOW WAS THE FUND MANAGED?

A:	Due to the competitive nature of the California municipal market, we generally maintain a slightly longer duration, which is designed to give the Fund an advantage in favorable rate environments. We extended the Fund’s option-adjusted duration during the period, from 5.1 years to 5.6 years. The benchmark’s duration also moved up from 4.7 years to 5.2 years. We invested a portion of the Fund’s assets in zero-coupon bonds, which fueled the extension of the Fund’s duration.

Throughout the period, we continued to favor high-quality, intermediate-term securities. We also managed the Fund with the shareholder’s tax position in mind, keeping the number of holdings subject to the alternative minimum tax (AMT) relatively small.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2007***

AAA	74.0%
AA	10.7
A	12.8
BAA	1.5
Not Rated	1.0

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

2   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.28%	2.83%	4.26%
With Sales Charge*		(1.52)	2.05	3.86
CLASS C SHARES	2/19/05
Without CDSC		1.73	2.50	4.09
With CDSC**		0.73	2.50	4.09
SELECT CLASS SHARES	4/21/97	2.09	2.78	4.23
INSTITUTIONAL CLASS SHARES	12/23/96	2.34	2.97	4.41

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index is an unmanaged index of California general obligation and revenue bonds which measures California tax exempt bond market performance and reflects the universe of securities in which the Fund invests. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   3

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$2,920,006
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AA1/AA2
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Tax Free Bond Fund, seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, returned 0.41%* (Select Class Shares) for the six months ended August 31, 2007. The Fund’s benchmark, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index, returned 0.63% during the same period.** For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, our overweight to non-callable securities, which underperformed, detracted from the Fund’s performance. In addition, the Fund was overweight in tobacco paper, relative to the index. Spreads on tobacco securities widened during the period, and our exposure hurt performance, compared to the benchmark. Municipal yields began inching upward in April, when the typical tax-season-related pressures pushed rates higher. That upward trend continued through June, as the outlook for relatively strong economic growth led to expectations for additional tightening from the Federal Reserve (Fed). Then, the sub-prime mortgage market crisis resurfaced and began creeping into other sectors. As investors scrambled to re-price risk, lower-rated securities experienced spread widening. Treasury yields declined in the flight to quality, while yields on other securities moved up. In the final week of the period, some municipal rates declined slightly but, overall, rates were either flat or moving upward. Prices on municipal securities fell. The positive influence on performance for the period was due to income from portfolio holdings.

The Fund’s overweight to California-issued paper contributed positively to performance, because California issues outperformed the broad-based municipal market during the six-month period. In addition, our quality strategy helped performance. In particular, our focus on high-quality securities was an effective strategy, given the troubles plaguing lower-quality sectors and securities.

Q:	HOW WAS THE FUND MANAGED?

A:	Our yield-curve strategy during the period was relatively neutral to the benchmark, with a slight underweight to the front end of the curve. We also increased the Fund’s exposure to California-issued bonds, which we believed were trading at attractive levels. Spreads on these securities tightened during the period, which helped the Fund’s overall performance. We continued to add zero-coupon securities and some AA-rated hospital paper, which widened during the market sell-off. In addition, we increased the Fund’s position in high-coupon callable bonds, which performed well due to the ability of municipalities to refinance their debt at lower rates. We continue to focus our new purchases in the five- to seven-year portion of the yield curve, re-positioning the Fund for likely Fed action.

As is consistent with our tax-advantaged strategy, we maintained relatively low exposure (approximately 2%) to securities subject to the alternative minimum tax (AMT).

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2007***

AAA	69.7%
AA	18.7
A	8.9
BAA	2.7

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

4   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		2.41%	3.11%	4.54%
With Sales Charge*		(1.44)	2.33	4.14
CLASS B SHARES	12/31/03
Without CDSC		1.65	2.30	4.13
With CDSC**		(3.35)	1.94	4.13
CLASS C SHARES	12/31/03
Without CDSC		1.60	2.27	4.11
With CDSC***		0.60	2.27	4.11
SELECT CLASS SHARES	1/1/97	2.52	2.98	4.47
INSTITUTIONAL CLASS SHARES	9/10/01	2.61	3.10	4.55

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   5

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 8/31/2007 (In Thousands)	$612,294
Primary Benchmark	Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AAA/AA1
Duration	4.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan New York Tax Free Bond Fund, which seeks to provide high after-tax total return for New York residents consistent with moderate risk of capital, returned 0.63%* (Select Class Shares) for the six months ended August 31, 2007, compared to the 0.82% return for the Lehman Brothers New York Competitive Intermediate Bond (1–17 Year) Index for the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	During the reporting period, our position in zero-coupon bonds detracted from performance primarily due to the longer duration of these securities. In addition, the Fund owned some tobacco-related bonds. Although these securities represented a small portion of the Fund, they experienced spread widening during the period, which led to underperformance. Municipal yields began inching upward in April in response to the typical rise in new bond issuance and tax-season pressures. This trend continued into June, when concerns regarding the strength of the economy took over, and market consensus switched from the early-in-the-year belief that the Federal Reserve (Fed) would ease the fed funds rate to the opinion that the next move would be a tightening. The rise in interest rates was further augmented by the resurfacing of the sub-prime mortgage market crisis, which began to migrate into the other fixed-income sectors. As investors began to re-price risk, lower-rated securities experienced spread widening, while Treasury yields declined in a flight to quality. Overall, tax-free interest rates rose, the yield curve steepened and quality spreads widened during the six-month period. The net result was a decline in prices among intermediate-term municipal securities. The positive influence on performance was entirely due to income from portfolio holdings.

Given the widespread fallout from the taxable market’s re-pricing of risk, the Fund benefited from our focus on higher-quality securities. Approximately 92% of the Fund’s portfolio was invested in securities rated AA or better, compared to the benchmark, which invested 88% of its holdings in securities rated AA or better.

Our duration strategy also helped the Fund’s performance. Specifically, our duration remained shorter than that of the benchmark, and this strategy was a positive influence on performance in the rising-rate environment.

Q:	HOW WAS THE FUND MANAGED?

A:	We slightly extended the Fund’s option-adjusted duration from 4.7 years to 4.8 years during the period. The benchmark’s duration also moved up, but at a slightly greater pace, from 4.5 years to 4.9 years. Throughout the period, we continued to favor high-quality, intermediate-term securities. We also managed the Fund with the shareholder’s tax position in mind, keeping the number of holdings subject to the alternative minimum tax (AMT) relatively small.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2007***

AAA	77.1%
AA	15.2
A	5.7
BAA	2.0

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

6   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		2.34%	2.71%	4.27%
With Sales Charge*		(1.43)	1.93	3.87
CLASS B SHARES	2/16/01
Without CDSC		1.44	1.94	3.74
With CDSC**		(3.56)	1.57	3.74
CLASS C SHARES	1/31/03
Without CDSC		1.46	1.93	3.74
With CDSC***		0.46	1.93	3.74
SELECT CLASS SHARES	1/1/97	2.37	2.77	4.30
INSTITUTIONAL CLASS SHARES	9/10/01	2.57	2.98	4.44

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to the inception date is based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index is an unmanaged index of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   7

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 97.1%
	Municipal Bonds — 97.1%
	Alaska — 0.7%
1,000	Alaska Student Loan Corp., Series A-2, Rev., 5.00%, 06/01/10 (m)	1,025
	Arkansas — 0.6%
1,000	City of Springdale, Public Improvements, Recreational Facility, Sales & Use Tax, Rev., FSA, 4.13%, 07/01/13	990
	California — 86.4%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14	3,365
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., FSA, Zero Coupon, 09/01/19 (m)	575
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,118
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	270
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	819
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/15	1,018
1,000	California Housing Finance Agency, Series B, Rev., 4.00%, 08/01/13	1,008
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	975
2,885	California State Department of Transportation, Federal Highway Grant, Series A, Rev., FGIC, 5.00%, 02/01/12	3,045
1,500	California State Department of Water Resources, Series A, Rev., MBIA, 5.25%, 05/01/12	1,601
540	California State Department of Water Resources, Central Valley Project, Water System, Series J-3, Rev., 7.00%, 12/01/12 (p)	627
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance, Series J-3, Rev., 7.00%, 12/01/12	1,684
3,135	California State Department of Water Resources, Unrefunded Balance, Series W, Rev., 5.50%, 12/01/08	3,206
2,000	California State Public Works Board, California State University, Series A, Rev., FGIC, 5.25%, 10/01/17	2,188
	California State Public Works Board, Department of Corrections & Rehabilitations,
1,675	Series A, Rev., AMBAC, 5.25%, 06/01/11	1,771
1,000	Series J, Rev., AMBAC, 5.25%, 01/01/16	1,084
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	106
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,037
1,000	California State University, Series C, Rev., FSA, 5.00%, 11/01/19	1,076
145	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09 (p)	148
475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	487
965	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	985
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, MBIA, 5.50%, 10/01/14	538
1,000	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	422
1,000	City of Los Angeles, Series A, GO, FGIC, 5.25%, 09/01/11	1,061
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,520
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	638
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09 (p)	37
950	City of San Bernardino, Single Family Mortgage, Mortgage-Backed Securities, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,180
1,500	City of San Francisco, State Building Authority, Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,563
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.00%, 05/01/16	1,561
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	154

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,029
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,524
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,079
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	105
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	645
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,007
1,000	Series A-1, Rev., 5.00%, 06/01/13	1,008
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,158
545	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.80%, 02/01/16	615
1,000	Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/15	997
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.00%, 08/01/16	1,587
1,895	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax, Series A, AMBAC, 5.63%, 09/01/10	1,997
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.00%, 07/01/13	2,132
1,000	Los Angeles County Public Works Financing Authority, Multiple Capital Facilities Project, Series B, Rev., AMBAC, 6.00%, 12/01/07 (p)	1,006
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, MBIA, 5.00%, 10/01/19	1,610
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,134
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,074
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,576
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,052
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	143
	Los Angeles Unified School District, Election of 2004,
1,090	Series F, GO, FGIC, XLCA, 5.00%, 07/01/10	1,131
1,000	Series G, GO, AMBAC, 5.00%, 07/01/16	1,063
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, MBIA, 5.00%, 08/01/17	1,173
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,543
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,464
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	753
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.00%, 07/01/11	1,549
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	581
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,084
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,344
125	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., MBIA, 5.00%, 02/01/08 (p)	128
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., MBIA, 5.00%, 02/01/08	384
425	Port of Oakland, Series K, Rev., FGIC, 5.25%, 11/01/07	426
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	378
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,301
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.25%, 09/01/17	1,741
1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project, Series A, GO, AMBAC, 5.00%, 12/01/16	1,305
1,500	Sacramento County Sanitation District, Rev., FGIC, 5.00%, 06/01/16	1,578

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/10	264
150	Series A, Rev., 5.75%, 12/01/10	159
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	755
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,066
1,000	Rev., FGIC, 5.25%, 05/01/18	1,089
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,130
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, Unrefunded Balance, MBIA, 6.00%, 08/01/15	2,284
1,495	San Marcos Public Facilities Authority, Project Areas No. 1, 2, 3, Tax Allocation, Series A, FGIC, 5.00%, 08/01/13	1,532
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	622
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	288
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,789
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,106
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,361
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, FGIC, Zero Coupon, 08/01/12	1,241
1,565	Sierra View Local Health Care District, Rev., 5.10%, 07/01/17 (w)	1,551
1,850	South Bayside Waste Management Authority, Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	1,951
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,410
	State of California,
1,500	GO, 5.00%, 08/01/15	1,551
2,000	GO, 5.00%, 12/01/15	2,132
1,500	GO, 5.00%, 03/01/16	1,583
1,500	GO, 5.00%, 09/01/16	1,567
2,000	GO, 5.00%, 02/01/17	2,092
3,000	GO, 5.00%, 02/01/17	3,086
3,110	GO, 5.06%, 03/15/14 (i)	3,134
1,500	GO, MBIA, 4.00%, 09/01/14	1,513
120	GO, MBIA-IBC, 6.25%, 04/01/08 (p)	120
1,000	University of California, Series B, Rev., AMBAC, 5.00%, 05/15/12	1,057
1,000	University of California, Regents Medical Center, Series A, Rev., MBIA, 5.00%, 05/15/15	1,062
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,607
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	975
		130,454
	Illinois — 1.4%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	2,066
	Kentucky — 1.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,636
	Michigan — 2.0%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.13%, 12/01/10	2,043
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 11/01/07	1,000
		3,043
	Ohio — 0.9%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,306
	Puerto Rico — 2.8%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,252
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	465
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	524
		4,241

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	South Carolina — 0.3%
550	Charleston County, GO, MBIA-IBC, 3.00%, 09/01/14	508
	Texas — 0.7%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,061
	Virgin Islands — 0.2%
240	Virgin Islands Public Finance Authority Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	244
	Total Long-Term Investments (Cost $144,896)	146,574

SHARES
Short-Term Investments — 3.1%
Investment Company — 0.4%
596	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m) (Cost $596)	596

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Municipal Bonds — 2.7%
	California — 2.7%
3,165	Golden West Schools Financing Authority, ROCS-RR-II-R-3042, VRDO, GO, MBIA, LIQ: Citigroup Global Markets, 3.99%, 09/06/07	3,165
1,000	Orange County Water District, COP, Series A, VRDO, 3.84%, 09/05/07	1,000
	Total Municipal Bonds (Cost $4,165)	4,165
	Total Short-Term Investments (Cost $4,761)	4,761
	Total Investments — 100.2% (Cost $149,657)	151,335
	Liabilities in Excess of Other Assets — (0.2)%	(314)
	NET ASSETS — 100.0%	$151,021

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   11

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 98.8%
	Municipal Bonds — 98.8%
	Alabama — 0.7%
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,015
1,000	Jefferson County, Water & Sewer System, Rev., FSA, 5.20%, 02/15/10	1,033
6,960	Jefferson County, Water & Sewer System, Refunded Balance, Rev., FGIC, 5.13%, 08/01/12 (p)	7,405
1,350	Jefferson County, Water & Sewer System, Unrefunded Balance, Series A, Warrant, FGIC, 5.38%, 10/09/07	1,351
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,454
		19,258
	Alaska — 0.2%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09	1,510
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09	1,587
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	932
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,289
		5,318
	Arizona — 1.6%
910	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	935
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 4.95%, 09/06/07	4,975
	Arizona School Facilities Board, State School Trust,
10,000	Series A, Rev., AMBAC, 5.75%, 07/01/14	11,078
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/14	4,824
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/14	2,612
	Arizona State Transportation Board Highway,
5,000	Rev., 5.00%, 07/01/16	5,338
4,675	Series B, Rev., 5.00%, 01/01/16	5,007
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,404
905	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	988
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,086
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,951
4,455	Tempe Union High School District No. 213, GO, FSA, 5.00%, 07/01/13	4,742
		46,940
	California — 16.6%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., FGIC, 5.00%, 08/01/12	5,252
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,118
2,725	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.00%, 12/01/17	2,891
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	581
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,122
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.50%, 05/01/12	10,825
8,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,663
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,130
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,329
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.50%, 12/01/13	3,956
4,500	Series E, Rev., XLCA, 5.00%, 06/01/14	4,700
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,901
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,185
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,386
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,541
2,530	Series A, Rev., 5.00%, 06/01/14	2,684
3,500	Series A, Rev., 5.00%, 06/01/15	3,633
5,000	Series A, Rev., 5.00%, 06/01/15	5,162
5,160	Series A, Rev., 5.00%, 06/01/15	5,276
	California State Public Works Board, Department of Justice,
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,471
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,344
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,615
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
6,000	Series A, Rev., 5.50%, 06/01/14	6,378

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
2,500	Series A, Rev., 5.50%, 06/01/14	2,686
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/16	3,587
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13	1,072
1,000	Series C, Rev., FSA, 5.00%, 11/01/14	1,076
820	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	839
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	2,786
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/01/13	3,080
1,000	Rev., 5.25%, 11/01/13	1,027
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.00%, 09/01/12	1,056
2,070	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	873
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	865
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,460
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	3,119
3,160	Rev., MBIA, 5.00%, 05/01/16	3,268
3,320	Rev., MBIA, 5.00%, 05/01/16	3,428
3,490	Rev., MBIA, 5.00%, 05/01/16	3,594
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,129
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,512
	Fontana Public Financing Authority,
1,000	Rev., AMBAC, 5.25%, 09/01/14 (w)	1,061
1,700	Rev., AMBAC, 5.25%, 09/01/14 (w)	1,799
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.00%, 06/01/11	10,215
32,560	Series A-1, Rev., 4.50%, 06/01/17	30,843
3,000	Series A-1, Rev., 5.75%, 06/01/17	2,913
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	4,976
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	4,900
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.75%, 05/15/13	3,346
3,410	Series A, Rev., AMT, MBIA, 4.75%, 05/15/14	3,535
3,575	Series A, Rev., AMT, MBIA, 5.00%, 05/15/15	3,760
	Los Angeles Unified School District,
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,249
1,250	Series B, GO, FGIC, 4.75%, 07/01/16	1,284
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	14,363
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,537
14,135	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.00%, 07/01/16	14,707
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,608
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.00%, 08/01/12	3,048
2,085	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	2,159
4,535	Natomas Unified School District, Election of 2006, GO, FGIC, 5.00%, 08/01/14	4,660
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,115
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,431
1,745	Series A, MBIA, 5.00%, 04/01/16	1,820
2,145	Series A, MBIA, 5.00%, 04/01/16	2,227
2,250	Series A, MBIA, 5.00%, 04/01/16	2,326
2,365	Series A, MBIA, 5.00%, 04/01/16	2,438
2,480	Series A, MBIA, 5.00%, 04/01/16	2,551
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,199
3,165	Sacramento Municipal Utility District, Series O, Rev., MBIA, 5.25%, 08/15/10	3,312
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,237
5,150	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.25%, 07/01/27	5,632
7,915	San Francisco City & County Public Utilities Commission, Series A, Rev., FSA, 5.00%, 05/01/16	8,219

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.00%, 06/15/12	9,241
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,480
1,575	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,246
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	411
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,510
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., 5.00%, FSA, 08/01/17	1,341
2,000	Rev., 5.00%, FSA, 08/01/17	2,133
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12 (p)	2,155
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Series B, Rev., VAR, FSA, 5.25%, 01/01/12 (p)	5,865
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,427
	State of California,
2,500	GO, 4.50%, 02/01/17	2,292
3,000	GO, 5.00%, 02/01/09	3,055
2,350	GO, 5.00%, 02/01/10	2,420
8,545	GO, 5.00%, 08/01/13	8,773
2,065	GO, 5.00%, 02/01/14 (p)	2,207
20,000	GO, 5.00%, 03/01/14	21,205
3,250	GO, 5.00%, 08/01/15	3,331
5,000	GO, 5.13%, 04/01/14	5,165
3,000	GO, 5.25%, 02/01/13	3,144
4,225	GO, 5.50%, 04/01/14 (p)	4,645
2,885	GO, 5.75%, 05/01/10 (p)	3,071
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,371
	State of California, Economic Recovery,
6,000	Series A, GO, FGIC, 5.25%, 07/01/14	6,493
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,376
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,326
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	7,149
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,092
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,780
	West Valley-Mission Community College District, Election 2004,
5,695	Series A, GO, FSA, 5.00%, 08/01/16	5,902
2,615	Series A, GO, FSA, 5.00%, 08/01/16	2,722
		483,398
	Colorado — 2.1%
1,000	Arapahoe County School District No. 5, Cherry Creek, GO, 6.00%, 12/15/09 (p)	1,050
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,095
710	Series C, Rev., MBIA, 6.00%, 10/01/11	768
615	Series C, Rev., MBIA, 6.00%, 10/01/12	673
825	Series C, Rev., MBIA, 6.00%, 10/01/13	913
585	Series C, Rev., MBIA, 6.00%, 10/01/14	652
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,352
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08 (p)	2,425
55	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	55
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,635
5,250	Denver City & County, Excise, Series A, Rev., FSA, 5.38%, 09/01/09	5,408
	Denver City & County, Airport,
4,030	Series B, Rev., FGIC, AMT, 5.00%, 11/15/13	4,236
5,000	Series B, Rev., FGIC, AMT, 5.00%, 11/15/14	5,260
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,166
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	1,791
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,856
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	3,681
2,000	El Paso County School District No. 49 Falcon, Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,169
	El Paso County, School District No. 11, Colorado Springs,
1,000	GO, 7.10%, 12/01/07	1,227

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Colorado — Continued
5,000	GO, 7.13%, 12/01/07 (p)	6,279
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.50%, 12/15/10	5,208
3,720	GO, MBIA, 6.50%, 12/15/11	4,128
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,194
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	879
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,074
		61,174
	Connecticut — 1.5%
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,605
3,425	City of Ridgefield, Series A, GO, 5.00%, 09/15/10 (p)	3,586
1,155	City of Stamford, Election of 2003, Unrefunded Balance, GO, 5.00%, 07/15/08	1,169
	City of Waterbury,
1,045	Series A, GO, FSA, 5.25%, 04/01/11	1,100
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,206
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.00%, 06/15/13 (w)	886
1,040	Rev., FSA, 5.00%, 06/15/15 (w)	1,111
1,200	Rev., FSA, 5.00%, 06/15/16 (w)	1,282
1,260	Rev., FSA, 5.00%, 06/15/17 (w)	1,346
1,320	Rev., FSA, 5.00%, 06/15/17 (w)	1,401
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,123
65	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	70
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,269
2,500	Series A, Rev., FGIC, 5.50%, 10/01/12	2,709
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,657
1,400	Series B, Rev., MBIA-IBC, 5.13%, 09/01/12	1,506
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,481
3,900	University of Connecticut, Series A, GO, FGIC, 5.40%, 03/01/10 (p)	4,127
		44,639
	District of Columbia — 1.0%
	District of Columbia,
2,000	COP, FGIC, 5.00%, 01/01/13	2,105
2,000	COP, FGIC, 5.25%, 01/01/15	2,149
2,500	COP, FGIC, 5.25%, 01/01/16	2,692
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,078
3,605	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	3,736
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,787
1,500	George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,578
		30,125
	Florida — 3.4%
5,000	Brevard County School Board, COP, AMBAC, 5.00%, 07/01/12 (p)	5,278
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/11	1,488
1,500	Series E, Rev., VAR, FGIC, 5.12%, 12/01/15	1,579
85	Clay County Housing Finance Authority, Single Family Mortgage, Rev., GNMA COLL, FHA, VA MTGS, 6.20%, 10/09/07	85
105	Clay County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Rev., GNMA/FNMA, 5.25%, 10/01/07	105
1,495	Florida State Board of Education, Capital Outlay, Series B, GO, 5.25%, 06/01/12	1,591
8,000	Highlands County Health Facilities Authority, Adventist Health, Rev., VAR, 3.95%, 09/01/12	7,879
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 10/09/07	1,210
1,285	Rev., FSA, 6.00%, 10/09/07	1,312
4,885	Jacksonville Electric Authority Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,168
5,000	Lee County, Airport, Series B, Rev., FSA, 5.75%, 10/01/10 (p)	5,338
5,000	Lee County School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,254
	Miami Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,639
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,723
2,800	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.00%, 05/01/11	2,913
30,000	Orlando Utilities Commission, Water & Electric, Multi-Modal, Series A, Rev., VAR, 4.10%, 10/01/08	30,102

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Florida — Continued
5,000	Palm Beach County School Board, Series C, COP, FSA, 5.00%, 08/01/12 (p)	5,276
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.75%, 06/01/09	4,094
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,116
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,079
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.25%, 10/01/18 (w)	1,633
2,060	Rev., MBIA, 5.25%, 10/01/19 (w)	2,243
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,249
		98,354
	Georgia — 2.8%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,350
8,660	Series B, Rev., 5.25%, 10/01/23	9,460
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,819
	Fulton County School District,
2,780	GO, 6.38%, 05/01/13	3,145
2,630	GO, 6.38%, 05/01/14	3,018
	Georgia Municipal Electric Authority,
6,250	Series A, Rev., 6.50%, 01/01/12	6,644
190	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08 (p)	192
125	Series Y, Rev., 6.40%, 01/01/09 (p)	129
55	Series Y, Rev., 10.00%, 01/01/10 (p)	63
	Georgia Municipal Electric Authority, Unrefunded Balance,
4,810	Series DD, Rev., MBIA-IBC, 7.00%, 01/01/08	4,861
2,875	Series Y, Rev., 6.40%, 01/01/09	2,975
945	Series Y, Rev., 10.00%, 01/01/10	1,075
	Gwinnett County School District,
7,500	GO, 5.00%, 02/01/13	7,959
5,000	Series B, GO, 6.40%, 02/01/08	5,056
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.63%, 02/01/10 (p)	1,581
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.25%, 07/01/18	2,826
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,366
	State of Georgia,
5	Series B, GO, 6.30%, 03/01/10 (p)	5
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,312
1,900	Series E, GO, 6.75%, 12/01/10	2,078
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.30%, 03/01/10	11,374
		80,288
	Hawaii — 0.1%
3,335	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	3,569
	Illinois — 5.9%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,386
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,387
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,573
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,680
1,500	GO, 7.00%, 01/01/08 (p)	1,516
1,000	GO, 7.25%, 12/01/12 (p)	1,167
11,955	Chicago O’Hare International Airport, Third Lien, Series A, Rev., FGIC, 5.25%, 01/01/16	12,538
3,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 10/09/07	3,017
5,990	Chicago Park District, Series B, GO, FGIC, 5.50%, 01/01/11 (p)	6,333
5,300	Chicago Public Building Commission Building, Series A, Rev., MBIA, 5.25%, 12/01/11	5,616
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,793
13,620	Series J, GO, AMBAC, 5.00%, 12/01/16	14,213
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,251
1,000	GO, FGIC, 5.25%, 01/01/15	1,079
8,000	Cook County, Series B, GO, MBIA, 5.00%, 11/15/17	8,563
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,218
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,738

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Illinois — Continued
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,791
2,675	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,780
2,985	McHenry County Community Unit School District No. 20, Woodstock, School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,738
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,176
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,087
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,100	Rev., MBIA, 5.25%, 10/01/16	1,177
1,500	Rev., MBIA, 5.25%, 10/01/16	1,600
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,592
4,330	GO, 5.00%, 01/01/21	4,590
3,125	Rev., 5.00%, 06/15/13	3,313
8,885	Series A, GO, 5.00%, 03/01/14	9,223
2,400	Series P, Rev., 6.50%, 06/15/13	2,581
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	5,889
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,483
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11	1,088
2,330	Will County School District No. 122, Capital Appreciation, Unrefunded Balance, Series B, GO, FSA, Zero Coupon, 11/01/08	2,229
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, MBIA, 5.00%, 12/30/15	4,462
4,420	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,571
		171,438
	Indiana — 0.9%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.00%, 07/15/15	3,115
3,550	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., VAR, FNMA COLL, 3.45%, 12/01/09	3,457
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,758
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,071
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.88%, 01/01/10	1,885
5,555	Indiana State Office Building Commission, Miami Correctional-Phase, Series 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,782
1,500	Indiana Transportation Finance Authority, Airport Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,631
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,472
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.10%, 01/15/17	3,001
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/20	1,813
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	522
		27,507
	Iowa — 0.6%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.50%, 01/01/10	3,122
6,920	Iowa Finance Authority, Hospital Facility, Rev., 6.75%, 02/15/10 (p)	7,471
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.75%, 10/01/12 (p)	1,090
5,000	Tobacco Settlement Authority of Iowa, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,300
		16,983
	Kansas — 1.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,430
1,600	Rev., MBIA, 5.35%, 10/01/10	1,669
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,218
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,947
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,729
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,284
	Junction City KS, Public Improvements,
1,710	GO, AMBAC, 5.00%, 09/01/17	1,789
1,795	GO, AMBAC, 5.00%, 09/01/17	1,873

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Kansas — Continued
1,625	GO, AMBAC, 5.00%, 09/01/17	1,706
1,140	Kansas Development Finance Authority, Comprehensive Rehab Project, Series F, Rev., AMBAC, 5.25%, 10/01/10	1,192
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	6,887
		29,724
	Kentucky — 0.8%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 10/09/07	325
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,056
745	Series C, Rev., 5.85%, 06/01/10 (p)	780
2,000	Kentucky Municipal Power Agency, Prairie Project, Series A, Rev., MBIA, 5.25%, 09/20/07 (w)	2,120
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,183
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	6,964
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,064
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,173
		23,665
	Louisiana — 0.7%
2,820	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,005
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	4,032
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,695	Rev., AMBAC, 5.00%, 03/01/16	3,891
3,915	Rev., AMBAC, 5.00%, 03/01/16	4,099
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08 (p)	1,008
	Saint Tammany Parish Sales Tax District No. 3 Sales & Use Tax Revenue,
2,680	Rev., CIFG, 5.00%, 06/01/16	2,763
1,145	Rev., CIFG, 5.00%, 06/01/16	1,183
		19,981
	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11 (p)	2,917
	Maryland — 2.2%
10,000	Maryland State Transportation Authority, Rev., 5.00%, 03/01/17	10,636
6,861	State of Maryland, Rev., 5.19%, 07/01/16 (i)	7,117
7,750	State of Maryland, State & Local Facilities 1st Loan, Series B, GO, 5.25%, 02/15/11	8,165
	State of Maryland, State & Local Facilities 2nd Loan,
13,280	GO, 5.00%, 08/01/11	13,957
13,045	GO, 5.00%, 08/01/15	14,067
4,000	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	4,215
6,855	Washington Suburban Sanitation District, General Construction, Series C, GO, 5.00%, 06/01/12	7,261
		65,418
	Massachusetts — 3.9%
	Commonwealth of Massachusetts,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,639
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,397
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,437
5,000	Series C, GO, 5.25%, 09/01/15 (p)	5,450
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,709
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,112
5,000	Series E, GO, MBAC, 5.00%, 11/01/16 (p)	5,386
18,545	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, FSA, 5.75%, 12/15/10	19,617
3,790	Massachusetts Bay Transportation Authority, Series C, Rev., 5.50%, 07/01/20	4,219
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,407
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	5,741
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,237

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Massachusetts — Continued
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,601
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	11,898
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,341
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Sub Series A, Rev., 6.00%, 08/01/09	7,636
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13 (p)	2,181
3,000	Series C, Rev., FGIC-TCRS, 5.25%, 12/01/15	3,209
	University of Massachusetts Building Authority Project,
11,395	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,496
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,589
		114,302
	Michigan — 4.1%
	City of Detroit, Michigan Sewer Systems, Senior Lien,
5,000	Series B, Rev., VAR, MBIA, 5.00%, 07/01/16	5,219
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,357
1,900	Series C, Rev., FGIC, 5.25%, 07/01/16	2,052
7,745	City of Detroit, Sewer Disposal, Senior Lien, Series A, Rev., VAR, MBIA, 5.25%, 07/01/17	8,221
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,146
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,188
10,400	Rev., 5.50%, 10/01/14	11,458
	Michigan State Building Authority, Facilities Program,
2,500	Series I, Rev., 5.50%, 10/15/11	2,650
1,000	Series II, Rev., 5.38%, 10/15/07 (p)	1,012
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,842
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,828
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,469
4,405	Series A, Rev., 6.00%, 12/01/10	4,715
735	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	751
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,607
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.65%, 10/01/24	16,354
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,089
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,091
5,445	Rev., 6.25%, 01/01/11	5,815
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,049
1,500	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,546
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,880
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,993
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,983
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,976
1,900	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,975
		120,266
	Minnesota — 1.2%
310	Minnesota Housing Finance Agency, Single Family Mortgage, Series G, Rev., AMT, GO, 6.25%, 10/09/07	313
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,044
8,730	State of Minnesota, GO, 5.50%, 06/01/09	9,005
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.00%, 06/01/15	3,657
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,275
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,436
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	8,967
		34,697
	Mississippi — 0.7%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loans, 5.30%, 03/01/08	1,202
	State of Mississippi,
2,000	GO, 5.75%, 12/01/12	2,187
8,340	GO, 6.20%, 02/01/08 (p)	8,405
9,600	Series B, GO, 5.90%, 11/15/08	9,850
		21,644

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Missouri — 1.0%
	Clay County Public School District No. 53 Liberty, Unrefunded Balance,
4,785	GO, FSA, 5.25%, 03/01/14	5,173
515	GO, FSA, 5.25%, 03/01/14	543
400	GO, FSA, 5.25%, 03/01/14	420
5,640	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., VAR, AMT, GNMA/FNMA COLL, 5.38%, 03/01/13	5,771
	Missouri Housing Development Commission, Homeowner Loan Program, Multi- Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	108
115	Series III, Rev., FHA, 4.80%, 12/01/11	119
8,590	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., VAR, AMT, GNMA/FNMA, 4.80%, 03/01/12	8,711
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,192
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.75%, 05/15/12 (p)	4,517
2,920	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	3,063
		29,617
	Montana — 0.1%
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., MBIA, 5.75%, 05/15/10	2,990
70	Montana State Housing Board, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	70
		3,060
	Nebraska — 0.4%
3,150	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.20%, 06/01/13	3,256
	Nebraska Public Power District,
6,665	Series B, Rev., MBIA, 5.25%, 01/01/08	6,762
2,500	Series C, Rev., FGIC, 5.00%, 01/01/16	2,650
		12,668
	Nevada — 0.4%
	Clark County School District,
910	Series A, GO, MBIA, 7.00%, 06/01/10	986
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,118
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,914
		13,018
	New Hampshire — 0.1%
1,375	New Hampshire Health & Education Facilities Authority, University System, Rev., AMBAC, 5.50%, 07/01/11 (p)	1,475
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/01/11	753
		2,228
	New Jersey — 5.8%
	City of Harrison,
2,770	Series A, GO, FSA, Zero Coupon, 06/01/15	2,006
2,820	Series A, GO, FSA, Zero Coupon, 06/01/16	1,938
2,430	City of Jersey City, Public Improvement, Series A, GO, MBIA, 5.25%, 09/01/14	2,619
890	Freehold Regional High School District, GO, FGIC, 5.00%, 03/01/19	962
	Garden State Preservation Trust,
6,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	6,738
10,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	11,166
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	8,924
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	8,901
2,305	Hudson County Improvement Authority, Capital Appreciation, Series A-1, Rev., MBIA, Zero Coupon, 12/15/21	1,185
145	Lindenwold Boro School District, GO, MBIA, 5.00%, 06/01/14	155
	New Jersey EDA, Cigarette Tax,
4,140	Rev., 5.63%, 10/09/07	4,142
4,500	Rev., FGIC, 5.00%, 06/15/09	4,602
1,850	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.38%, 05/15/14 (p)	2,119
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	15,984
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,188
10,000	Series O, Rev., 5.25%, 03/01/15	10,558
5,000	Series O, Rev., 5.25%, 03/01/15	5,269
7,750	Series P, Rev., 5.25%, 09/01/15	8,196
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.25%, 07/01/17	5,497
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/11	8,319

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New Jersey — Continued
	New Jersey State Turnpike Authority,
2,335	Rev., 5.70%, 10/09/07 (p)	2,456
1,835	Series G, Rev., 5.75%, 10/09/07 (p)	1,865
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,120
1,780	Series A, Rev., 5.75%, 06/15/16	1,987
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,198
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,061
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,705
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,614
6,670	Series D, Rev., FSA, 5.00%, 06/15/15	6,992
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,710
6,975	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/17	6,634
		168,810
	New Mexico — 1.4%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.00%, 08/01/14 (w)	4,442
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	6,405
1,575	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/12	1,641
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.00%, 07/01/12	14,431
11,925	Series A, Rev., 4.00%, 07/01/12	11,935
	University of New Mexico, Capital Appreciation, Sub Lien,
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	972
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,043
		40,869
	New York — 11.0%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,365
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,051
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,213
1,005	Class A, Rev., 5.50%, 07/15/10 (p)	1,063
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,598
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,645
6,000	Series E, Rev., FGIC, 5.00%, 12/01/16	6,403
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	25,008
	New York City,
4,055	Series B, GO, 5.50%, 12/01/11 (p)	4,353
650	Series D, GO, 5.25%, 08/01/08	660
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,230
1,300	Series E, GO, 5.75%, 08/01/12	1,412
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,177
5,000	Series G, GO, 5.00%, 08/01/14	5,327
540	Series G, GO, 5.25%, 08/01/08 (p)	548
11,500	Series G, GO, 5.50%, 08/01/09	11,889
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,529
	New York City, Unrefunded Balance,
4,460	Series G, GO, 5.25%, 08/01/08	4,525
1,235	Series M, GO, AMBAC, 5.30%, 10/01/07	1,249
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/12	2,623
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,561
10,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	10,706
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,449
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,214
23,700	Series A, Rev., VAR, 5.50%, 11/01/11	25,227
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,877
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,422
10,000	New York State Dormitory Authority, Education, Series D, Rev., 5.00%, 09/15/16	10,672
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.00%, 08/15/15	3,186
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,640
	New York State Dormitory Authority, Siena College,
1,825	Rev., MBIA, 5.00%, 07/01/16	1,906
1,000	Rev., MBIA, 5.00%, 07/01/16	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
2,370	New York State Dormitory Authority, St. Johns University, Series C, Rev., MBIA, 5.25%, 07/01/20	2,585
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,865
3,925	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,211
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,608
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,325
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/19	7,954
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.00%, 06/15/14	2,189
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,374
7,745	Series D, Rev., 5.38%, 06/15/12	8,276
8,325	Series D, Rev., 5.38%, 06/15/12	8,856
8,055	Sub Series E, Rev., 5.38%, 06/15/12	8,569
3,345	Sub Series E, Rev., 5.38%, 06/15/12	3,574
6,600	Sub Series E, Rev., 5.38%, 06/15/12	7,070
	New York State Thruway Authority,
2,050	Series A, Rev., 5.00%, 03/15/17 (w)	2,197
2,950	Series A, Rev., 5.00%, 09/15/17 (w)	3,151
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,005
	New York State Thruway Authority, Service Contract, Local Highway & Bridge,
5,000	Rev., 5.10%, 10/09/07	5,041
10,000	Rev., 5.20%, 10/09/07	10,210
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,416
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,087
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,096
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,156
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.70%, 10/09/07	4,848
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,230
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,252
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/12	10,655
		320,568
	North Carolina — 0.9%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,065
2,000	COP, 5.75%, 04/01/11	2,161
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,136
	Gaston County,
825	GO, FSA, 4.00%, 04/01/16	821
3,250	GO, FSA, 4.38%, 04/01/16	3,170
1,750	GO, FSA, 5.00%, 04/01/15	1,880
	Johnston County,
1,250	GO, MBIA, 5.00%, 02/01/16	1,320
1,500	GO, MBIA, 5.00%, 02/01/16	1,593
525	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/08	530
3,655	North Carolina Municipal Power Agency No. 1, Catawba Electricity, Rev., AMBAC, 6.00%, 01/01/08	3,683
5,900	State of North Carolina, Highway, GO, 5.00%, 05/01/14	6,293
		25,652
	North Dakota — 0.1%
2,015	North Dakota State Housing Finance Agency, Housing Finance Program, Series RR-II-R-140, Rev., 5.55%, 07/01/10	2,023
	Ohio — 3.3%
7,000	American Municipal Power, Inc., Prepayment, Series A, Rev., 5.00%, 02/01/09	7,082
1,250	City of Cincinnati, GO, 5.38%, 12/01/10 (p)	1,314
3,000	City of Cleveland, Rev., FSA, 5.25%, 09/15/21	3,278
	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,914
7,235	Series A, GO, 5.00%, 12/15/16	7,687
755	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	769
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,616
3,225	Dublin City School District, Capital Appreciation Bonds, GO, FGIC, Zero Coupon, 12/01/15	2,277

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — Continued
	Franklin County, Economic Development, Capitol South Community Urban,
1,465	Rev., 5.25%, 06/01/08	1,467
1,115	Rev., 5.50%, 06/01/09	1,121
1,565	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/08	1,576
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,873
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 10/09/07	4,011
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted, Series M, Rev., FHA, 5.90%, 10/09/07	355
8,165	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	8,212
	Ohio State Building Authority, Adult Correctional Facilities,
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,319
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,239
880	Ohio State Water Development Authority, Rev., 9.38%, 12/01/07 (p)	938
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.00%, 06/01/11	1,601
	RiverSouth Authority, RiverFront Area Redevelopment,
2,490	Series A, Rev., 5.25%, 06/01/14	2,624
2,245	Series A, Rev., 5.25%, 06/01/14	2,387
1,365	Series A, Rev., 5.25%, 06/01/14	1,444
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	3,481
9,000	State of Ohio, Highway Capital Improvement, Series H, GO, 5.00%, 05/01/12	9,569
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/14	3,387
3,360	Series D, GO, 5.00%, 03/01/14	3,512
1,530	Series D, GO, 5.00%, 03/01/14	1,592
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,169
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,128
1,000	GO, FGIC, 7.00%, 12/01/12	1,152
1,075	GO, FGIC, 7.00%, 12/01/13	1,263
1,150	GO, FGIC, 7.00%, 12/01/14	1,373
		95,730
	Oregon — 0.7%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,102
5,405	Lane County School District No. 40, Creswell, GO, School Board GTY, 6.00%, 06/15/10 (p)	5,739
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,355
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,255
2,405	Polk Marion & Benton School District No. 13J, GO, FSA, 5.75%, 06/15/10 (p)	2,538
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	1,961
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,133
		19,083
	Pennsylvania — 1.4%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13	8,718
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,345
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	3,941
4,800	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,321
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	230
6,967	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	6,999
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,575
175	Peters Township School District Washington County, Series B, GO, FSA, 5.00%, 12/01/13	187
3,000	Philadelphia Authority for Industrial Development, Academy National Sciences, Rev., 4.90%, 01/01/18 (i)	3,001
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 4.37%, 12/01/07	4,763
		40,080
	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,701
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,226

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Puerto Rico — Continued
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,683
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,118
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,342
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,102
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,053
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,274
		27,499
	South Carolina — 2.0%
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	2,961
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,503
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,343
5,500	Rev., 5.00%, 12/01/14	5,759
3,000	Rev., 5.00%, 12/01/14	3,124
2,500	Rev., 5.00%, 12/01/14	2,591
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,781
1,000	Piedmont Municipal Power Agency, Electric, Rev., MBIA, 6.20%, 01/01/08 (p)	1,008
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	9,857
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,825
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,363
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,264
1,065	Rev., RADIAN, 5.25%, 02/01/11	1,089
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,437
		58,905
	South Dakota — 0.0% (g)
1,288	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,419
	Tennessee — 1.4%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,288
	City of Memphis, General Improvement,
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,393
4,825	GO, MBIA-IBC, 5.25%, 11/01/13	5,215
6,820	Knox County, Public Improvement, GO, 6.00%, 05/01/08 (p)	6,989
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,203
7,285	Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09 (p)	7,435
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,384
		39,907
	Texas — 7.6%
2,300	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,360
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,160
3,375	Rev., 3.60%, 02/15/23 (i)	3,327
2,945	Arlington Independent School District, GO, PSF-GTD, 4.75%, 02/15/08	2,949
1,800	Austin Independent School District, Public Property Finance Contractual Obligation, GO, MBIA, 5.25%, 02/01/08 (p)	1,811
995	Carroll Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/08 (p)	716
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 02/15/08	316
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	341
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	312
100	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	103
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	840
5,000	City of Austin, Electric Utilities, Rev., MBIA, 5.25%, 05/15/13	5,309
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.38%, 04/01/13 (p)	3,874

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Texas — Continued
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.38%, 04/01/13	1,494
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,055
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,050
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,357
	City of Southlake,
2,740	GO, AMBAC, 5.00%, 02/15/13	2,816
2,340	GO, AMBAC, 5.00%, 02/15/13	2,401
2,050	GO, AMBAC, 5.00%, 02/15/13	2,119
2,695	GO, AMBAC, 5.00%, 02/15/13	2,778
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	588
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	739
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,551
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,267
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	964
1,305	Dallas County Flood Control District, GO, 9.25%, 04/01/10 (p)	1,345
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,479
3,380	Rev., MBIA, 5.00%, 04/01/17	3,532
2,000	Granbury Independent School District, GO, PSF-GTD, 5.00%, 08/01/15	2,055
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,242
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,166
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,183
7,545	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	8,123
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10	5,316
1,250	Harris County Toll Road, Sub Lien, Sub Series A, GO, MBIA, 6.50%, 08/15/13	1,424
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	895
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	7,733
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,188
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,132
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,145
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,580
1,900	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	1,993
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	4,912
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	4,624
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,368
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/08	5,993
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,186
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	3,943
8,100	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	5,804
1,105	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/17	1,171
	Pearland Texas Independent School District,
7,500	Series 2001 B, Rev., 4.27%, 02/15/25 (i)	7,353
7,500	Series 2001 B, Rev., 4.27%, 02/15/24 (i)	7,353
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,569
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,841
	State of Texas, Public Finance Authority,
3,000	GO, 5.50%, 10/01/08	3,058
3,900	GO, 5.00%, 10/01/12	4,083
1,000	Series A, GO, 5.50%, 10/01/11	1,065
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.00%, 02/15/17	3,620
2,690	Series A, Rev., 5.00%, 02/15/17	2,765
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,356
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,456

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Texas — Continued
4,900	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 01/01/08	5,024
840	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09 (p)	859
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,734
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,039
1,000	Series A, Rev., 5.63%, 07/15/09	1,032
3,750	Series A, Rev., 5.63%, 07/15/10	3,930
3,390	University of North Texas, Financing System, Series A, Rev., FGIC, 5.00%, 04/15/12	3,468
5,000	University of Texas, Series B, Rev., 5.00%, 07/01/14 (p)	5,342
		221,076
	Utah — 0.4%
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.15%, 10/01/07 (p)	3,237
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,076
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	2,976
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,778
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	10
		12,077
	Vermont — 0.1%
4,100	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,296
	Virgin Islands — 0.1%
1,755	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,785
	Virginia — 1.2%
2,425	Loudoun County, Public Improvement, Series B, GO, 5.00%, 12/01/15	2,617
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,224
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.00%, 05/15/16	1,565
1,495	Series A, Rev., 5.00%, 05/15/16	1,588
1,835	Series A, Rev., 5.00%, 05/15/16	1,938
1,520	Series A, Rev., 5.00%, 05/15/16	1,598
2,015	Series A, Rev., 5.00%, 05/15/16	2,109
1,580	Series A, Rev., 5.00%, 05/15/16	1,649
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,386
2,060	Series B, Rev., 5.00%, 05/15/16	2,175
2,170	Series B, Rev., 5.00%, 05/15/16	2,260
	Virginia Public School Authority,
5,210	Series A, Rev., 5.50%, 08/01/10 (p)	5,523
5,265	Series B, Rev., 5.00%, 08/01/13	5,613
		36,245
	Washington — 4.3%
10,000	City of Seattle, Improvements, Rev., FSA, 5.50%, 03/01/11	10,548
4,590	City of Seattle, Power, Rev., 5.63%, 12/01/10	4,832
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,146
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	514
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
765	Rev., AMBAC, 5.00%, 09/01/11	801
1,240	Rev., AMBAC, 5.00%, 09/01/10	1,285
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	42,140
	Grant County Public Utility District No. 2, Priest Rapids,
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,290
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	14,844
3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 06/01/11 (p)	3,136
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,343
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,610
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, School Board GTY, 5.60%, 12/01/10	3,715
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,210
4,000	Series C, GO, 5.50%, 07/01/09	4,128

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Washington — Continued
11,845	Washington Public Power Supply System, Nuclear Project No. 1, Series A, Rev., AMBAC, 6.00%, 07/01/08	12,059
3,800	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.75%, 07/01/09	3,930
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,657
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,046
		124,234
	West Virginia — 0.2%
1,905	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,999
90	Monongalia County, Single Family, Rev., 7.20%, 03/01/08 (p)	95
3,255	West Virginia State Higher Education Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/11	3,414
		5,508
	Wisconsin — 1.9%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,151
	Milwaukee County, Corporate Purpose,
2,350	Series A, GO, 5.63%, 09/01/09 (p)	2,436
3,000	Series A, GO, 5.63%, 09/01/09 (p)	3,110
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,086
1,000	GO, 6.25%, 05/01/12	1,106
6,275	Series 1, GO, 5.50%, 11/01/11	6,709
8,155	Series 1, GO, MBIA, 5.25%, 05/01/14	8,817
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,427
3,000	Series 1, Rev., 6.88%, 06/01/11	3,233
4,450	Series 3, GO, 5.20%, 11/01/09	4,591
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.10%, 06/01/12	3,324
	Wisconsin Health & Educational Facilities Authority,
6,250	Rev., 5.70%, 05/01/14 (i)	6,493
6,250	Rev., 5.95%, 05/01/19 (i)	6,695
		56,178
	Total Long-Term Investments (Cost $2,842,281)	2,884,140

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
26,936	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m) (Cost $26,936)	26,936
	Total Investments — 99.7% (Cost $2,869,217)	2,911,076
	Other Assets in Excess of Liabilities — 0.3%	8,930
	NET ASSETS — 100.0%	$2,920,006

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS   27

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 98.3%
	Municipal Bonds — 98.3%
	Arizona — 0.3%
1,610	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	1,655
	California — 0.6%
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,723
2,500	Santa Monica Community College District, Election 2007, Series C, GO, FGIC, Zero Coupon, 08/01/13	1,978
		3,701
	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,129
	District of Columbia — 0.3%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,572
	Florida — 0.2%
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,073
	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	846
	Illinois — 0.4%
77	Illinois Development Finance Authority, 5.20%, 08/01/28 (i)	77
2,535	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28 (i)	2,558
		2,635
	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO., MBIA, 5.25%, 03/01/17	1,616
	Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,007
	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,128
	New Jersey — 0.9%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	707
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	870
3,500	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	3,768
		5,345
	New York — 89.0%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08	1,053
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,269
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,080
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,383
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	154
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	518
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,112
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,085
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	678
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,818
1,100	GO, FGIC, 5.50%, 06/15/14	1,214
1,660	GO, FGIC, 5.50%, 06/15/15	1,845
685	GO, FGIC, 5.75%, 06/15/17	782
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	472
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	613
305	GO, FGIC, 5.50%, 07/15/09	317
375	GO, FGIC, 5.50%, 07/15/09	391
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,523
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,076

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	261
850	GO, FGIC, 5.70%, 06/15/09	888
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	646
255	GO, FSA, 5.25%, 04/15/14	276
	Cleveland Hill Union Free School District, Cheektowaga,
3,155	GO, FGIC, 5.50%, 10/15/09	3,296
1,650	Erie County, Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,731
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	2,631
510	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	516
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	301
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,134
1,050	GO, FGIC, 5.00%, 06/15/17	1,136
1,000	GO, FGIC, 5.00%, 06/15/19	1,082
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.00%, 06/15/18	1,329
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,062
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	73
2,790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09	2,897
745	Lindenhurst Union Free School District, Unrefunded Balance, GO, FGIC, 5.25%, 07/15/09	772
	Long Island Power Authority, Electric Systems,
2,800	Series A, Rev., AMBAC, 5.50%, 12/01/08	2,862
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,632
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,713
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,056
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,066
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,061
1,500	Series E, Rev., MBIA, 5.00%, 12/01/16	1,591
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	113
805	Mahopac Central School District, Series B, GO, MBIA, 5.60%, 06/15/10	851
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,123
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,301
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,624
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,336
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,494
1,000	Series A, Rev., FGIC, 5.25%, 11/15/17	1,097
800	Series A, Rev., FGIC, 5.25%, 11/15/18	876
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,881
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16	18,990
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,370
	Metropolitan Transportation Authority, Transportation Facilities,
510	Series C, Rev., FSA, 5.25%, 01/01/09 (p)	526
1,000	Series F, Rev., 5.00%, 11/15/15	1,065
	Monroe County, Public Improvement,
1,050	GO, 6.00%, 03/01/13	1,156
65	GO, AMBAC, 5.88%, 06/01/08	66
1,130	GO, FGIC, 5.00%, 03/01/12	1,187
335	GO, MBIA-IBC, 6.00%, 03/01/15	380
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,153
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,160
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,083
280	Monroe Woodbury Central School District, GO, FSA, 5.00%, 04/15/14	298
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,548
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	907
700	Series B, Rev., MBIA, 5.00%, 10/01/14	727
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	469
	New York City,
3,000	Series A-1, GO, 5.00%, 08/01/17	3,178
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,344
3,000	Series C, GO, 5.00%, 01/01/17	3,132
5,000	Series D, GO, 5.00%, 02/01/17	5,323
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,303
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,873
2,500	Series G, GO, 5.00%, 12/01/14	2,602
3,000	Series G, GO, 5.00%, 02/01/16	3,121
3,000	Series H, GO, 5.00%, 08/01/14	3,164
1,000	Series J, GO, FSA, 5.00%, 06/01/16	1,049

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    29

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,343
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,659
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., FGIC, 5.00%, 07/01/15	2,091
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,732
750	Series A, Rev., FSA, 5.00%, 05/15/13	781
	New York City Municipal Water Finance Authority,
1,500	Series B, Rev., 5.00%, 06/15/14	1,574
7,355	Series B, Rev., 5.00%, 06/15/14	7,674
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB, Rev., 5.00%, 06/15/16	5,610
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,137
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.63%, 01/01/10	1,051
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	5,003
1,000	Series B, Rev., 5.00%, 05/01/17	1,064
1,000	Series B, Rev., 5.00%, 05/01/17	1,058
3,000	Series B, Rev., 5.00%, 05/01/17	3,162
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,612
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,290
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,546
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,588
5,000	Sub Series C-1, Rev., 5.00%, 11/01/17	5,312
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	505
695	Series B, Rev., 6.13%, 05/15/10 (p)	746
2,000	New York City Trust For Cultural Resources, Educational Broadcasting Corp., Series 1999, Rev., 2.68%, 01/01/08 (i)	1,990
2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,201
3,000	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.00%, 04/01/17	3,192
	New York Mortgage Agency, Homeowner Mortgage,
265	Series 94, Rev., 5.35%, 04/01/10	266
1,000	Series 143, Rev, AMT, 4.75%, 4/01/17	967
225	New York State Dormitory Authority, Series C, Rev., 7.38%, 05/15/10 (p)	239
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	120
	New York State Dormitory Authority, City University System,
13,000	CONS, Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	13,863
3,565	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,829
2,160	CONS, Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,505
3,415	CONS, Series B, Rev., 6.00%, 07/01/14	3,686
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,629
6,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.25%, 07/01/11 (p)	7,234
435	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	455
1,000	New York State Dormitory Authority, Fordham University, Rev., 5.00%, AMBAC, 07/01/14	1,063
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,365
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.00%, 09/01/09	97
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,940
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,829
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,356
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,032
1,000	Rev., MBIA, 5.50%, 07/01/23	1,112
370	Rev., MBIA, 5.75%, 07/01/19	419
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.00%, 08/15/16 (p)	6

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.00%, 08/15/16	2,596
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	549
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,621
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,935
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,119
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,250
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,762
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,560
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,228
2,315	Series A, Rev., MBIA, 5.75%, 07/01/08	2,355
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,815
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,288
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,121
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	3,953
5,530	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/10	5,819
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,646
1,090	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.50%, 10/01/20	1,240
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,608
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,294
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	627
340	New York State Dormitory Authority, State Service Contract, Albany County, Rev., 5.50%, 04/01/08	343
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,067
	New York State Dormitory Authority, State University Dormitory Facilities,
1,830	Rev., 5.00%, 07/01/17	1,935
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,302
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,908
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,398
6,725	Series A, Rev., FGIC-TCRS, 5.50%,05/15/13	7,214
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,394
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,021
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,136
840	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/10	888
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,845
1,000	Series A, Rev., 5.25%, 12/15/17	1,097
2,000	Series A, Rev., 5.25%, 12/15/18	2,191
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,712
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,093
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,840
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,176
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,483
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	449
460	Series NYC-02, Rev., 5.75%, 06/15/11	494
700	Series NYC-02, Rev., 5.75%, 06/15/12	762
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,137
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	439
450	Series B, Rev., 5.70%, 07/15/09 (p)	471
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,347
3,125	Series I, Rev., 5.00%, 06/15/13	3,310
460	New York State Environmental Facilities Corp., State Water Revolving Fund, Series B, Rev., 5.70%, 07/15/09 (p)	482
4,650	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance, Series B, Rev., 5.70%, 07/15/09	4,855
	New York State Environmental Facilities Corp., Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,614

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    31

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
4,490	Series B, Rev., 5.70%, 07/15/09	4,688
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.00%, 04/01/17	2,630
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,615
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,042
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,069
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,329
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10	611
1,345	New York State Urban Development Corp., Correctional & Youth Facilities Services, Series A, Rev., 5.50%, 01/01/11	1,413
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.25%, 01/01/14	3,230
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,132
1,500	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,668
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,087
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,826
5,500	New York State Urban Development Corp., State Personal Income Tax, State Facilities, Series A, Rev., 5.38%, 03/15/12 (p)	5,899
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.88%, 04/01/10 (p)	48
440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	493
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,054
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	561
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,071
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,055
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,912
1,175	Series A, GO, 5.00%, 05/01/11	1,232
2,350	Series A, GO, 5.00%, 05/01/12	2,481
700	Series A, GO, 5.00%, 05/01/12	741
	Onondaga County, Unrefunded Balance,
890	Series A, GO, 5.25%, 05/15/11	944
515	Series A, GO, 5.25%, 05/15/11	544
160	Series A, GO, 5.25%, 05/15/11	170
3,000	Port Authority of New York & New Jersey, CONS, 147th Series, Rev., FGIC, 5.00%, 04/15/17	3,092
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	840
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	204
1,795	GO, FSA, 5.25%, 03/01/10	1,882
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,092
2,075	GO, FGIC, 5.50%, 06/15/09	2,161
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	294
	State of New York,
7,400	Series A, GO, 6.00%, 07/15/08	7,548
4,000	Series C, GO, 5.00%, 04/15/15	4,254
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	514
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,286
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	1,964
2,765	Series C, GO, MBIA, 5.25%, 07/15/12	2,947
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed, Series A-1, Rev., MBAC, 5.25%, 06/01/13	5,255
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10 (p)	1,060
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	105
3,955	Series Q, Rev., 6.75%, 01/01/09	4,049
7,350	Series SR, Rev., 5.50%, 01/01/12 (p)	7,618
3,595	Series X, Rev., 6.63%, 01/01/12	3,955
7,125	Series Y, Rev., 6.00%, 01/01/12	7,551
1,740	TSASC, Inc., Series 1, Rev., 4.75%, 06/01/16	1,638
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	594
3,210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,350
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	2,981

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	New York — Continued
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,441
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,713
2,820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,937
		544,862
	Ohio — 0.2%
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,467
	Puerto Rico — 3.2%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.75%, 07/01/11	4,302
210	Series A, GO, 5.50%, 07/01/18	228
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.50%, 07/01/12	1,211
	Puerto Rico Electric Power Authority,
535	Rev., MBIA, 5.00%, 07/01/20	572
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,166
475	Series KK, Rev., FSA, 5.25%, 07/01/13	512
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,342
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,292
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,474
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Series C, Rev., 5.50%, 07/01/12	1,565
		19,664
	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,156
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,142
		3,298
	Virgin Islands — 0.7%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,304
	Wisconsin — 0.6%
	State of Wisconsin,
1,250	Rev., 4.78%, 05/01/29 (i)	1,246
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,657
		3,903
	Total Long-Term Investments (Cost $587,902)	602,205

SHARES
Short-Term Investment — 0.8%
	Investment Company — 0.8%
4,884	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m) (Cost $4,884)	4,884
	Total Investments — 99.1% (Cost $592,786)	607,089
	Other Assets in Excess of Liabilities — 0.9%	5,205
	NET ASSETS — 100.0%	$612,294

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    33

JPMorgan Tax Free Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

ABBREVIATIONS:

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	— All or a portion of these securities are reserved for current or potential holdings of futures, swaps, options, when issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	— Security is prerefunded or escrowed to maturity.

(t)	— The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	— When-issued security.

ACA	— Insured by American Capital Access

AMBAC	— American Municipal Bond Assurance Corp.

AMT	— Alternative Minimum Tax

BNY	— Bank of New York

CIFG	— CDC IXIS Financial Guaranty

COLL	— Collateral

CONS	— Consolidated Bonds

COP	— Certificates of Participation

CR	— Custodial Receipts

EDA	— Economic Development Authority

FGIC	— Financial Guaranty Insurance Co.

FHA	— Federal Housing Authority

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance

GAN	— Grant Anticipation Note

GNMA	— Government National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

GTY	— Guarantee

IBC	— Insured Bond Certificates

ICR	— Insured Custodial Receipts

IDA	— Industrial Development Authority

LIQ	— Liquidity Agreement

LOC	— Letter of Credit

MBIA	— Municipal Bond Insurance Association

PCR	— Pollution Control Revenue

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

RADIAN	— Radian Asset Assurance

RAN	— Revenue Anticipation Note

Rev.	— Revenue Bond

SO	— Special Obligation

TCRS	— Transferable Custodial Receipts

VA MTGS	— Veterans Administration Mortgages

VAR	— Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2007.

VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2007.

XLCA	— XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)
(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund		New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$150,739	$2,884,140		$602,205
Investments in affiliates, at value	596	26,936		4,884
Total investment securities, at value	151,335	2,911,076		607,089
Receivables:
Investment securities sold	—	1,136		—
Fund shares sold	56	1,759		138
Interest and dividends	1,705	36,271		7,156
Prepaid expenses and other assets	—	—	(b)	—
Total Assets	153,096	2,950,242		614,383

LIABILITIES:
Payables:
Dividends	362	8,002		1,347
Investment securities purchased	1,549	20,049		—
Fund shares redeemed	49	588		286
Accrued liabilities:
Investment advisory fees	31	739		155
Administration fees	8	259		54
Shareholder servicing fees	16	363		103
Distribution fees	2	21		23
Custodian and accounting fees	9	59		24
Trustees’ and Chief Compliance Officer’s fees	1	20		10
Other	48	136		87
Total Liabilities	2,075	30,236		2,089
Net Assets	$151,021	$2,920,006		$612,294

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$149,824	$2,877,604	$601,035
Accumulated undistributed (distributions in excess of) net investment income	(3)	904	(22)
Accumulated net realized gains (losses)	(478)	(361)	(3,022)
Net unrealized appreciation (depreciation)	1,678	41,859	14,303
Total Net Assets	$151,021	$2,920,006	$612,294

Net Assets:
Class A	$8,782	$61,892	$71,406
Class B	—	6,650	9,513
Class C	490	5,365	2,060
Select Class	107,240	2,403,865	440,018
Institutional Class	34,509	442,234	89,297
Total	$151,021	$2,920,006	$612,294

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	860	5,832	10,280
Class B	—	636	1,366
Class C	48	514	296
Select Class	10,502	229,351	63,168
Institutional Class	3,431	42,222	12,820

Net Asset Value:
Class A — Redemption price per share	$10.21	$10.61	$6.95
Class B — Offering price per share (a)	—	10.46	6.96
Class C — Offering price per share (a)	10.17	10.43	6.95
Select Class — Offering and redemption price per share	10.21	10.48	6.97
Institutional Class — Offering and redemption price per share	10.06	10.47	6.97
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$10.61	$11.02	$7.22

Cost of investments	$149,657	$2,869,217	$592,786

(a)	Redemption price for Class B and Class C Shares varies based on the length of time the shares were held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    37

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$3,248	$64,197	$14,046
Dividend income from affiliates (a)	42	581	44
Total investment income	3,290	64,778	14,090

EXPENSES:
Investment advisory fees	230	4,408	942
Administration fees	76	1,464	313
Distribution fees:
Class A	11	80	84
Class B	—	26	39
Class C	1	17	8
Shareholder servicing fees:
Class A	11	80	84
Class B	—	9	13
Class C	— (b)	6	3
Select Class	136	2,996	570
Institutional Class	18	233	46
Custodian and accounting fees	14	97	32
Interest expense	1	—	14
Professional fees	24	59	26
Trustees’ and Chief Compliance Officer’s fees	1	16	3
Printing and mailing costs	8	92	27
Registration and filing fees	18	48	16
Transfer agent fees	15	103	38
Other	1	26	6
Total expenses	565	9,760	2,264
Less amounts waived	(112)	(1,197)	(88)
Less earnings credits	— (b)	(4)	— (b)
Less reimbursements for legal matters	—	— (b)	—
Net expenses	453	8,559	2,176
Net investment income (loss)	2,837	56,219	11,914

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(112)	66	(532)

Change in net unrealized appreciation (depreciation) of investments	(2,442)	(42,988)	(8,255)
Net realized/unrealized gains (losses)	(2,554)	(42,922)	(8,787)
Change in net assets resulting from operations	$283	$13,297	$3,127

(a)	Includes reimbursement of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,837	$5,250	$56,219	$108,382
Net realized gain (loss)	(112)	(314)	66	(1,291)
Change in net unrealized appreciation (depreciation)	(2,442)	309	(42,988)	1,692
Change in net assets resulting from operations	283	5,245	13,297	108,783

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(161)	(389)	(1,162)	(1,977)
From net realized gains	—	—	—	(7)
Class B
From net investment income	—	—	(102)	(260)
From net realized gains	—	—	—	(1)
Class C
From net investment income	(5)	(5)	(71)	(100)
From net realized gains	—	—	—	— (a)
Select Class
From net investment income	(1,986)	(3,515)	(45,895)	(92,842)
From net realized gains	—	—	—	(294)
Institutional Class
From net investment income	(679)	(1,352)	(9,085)	(13,694)
From net realized gains	—	—	—	(60)
Total distributions to shareholders	(2,831)	(5,261)	(56,315)	(109,235)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	4,187	9,149	50,512	232,866

NET ASSETS:
Change in net assets	1,639	9,133	7,494	232,414
Beginning of period	149,382	140,249	2,912,512	2,680,098
End of period	$151,021	$149,382	$2,920,006	$2,912,512
Accumulated undistributed (distributions in excess of) net investment income	$(3)	$(9)	$904	$1,000

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$11,914	$25,318
Net realized gain (loss)	(532)	(2,208)
Change in net unrealized appreciation (depreciation)	(8,255)	(1,545)
Change in net assets resulting from operations	3,127	21,565

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,298)	(2,050)
Class B
From net investment income	(155)	(383)
Class C
From net investment income	(32)	(59)
Select Class
From net investment income	(8,618)	(19,274)
Institutional Class
From net investment income	(1,842)	(3,559)
Total distributions to shareholders	(11,945)	(25,325)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(10,324)	(121,033)

NET ASSETS:
Change in net assets	(19,142)	(124,793)
Beginning of period	631,436	756,229
End of period	$612,294	$631,436
Accumulated undistributed (distributions in excess of) net investment income	$(22)	$9

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,356	$448	$16,354	$19,280
Dividends and distributions reinvested	101	188	816	1,273
Cost of shares redeemed	(3,498)	(6,022)	(9,081)	(23,085)
Change in net assets from Class A capital transactions	$959	$(5,386)	$8,089	$(2,532)
Class B
Proceeds from shares issued	$—	$—	$23	$308
Dividends and distributions reinvested	—	—	49	138
Cost of shares redeemed	—	—	(870)	(2,901)
Change in net assets from Class B capital transactions	$—	$—	$(798)	$(2,455)
Class C
Proceeds from shares issued	$346	$17	$1,840	$2,648
Dividends and distributions reinvested	4	3	42	56
Cost of shares redeemed	(2)	(20)	(394)	(1,267)
Change in net assets from Class C capital transactions	$348	$— (a)	$1,488	$1,437
Select Class
Proceeds from shares issued	$14,143	$53,144	$310,653	$891,604
Dividends and distributions reinvested	368	584	4,652	9,247
Cost of shares redeemed	(14,264)	(33,643)	(250,790)	(829,554)
Change in net assets from Select Class capital transactions	$247	$20,085	$64,515	$71,297
Institutional Class
Proceeds from shares issued	$8,675	$12,874	$74,102	$351,499
Dividends and distributions reinvested	229	467	2,998	4,966
Cost of shares redeemed	(6,271)	(18,891)	(99,882)	(191,346)
Change in net assets from Institutional Class capital transactions	$2,633	$(5,550)	$(22,782)	$165,119
Total change in net assets from capital transactions	$4,187	$9,149	$50,512	$232,866

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Class A
Issued	424	44	1,524	1,798
Reinvested	10	18	77	119
Redeemed	(342)	(582)	(854)	(2,156)
Change in Class A Shares	92	(520)	747	(239)
Class B
Issued	—	—	2	29
Reinvested	—	—	5	13
Redeemed	—	—	(83)	(274)
Change in Class B Shares	—	—	(76)	(232)
Class C
Issued	34	2	176	251
Reinvested	— (a)	— (a)	4	5
Redeemed	— (a)	(2)	(38)	(120)
Change in Class C Shares	34	— (a)	142	136
Select Class
Issued	1,373	5,133	29,486	84,283
Reinvested	36	56	443	873
Redeemed	(1,389)	(3,251)	(23,797)	(78,190)
Change in Select Class Shares	20	1,938	6,132	6,966
Institutional Class
Issued	854	1,257	7,011	33,074
Reinvested	22	46	285	469
Redeemed	(621)	(1,846)	(9,496)	(18,080)
Change in Institutional Class Shares	255	(543)	(2,200)	15,463

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,574	$5,158
Dividends and distributions reinvested	1,067	1,590
Cost of shares redeemed	(10,040)	(14,147)
Change in net assets from Class A capital transactions	$20,601	$(7,399)
Class B
Proceeds from shares issued	$158	$237
Dividends and distributions reinvested	112	274
Cost of shares redeemed	(1,885)	(5,289)
Change in net assets from Class B capital transactions	$(1,615)	$(4,778)
Class C
Proceeds from shares issued	$547	$290
Dividends and distributions reinvested	25	46
Cost of shares redeemed	(338)	(669)
Change in net assets from Class C capital transactions	$234	$(333)
Select Class
Proceeds from shares issued	$30,392	$87,146
Dividends and distributions reinvested	1,283	2,807
Cost of shares redeemed	(59,924)	(178,123)
Change in net assets from Select Class capital transactions	$(28,249)	$(88,170)
Institutional Class
Proceeds from shares issued	$8,128	$38,115
Dividends and distributions reinvested	1,103	2,036
Cost of shares redeemed	(10,526)	(60,504)
Change in net assets from Institutional Class capital transactions	$(1,295)	$(20,353)
Total change in net assets from capital transactions	$(10,324)	$(121,033)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2007 (Unaudited)	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Class A
Issued	4,222	733
Reinvested	153	226
Redeemed	(1,440)	(2,012)
Change in Class A Shares	2,935	(1,053)
Class B
Issued	23	33
Reinvested	16	39
Redeemed	(270)	(749)
Change in Class B Shares	(231)	(677)
Class C
Issued	78	41
Reinvested	4	7
Redeemed	(49)	(95)
Change in Class C Shares	33	(47)
Select Class
Issued	4,351	12,347
Reinvested	184	399
Redeemed	(8,563)	(25,290)
Change in Select Class Shares	(4,028)	(12,544)
Institutional Class
Issued	1,156	5,389
Reinvested	158	289
Redeemed	(1,511)	(8,582)
Change in Institutional Class Shares	(197)	(2,904)

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$10.38	$0.19		$(0.17)	$0.02	$(0.19)	$—	$(0.19)
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (d)	10.48	0.18		(0.08)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.77	0.37		(0.14)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.37		0.22	0.59	(0.38)	(0.24)	(0.62)
Year Ended August 31, 2003	11.07	0.39		(0.22)	0.17	(0.40)	(0.04)	(0.44)
September 10, 2001 (e) to August 31, 2002	10.90	0.40		0.17	0.57	(0.40)	—	(0.40)

Intermediate Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	10.77	0.19		(0.16)	0.03	(0.19)	—	(0.19)
Year Ended February 28, 2007	10.77	0.39	(f)	— (g)	0.39	(0.39)	— (g)	(0.39)
September 1, 2005 to February 28, 2006 (d)	10.94	0.20		(0.14)	0.06	(0.19)	(0.04)	(0.23)
Year Ended August 31, 2005	11.11	0.39		(0.13)	0.26	(0.39)	(0.04)	(0.43)
December 31, 2003 (e) to August 31, 2004	11.10	0.27	(f)	0.01	0.28	(0.27)	—	(0.27)

New York Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	7.05	0.13	(f)	(0.10)	0.03	(0.13)	—	(0.13)
Year Ended February 28, 2007	7.08	0.26	(f)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (d)	7.19	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.40	0.25		(0.12)	0.13	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.35	0.25		0.15	0.40	(0.24)	(0.11)	(0.35)
Year Ended August 31, 2003	7.45	0.26	(f)	(0.10)	0.16	(0.26)	— (g)	(0.26)
Year Ended August 31, 2002	7.37	0.26	(f)	0.10	0.36	(0.27)	(0.01)	(0.28)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.21	0.18%	$8,782	0.60%		3.69%	1.01%		11%
10.38	3.68	7,968	0.60		3.65	1.02		22
10.38	0.91	13,372	0.60		3.50	1.09		4
10.48	2.21	14,547	0.60		3.47	1.12		40
10.77	5.62	17,070	0.60		3.47	1.19		43
10.80	1.51	22,000	0.60		3.56	1.16		49
11.07	5.33	23,000	0.60		3.70	1.23		65

10.61	0.32	61,892	0.75		3.66	0.93		9
10.77	3.73	54,750	0.75		3.67	0.93		19
10.77	0.53	57,348	0.75		3.62	0.94		6
10.94	2.35	60,474	0.75		3.56	0.97		28
11.11	2.55	726	0.73		3.52	9.03	(h)	65

6.95	0.48	71,406	0.75		3.73	0.95		9
7.05	3.34	51,749	0.76	(i)	3.65	0.95		11
7.08	0.24	59,428	0.75		3.34	0.97		5
7.19	1.84	64,005	0.75		3.18	1.04		25
7.40	5.57	84,997	0.75		3.32	1.12		30
7.35	2.15	88,000	0.75		3.45	1.07		38
7.45	5.06	107,000	0.75		3.58	1.09		75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intermediate Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$10.61	$0.16		$(0.15)	$0.01	$(0.16)	$—	$(0.16)
Year Ended February 28, 2007	10.62	0.32	(f)	(0.01)	0.31	(0.32)	— (g)	(0.32)
September 1, 2005 to February 28, 2006 (d)	10.79	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	10.98	0.31		(0.15)	0.16	(0.31)	(0.04)	(0.35)
December 31, 2003 (e) to August 31, 2004	11.10	0.21	(f)	(0.12)	0.09	(0.21)	—	(0.21)

New York Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	7.06	0.11	(f)	(0.10)	0.01	(0.11)	—	(0.11)
Year Ended February 28, 2007	7.09	0.21	(f)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (d)	7.20	0.10		(0.10)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.19		(0.12)	0.07	(0.17)	(0.11)	(0.28)
Year Ended August 31, 2004	7.36	0.20		0.15	0.35	(0.19)	(0.11)	(0.30)
Year Ended August 31, 2003	7.46	0.20	(f)	(0.10)	0.10	(0.20)	— (g)	(0.20)
Year Ended August 31, 2002	7.38	0.21	(f)	0.08	0.29	(0.20)	(0.01)	(0.21)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.46	0.07%	$6,650	1.43%	2.98%	1.43%		9%
10.61	2.99	7,550	1.43	3.02	1.43		19
10.62	0.20	10,023	1.43	3.01	1.44		6
10.79	1.47	10,845	1.43	2.95	1.43		28
10.98	0.85	22	1.50	2.86	13.40	(h)	65

6.96	0.10	9,513	1.45	3.04	1.45		9
7.06	2.60	11,273	1.45	2.95	1.45		11
7.09	(0.10)	16,125	1.47	2.62	1.47		5
7.20	1.08	18,416	1.50	2.42	1.53		25
7.41	4.73	22,699	1.55	2.52	1.62		30
7.36	1.34	25,037	1.55	2.64	1.57		38
7.46	4.08	21,000	1.57	2.74	1.59		75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$10.34	$0.17		$(0.17)	$—	$(0.17)	$—	$(0.17)
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)	—	(0.33)
September 1, 2005 to February 28, 2006 (d)	10.44	0.16		(0.09)	0.07	(0.15)	(0.02)	(0.17)
February 19, 2005 (e) to August 31, 2005	10.55	0.17		(0.09)	0.08	(0.19)	—	(0.19)

Intermediate Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	10.59	0.16		(0.16)	—	(0.16)	—	(0.16)
Year Ended February 28, 2007	10.60	0.32	(f)	(0.01)	0.31	(0.32)	— (g)	(0.32)
September 1, 2005 to February 28, 2006 (d)	10.77	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	11.01	0.31		(0.19)	0.12	(0.32)	(0.04)	(0.36)
December 31, 2003 (e) to August 31, 2004	11.10	0.21	(f)	(0.09)	0.12	(0.21)	—	(0.21)

New York Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	7.05	0.11	(f)	(0.10)	0.01	(0.11)	—	(0.11)
Year Ended February 28, 2007	7.08	0.21	(f)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (d)	7.19	0.09		(0.09)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.18		(0.11)	0.07	(0.18)	(0.11)	(0.29)
Year Ended August 31, 2004	7.36	0.19		0.16	0.35	(0.19)	(0.11)	(0.30)
January 31, 2003 (e) to August 31, 2003	7.46	0.10	(f)	(0.09)	0.01	(0.11)	— (g)	(0.11)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.17	(0.04)%	$490	1.10%	3.20%	1.51%		11%
10.34	3.22	147	1.10	3.16	1.51		22
10.34	0.68	147	1.10	2.99	1.59		4
10.44	0.76	107	1.10	2.89	1.53		40

10.43	0.01	5,365	1.43	2.98	1.43		9
10.59	3.01	3,939	1.43	3.00	1.43		19
10.60	0.23	2,508	1.43	3.00	1.44		6
10.77	1.05	1,774	1.45	2.82	2.21		28
11.01	1.13	82	1.50	2.83	14.81	(h)	65

6.95	0.12	2,060	1.45	3.04	1.45		9
7.05	2.62	1,854	1.45	2.96	1.45		11
7.08	(0.10)	2,197	1.47	2.61	1.47		5
7.19	1.00	2,032	1.50	2.42	1.53		25
7.41	4.73	1,922	1.55	2.52	1.61		30
7.36	0.17	2,000	1.55	2.40	1.57		38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$10.38	$0.19		$(0.17)	$0.02	$(0.19)	$—	$(0.19)
Year Ended February 28, 2007	10.38	0.37		— (f)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (d)	10.48	0.18		(0.09)	0.09	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2005	10.77	0.36		(0.13)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.36		0.22	0.58	(0.37)	(0.24)	(0.61)
Year Ended August 31, 2003	11.07	0.39		(0.23)	0.16	(0.39)	(0.04)	(0.43)
Year Ended August 31, 2002	10.91	0.40		0.16	0.56	(0.40)	—	(0.40)

Intermediate Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	10.64	0.20		(0.16)	0.04	(0.20)	—	(0.20)
Year Ended February 28, 2007	10.65	0.41	(e)	(0.01)	0.40	(0.41)	— (f)	(0.41)
September 1, 2005 to February 28, 2006 (d)	10.82	0.20		(0.13)	0.07	(0.20)	(0.04)	(0.24)
Year Ended August 31, 2005	11.00	0.40		(0.14)	0.26	(0.40)	(0.04)	(0.44)
Year Ended August 31, 2004	10.93	0.41	(e)	0.15	0.56	(0.41)	(0.08)	(0.49)
Year Ended August 31, 2003	11.15	0.42		(0.15)	0.27	(0.42)	(0.07)	(0.49)
Year Ended August 31, 2002	10.98	0.43		0.21	0.64	(0.43)	(0.04)	(0.47)

New York Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	7.06	0.13	(e)	(0.09)	0.04	(0.13)	—	(0.13)
Year Ended February 28, 2007	7.09	0.26	(e)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (d)	7.20	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.42	0.23		(0.11)	0.12	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.37	0.25		0.16	0.41	(0.25)	(0.11)	(0.36)
Year Ended August 31, 2003	7.46	0.26	(e)	(0.09)	0.17	(0.26)	— (f)	(0.26)
Year Ended August 31, 2002	7.38	0.26	(e)	0.09	0.35	(0.26)	(0.01)	(0.27)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Calculated based upon average shares outstanding.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.21	0.19%	$107,240	0.62%	3.68%	0.76%	11%
10.38	3.65	108,793	0.65	3.60	0.76	22
10.38	0.90	88,688	0.65	3.45	0.85	4
10.48	2.18	80,959	0.65	3.42	0.81	40
10.77	5.57	40,234	0.65	3.42	0.88	43
10.80	1.45	36,000	0.65	3.51	0.84	49
11.07	5.31	46,000	0.65	3.63	0.88	65

10.48	0.41	2,403,865	0.59	3.82	0.68	9
10.64	3.84	2,374,148	0.59	3.85	0.68	19
10.65	0.63	2,302,094	0.59	3.84	0.69	6
10.82	2.42	1,668,674	0.62	3.74	0.70	28
11.00	5.19	1,103,996	0.66	3.71	0.73	65
10.93	2.44	1,159,000	0.66	3.73	0.74	56
11.15	5.99	1,155,000	0.66	3.88	0.74	71

6.97	0.63	440,018	0.70	3.79	0.70	9
7.06	3.36	474,620	0.70	3.70	0.70	11
7.09	0.25	565,582	0.72	3.38	0.73	5
7.20	1.76	429,803	0.71	3.21	0.72	25
7.42	5.60	394,144	0.72	3.35	0.76	30
7.37	2.32	410,000	0.72	3.48	0.75	38
7.46	4.99	474,000	0.72	3.63	0.76	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$10.22	$0.19		$(0.16)	$0.03	$(0.19)	$—	$(0.19)
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)	—	(0.38)
September 1, 2005 to February 28, 2006 (d)	10.33	0.17		(0.07)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.61	0.42		(0.17)	0.25	(0.37)	(0.16)	(0.53)
Year Ended August 31, 2004	10.64	0.39		0.21	0.60	(0.39)	(0.24)	(0.63)
Year Ended August 31, 2003	10.90	0.41		(0.23)	0.18	(0.40)	(0.04)	(0.44)
Year Ended August 31, 2002	10.73	0.42		0.16	0.58	(0.41)	—	(0.41)

Intermediate Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	10.63	0.21		(0.16)	0.05	(0.21)	—	(0.21)
Year Ended February 28, 2007	10.64	0.42	(f)	(0.01)	0.41	(0.42)	— (g)	(0.42)
September 1, 2005 to February 28, 2006 (d)	10.81	0.20		(0.12)	0.08	(0.21)	(0.04)	(0.25)
Year Ended August 31, 2005	10.99	0.43		(0.16)	0.27	(0.41)	(0.04)	(0.45)
Year Ended August 31, 2004	10.93	0.43	(f)	0.14	0.57	(0.43)	(0.08)	(0.51)
Year Ended August 31, 2003	11.15	0.43		(0.15)	0.28	(0.43)	(0.07)	(0.50)
September 10, 2001 (e) to August 31, 2002	10.94	0.44		0.25	0.69	(0.44)	(0.04)	(0.48)

New York Tax Free Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	7.06	0.14	(f)	(0.09)	0.05	(0.14)	—	(0.14)
Year Ended February 28, 2007	7.09	0.27	(f)	(0.02)	0.25	(0.28)	—	(0.28)
September 1, 2005 to February 28, 2006 (d)	7.20	0.13		(0.10)	0.03	(0.13)	(0.01)	(0.14)
Year Ended August 31, 2005	7.41	0.26		(0.10)	0.16	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2004	7.36	0.26		0.16	0.42	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2003	7.46	0.28	(f)	(0.10)	0.18	(0.28)	— (g)	(0.28)
September 10, 2001 (e) to August 31, 2002	7.33	0.27	(f)	0.15	0.42	(0.28)	(0.01)	(0.29)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.06	0.34%	$34,509	0.50%		3.80%	0.61%	11%
10.22	3.75	32,474	0.50		3.77	0.62	22
10.23	0.97	38,042	0.50		3.66	0.71	4
10.33	2.42	26,100	0.50		3.62	0.67	40
10.61	5.76	71,759	0.50		3.62	0.70	43
10.64	1.67	107,000	0.50		3.72	0.66	49
10.90	5.57	149,000	0.50		3.84	0.71	65

10.47	0.45	442,234	0.50		3.91	0.53	9
10.63	3.94	472,125	0.50		3.92	0.53	19
10.64	0.67	308,125	0.50		3.93	0.54	6
10.81	2.52	247,373	0.50		3.85	0.56	28
10.99	5.26	384,851	0.50		3.87	0.59	65
10.93	2.60	484,000	0.50		3.89	0.59	56
11.15	6.43	642,000	0.50		4.02	0.58	71

6.97	0.73	89,297	0.50		3.98	0.55	9
7.06	3.55	91,940	0.51	(h)	3.90	0.55	11
7.09	0.35	112,897	0.50		3.58	0.57	5
7.20	2.11	132,939	0.50		3.42	0.58	25
7.41	5.82	174,207	0.50		3.57	0.61	30
7.36	2.40	229,000	0.50		3.70	0.60	38
7.46	5.89	298,000	0.50		3.85	0.62	75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    55

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes offered
California Tax Free Bond Fund	Class A, Class C, Select Class and Institutional Class
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class
New York Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
California Tax Free Bond Fund	$3,134	2.1%
Intermediate Tax Free Bond Fund	51,498	1.8
New York Tax Free Bond Fund	5,871	1.0

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

56   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2007 are as follows (amounts in thousands):

Six Months Ended 8/31/07
California Tax Free Bond Fund	$2
Intermediate Tax Free Bond Fund	30
New York Tax Free Bond Fund	2

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    57

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2007, the Distributor retained the following amounts (in thousands):

	Front-end Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
Intermediate Tax Free Bond Fund	3	6
New York Tax Free Bond Fund	3	12

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class	Institutional Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.25%	0.10%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.25	0.10
New York Tax Free Bond Fund	0.25	0.25	0.25	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”) provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

58   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class		Institutional Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.55	%*	0.50%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.59		0.50
New York Tax Free Bond Fund	0.75	1.55	1.55	0.72		0.50

*	Prior to July 1, 2007 the contractual expense limitation was 0.65%.

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$46	$34	$30	$2	$112
Intermediate Tax Free Bond Fund	—	17	1,180	—	1,197
New York Tax Free Bond Fund	—	—	88	—	88

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the period ended August 31, 2007, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$24,039	$16,260
Intermediate Tax Free Bond Fund	308,914	270,565
New York Tax Free Bond Fund	56,337	68,175

During the six months ended August 31, 2007, there were no purchases or sales of U.S. Government securities.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    59

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2007, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$149,657	$2,468	$790	$1,678
Intermediate Tax Free Bond Fund	2,869,217	54,380	12,521	41,859
New York Tax Free Bond Fund	592,786	15,742	1,439	14,303

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of August 31, 2007. Average borrowings from the Facility for the six months ended August 31, 2007 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
California Tax Free Bond Fund	$842	4	$—	(a)
New York Tax Free Bond Fund	2,423	25	9

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. The issuer’s abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

8. Legal Matters

On June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors, Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an

60   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed pursuant to a distribution plan to certain current and former shareholders of funds identified in the distribution plan. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) it managed in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were led by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPMorgan Intermediate Tax Free Bond Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    61

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	143	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	143	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	143	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	143
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	143	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	143	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	143	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	143	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

62   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees (continued)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	143	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	143	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	143	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	143	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	143
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (143 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    63

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.
Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

64   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,001.80	$3.03	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	999.60	5.54	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Select Class
Actual	1,000.00	1,001.90	3.13	0.62
Hypothetical	1,000.00	1,022.08	3.16	0.62
Institutional Class
Actual	1,000.00	1,003.40	2.52	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    65

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Intermediate Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,003.20	$3.79	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,000.70	7.21	1.43
Hypothetical	1,000.00	1,018.00	7.27	1.43
Class C
Actual	1,000.00	1,000.10	7.21	1.43
Hypothetical	1,000.00	1,018.00	7.27	1.43
Select Class
Actual	1,000.00	1,004.10	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Institutional Class
Actual	1,000.00	1,004.50	2.53	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,004.80	3.79	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,001.00	7.31	1.45
Hypothetical	1,000.00	1,017.90	7.37	1.45
Class C
Actual	1,000.00	1,001.20	7.31	1.45
Hypothetical	1,000.00	1,017.90	7.37	1.45
Select Class
Actual	1,000.00	1,006.30	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Institutional Class
Actual	1,000.00	1,007.30	2.53	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

66   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2007, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for each Fund. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 15, 2007.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, with respect to all Funds, except the money market Funds and the insurance portfolios, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds, at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with independent counsel at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”) an affiliate of the Advisor was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of

AUGUST 31, 2007        JPMORGAN TAX FREE FUNDS    67

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Investment Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Advisor earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMCB for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Funds’ Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of these Funds. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The specific Lipper rankings

68   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2007

noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted the California Tax Free Bond Fund’s performance in the third quintile for Class A shares and in the third, fourth and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Intermediate Tax Free Bond Fund’s performance in the third and second quintiles for Class A shares for the one and three year periods and in the second, third and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the New York Tax Free Bond Fund’s performance in the fourth quintile for Class A shares and for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with the members of the Fixed Income sub-committee at each of their regular meetings over the course of the year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the California Tax Free Bond’s fee was considered reasonable recognizing that the net advisory fee for the Class A shares and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the fourth quintile of its Universe Group. In this regard, the Trustees considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

The Trustees noted that the Intermediate Tax Free Bond Fund’s fee was considered reasonable recognizing that the net advisory fee for the Class A shares was in the second quintile and for the Select Class shares was in the third quintile and the actual total expenses for the Class A shares were in the second quintile and for the Select Class shares were in the third quintile of its Universe Group. In this regard, the Trustees considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

The Trustees noted that the New York Tax Free Bond Fund’s fee was considered reasonable recognizing that the net advisory fee for the Class A shares was in the second quintile and for the Select Class shares was in the third quintile and the actual total expenses for the Class A shares were in the second quintile and for the Select Class shares were in the fifth quintile of its Universe Group. In this regard, the Trustees considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-TF-807

SEMI-ANNUAL REPORT
 SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)

JPMorgan Funds

Income

Funds

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Short Term Bond Fund II
JPMorgan Strategic Income Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Bond Fund	2
JPMorgan Emerging Markets Debt Fund	4
JPMorgan Enhanced Income Fund	6
JPMorgan Real Return Fund	8
JPMorgan Short Term Bond Fund	10
JPMorgan Short Term Bond Fund II	12
JPMorgan Strategic Income Fund	14
Schedules of Portfolio Investments	16
Financial Statements	104
Financial Highlights	124
Notes to Financial Statements	142
Trustees	153
Officers	155
Schedule of Shareholder Expenses	156
Board Approval of Investment Advisory Agreements	159

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
SEPTEMBER 12, 2007 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for certain of the JPMorgan Income Funds for the six months ended August 31, 2007. Inside, you’ll find in-depth information on some of our income funds along with reports from the portfolio managers.

“Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility.”

Bonds continue to post gains

The bond market rode a wave of changing market sentiment during the six-month period ended August 31, 2007. Despite market volatility, investment-grade investors generally stayed above water, with the Lehman Brothers Aggregate Bond Index returning 1.54% for the six months.

Economic optimism pushes Treasury yields higher

Early in the six-month period, an increase in business spending and inventory rebuilding suggested economic growth would rebound from the first calendar quarter’s tepid pace of 0.6%. These economic indicators helped push Treasury yields higher during the early part of the summer. In addition, yields on spread sectors increased, due to unease regarding credit quality in the leveraged and sub-investment-grade loan markets.

Credit concerns swell

Credit and liquidity concerns mounted throughout the summer months. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities showed no signs of easing, and remained the dominant theme in the markets.

Given the high degree of uncertainty regarding exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance, and investors were jolted by a series of unfavorable news releases and strong volatility.

Major dislocations occurred in the commercial paper market, especially for entities issuing asset-backed commercial paper. These dislocations expanded to virtually all sectors of the fixed income markets. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. High-yield markets were affected in particular, as investors scaled back their appetites for risk. Issuers not involved in sub-prime mortgage activity or other housing-related businesses continued to report solid financial results, and their securities were less affected.

Volatility and a reduction in risk taking mitigated leveraged buyout (LBO) risk to an extent, and bonds of these companies performed relatively well during August.

The U.S. Treasury market ultimately performed well, despite a strong rebound in second-quarter gross domestic product (GDP) growth to 4.0%. The pace of economic growth took a back seat to credit-market woes, which sparked a “flight to quality” into the U.S. Treasury market. Yields on most Treasuries ended the six-month period lower, with shorter-term securities showing the greatest decline.

Investors anticipate Fed rate cut

Late in the six-month period the Federal Reserve (Fed) reduced the discount rate by 50 basis points, suggesting the Fed views the need to act as a lender of last resort and avert a systemic failure in the financial sector as its main priority.

The Fed did not change its target for the fed funds rate, but it issued a statement strongly suggesting a policy tilt toward an easing bias. Despite these actions, the fixed income markets have continued to be driven by volatility and risk aversion.

Economic outlook remains upbeat

Despite the volatility the financial markets experienced in the final weeks of the period, the economic data released in August continued to support the prospect for solid growth in the third quarter:

•	The unemployment rate remained unchanged at 4.6%.

•	The income and consumption report showed wages and salaries up 7.2% over the prior July, the highest growth rate in this cycle.

•	The July core consumer price index showed a year-over-year increase of 2.2%, unchanged from the previous month, while the core personal consumption expenditures deflator, the Fed’s preferred inflation gauge, remained steady at 1.9%, within the Fed’s inflation “comfort zone.”

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   1

JPMorgan Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	July 26, 1993
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$2,342,656
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AA
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned –1.04%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 1.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically our positions in Argentina and Venezuela for which spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about the sub-prime mortgages affected other sectors in general. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. An additional detractor was our overweight position in mortgage pass-through securities for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor seeks to diversify returns from high-conviction insights across a global set of opportunities. We do this by balancing top-down macroeconomic themes with bottom-up security selection and interest rate management. Specifically, we seek to outperform the broad market through allocations to extended sectors, including emerging markets debt and high-yield debt.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	33.4%
Corporate Bonds	28.2
Collateralized Mortgage Obligations	19.1
Asset-Backed Securities	7.3
Others (less than 5.0%)	12.0

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.41%	3.95%	5.33%
With Sales Charge *		(1.41)	3.16	4.93
CLASS B SHARES	9/10/01
Without CDSC		1.78	3.13	4.82
With CDSC **		(3.22)	2.78	4.82
CLASS C SHARES	3/31/03
Without CDSC		1.68	3.21	4.86
With CDSC ***		0.68	3.21	4.86
SELECT CLASS SHARES	9/10/01	2.55	3.97	5.33
INSTITUTIONAL CLASS SHARES	7/26/93	2.69	4.14	5.50
ULTRA SHARES	9/10/01	2.81	4.22	5.61

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on July 26, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the U.S. Fixed Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class, Class A and Class B Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A and Class B Shares (during this period, therefore, the performance of Class A and Class B Shares would have been lower). The returns for the Ultra Shares prior to their inception date reflect the performance of the Ultra feeder. The historical expenses of the Ultra feeder were similar to those of the Ultra Shares. The returns for Class C Shares prior to inception reflect the historical performance of Class B Shares which has expenses substantially similar to those of Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Bond Fund, Lehman Brothers Aggregate Bond Index and Lipper Intermediate Investment Grade Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The Lipper Intermediate Investment Grade Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   3

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	April 17, 1997
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$241,883
Primary Benchmark	JPMorgan Emerging Markets Bond Index Global
Average Credit Quality	BB
Duration	6.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers, returned –1.65%* (Select Class Shares) for the six months ended August 31, 2007, compared to the –0.16% return for the JPMorgan Emerging Markets Bond Index Global over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark primarily due to our positions in Latin American economies, specifically in Argentina and Venezuela. Markets in these countries were volatile, causing the spreads to rise rapidly and dramatically, which severely affected the Fund’s performance.

The Fund’s exposure in Asia’s emerging market economies contributed modestly to performance relative to its benchmark.

Q:	HOW WAS THE FUND MANAGED?

A:	The Fund was managed using the expertise of our sector-specialist teams in identifying relative-value security selection opportunities (i.e., overweighting undervalued names and underweighting those that are overvalued). For the period, the Fund was positioned with a bias toward countries that provided strong insulation from a higher-rate environment (e.g., those with a relatively lower need for current financing). The Fund also favored countries that exported commodities or with trade surpluses.

While committed to investing based upon the long-term outlook of emerging markets countries, the Fund continued to follow its fundamental investment process with caution, given the volatility in the market.

PORTFOLIO COMPOSITION***

Foreign Government Securities	59.0%
Corporate Bonds	35.1
Others (less than 5.0%)	5.9

SUMMARY OF INVESTMENTS BY COUNTRY***

Russia	14.7%
Brazil	14.4
Argentina	11.8
Venezuela	8.6
Ukraine	7.2
Mexico	6.0
United States	5.0
Turkey	4.6
Peru	4.0
Colombia	3.8
Guatemala	2.8
El Salvador	2.2
Indonesia	1.9
Dominican Republic	1.8
Costa Rica	1.7
Chile	1.6
Egypt	1.5
Trinidad & Tobago	1.5
Uruguay	1.3
Others (less than 1.0%)	3.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

4   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		5.07%	15.87%	10.17%
With Sales Charge *		1.09	15.00	9.75
CLASS C SHARES	6/30/06
Without CDSC		4.50	15.74	10.11
With CDSC **		3.50	15.74	10.11
R CLASS SHARES	5/15/06	5.60	16.02	10.24
SELECT CLASS SHARES	4/17/97	5.41	15.96	10.21

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for R Class Shares prior to its inception date are based on the performance of the Select Class Shares. The actual returns of R Class Shares would have been different than shown because R Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, JPMorgan Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the JPMorgan Emerging Markets Bond Index Global does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The JPMorgan Emerging Markets Bond Index Global is a broad-based, unmanaged index which tracks total return for external currency denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   5

JPMorgan Enhanced Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	November 30, 2001
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$189,621
Primary Benchmark	Merrill Lynch USD LIBOR 3 Month Constant Maturity Index
Average Credit Quality	AA
Duration	0.3 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Enhanced Income Fund, which seeks to provide high current income consistent with principal preservation, returned 0.37%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 2.68% return for the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to its allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically.

The Fund benefited from our duration positioning and curve management in the period.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection, and uses interest rate management in an effort to enhance returns and control risks. Specifically, we sought to outperform the market through allocations to a broader range of sectors and tactically managing duration. The Fund typically maintains a duration of 1.5 years or less.

PORTFOLIO COMPOSITION***

Corporate Bonds	25.2%
Asset-Backed Securities	16.9
Collateralized Mortgage Obligations	16.1
Mortgage Pass-Through Securities	12.0
Short-Term Investments	27.7
Other (less than 5.0%).	2.1

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

6   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	11/30/01	3.04%	2.54%	2.49%

LIFE OF FUND PERFORMANCE (11/30/01 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2001.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Enhanced Income Fund and Merrill Lynch USD LIBOR 3 Month Constant Maturity Index from November 30, 2001 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The Merrill Lynch USD LIBOR 3 Month Constant Maturity Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar denominated deposits. LIBOR is an abbreviation for the “London Interbank Offered Rate”. Similar to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   7

JPMorgan Real Return Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	September 1, 2005
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$70,570
Primary Benchmark	Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Credit Quality	AAA
Duration	8.3 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Real Return Fund, which seeks to maximize inflation protected return, returned 1.10%* (Select Class Shares) for the six months ended August 31, 2007, compared to the 2.62% return for the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about sub-prime mortgages affected other sectors in general. An additional detractor was our overweight position in mortgage pass-through securities for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities. Our Treasury Inflation-Protected Securities (TIPS) exposure also modestly benefited the Fund’s returns.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor seeks to invest in a portfolio of inflation-linked securities, such as TIPS, as well as non-inflation linked instruments. The Fund also seeks opportunistic, relative-value investments in both inflation-linked and non-inflation linked securities both domestically and globally. The Fund balances top-down macroeconomic themes with bottom-up security selection. In addition, we employ interest rate management in an effort to enhance returns and control risks.

PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	72.2%
Mortgage Pass-Through Securities	15.1
Others (less than 5.0%)	12.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

8   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		2.30%	0.93%
With Sales Charge*		(1.53)	(0.99)
CLASS C SHARES	9/1/05
Without CDSC		1.79	0.43
With CDSC**		0.79	0.43
SELECT CLASS SHARES	9/1/05	2.58	1.24
INSTITUTIONAL CLASS SHARES	9/1/05	2.71	1.40

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index and Lipper TIPS Fund Index from September 1, 2005 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper TIPS Fund Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. The Lipper TIPS Fund Index represents the total returns of the 30 largest mutual funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   9

JPMorgan Short Term Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	September 13, 1993
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$1,999,775
Primary Benchmark	Merrill Lynch 1–3 Year Treasury Index
Average Credit Quality	AA
Duration	1.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund, which seeks to provide high total return, consistent with low volatility of principal, returned 0.48%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 3.06% return for the Merrill Lynch 1–3 Year Treasury Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to the Fund’s allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. In addition, the Fund underperformed its benchmark due to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period.

The Fund benefited from our duration positioning and curve management in the period.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection. In addition, we employ interest rate management in an effort to enhance returns and control risks.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	27.7%
Corporate Bonds	26.5
Asset-Backed Securities	12.7
Commercial Mortgage-Backed Securities	8.7
Collateralized Mortgage Obligations	7.2
Short-Term Investments	15.3
Others (less than 5.0%)	1.9

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

10   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		2.79%	2.22%	4.05%
With Sales Charge *		0.46	1.76	3.81
SELECT CLASS SHARES	9/10/01	3.08	2.42	4.18
INSTITUTIONAL CLASS SHARES	9/13/93	3.33	2.67	4.45

*	Sales Charge for Class A Shares is 2.25%

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 13, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Short Term Bond Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1–3 Year Treasury Index and Lipper Short Investment Grade Bond Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch 1–3 Year Treasury Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Merrill Lynch 1–3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. The Lipper Short Investment Grade Bond Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   11

JPMorgan Short Term Bond Fund II

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	November 30, 1990
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$318,423
Primary Benchmark	Lehman Brothers 1–3 Year U.S. Government Bond Index
Average Credit Quality	AA
Duration	2.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund II, which seeks a high level of income, consistent with preservation of capital, returned 1.60%* (Select Class Shares) for the six months ended August 31, 2007, compared to the 2.90% return for the Lehman Brothers 1–3 Year U.S. Government Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period primarily due to the Fund’s allocation in asset-backed securities (ABS) and mortgage-backed securities (MBS). The spreads for ABS and MBS widened as the market in general became more risk averse in response to the volatility and credit issues facing the sub-prime market. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. The Fund’s overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically.

The Fund benefited from our duration positioning and curve management in the period. The Fund also benefited from tactically trading mortgages and relative value coupon selection.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection across a global set of opportunities, and we employ interest rate management in an effort to enhance returns and control risks. Specifically, we seek to outperform the market through allocations to a broader range of sectors, including emerging market debt while tactically managing duration.

PORTFOLIO COMPOSITION***

Corporate Bonds	32.5%
Mortgage Pass-Through Securities	20.0
Asset-Backed Securities	16.2
Commercial Mortgage-Backed Securities	14.9
Collateralized Mortgage Obligations	9.8
Others (less than 5.0%)	6.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2007. The Fund’s composition is subject to change.

12   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		3.94%	2.28%	3.90%
With Sales Charge *		1.57	1.81	3.67
CLASS M SHARES	7/1/99
Without Sales Charge		3.67	2.02	3.69
With Sales Charge **		2.11	1.71	3.54
SELECT CLASS SHARES	11/30/90	4.29	2.54	4.20

*	Sales Charge for Class A Shares is 2.25%.

**	Sales Charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 1990.

Returns for Class M Shares prior to its inception date are based on the performance of the Class A Shares. The actual returns of the Class M Shares would have been lower than shown because Class M Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, Lehman Brothers 1–3 Year U.S. Government Bond Index and Lipper Short Investment Grade Bond Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–3 Year U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers 1–3 Year Government Bond Index is an unmanaged index composed of all bonds covered by the Government Bond Index with maturities of one to three years. The Lipper Short Investment Grade Bond Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   13

JPMorgan Strategic Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2007 (Unaudited)

FUND FACTS

Fund Inception	March 17, 1997
Fiscal Year End	Last Day of February
Net Asset as of 8/31/2007 (In Thousands)	$18,420
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	A+
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Strategic Income Fund, which seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties, returned –2.88%* (Institutional Class Shares) for the six months ended August 31, 2007, compared to the 1.54% return for the Lehman Brothers Aggregate Bond Index over the same period.**

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to exposure to emerging markets, specifically the Fund’s positions in Argentina and Venezuela for which the spreads widened rapidly and dramatically during the period. Toward the end of the period, almost every part of the market experienced volatility as concerns about sub-prime mortgages affected other sectors in general. Our overweight position in investment-grade corporate bonds also detracted from performance as spreads increased dramatically. Although the Fund’s sub-prime holdings were primarily in AAA and AA-rated securities, such holdings still negatively affected performance. An additional detractor was our high-yield exposure for which spreads widened in part due to increased volatility in the market.

In the period, the Fund benefited modestly from actively trading duration with a bias toward the longer end of intermediate maturities. The Fund’s Treasury and government agency allocation modestly contributed to performance during the market’s flight to quality.

Q:	HOW WAS THE FUND MANAGED?

A:	The advisor balances top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. In addition, we employ interest rate management in an effort to enhance returns and control risks. This includes aggressive strategic allocations to high beta sectors that are actively managed.

PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	36.9%
Corporate Bonds	27.5
Foreign Government Securities	9.8
Collateralized Mortgage Obligations	5.1
Asset-Backed Securities	5.0
Others (less than 5.0%)	15.7

SUMMARY OF INVESTMENTS BY COUNTRY***

United States	81.2%
United Kingdom	2.0
Iceland	1.9
Argentina	1.8
Russia	1.4
Colombia	1.3
Luxembourg	1.3
Mexico	1.2
Egypt	1.1
Peru	1.1
Cayman Islands	1.0
Other (less than 1.0%)	4.7

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Portfolio composition percentages are based on total investments as of August 31, 2007. The Fund’s composition is subject to change.

14   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2007

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		0.67%	5.26%	4.42%
With Sales Charge *		(3.05)	4.45	4.02
CLASS B SHARES	2/19/05
Without CDSC		0.14	4.98	4.28
With CDSC **		(4.86)	4.65	4.28
CLASS C SHARES	2/19/05
Without CDSC		0.26	5.01	4.30
With CDSC ***		(0.74)	5.01	4.30
SELECT CLASS SHARES	9/10/01	0.82	5.49	4.59
INSTITUTIONAL CLASS SHARES	3/17/97	1.19	5.83	4.94

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/97 TO 8/31/07)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective June 16, 2006, the Fund’s investment objective and strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current objective and strategies.

The Fund commenced operations on March 17, 1997 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Global Strategic Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower). Returns for Class B and Class C Shares prior to inception dates are based on the performance of Class A Shares which has lower expenses to those of Class B and Class C Shares (during this period, therefore, the performance of Class B and Class C Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Strategic Income Fund, Lehman Brothers Aggregate Bond Index and Lipper Multi-Sector Income Funds Index from August 31, 1997 to August 31, 2007. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Aggregate Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index and represents a mix of maturities. It is a replica (or model) of the U.S. government bond, mortgage-backed securities and corporate bond markets. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   15

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 144.2%
	Asset-Backed Securities — 10.8%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 5.69%, 04/25/36 (m)	4,862
1,211	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	1,207
5,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.81%, 07/25/36 (m)	4,085
6,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.84%, 11/15/11 (m)	5,875
1,011	Capital Auto Receivables Asset Trust, Series 2006-1, Class A2A, 5.03%, 09/15/08 (m)	1,010
	Capital One Auto Finance Trust,
1,835	Series 2004-A, Class A4, FRN, 5.71%, 03/15/11 (m)	1,836
8,000	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	7,957
7,580	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.86%, 12/15/10 (i)	7,611
	Capital One Prime Auto Receivables Trust,
1,500	Series 2005-1, Class A4, FRN, 5.63%, 04/15/11 (m)	1,500
5,000	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	4,997
10,000	Series 2007-1, Class A3, 5.47%, 06/15/11 (m)	9,994
	Carmax Auto Owner Trust,
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,004
5,000	Series 2007-1, Class A4, 5.24%, 06/15/12 (m)	4,975
	CARSS Finance LP (Cayman Islands),
33	Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	33
82	Series 2004-A, Class B2, FRN, 6.56%, 01/15/11 (e) (m)	82
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,508
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,116
9,950	Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	9,752
	Citigroup Mortgage Loan Trust, Inc.,
1,437	Series 2003-HE3, Class A, FRN, 5.88%, 12/25/33 (m)	1,399
277	Series 2006-WF2, Class A2A, SUB, 5.91%, 05/25/36 (m)	276
5,658	Series 2007-AHL2, Class A3A, FRN, 5.57%, 05/25/37 (m)	5,573
9,000	Series 2007-WFH2, Class A3, FRN, 5.69%, 03/25/37 (m)	8,744
1,347	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,339
	Countrywide Asset Backed Certificates,
4,775	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	4,668
18	Series 2004-1, Class 3A, FRN, 5.79%, 04/25/34 (m)	17
1,320	Series 2004-1, Class M1, FRN, 6.01%, 03/25/34 (m)	1,248
1,080	Series 2004-1, Class M2, FRN, 6.06%, 03/25/34 (m)	994
830	Series 2005-3, Class AF3, VAR, 4.82%, 09/25/31 (m)	821
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	914
	Countrywide Home Equity Loan Trust,
332	Series 2004-I, Class A, FRN, 5.90%, 02/15/34 (m)	326
397	Series 2004-K, Class 2A, FRN, 5.91%, 02/15/34 (m)	392
435	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	432
255	Daimler Chrysler Auto Trust, Series 2006-B, Class A2, 5.30%, 10/08/08 (m)	255
6,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class M1, FRN, 5.78%, 07/25/36 (m)	4,814
	Ford Credit Auto Owner Trust,
3,704	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	3,701
5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	4,984
4,000	Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	3,999
1,593	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	1,586
	GSAMP Trust,
85	Series 2004-OPT, Class A1, FRN, 5.84%, 11/25/34 (m)	84
1,951	Series 2005-WMC2, Class A2B, FRN, 5.77%, 11/25/35 (m)	1,923
6,000	Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	5,792
	Harley-Davidson Motorcycle Trust,
10,000	Series 2007-1, Class A3, 5.22%, 03/15/12 (m)	9,985
6,412	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	6,193
	Home Equity Asset Trust,
1,465	Series 2005-8, Class M2, FRN, 5.96%, 02/25/36 (m)	1,309
7,000	Series 2006-3, Class2A3, FRN, 5.69%, 07/25/36 (m)	6,762

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
5,200	Series 2007-2, Class M3, FRN, 6.26%, 07/25/37 (m)	4,236
	Household Automotive Trust,
169	Series 2006-1, Class A2, 5.40%, 06/17/09 (m)	169
1,134	Series 2006-2, Class A2, 5.61%, 06/17/09 (m)	1,134
	HSI Asset Securitization Corp. Trust,
5,000	Series 2006-OPT2, Class 2A3, FRN, 5.69%, 01/25/36 (m)	4,664
1,174	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 5.78%, 11/25/35 (m)	1,145
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 6.19%, 08/25/33 (m)	1,921
2,030	Series 2004-1, Class M1, FRN, 6.01%, 02/25/34 (m)	1,929
1,360	Series 2004-1, Class M2, FRN, 6.06%, 02/25/34 (m)	1,302
1,500	Series 2004-3, Class M1, FRN, 6.08%, 07/25/34 (m)	1,404
	MASTR Asset Backed Securities Trust,
4,596	Series 2006-AB1, Class A1, FRN, 5.65%, 02/25/36 (m)	4,566
5,000	Series 2006-NC1, Class A3, FRN, 5.70%, 01/25/36 (m)	4,763
3,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 6.76%, 12/15/10 (e) (m)	3,010
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN 5.71%, 01/25/37 (m)	4,895
13,000	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, FRN, 5.64%, 06/25/37 (m)	12,740
	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 5.96%, 03/25/35 (m)	1,202
203	Series 2005-2, Class A2B, FRN, 5.69%, 06/25/35 (m)	203
803	Series 2005-B, Class A2B, FRN, 5.69%, 10/25/35 (m)	797
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 5.63%, 03/25/36 (m)	3,938
	Option One Mortgage Loan Trust,
529	Series 2003-1, Class A2, FRN, 5.93%, 02/25/33 (m)	516
311	Series 2003-5, Class A2, FRN, 5.83%, 08/25/33 (m)	302
3,000	Series 2007-3, Class M2, FRN, 5.98%, 04/25/37 (m)	2,434
5,922	Series 2007-4, Class 2A1, FRN, 5.60%, 04/25/37 (m)	5,873
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,073
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,832
	Residential Asset Mortgage Products, Inc.,
3,550	Series 2005-EFC5, Class M1, FRN, 5.91%, 10/01/35 (m)	3,357
2,000	Series 2006-RS1, Class AI2, FRN, 5.74%, 02/25/34 (m)	1,889
	Residential Asset Securities Corp.,
358	Series 2002-KS4, Class AIIB, FRN, 6.01%, 07/25/32 (m)	349
609	Series 2003-KS5, Class AIIB, FRN, 6.09%, 07/25/33 (m)	601
100	Series 2005-KS2, Class AI2, FRN, 5.71%, 05/25/34 (m)	100
4,870	Series 2005-KS10, Class M1, FRN, 5.92%, 11/25/35 (m)	4,324
962	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, FRN, 5.76%, 06/25/36 (m)	958
6,365	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.80%, 07/25/36 (m)	5,231
	Triad Auto Receivables Owner Trust,
2,289	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	2,254
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	7,984
	Wachovia Asset Securitization, Inc.,
863	Series 2002-HE2, Class A, FRN, 5.94%, 12/25/32 (m)	853
553	Series 2003-HE3, Class A, FRN, 5.76%, 11/25/33 (m)	545
3,900	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A2, 5.28%, 04/20/10 (e) (m)	3,895
	Total Asset-Backed Securities (Cost $261,445)	252,322
	Collateralized Mortgage Obligations — 28.2%
	Agency CMO — 7.1%
	Federal Home Loan Mortgage Corp. REMICS,
497	Series 2508, Class PE, 5.50%, 05/15/28 (m)	498
8,127	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	387
3,591	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	326
11,482	Series 2701, Class ST, IF, IO, 1.39%, 08/15/21 (m)	522
2,731	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	75
3,540	Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	123

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   17

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
7,064	Series 2779, Class SM, IF, IO, 1.54%, 10/15/18 (m)	390
2,609	Series 2781, Class PL, IO, 5.00%, 10/15/23 (m)	89
26,122	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	1,624
21,016	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	1,412
17,134	Series 2861, Class GS, IF, IO, 1.59%, 01/15/21 (m)	406
3,810	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	178
7,674	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	470
5,380	Series 2931, Class GA, 5.00%, 11/15/28 (m)	5,368
4,953	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	397
641	Series 2980, Class QB, 6.50%, 05/15/35 (m)	663
8,328	Series 3029, Class S, IF, IO 1.59%, 08/15/35 (m)	776
43,667	Series 3117, Class ES, IF, IO, 1.54%, 02/15/36 (m)	3,769
8,570	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	786
16,712	Series 3174, Class SA, IF, IO, 2.09%, 04/15/36 (m)	1,570
31,606	Series 3199, Class AD, 6.50%, 12/15/33 (m)	32,313
3,520	Series 3115, Class DO, PO, 07/15/35 (m)	2,531
48,652	Series 3316, Class SB, IF, IO, 1.59%, 08/15/35 (m)	4,171
	Federal Home Loan Mortgage Corp. STRIPS,
18,003	Series 237, Class S22, IF, IO, 1.54%, 05/15/36 (m)	1,624
16,203	Series 237, Class S23, IF, IO, 1.49%, 05/15/36 (m)	1,429
51,630	Series 239, Class S29, IF,IO, 2.43%, 08/01/36 (m)	5,045
80,116	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	7,679
44,101	Series 240, Class S22, IF, IO, 1.54%, 07/01/36 (m)	3,986
79,179	Series 242, Class S29, IF, IO, 2.14%, 11/15/36 (m)	7,303
	Federal National Mortgage Association REMICS,
6,404	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	269
5,078	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	469
1,769	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,805
7,667	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	7,819
18,693	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	19,093
14,600	Series 2006-104, Class FC, FRN, 5.76%, 11/25/36 (m)	14,610
6,239	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36 (m)	6,195
4,039	Series 2007-50, Class CS, IF, 7.68%, 09/25/32 (m)	4,006
45,322	Series 2007-55, Class S, IF, IO, 1.26%, 06/25/37 (m)	2,369
	Federal National Mortgage Association STRIPS,
65,605	Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	17,389
16,882	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	4,155
	Federal National Mortgage Association Whole Loan,
169	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	168
2,222	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,209
	Government National Mortgage Association,
646	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	17
3,117	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	117
137	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		166,600
	Non-Agency CMO — 21.1%
	Adjustable Rate Mortgage Trust,
357	Series 2005-4, Class 7A2, FRN, 5.74%, 08/25/35 (m)	356
1,584	Series 2005-5, Class 6A21, FRN, 5.74%, 09/25/35 (m)	1,577
291	Series 2005-6A Class 2A1, FRN, 5.82%, 11/25/35 (m)	291
10,793	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.70%, 09/25/46 (m)	10,614
2,380	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,354
31,228	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	31,193
	Countrywide Alternative Loan Trust,
4,657	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,620
3,915	Series 2005-51, Class 1A1, FRN, 5.86%, 11/20/35 (m)	3,817
9,137	Series 2006-OA1, Class 2A1, FRN, 5.75%, 03/20/46 (m)	8,962
11,602	Series 2006-OA2, Class A1, FRN, 5.75%, 05/20/46 (m)	11,399
3,090	Series 2006-OA9, Class 1A1, FRN, 5.74%, 07/20/46 (m)	3,020

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
3,027	Series 2006-OA9, Class 2A1B, FRN, 5.74%, 07/20/46 (m)	2,967
9,548	Series 2006-OA10, Class 3A1, FRN, 5.70%, 08/25/46 (m)	9,277
4,641	Series 2006-OA12, Class A2, FRN, 5.75%, 09/20/46 (m)	4,554
9,780	Series 2006-OA19, Class A1, FRN, 5.72%, 02/20/47 (m)	9,537
24,770	Series 2007-18CB, Class 2A25, 6.00%, 08/25/37 (m)	24,457
12,244	Series 2007-OH1, Class A1D, FRN, 5.72%, 04/25/47 (m)	11,916
8,665	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	8,633
	CS First Boston Mortgage Securities Corp.,
431	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	434
62	Series 2004-4, Class 1A1, 6.00%, 08/25/34 (m)	62
2,290	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	2,295
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 5.72%, 02/25/36 (m)	5,963
9,685	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.83%, 10/19/45 (m)	9,512
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2, Class A4, FRN, 5.40%, 12/20/54 (m)	2,964
	Greenpoint Mortgage Funding Trust,
1,054	Series 2005-AR4, Class 4A1A, FRN, 5.82%, 10/25/45 (m)	1,034
12,572	Series 2006-OH1, Class A1, FRN, 5.69%, 01/25/37 (m)	12,461
	Harborview Mortgage Loan Trust,
4,039	Series 2005-3, Class 2A1A, FRN, 5.78%, 06/19/35 (m)	3,958
1,031	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35 (m)	1,013
5,427	Series 2005-13, Class 2A11, FRN, 5.82%, 02/19/36 (m)	5,376
2,416	Series 2006-8, Class 2A1A, FRN, 5.70%, 08/21/36 (m)	2,356
11,247	Series 2006-14, Class 2A1A, FRN, 5.69%, 03/19/38 (m)	10,966
	Indymac Index Mortgage Loan Trust,
1,413	Series 2004-AR7, Class A1, FRN, 5.95%, 09/25/34 (m)	1,405
774	Series 2005-AR14, Class 2A1A, FRN, 5.81%, 08/25/35 (m)	760
10,003	Series 2006-AR2, Class 1A1A, FRN, 5.73%, 04/25/46 (m)	9,707
24,550	Series 2006-AR2, Class 4A1, VAR, 5.96%, 09/25/36 (m)	24,553
10,500	K2 Corp. Commercial Mortgage Trust, 5.61%, 02/15/10 (i)	9,712
	Lehman Mortgage Trust,
3,574	Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	3,558
14,000	Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	13,961
1,041	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.64%, 05/25/35 (m)	1,031
13,075	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 5.40%, 10/17/15 (m)	13,022
	RESI Finance LP (Cayman Islands),
6,387	Series 2003-C, Class B3, FRN, 6.75%, 09/10/35 (e) (m)	6,463
1,223	Series 2003-C, Class B4, FRN, 6.95%, 09/10/35 (e) (m)	1,260
1,358	Series 2003-D, Class B3, FRN, 6.65%, 12/10/35 (e) (m)	1,362
1,965	Series 2003-D, Class B4, FRN, 6.85%, 12/10/35 (e) (m)	1,970
2,318	Series 2005-A, Class B3, FRN, 5.93%, 03/10/37 (e) (m)	2,248
776	Series 2005-A, Class B4, FRN, 6.03%, 03/10/37 (e) (m)	753
	Residential Accredit Loans, Inc.,
901	Series 2005-QO4, Class 2AI, FRN, 5.79%, 12/25/45 (m)	881
7,082	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	7,104
42,000	Residential Funding Mortgage Securities I, Series 2007-S8, Class 1A1, 6.00%, 09/25/37 (m)	41,226
234	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	236
	Structured Asset Mortgage Investments, Inc.,
1,177	Series 2005-AR2, Class 2A1, FRN, 5.74%, 05/25/45 (m)	1,149
7,800	Series 2006-AR1, Class 3A1, FRN, 5.74%, 02/25/36 (m)	7,630
1,569	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 5.70%, 07/25/46 (m)	1,544
	Washington Mutual, Inc.,
838	Series 2005-AR2, Class 2A21, FRN, 5.84%, 01/25/45 (m)	822

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   19

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,217	Series 2005-AR9, Class A1A, FRN, 5.83%, 07/25/45 (m)	1,202
1,285	Series 2005-AR15, Class A1A1, FRN, 5.77%, 11/25/45 (m)	1,250
768	Series 2005-AR17, Class A1A1, FRN, 5.78%, 12/25/45 (m)	749
6,308	Series 2007-HY4, Class 5A1, VAR, 5.70%, 11/25/36 (m)	6,227
	Wells Fargo Mortgage Backed Securities Trust,
1,934	Series 2003-2, Class A6, 5.25%, 03/25/18 (m)	1,917
19,550	Series 2003-M, Class A1, FRN, 4.71%, 12/25/33 (m)	18,786
3,287	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	3,273
35,814	Series 2007-10, Class 1A1, 6.00%, 07/25/37 (m)	35,009
31,760	Series 2007-11, Class A96, 6.00%, 08/25/37 (m)	31,293
35,000	Series 2007-AR4, Class A1, VAR, 6.03%, 08/25/37 (m)	34,904
		494,905
	Total Collateralized Mortgage Obligations (Cost $658,013)	661,505
	Commercial Mortgage-Backed Securities — 7.2%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,450
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	3,995
2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	2,459
5,000	Series 2006-PW12, Class A4, VAR, 5.90%, 09/11/38 (m)	5,045
5,790	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	5,844
10,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, VAR, 5.96%, 06/10/46 (m)	10,127
	Credit Suisse Mortgage Capital Certificates,
8,610	Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	8,747
13,500	Series 2007-C1, Class A3, 5.38%, 02/15/40 (m)	13,163
17,235	Series 2007-C4, Class A3, VAR, 1.00%, 09/15/39	17,333
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,162
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	5,030
	LB-UBS Commercial Mortgage Trust,
1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,185
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,103
4,060	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	4,144
20,000	Series 2007-C1, Class A4, 5.42%, 02/15/40 (m)	19,573
6,106	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73%, 09/15/21 (e) (m)	6,100
7,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	7,658
	Morgan Stanley Capital I,
10,585	Series 2006-IQ12, Class A4, 5.33%, 12/15/43 (m)	10,318
21,741	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	21,156
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,705
	Wachovia Bank Commercial Mortgage Trust,
370	Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	358
5,605	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45 (m)	5,733
7,000	Series 2007-C30, Class A5, 5.34%, 12/15/43 (m)	6,798
	Total Commercial Mortgage-Backed Securities (Cost $169,915)	168,186
	Corporate Bonds — 41.8%
	Aerospace & Defense — 0.2%
	L-3 Communications Corp.,
1,145	5.88%, 01/15/15 (m)	1,085
500	Series B, 6.38%, 10/15/15 (m)	484
3,500	United Technologies Corp., FRN,5.43%, 06/01/09 (m)	3,497
		5,066
	Auto Components — 0.1%
13	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	13
	TRW Automotive, Inc.,
800	7.00%, 03/15/14 (e) (m)	744
825	7.25%, 03/15/17 (e) (m)	751
		1,508
	Automobiles — 0.7%
	DaimlerChrysler N.A. Holding Corp.,
3,425	FRN, 5.79%, 03/13/09 (m)	3,415

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Automobiles — Continued
10,280	5.88%, 03/15/11 (m)	10,377
2,000	FRN, 5.89%, 10/31/08 (m)	2,000
		15,792
	Beverages — 0.0% (g)
985	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	956
	Building Products — 0.1%
3,100	Owens Corning, Inc., 7.00%, 12/01/36 (m)	3,021
	Capital Markets — 6.1%
1,320	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,249
	Bear Stearns Cos., Inc. (The),
5,000	FRN, 5.59%, 08/21/09 (m)	4,889
18,625	FRN, 5.63%, 05/18/10 (m)	17,929
	Credit Suisse, Nassau Branch (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey),
TRY 4,715	14.00%, 01/19/11	3,385
2,395	14.00%, 01/19/11	1,719
	Credit Suisse USA, Inc.,
$ 1,845	5.50%, 08/16/11 (m)	1,858
2,000	FRN, 5.44%, 06/05/09 (m)	1,996
3,000	FRN, 5.49%, 12/09/08 (m)	3,003
	Goldman Sachs Group, Inc. (The),
4,120	5.63%, 01/15/17 (m)	3,938
5,340	5.95%, 01/15/27 (m)	4,963
6,525	FRN, 5.45%, 06/23/09 (m)	6,468
6,375	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 12/31/49 (m)	5,855
	Lehman Brothers Holdings, Inc.,
4,665	5.25%, 02/06/12 (m)	4,526
3,835	5.75%, 01/03/17 (m)	3,579
BRL 11,490	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	5,581
$ 7,000	FRN, 5.60%, 08/21/09 (m)	6,810
12,000	FRN, 5.65%, 05/25/10 (m)	11,511
3,100	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	3,102
	Merrill Lynch & Co., Inc.,
3,015	6.05%, 08/15/12 (m)	3,067
2,730	6.11%, 01/29/37 (m)	2,532
4,885	6.22%, 09/15/26 (m)	4,690
10,000	FRN, 5.46%, 03/23/10 (m)	9,905
7,250	FRN, 5.56%, 11/01/11 (m)	7,104
1,900	FRN, 5.61%, 02/06/09 (m)	1,900
	Morgan Stanley,
5,850	5.45%, 01/09/17 (m)	5,605
1,800	5.63%, 01/09/12 (m)	1,802
7,000	FRN, 5.46%, 05/07/10 (m)	6,895
7,000	FRN, 5.47%, 02/09/09 (m)	6,951
		142,812
	Chemicals — 0.2%
12	Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08 (m)	12
1,025	Huntsman LLC, 11.50%, 07/15/12 (m)	1,115
1,000	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	920
	Nalco Co.,
835	7.75%, 11/15/11 (m)	850
1,000	8.88%, 11/15/13	1,022
1,100	Terra Capital, Inc., 7.00%, 02/01/17 (m)	1,056
		4,975
	Commercial Banks — 6.3%
7,000	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e) (m)	6,913
	Barclays Bank plc (United Kingdom),
4,035	5.93% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	3,823
3,300	6.28% to 12/15/34; thereafter variable, 12/31/49 (m)	2,903
6,130	Zero Coupon, 04/07/10 (e) (i)	6,107
620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	563
4,300	BNP Paribas (France), 7.20% to 06/25/37; thereafter variable, 12/31/49 (e) (m)	4,251
6,195	Commonwealth Bank of Australia (Australia), 6.02% to 03/15/16; thereafter variable, 03/29/49 (e) (m)	5,968
6,505	Credit Agricole S.A. (France), 6.64% to 05/31/17; thereafter variable, 05/29/49 (e) (m)	6,204
4,770	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	5,142
	Glitnir Banki HF (Iceland),
1,500	FRN, 5.52%, 10/15/08 (e) (m)	1,499
2,650	FRN, 5.62%, 04/20/10 (e) (m)	2,646
6,675	FRN, 5.80%, 01/21/11 (e) (m)	6,710
	HBOS plc (United Kingdom),
5,000	5.92% to 10/01/15; thereafter variable, 09/29/49 (e) (m)	4,545
2,015	6.66% to 05/21/37; thereafter variable, 05/29/49 (e) (m)	1,773

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   21

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
7,855	HBOS Treasury Services plc (United Kingdom), 5.25%, 02/21/17 (e) (m)	7,920
2,675	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	2,641
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,689
7,500	Korea Development Bank (South Korea), FRN, 5.50%, 04/03/10 (m)	7,503
4,250	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	4,381
5,195	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	4,786
7,700	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter variable, 07/29/49 (e) (m)	7,074
5,140	Societe Generale (France), 5.92% to 04/05/17; thereafter variable, 04/29/49 (e) (m)	4,915
2,200	Standard Chartered plc (United Kingdom), 6.41% to 01/30/17; thereafter variable, 12/21/49 (e) (m)	2,034
3,705	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter variable, 12/31/49 (m)	3,609
4,500	VTB 24 Capital plc (Ireland), FRN, 6.18%, 12/07/09	4,443
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
8,525	FRN, 5.96%, 08/01/08 (e) (m)	8,453
5,175	FRN, 6.11%, 09/21/07	5,175
8,280	FRN, 6.11%, 09/21/07 (e) (m)	8,292
7,600	Wachovia Capital Trust III, 5.80% to 03/15/11; thereafter variable, 03/15/42 (m)	7,581
2,070	Wells Fargo Bank N.A., 6.45%, 02/01/11 (m)	2,146
	Woori Bank (South Korea),
2,335	VAR, 5.75%, 03/13/14 (e) (m)	2,344
4,615	VAR, 6.21%, 05/02/37 (e) (m)	4,343
		148,376
	Commercial Services & Supplies — 0.1%
725	ACCO Brands Corp., 7.63%, 08/15/15 (m)	678
1,065	Allied Waste North America, Inc., 7.25%, 03/15/15 (m)	1,065
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	402
830	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	747
		2,892
	Communications Equipment — 0.2%
	Cisco Systems, Inc.,
4,000	FRN, 5.58%, 02/20/09 (m)	4,007
	Consumer Finance — 1.5%
4,722	American General Finance Corp., 4.50%, 11/15/07 (m)	4,709
3,810	Capital One Capital III, 7.69%, 08/15/36 (m)	3,528
8,575	Discover Financial Services, FRN, 5.89%, 06/11/10 (e) (m)	8,578
	Ford Motor Credit Co. LLC,
2,600	7.80%, 06/01/12 (m)	2,395
195	FRN, 6.93%, 01/15/10 (m)	183
2,250	General Electric Capital Corp., FRN, 5.39%, 10/26/09 (m)	2,246
1,290	GMAC LLC, 6.88%, 08/28/12 (m)	1,140
2,000	HSBC Finance Corp., FRN, 5.49%, 09/15/08 (m)	2,003
3,500	International Lease Finance Corp., FRN, 5.72%, 05/24/10 (m)	3,488
	SLM Corp.,
1,655	3.63%, 03/17/08 (m)	1,630
4,500	FRN, 5.50%, 07/27/09 (m)	4,318
		34,218
	Containers & Packaging — 0.0% (g)
615	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	630
	Diversified Consumer Services — 0.0% (g)
750	Service Corp. International, 7.38%, 10/01/14 (m)	754
	Diversified Financial Services — 7.6%
15,000	ABX Financing Co. (Cayman Islands), 5.75%, 10/15/16 (e) (m)	14,978
	Caterpillar Financial Services Corp.,
2,250	FRN, 5.55%, 08/11/09 (m)	2,251
4,250	FRN, 5.57%, 05/18/09 (m)	4,255
	CIT Group, Inc.,
4,000	FRN, 5.47%, 06/08/09 (m)	3,760
3,500	FRN, 5.64%, 08/17/09 (m)	3,320
3,100	CIT Group Holdings, Inc., FRN, 5.51%, 01/30/09 (m)	2,954
	Citigroup Funding, Inc.,
5,250	VAR, 1.00%, 03/12/12 (e) (i)	5,508
5,155	Zero Coupon, 09/24/07	5,183
4,870	Citigroup, Inc., 6.00%, 08/15/17 (m)	4,929
5,000	Glen Meadow Pass-Through Trust, VAR, 6.51%, 02/12/67 (e) (m)	4,737
8,035	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	7,373

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
2,305	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	2,691
	K2 Corp.,
17,500	VAR, 0.00%, 02/15/10 (m)	16,187
9,000	VAR, 5.36%, 02/15/09 (i)	8,325
	Kaupthing Bank (Iceland),
17,400	5.75%, 10/04/11 (e) (m)	17,531
9,600	FRN, 6.06%, 01/15/10 (e) (m)	9,695
3,816	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter variable, 03/29/49 (e) (m)	3,679
1,815	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	1,882
7,073	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	7,274
3,275	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35% to 07/25/16; thereafter variable, 07/29/49 (m)	3,126
6,425	Pemex Finance Ltd. (Cayman Islands), 7.16%, 10/15/09	6,586
	Preferred Term Securities XXV Ltd. (Cayman Islands),
2,450	FRN, 5.71%, 06/22/37 (e) (m)	2,425
2,450	FRN, 5.86%, 06/22/37 (e) (m)	2,444
7,650	QBE Capital Funding II LP (Jersey Island), 6.80% to 06/01/17; thereafter variable, 06/29/49 (e) (m)	7,236
5,720	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter variable, 01/29/49 (e) (m)	5,335
1,250	TIAA Global Markets, Inc., FRN, 5.46%, 01/12/11 (e) (m)	1,251
3,240	TRAINS HY1-2006, 7.55%, 05/01/16 (e) (m)	3,128
1,045	Visant Corp., 7.63%, 10/01/12 (m)	1,048
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e) (m)	14,907
2,000	ZFS Finance USA Trust I, VAR, 6.50%, 05/09/37 (e) (m)	1,871
3,020	ZFS Finance USA Trust II, VAR, 6.45%, 12/15/65 (e) (m)	2,838
		178,707
	Diversified Telecommunication Services — 1.8%
5,750	AT&T, Inc., FRN, 5.65%, 05/15/08 (m)	5,747
4,700	BellSouth Corp., FRN, 5.66%, 08/15/08 (m)	4,693
1,220	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	1,220
1,000	Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09 (m)	1,000
187	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09 (m)	188
340	Qwest Corp., 8.88%, 03/15/12 (m)	368
5,395	Sprint Capital Corp., 6.13%, 11/15/08 (m)	5,422
	Telefonica Emisiones SAU (Spain),
9,610	5.86%, 02/04/13 (m)	9,652
10,000	FRN, 5.66%, 06/19/09 (m)	9,972
	Verizon Communications, Inc.,
1,915	4.90%, 09/15/15 (m)	1,817
990	5.85%, 09/15/35 (m)	926
1,370	6.25%, 04/01/37 (m)	1,348
		42,353
	Electric Utilities — 0.4%
	Appalachian Power Co.,
925	5.80%, 10/01/35 (m)	843
1,445	6.38%, 04/01/36 (m)	1,424
6,000	TXU Electric Delivery Co., FRN, 5.74%, 09/16/08 (e) (m)	5,928
		8,195
	Electronic Equipment & Instruments — 0.0% (g)
835	NXP BV/NXP Funding LLC (Netherlands), 9.50%, 10/15/15 (m)	722
	Food & Staples Retailing — 0.9%
8,000	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	7,966
3,104	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	3,027
	Wal-Mart Stores, Inc.,
2,785	5.25%, 09/01/35 (m)	2,432
4,960	5.38%, 04/05/17 (m)	4,881
1,500	6.50%, 08/15/37 (m)	1,538
		19,844
	Food Products — 0.7%
7,205	General Mills, Inc., 5.65%, 09/10/12 (m)	7,254
10,000	Tate & Lyle International Finance plc (United Kingdom), 5.00%, 11/15/14 (e) (m)	9,398
		16,652
	Gas Utilities — 0.1%
3,520	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	3,404
	Health Care Equipment & Supplies — 0.0% (g)
615	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	617
	Health Care Providers & Services — 0.5%
1,100	Community Health Systems, Inc., 8.88%, 07/15/15 (e) (m)	1,099

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   23

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — Continued
	HCA, Inc.,
470	9.25%, 11/15/16 (e) (m)	483
2,500	9.63%, 11/15/16 (e) (m)	2,584
7,250	UnitedHealth Group, Inc., FRN, 5.54%, 06/21/10 (e) (m)	7,251
		11,417
	Hotels, Restaurants & Leisure — 0.1%
	MGM Mirage, Inc.,
1,190	5.88%, 02/27/14 (m)	1,092
830	6.75%, 04/01/13 (m)	805
		1,897
	Household Durables — 0.2%
	Beazer Homes USA, Inc.,
1,025	6.50%, 11/15/13 (m)	784
200	6.88%, 07/15/15 (m)	153
580	Jarden Corp., 7.50%, 05/01/17 (m)	542
645	K. Hovnanian Enterprises, Inc., 8.63%, 01/15/17 (m)	510
1,055	Sealy Mattress Co., 8.25%, 06/15/14 (m)	1,031
1,620	Simmons Co., SUB, 10.00%, 12/15/14 (m)	1,260
		4,280
	Household Products — 0.0% (g)
585	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	430
	Independent Power Producers & Energy Traders — 0.1%
1,225	NRG Energy, Inc., 7.38%, 02/01/16 (m)	1,210
	Insurance — 3.1%
1,765	American International Group, Inc., 6.25%, 05/01/36 (m)	1,786
1,190	AXA S.A. (France), 6.38% to 12/14/36; thereafter variable, 12/31/49 (e) (m)	1,073
3,260	Chubb Corp., VAR, 6.38%, 03/29/37 (m)	3,198
1,900	Hartford Financial Services Group, Inc., 5.25%, 10/15/11 (m)	1,914
3,750	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	3,629
4,195	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	4,251
4,275	MetLife, Inc., 6.40%, 12/15/36 (m)	3,889
6,500	Metropolitan Life Global Funding I, FRN, 5.56%, 05/17/10 (e) (m)	6,441
1,855	Nationwide Financial Services, 6.75%, 05/15/37 (m)	1,642
7,500	Nationwide Life Global Funding I, FRN, 5.41%, 10/09/09 (e) (m)	7,501
	Protective Life Secured Trust,
4,505	3.70%, 11/24/08 (m)	4,402
3,390	4.00%, 10/07/09 (m)	3,333
6,000	Stancorp Financial Group, Inc., VAR, 6.90%, 05/29/67 (m)	5,857
7,630	Stingray Pass-Through Trust (Cayman Islands), 5.90%, 01/12/15 (e) (m)	5,532
8,745	Swiss RE Capital I LP, 6.85% to 05/25/16; thereafter variable, 05/29/49 (e) (m)	8,666
3,160	Travelers Cos, Inc. (The), VAR, 6.25%, 03/15/37 (m)	2,978
6,645	XL Capital Ltd. (Cayman Islands), 6.50% to 04/15/17; thereafter variable, 12/31/49 (m)	5,866
		71,958
	IT Services — 0.2%
	Iron Mountain, Inc.,
1,795	6.63%, 01/01/16 (m)	1,615
480	7.75%, 01/15/15 (m)	467
	SunGard Data Systems, Inc.,
830	9.13%, 08/15/13 (m)	857
900	10.25%, 08/15/15 (m)	927
		3,866
	Leisure Equipment & Products — 0.0% (g)
1,000	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	950
	Media — 2.6%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	1,259
455	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	446
	Comcast Corp.,
3,380	6.95%, 08/15/37 (m)	3,462
7,775	FRN, 5.66%, 07/14/09 (m)	7,761
1,900	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,753
750	Dex Media East LLC/Dex Media East Finance Co., 12.13%, 11/15/12 (m)	801
3,000	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	3,165
1,500	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	1,402
1,815	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,774
8	Sinclair Broadcast Group, Inc., 8.00%, 03/15/12 (m)	8
2,870	Time Warner Cable, Inc., 6.55%, 05/01/37 (e) (m)	2,790
	Time Warner, Inc.,
13,365	5.50%, 11/15/11 (m)	13,335
1,430	6.50%, 11/15/36 (m)	1,372
7,550	FRN, 5.73%, 11/13/09 (m)	7,486

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
	Viacom, Inc.,
2,625	5.75%, 04/30/11 (m)	2,643
4,900	FRN, 5.71%, 06/16/09 (m)	4,875
4,650	Walt Disney Co. (The), FRN, 5.46%, 09/10/09 (m)	4,649
1,000	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	880
380	WMG Holdings Corp., SUB, 0.00%, 12/15/14 (m)	269
		60,130
	Multi-Utilities — 0.6%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,177
6,135	5.15%, 07/15/15 (m)	5,870
1,600	FRN, 5.66%, 09/28/07 (m)	1,600
	MidAmerican Energy Holdings Co.,
3,975	6.13%, 04/01/36 (m)	3,833
2,620	6.50%, 09/15/37 (e) (m)	2,641
		15,121
	Office Electronics — 0.3%
7,240	Xerox Corp., 5.50%, 05/15/12 (m)	7,157
	Oil, Gas & Consumable Fuels — 3.2%
5,000	Anadarko Petroleum Corp., FRN, 5.76%, 09/15/09 (m)	4,972
4,785	BP Canada Finance Co. (Canada), 3.38%, 10/31/07 (m)	4,774
1,980	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	1,900
960	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	914
12,675	Citic Resources Finance Ltd. (Bermuda), 6.75%, 05/15/14 (e) (m)	12,057
1,650	EnCana Corp. (Canada), 6.63%, 08/15/37 (m)	1,677
5,220	Enterprise Products Operating LP, 6.30%, 09/15/17 (m)	5,235
	Gaz Capital S.A. for Gazprom (Russia),
1,350	6.51%, 03/07/22 (e)	1,305
11,110	7.29%, 08/16/37 (e) (m)	11,388
4,124	Gazprom International S.A. (Russia), 7.20%, 02/01/20	4,191
	Kinder Morgan Energy Partners LP,
3,420	5.85%, 09/15/12 (m)	3,426
3,335	6.50%, 02/01/37 (m)	3,176
3,115	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	3,030
3,415	ONEOK Partners LP, 5.90%, 04/01/12 (m)	3,475
5,520	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	5,584
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	3,041
40	Suncor Energy, Inc. (Canada), 7.15%, 02/01/32 (m)	44
3,385	Valero Energy Corp., 6.63%, 06/15/37 (m)	3,373
		73,562
	Paper & Forest Products — 0.1%
1,200	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	1,164
	Personal Products — 0.1%
500	Del Laboratories, Inc., 8.00%, 02/01/12 (m)	452
670	Playtex Products, Inc., 8.00%, 03/01/11 (m)	692
		1,144
	Real Estate Investment Trusts (REITs) — 0.3%
6,600	iStar Financial, Inc., FRN, 5.75%, 03/03/08 (m)	6,539
	Semiconductors & Semiconductor Equipment — 0.0% (g)
585	Freescale Semiconductor, Inc., 9.13%, 12/15/14 (m)	524
	Software — 0.0% (g)
700	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	665
	Specialty Retail — 0.1%
3,575	Home Depot, Inc. 5.88%, 12/16/36 (m)	3,080
	Thrifts & Mortgage Finance — 2.7%
5,800	Bancaja US Debt S.A.U. (Spain), FRN, 5.51%, 07/10/09 (e) (m)	5,752
5,000	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	4,999
	Countrywide Financial Corp.,
5,290	5.80%, 06/07/12 (m)	4,971
4,500	FRN, 5.58%, 03/24/09 (m)	4,120
	Residential Capital LLC,
7,865	7.13%, 11/21/08 (m)	6,567
6,455	7.50%, 06/01/12 (m)	4,906
5,475	FRN, 5.86%, 06/09/08 (m)	4,654
2,400	FRN, 7.46%, 04/17/09 (m)	1,920
3,000	FRN, 7.60%, 05/22/09 (m)	2,370
2,100	FRN, 7.80%, 11/21/08 (m)	1,764
1,250	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09 (m)	1,247
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09 (m)	3,917
2,900	Washington Mutual Preferred Funding, 6.53% to 03/15/11; thereafter variable, 03/29/49 (e) (m)	2,707
	Washington Mutual Preferred Funding II,
10,500	6.66% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	9,184

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   25

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Thrifts & Mortgage Finance — Continued
4,500	6.90% to 06/15/012; thereafter variable, 06/29/49 (e) (m)	4,226
		63,304
	Wireless Telecommunication Services — 0.6%
5,100	America Movil S.A.B. de C.V. (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	5,095
635	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	622
420	Dobson Cellular Systems, Inc., 8.38%, 11/01/11 (m)	444
530	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (m)	546
560	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (e) (m)	552
7,730	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	7,514
		14,773
	Total Corporate Bonds (Cost $1,005,498)	978,672
	Foreign Government Securities — 4.3%
EGP 35,725	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt)	5,984
$2,715	Federal Republic of Brazil (Brazil), 12.25%, 03/06/30	4,534
2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	2,015
22,170	Petroleos de Venezuela S.A. (Venezuela), 5.50%, 04/12/37	12,449
	Republic of Argentina (Argentina),
ARS 15,000	11.31%, 01/20/10	4,500
$13,110	FRN, 5.37%, 08/03/12	7,253
COP 9,555,000	Republic of Colombia (Colombia), 12.00%, 10/22/15	4,801
	Republic of Guatemala (Guatemala),
$ 4,000	10.25%, 11/08/11	4,540
3,860	9.25%, 08/01/13	4,362
	Republic of Peru (Peru),
6,652	6.55%, 03/14/37	6,632
PEN 17,680	6.90%, 08/12/37 (e) (m)	5,547
$12,330	Republic of Venezuela (Venezuela), 9.38%, 01/13/34	12,238
2,770	Russian Federation (Russia), 12.75%, 06/24/28	4,882
3,220	Ukraine Government International Bond (Ukraine), 6.58%, 11/21/16 (e)	3,168
	United Mexican States (Mexico),
6,860	8.00%, 09/24/22	8,379
8,550	FRN, 6.06%, 01/13/09 (m)	8,580
	Total Foreign Government Securities (Cost $103,674)	99,864
	Mortgage Pass-Through Securities — 49.4%
	Federal Home Loan Mortgage Corp.,
49,500	TBA, 5.00%, 09/15/37	47,056
32,200	TBA. 5.50%, 09/15/37	31,445
10,545	TBA, 5.50%, 10/15/37	10,298
48,500	TBA, 6.00%, 09/15/37	48,455
1,910	TBA, 6.00%, 10/15/37	1,908
	Federal Home Loan Mortgage Corp., Gold Pool,
318	6.00%, 02/01/11 – 04/01/11 (m)	325
187	6.00%, 01/01/35 (m)	187
66	7.00%, 12/01/25 – 02/01/26 (m)	68
144	7.50%, 10/01/26 – 02/01/27 (m)	151
127	8.00%, 04/01/26 – 07/01/26 (m)	137
1	Federal Home Loan Mortgage Corp., Non Gold Pool, 9.75%, 11/01/08 (m)	1
	Federal National Mortgage Association, Various Pools,
1,132	4.96%, 11/01/08 (m)	1,124
7,202	6.00%, 10/01/23 – 03/01/35 (m)	7,217
2,052	6.50%, 04/01/29 – 03/01/35 (m)	2,087
100,194	7.00%, 02/01/35 – 05/01/37 (m)	103,001
982	7.50%, 03/01/35 – 07/01/36 (m)	1,016
824	8.00%, 08/01/22 – 07/01/36 (m)	867
—(h)	8.50%, 10/01/25 (m)	—	(h)
22,200	TBA, 4.50%, 09/25/22	21,291
—(h)	TBA, 4.50%, 09/25/37	—	(h)
10,895	TBA, 5.00%, 09/25/22	10,636
3,000	TBA, 5.00%, 10/25/22	2,929
157,350	TBA, 5.00%, 10/25/37	149,532
7,000	TBA, 5.50%, 10/25/22	6,958
94,711	TBA, 5.50%, 09/25/37	92,491
58,000	TBA, 6.00%, 10/25/22	58,616
284,335	TBA, 6.00%, 09/25/37	283,980
1,200	TBA, 6.50%, 10/25/37	1,218
176,800	TBA, 7.00%, 09/25/37	181,717
6,000	TBA, 7.00%, 10/25/37	6,161
	Government National Mortgage Association, Various Pools,
1,121	7.00%, 09/15/31 (m)	1,169
3	9.00%, 02/15/10 (m)	4
8	9.00%, 04/15/11 (m)	9
—(h)	TBA, 5.50%, 09/15/37	—	(h)
85,000	TBA, 6.00%, 10/15/37	85,345
500	TBA, 6.50%, 09/15/37	509
	Total Mortgage Pass-Through Securities (Cost $1,153,390)	1,157,908

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Private Placements — 0.6%
10,383	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (f) (i)	10,744
719	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (f) (i)	740
2,917	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (f) (i)	3,089
	Total Private Placements (Cost $14,018)	14,573
	Supranational — 0.2%
5,000	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $4,994)	4,939
	U.S. Government Agency Securities — 0.5%
	Federal Home Loan Mortgage Corp.,
4,640	6.25%, 07/15/32 (m)	5,217
2,315	6.75%, 03/15/31 (m)	2,742
	Federal National Mortgage Association,
2,600	5.25%, 08/01/12 (m)	2,638
15	7.13%, 01/15/30 (m)	18
1,600	Tennessee Valley Authority, 6.79%, 05/23/12 (m)	1,736
	Total U.S. Government Agency Securities (Cost $12,174)	12,351
	U.S. Treasury Obligations — 0.7%
350	U.S. Treasury Bonds, 7.25%, 05/15/16 (k) (m)	417
	U.S. Treasury Notes,
1,500	3.38%, 10/15/09 (k) (m)	1,475
2,220	3.50%, 02/15/10 (k) (m)	2,184
1,075	3.88%, 05/15/09 (k) (m)	1,069
495	4.00%, 02/15/15 (k) (m)	481
2,795	4.13%, 08/15/08 (k) (m)	2,789
160	4.38%, 01/31/08 (k) (m)	160
1,125	4.38%, 11/15/08 (k) (m)	1,126
1,275	4.50%, 09/30/11 (k) (m)	1,287
250	4.50%, 02/15/16 (m)	250
3,465	4.63%, 07/31/09 (k) (m)	3,494
1,320	4.88%, 08/15/09 (k) (m)	1,336
1,000	5.00%, 07/31/08 (k) (m)	1,005
	Total U.S. Treasury Obligations (Cost $16,975)	17,073

SHARES
	Preferred Stocks — 0.5%
	Insurance — 0.5%
200	Aspen Insurance Holdings Ltd. (Bermuda), 7.40%, to 01/01/17; thereafter variable, 12/31/49 (m)	5,000
6,730	Axis Capital Holdings Ltd. (Bermuda), 7.50%, to 12/01/15; thereafter variable, 12/31/49 (m)	6,709
	Total Preferred Stocks (Cost $12,164)	11,709
	Total Long-Term Investments (Cost $3,412,260)	3,379,102

NUMBER OF CONTRACTS
Options Purchased — 1.1%
	Call Options Purchased — 0.4%
467	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.50, American Style	96
111	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.75, American Style	7
1,072	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.75, American Style	7
305	90 Day Eurodollar Futures, Expiring 12/17/07 @ $95.00, American Style	194
NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
1,252,469	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	3,494
367,210	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	4,721
	Total Call Options Purchased	8,519
	Receiver/Payer Straddles on Interest Rate Swaps — 0.6%
60,987	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	3,593
286,190	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	1,860
22,180	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,371
27,725	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	1,714

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   27

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — Continued
	Receiver/Payer Straddles on Interest Rate Swaps — Continued
62,338	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	3,864
	Total Receiver/Payer Straddles on Interest Rate Swaps	12,402

NUMBER OF CONTRACTS
	Put Options Purchased — 0.1%
1,500	1 Year Mid-Curve, Expiring 12/14/07 @ 94.63, American Style	103
686	30 Day Federal Fund Futures, Expiring 11/30/07 @ $94.75, American Style	7
4,662	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.38, American Style	466
500	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.50, American Style	28
1,000	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.63, American Style	106

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
128,520	Expiring 09/06/07. If exercised the Fund pays 5.70% and receives floating 3 month LIBOR expiring 09/10/12, European Style	—	(h)
63,450	Expiring 10/04/07. If exercised the Fund pays 5.30% and receives floating 3 month LIBOR expiring 10/09/12, European Style	101
104,167	Expiring 10/04/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 10/09/12, European Style	20
54,800	Expiring 10/04/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 10/09/12, European Style	9
110,240	Expiring 10/04/07. If exercised the Fund pays 5.80% and receives floating 3 month LIBOR expiring 10/09/12, European Style	11
936,354	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	2,594
	Total Put Options Purchased	3,445
	Total Options Purchased (Cost $30,198)	24,366

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
61,335	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $61,335)	61,335
	Total Investments — 147.9% (Cost $3,503,793)	3,464,803
	Liabilities in Excess of Other Assets — (47.9)%	(1,122,147)
	NET ASSETS — 100.0%	$2,342,656

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	10 Year Japan Bonds	September, 2007	$4,676	$132
1,729	2 Year U.S. Treasury Notes	December, 2007	356,444	29
1,766	5 Year U.S. Treasury Notes	December, 2007	188,438	117
2,693	10 Year U.S. Treasury Notes	December, 2007	293,663	255
53	U.K. Treasury Gilt	December, 2007	11,439	(10)
882	U.S. Treasury Bonds	December, 2007	98,398	266
118	Eurodollar	March, 2008	28,131	(52)
	Short Futures Outstanding
(51)	10 Year Swap Future	September, 2007	(5,399)	(56)
(188)	Eurodollar	September, 2007	(44,411)	111
(447)	U.S. Treasury Bonds	December, 2007	(49,868)	(161)
(2,872)	5 Year U.S. Treasury Notes	December, 2007	(306,451)	(939)
(1,801)	10 Year U.S. Treasury Notes	December, 2007	(196,393)	(259)
(187)	Eurodollar	December, 2007	(44,443)	(75)
(922)	Eurodollar	June, 2008	(220,000)	(1,506)
(135)	Eurodollar	September, 2008	(32,211)	(110)
				$(2,258)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,100,000	TRY	09/28/07	$5,386	$5,418	$32

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,100,000	TRY	09/28/07	$5,412	$5,419	$(7)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(71,850)	FNMA, TBA, 5.00%, 09/25/37	$(68,280)
(30,984)	FNMA, TBA, 5.50%, 09/25/22	(30,800)
(34,620)	FNMA, TBA, 5.50%, 10/25/37	(33,808)
(14,700)	FNMA, TBA, 6.00%, 09/25/22	(14,856)
(253,100)	FNMA, TBA, 6.00%, 10/25/36	(252,705)
(49,595)	FNMA, TBA, 6.50%, 09/25/37	(50,339)
(16,000)	GNMA, TBA, 6.00%, 09/15/37	(16,075)
	(Proceeds received $470,323)	$(466,863)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   29

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
30 Day Federal Funds Futures, American Style	$95.00	09/28/07	374	$(132)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	305	(6)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	2,144	(13)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	305	(90)
10 Year U.S. Treasury Note Futures, American Style	111.00	10/26/07	883	(345)
10 Year U.S. Treasury Note Futures, American Style	111.00	11/20/07	1,820	(996)
10 Year U.S. Treasury Note Futures, American Style	112.00	11/20/07	1,302	(468)
(Premiums Received $2,209)				$(2,050)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$1,252,469	$(2,442)
(Premiums Received $2,129)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year Fixed, 5.50%	$94.96	10/04/07	$80,000	$(4)
FNMA, 30 Year Fixed, 5.50%	95.33	10/04/07	80,000	(9)
FNMA, 30 Year Fixed, 5.50%	96.61	10/04/07	70,500	(80)
FNMA, 30 Year Fixed, 5.50%, TBA	95.45	09/06/07	105,000	—
FNMA, 30 Year Fixed, 5.50%, TBA	95.19	10/04/07	40,000	(3)
(Premiums Received $1,445)				$(96)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$94.50	09/17/07	467	$(105)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	194	(137)
10 Year U.S. Treasury Note Futures, American Style	106.00	11/20/07	1,047	(229)
(Premiums Received $932)				$(471)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$367,210	$(7,100)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	936,354	(2,069)
(Premiums Received $8,850)					$(9,169)

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Receiver/Payer Straddle on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$245,390	$(2,256)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	14,568	(1,308)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	23,219	(3,548)
(Premiums Received $7,944)					$(7,112)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   31

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.30% semi-annually	3 month LIBOR quarterly	07/31/12	$30	$	— (h)
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	47,700		(1,201)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	195,235		(6,106)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	10,587		110
Barclays Bank plc	5.10% semi-annually	3 month LIBOR quarterly	07/18/12	41,680		(245)
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	18,283		(393)
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	21,503		(637)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	458,813		248
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	500,987		297
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	4,738		56
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	107,588		(4,356)
BNP Paribas	5.57% semi-annually	3 month LIBOR quarterly	07/17/12	17,000		(448)
Citibank, N.A.	4.94% semi-annually	3 month LIBOR quarterly	04/03/10	16,000		(210)
Citibank, N.A.	5.49% semi-annually	3 month LIBOR quarterly	06/12/10	6,800		(108)
Citibank, N.A.	5.50% semi-annually	3 month LIBOR quarterly	06/13/10	6,800		(109)
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	9,249		33
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	12,730		262
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	2,033		13
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.11% semi-annually	08/28/12	6,600		41
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	55,815		411
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	18,900		196
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	31,680		(473)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	6,477		134
Deutsche Bank AG, New York	5.20% semi-annually	3 month LIBOR quarterly	02/08/10	12,800		(94)
Deutsche Bank AG, New York	5.21% semi-annually	3 month LIBOR quarterly	02/16/10	26,100		(193)
Deutsche Bank AG, New York	5.30% semi-annually	3 month LIBOR quarterly	01/26/17	7,800		(46)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	2,588		14
Deutsche Bank AG, New York	5.51% semi-annually	3 month LIBOR quarterly	06/13/10	62,000		(1,008)
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	24,398		(568)
Goldman Sachs Capital Management	5.24% semi-annually	3 month LIBOR quarterly	01/24/17	14,000		(22)
Lehman Brothers Special Financing	5.28% semi-annually	3 month LIBOR quarterly	08/29/17	3,700		(11)
Lehman Brothers Special Financing	5.37% semi-annually	3 month LIBOR quarterly	07/18/17	73,753		(133)
Lehman Brothers Special Financing	5.02% semi-annually	3 month LIBOR quarterly	11/06/11	9,650		(150)
Merrill Lynch Capital Services, Inc.	4.98% semi-annually	3 month LIBOR quarterly	08/31/12	24,000		(13)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	7,915		(1)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	5,085		(2)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	37,880		(949)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	9,710		(344)
						$(16,005)

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
AutoZone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	$5,700	$(20)
Banca Italease, S.p.A. 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	23,500	(205)
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	6,300	13
Barrick Gold, 4.88%, 11/15/14	Lehman Brothers Special Financing	Buy	45 BPS quarterly	09/20/16	15,000	47
Brunswick Corp., 7.13%, 08/01/27	Bear Stearns Credit Products, Inc.	Buy	72 BPS quarterly	12/20/12	5,000	(12)
Brunswick Corp., 7.13%, 08/01/27	Credit Suisse International	Buy	94 BPS quarterly	06/20/14	5,000	(48)
CenturyTel, Inc., 7.88%, 08/15/12	Citibank, N.A.	Buy	95 BPS quarterly	09/20/14	5,000	(111)
Citadel Finance Ltd., 6.25%, 12/15/11	Merrill Lynch International	Sell	267 BPS quarterly	09/20/12	7,000	(3)
Computer Sciences Corp., 7.38%, 06/15/11	Morgan Stanley Capital Services	Buy	88 BPS quarterly	06/20/14	5,200	(120)
Computer Sciences Corp., 7.38%, 06/15/11	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	4,000	(42)
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	11,300	112
Countrywide Financial Corp., 0.00%, 02/08/31	Union Bank of Switzerland AG	Sell	615 BPS quarterly	09/20/08	10,000	216
Dow Jones CDX.EM.7	Deutsche Bank AG, New York (1)	Buy	125 BPS quarterly	06/20/12	4,970	94
Dow Jones CDX.EM.7	Morgan Stanley Capital Services (2)	Buy	125 BPS quarterly	06/20/12	8,140	154
Dow Jones CDX.NA.HY.8	Goldman Sachs Capital Management (3)	Sell	275 BPS quarterly	06/20/12	3,000	(140)
Dow Jones CDX.NA.HY.8	Lehman Brothers Special Financing (4)	Sell	275 BPS quarterly	06/20/12	11,000	(522)
Dow Jones CDX.NA.HY.8	Union Bank of Switzerland AG (5)	Sell	275 BPS quarterly	06/20/12	6,000	(280)
Dow Jones CDX.NA.IG.8	Goldman Sachs Capital Management (6)	Buy	35 BPS quarterly	06/20/12	98,000	1,325
Gannett Co., Inc, 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	10,350	158
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	14,560	(6)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	3,430	321
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	910	56
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	11,000	229
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	8,500	121
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	7,250	135
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	7,000	109
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	12,700	236
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11	1,500	(3)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	7,540	(37)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12	16,230	(186)
Hannover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	10,000	88
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	8,000	(13)
Ingersoll-Rand Co., 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	2,550	(25)
Ingersoll-Rand Co., 9.00%, 08/15/21	Deutsche Bank AG, New York	Buy	68 BPS quarterly	06/20/14	5,100	(57)
Ingersoll-Rand Co., 9.00%, 08/15/21	Citibank, N.A.	Buy	78 BPS quarterly	09/20/14	3,800	(61)
iStar Financial, Inc., 6.00%, 12/15/10	Goldman Sachs Capital Management	Sell	198 BPS quarterly	09/20/12	10,000	107
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR 17,200	(20)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Deutsche Bank AG, New York	Buy	52 BPS quarterly	12/20/11	$10,000	188
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	9,050	(129)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	1,810	86
Kazkommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	2,180	(123)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	11,180	(652)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   33

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	$4,180	$(260)
Kazkommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	4,850	(283)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	5,300	(26)
Kroger Co., 5.50%, 02/01/13	Goldman Sachs Capital Management	Buy	65 BPS quarterly	06/20/14	3,000	(22)
Landsbanki Island, 4.42%, 10/19/10	Morgan Stanley Capital Services	Sell	45 BPS quarterly	09/20/07	EUR 6,800	9
Liz Claiborne, 5.00%, 07/08/13	Lehman Brothers Special Financing	Sell	78 BPS quarterly	09/20/12	$5,000	(39)
Marriot International, Inc., 4.63%, 06/15/12	Credit Suisse International	Buy	54 BPS quarterly	06/20/14	4,000	1
Marsh & McLennan Co, Inc., 5.38%, 07/15/14	Bank of America	Buy	101 BPS quarterly	09/20/14	4,000	(68)
Marsh & McLennan Co, Inc., 5.38%, 07/15/14	Bank of America	Buy	100 BPS quarterly	09/20/14	4,000	(66)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns	Sell	128 BPS quarterly	09/20/12	5,000	12
MBIA Insurance Corp., 5.38%, 10/06/10	Goldman Sachs Capital Management	Sell	102 BPS quarterly	09/20/12	5,000	(46)
MBIA Insurance Corp., 5.38%, 10/06/10	Deutsche Bank AG, New York	Sell	150 BPS quarterly	09/20/12	2,500	30
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	4,450	(50)
Mittal Steel Co. NV, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	10,900	2
Mohawk Industries, 7.20%, 04/15/12	Morgan Stanley Capital Services	Buy	96 BPS quarterly	06/20/14	5,000	(52)
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	64 BPS quarterly	06/20/17	5,000	27
New York Times Co. (The), 4.61%, 09/26/12	Bank of America	Buy	94 BPS quarterly	09/20/17	3,000	(50)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	15,000	(281)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	11,000	(234)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	2,400	(198)
Petroleos De Venezuela S.A., 5.25%, 04/12/18	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	1,740	(108)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	3,590	(203)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	1,170	(53)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	1,800	(97)
Petroleos De Venezuela S.A., 5.38%, 04/12/37	Bear Stearns	Sell	257 BPS semi-annually	05/20/12	1,250	(108)
Petroleos De Venezuela S.A., 5.38%, 04/12/37	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	2,790	(239)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	4,060	(229)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	2,900	(185)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	2,900	(185)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	2,900	(184)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	690	(47)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	6,250	20
Republic of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	2,850	(46)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	1,540	(21)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	5,250	(1)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,600	26
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	292 BPS semi-annually	02/20/11	9,040	(321)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,620	(209)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	3,610	(209)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	8,240	562
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	1,870	(172)
Republic of Argentina, 8.28% 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	4,810	(441)
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	12,790	(1,183)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	7,550	(692)
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	3,710	(361)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	1,170	92

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	$3,720	$294
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	2,900	223
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	690	54
Republic of Argentina, 8.28% 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	2,900	224
Republic of Argentina, 8.28% 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	1,740	135
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	5,370	(340)
Republic of Argentina, 8.28% 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	2,320	(95)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	820	(14)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	8,570	(350)
Republic of Argentina, 8.28% 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	1,730	(64)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	3,430	(425)
Republic of Argentina, 8.28% 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	910	(81)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	6,250	(484)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.50 BPS semi-annually	10/20/10	1,540	(98)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	5,250	(382)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,600	(140)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	165 BPS semi-annually	02/20/11	9,040	(245)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,620	(69)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,610	(68)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	4,190	70
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	4,050	66
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	4,545	(25)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	845	(7)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	10,880	(96)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	9,090	(51)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	9,705	(51)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,870	8
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	4,810	58
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	12,790	133
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	7,550	93
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	3,710	51
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	5,370	33
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	220	3
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	10,040	144
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	10,040	144
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	1,370	21
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	5,020	68
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	13,050	297
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	4,270	(52)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	920	(28)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	1,630	(45)
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	4,085	60
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	5,055	108
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	10,070	147
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	5,050	50
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	5,150	(32)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	9,930	(84)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	9,550	(86)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   35

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	$3,710	$(21)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,330	(23)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	9,160	(74)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	4,340	(25)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	27,210	524
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	27,210	(479)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	12,010	(329)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	7,705	(320)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	4,085	(77)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	10,070	(194)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	5,055	(137)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	5,050	(74)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	1,630	45
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	920	27
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	4,270	45
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	1,720	35
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	17,000	341
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	4,400	(79)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	4,130	9
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	4,050	(317)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	220	(19)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	10,040	(868)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	10,040	(868)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	1,370	(119)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	5,020	(419)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	13,050	(953)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	2,400	189
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	1,800	107
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	2,500	(163)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	820	(48)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	4,060	254
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	3,590	228
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	4,570	(296)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	2,340	(119)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	820	17
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	330 BPS semi-annually	08/20/12	3,930	(159)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,875	(12)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	18,385	(92)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,875	7
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	8,600	13
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	18,385	55
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	119 BPS semi-annually	04/20/10	10,000	148
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	9,000	183
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10	8,000	91
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	10,000	111
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	6,000	78
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	11,000	(105)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	8,500	(41)

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	$7,250	$(70)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	7,000	(8)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	12,700	73
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	7,540	71
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	9,090	(106)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	21,760	(192)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,690	(16)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	18,180	(208)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	19,410	(226)
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	5,250	(38)
Sara Lee, 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	81 BPS quarterly	03/20/17	5,550	(90)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	6,900	28
Southwest Airlines, 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	5,200	(13)
Tate & Lyle, 6.50%, 06/28/12	Lehman Brothers Special Financing	Buy	42 BPS quarterly	12/20/14	10,000	318
Texas Instruments, 8.75%, 04/01/07	Lehman Brothers Special Financing	Buy	36 BPS quarterly	06/20/14	10,000	(24)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	108 BPS semi-annually	04/20/10	10,000	(190)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	9,000	(181)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10	8,000	(152)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	10,000	(187)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	6,000	(113)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	15,000	256
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	11,000	205
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	9,550	7
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	4,700	(87)
Western Union, 5.93%, 10/01/16	Bear Stearns	Buy	99 BPS quarterly	09/20/14	4,750	(129)
						$(11,131)

(1)	Premium paid of $296.
(2)	Premium paid of $279.
(3)	Premium received of $353.
(4)	Premium received of $983.
(5)	Premium received of $301.
(6)	Premium paid of $1,361.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   37

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (2)	BA Covered Bond Issuer, 5.50%, 06/14/12	$100.83	09/06/07	$47,700	$768
Barclays Bank plc (2)	Nationwide Building Society, 5.50%, 07/18/12	101.54	09/13/07	41,410	1,138
Citibank, N.A. (1)	FNMA, 30 Year, 5.50%	96.01	09/06/07	73,330	(1,185)
Citibank, N.A. (1)	FNMA, 30 Year, 6.50%, TBA	101.33	09/06/07	87,900	(134)
Citibank, N.A. (1)	FNMA, 30 Year, 6.00%, TBA	98.51	09/06/07	127,100	(1,717)
Citibank, N.A. (1)	FNMA, 30 Year, 6.00%, TBA	98.51	09/06/07	68,500	(925)
Citibank, N.A. (2)	FNMA, 30 Year, 5.00%, TBA	93.72	09/06/07	21,850	279
Citibank, N.A. (2)	FNMA, 30 Year, 6.50%, TBA	101.33	09/06/07	117,000	178
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.50%	96.83	09/06/07	56,800	(443)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.50%	96.84	09/06/07	80,000	(625)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%	98.95	09/06/07	8,000	(73)
Deutsche Bank AG, New York (1)	FHLMC Gold, 30 Year, 6.00%, TBA	99.50	09/06/07	93,145	(342)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%	99.41	09/06/07	595,000	(2,694)
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 6.00%, TBA	98.56	09/06/07	169,000	(2,190)
Deutsche Bank AG, New York (2)	FHLMC Gold, 30 Year, 5.50%, TBA	97.03	09/06/07	31,650	185
Deutsche Bank AG, New York (2)	FHLMC Gold, 30 Year, 6.50%	100.84	09/06/07	68,500	436
Deutsche Bank AG, New York (2)	FNMA, 15 Year, 5.00%, TBA	97.20	09/11/07	63,000	261
Deutsche Bank AG, New York (2)	FNMA, 15 Year, 6.00%	100.76	09/11/07	88,000	223
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.00%	94.29	09/06/07	77,000	571
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%	97.00	09/06/07	350,000	2,186
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%	97.00	09/06/07	26,000	162
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.00%	100.03	09/12/07	12,000	43
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%	101.91	09/12/07	18,000	(8)
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%, TBA	101.34	09/06/07	297,750	418
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 6.50%, TBA	101.34	09/06/07	83,500	117
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 7.00%, TBA	102.72	09/06/07	104,500	82
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	47,244	773
Deutsche Bank AG, New York (1)	FNMA, 30 Year, 5.00%	95.21	10/04/07	70,500	140
Deutsche Bank AG, New York (2)	FNMA, 30 Year, 5.00%	95.21	10/04/07	357,100	(708)
Deutsche Bank AG, New York (2)	FHLMC, 4.50%, 01/15/14	97.20	09/21/07	10,495	79
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 6.00%	99.97	10/04/07	484,100	—
Lehman Brothers Special Financing (1)	FNMA, 15 Year, 6.00%	100.28	09/11/07	87,000	(638)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.00%	93.88	09/06/07	25,000	(281)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.44	09/06/07	82,000	(973)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.48	09/06/07	32,000	(365)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.48	09/06/07	58,915	(671)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 5.50%	96.58	09/06/07	46,000	(481)
Lehman Brothers Special Financing (1)	GNMA, 30 Year, 6.00%	100.04	09/12/07	18,000	(73)
Lehman Brothers Special Financing (1)	FNMA, 30 Year, 6.50%	101.33	09/06/07	169,000	(257)
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.00%	99.97	10/04/07	315,000	—
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.00%	94.06	09/06/07	53,000	521
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.00%	95.31	10/04/07	132,300	(391)
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.50%	101.33	09/06/07	67,800	103
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 7.00%	102.66	09/06/07	43,000	60
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	2,500	41
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	95.97	10/04/07	50,000	818
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 6.00%, TBA	100.06	09/11/07	198,000	1,885

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Lehman Brothers Special Financing (2)	FNMA, 30 Year, 5.50%, TBA	$95.94	10/04/07	$426,500	$7,112
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 5.00%	93.93	09/06/07	223,000	(2,394)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 5.50%	96.71	09/06/07	138,000	(1,261)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 6.00%	101.25	09/06/07	2,000	(5)
Morgan Stanley Capital Services (1)	FNMA, 30 Year, 6.50%	101.34	09/06/07	23,000	(32)
Morgan Stanley Capital Services (2)	FNMA, 30 Year, 6.00%	100.06	10/04/07	272,100	(592)
Union Bank of Switzerland AG (2)	Northern Rock plc, 5.63%, 06/22/17	101.47	09/20/07	14,795	24
Union Bank of Switzerland AG (2)	Tennessee Valley Authority, 5.50%, 07/18/17	102.90	09/18/07	21,715	—
Union Bank of Switzerland AG (2)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	45,730	112
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 5.50%	96.72	09/06/07	139,000	(1,259)
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 5.50%, TBA	96.03	10/04/07	267,500	4,211
Union Bank of Switzerland AG (1)	FNMA, 30 Year, 6.00%, TBA	98.56	09/06/07	182,000	(2,359)
Union Bank of Switzerland AG (2)	FHLMC Gold, 30 Year, 6.00%, TBA	99.56	09/06/07	81,100	247
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 5.00%	94.29	09/06/07	107,500	764
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 6.00%	99.47	09/06/07	34,000	133
Union Bank of Switzerland AG (2)	FNMA, 30 Year, 6.00%	101.31	09/06/07	91,000	156
					$1,150

(1)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(2)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   39

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 10 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	$37,300	$(224)
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	18,700	330
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS	Total Return on OGK/Rushydro’s, 12/13/13	12/25/10	3,840	57
						$163

Forward Rate Agreements

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Merrill Lynch Capital Services	4.77% semi-annually	3 month LIBOR quarterly	06/18/08	$397,000	$(132)

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.4%
	Corporate Bonds — 35.1%
	Bermuda — 0.3%
715	Citic Resources Finance Ltd., 6.75%, 05/15/14 (e) (m)	680
	Botswana — 0.6%
	Barclays Bank plc,
1,030	VAR, 0.00%, 05/10/10	1,044
400	VAR, 0.00%, 05/28/10	400
		1,444
	Brazil — 5.7%
BRL 1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10	999
15,925	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (m)	7,735
	Morgan Stanley & Co., Inc.,
$3,600	12.15%, 01/05/22 (linked to Republic of Brazil Government Bond, 12.15%, 01/05/22) (e) (m)	3,849
1,000	14.40%, 08/04/16 (linked to Republic of Brazil Government Bond, 14.40%, 08/04/16) (e)	1,212
		13,795
	Dominican Republic — 1.6%
	Citigroup Funding, Inc.,
1,030	Zero Coupon, 10/08/07 (linked to Dominican Republic Government Bond, Zero Coupon, 10/05/07) (e) (m)	1,010
2,615	VAR, 1.00%, 03/12/12 (linked to Dominican Republic Government Bond, 1.00%, 03/12/12) (e) (i)	2,744
		3,754
	Egypt — 0.8%
1,845	Citigroup Funding, Inc., Zero Coupon, 10/04/07 (linked to Egypt Treasury Bill, Zero Coupon, 10/02/07) (e) (m)	2,035
	Ghana — 0.6%
1,550	Barclays Bank plc, Zero Coupon, 04/07/10 (linked to Government of Ghana, Zero Coupon, 04/07/10) (e) (i)	1,544
	Indonesia — 1.9%
3,160	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18)	4,601
	Ireland — 0.3%
640	BW Group Ltd., 6.63%, 06/28/17 (e)	640
	Luxembourg — 0.9%
1,945	ALROSA Finance S.A., 8.88%, 11/17/14 (e)	2,120
	Mexico — 1.2%
MXN 40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,931
$1,065	Pemex Project Funding Master Trust, 5.75%, 12/15/15	1,053	>
		2,984
	Peru — 1.5%
3,070	IIRSA Norte Finance Ltd., 8.75%, 05/30/24	3,584
	Russia — 9.6%
	Gaz Capital for Gazprom
1,590	6.21%, 11/22/16 (e)	1,532
885	6.51%, 03/07/22 (e)	855
5230	7.29%, 08/16/37 (e) (m)	5,361
1,620	8.63%, 04/28/34 (e)	1,988
2,370	Gazprom International S.A., 7.20%, 02/01/20	2,409
	Gazstream S.A. for OAO Gazprom,
3,406	5.63%, 07/22/13 (e)	3,325
2,625	5.63%, 07/22/13	2,575
720	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	735
2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 03/05/14 (e)	2,906
1,600	VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	1,560
		23,246
	Trinidad & Tobago — 1.4%
3,452	National Gas Co. of Trinidad & Tobago Ltd., 6.05%, 01/15/36	3,313
	Turkey — 3.4%
TRY 11,535	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11)	8,280
	Uganda — 0.4%
$1,030	Citigroup Funding, Inc., VAR, 0.00%, 03/17/08 (linked to Uganda Treasury Bill, 0.00%, 03/13/08) (i)	1,035
	Ukraine — 4.0%
	Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
320	6.80%, 10/04/12	302
7,855	7.65%, 09/07/11	7,619
1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	1,684
		9,605
	Venezuela — 0.9%
3,900	Petroleos de Venezuela S.A., 5.38%, 04/12/27	2,262
	Total Corporate Bonds (Cost $68,599)	84,922

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Foreign Government Securities — 59.0%
	Argentina — 10.9%
ARS 16,141	Central Bank of Argentina, VAR, 0.00%, 02/04/18	6,224
$750	Province of Buenos Aires, 9.38%, 09/14/18	596
	Republic of Argentina,
3,900	7.00%, 10/03/15 (m)	3,126
ARS 11,773	11.31%, 01/20/10	3,532
14,400	VAR, 0.00%, 03/25/10	4,331
11,300	VAR, 0.00%, 09/30/14 (m)	3,339
6,030	VAR, 0.00%, 12/31/33 (m)	2,136
$16,800	VAR, 0.00%, 12/15/35	1,974
ARS 8,480	VAR, 0.00%, 12/31/38 (m)	1,115
		26,373
	Barbados — 0.2%
$390	Government of Barbados, 6.63%, 12/05/35 (e)	387
	Brazil — 8.7%
300	Banco Nacional de Desenvolvimento Economico e Social, VAR, 5.17%, 06/16/08	295
	Federal Republic of Brazil,
6,900	7.13%, 01/20/37	7,504
1,600	8.75%, 02/04/25	1,995
800	8.88%, 10/14/19	974
6,195	12.25%, 03/06/30	10,346
		21,114
	Chile — 1.6%
3,650	Government of Chile, 7.13%, 01/11/12	3,935
	Colombia — 3.8%
COP 3,692,000	Bogota Distrio Capital, 9.75%, 07/26/28 (e) (m)	1,585
	Republic of Colombia,
$2,055	7.38%, 01/27/17	2,183
1,500	10.75%, 01/15/13	1,807
COP 6,935,000	12.00%, 10/22/15	3,485
		9,060
	Costa Rica — 1.7%
$3,268	Republic of Costa Rica, 10.00%, 08/01/20	4,216
	Dominican Republic — 0.2%
	Government of Dominican Republic,
322	9.04%, 01/23/18 (e)	352
30	9.04%, 01/23/18	33
45	9.50%, 09/27/11	48
		433
	Egypt — 0.7%
	Arab Republic of Egypt,
EGP10,000	8.75%, 07/18/12 (e) (m)	1,738
	El Salvador — 2.2%
	Republic of El Salvador,
$675	7.63%, 09/21/34 (e)	742
205	7.65%, 06/15/35	223
2,148	7.75%, 01/24/23	2,395
1,735	8.25%, 04/10/32 (e) (m)	2,004
		5,364
	Guatemala — 2.8%
	Republic of Guatemala,
2,935	8.13%, 10/06/34	3,353
2,910	10.25%, 11/08/11	3,303
		6,656
	Iraq — 0.3%
1,250	Republic of Iraq, 5.80%, 01/15/28 (e)	713
	Mexico — 4.8%
	United Mexican States,
1,250	8.00%, 09/24/22	1,527
MXN 12,496	8.00%, 12/24/08	1,139
$6,050	8.30%, 08/15/31	7,797
875	8.30%, 08/15/31	1,128
		11,591
	Peru — 2.5%
	Republic of Peru,
1,193	6.55%, 03/14/37	1,189
570	7.35%, 07/21/25	627
3,375	9.88%, 02/06/15	4,163
		5,979
	Russia — 5.1%
	Russian Federation,
3,989	8.25%, 03/31/10	4,100
1,750	11.00%, 07/24/18	2,450
3,334	12.75%, 06/24/28	5,876
		12,426
	Trinidad & Tobago — 0.1%
	Government of Trinidad & Tobago
307	5.88%, 05/17/27	289
	Turkey — 1.2%
	Republic of Turkey,
620	8.00%, 02/14/34	666
2,000	12.38%, 06/15/09	2,217
		2,883
	Ukraine — 3.2%
	Government of Ukraine,
2,390	6.58%, 11/21/16 (e)	2,351
2,065	7.65%, 06/11/13	2,168
3,000	FRN, 8.69%, 08/05/09	3,154
		7,673

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Uruguay — 1.3%
	Republic of Uruguay,
UYU 50,960	5.00%, 09/14/18 (m)	2,425
$465	7.50%, 03/15/15	486
240	9.25%, 05/17/17	280
		3,191
	Venezuela — 7.7%
	Republic of Venezuela,
2,022	9.25%, 09/15/27	2,007
2,395	9.38%, 01/13/34	2,377
12,116	10.75%, 09/19/13	13,012
1,020	13.63%, 08/15/18	1,301
		18,697
	Total Foreign Government Securities (Cost $164,478)	142,718
	U.S. Treasury Obligations — 1.4%
	United States — 1.4%
	U.S. Treasury Notes,
3,000	4.75%, 08/15/17	3,049
205	4.88%, 04/30/08 (k) (m)	206
	Total U.S. Treasury Obligations (Cost $3,257)	3,255

SHARES	SECURITY DESCRIPTION	VALUE($)
	Warrants — 0.9%
	Republic of Argentina,
ARS 43,114	Expires 12/15/35 (linked to GDP) (a) (m)	1,261
EUR 6,430	Expires 12/15/35 (linked to GDP) (a)	911
$1	Republic of Venezuela Oil Price Index, expires 04/15/20 (a)	46
	Total Warrants (Cost $1,974)	2,218
	Total Long-Term Investments (Cost $238,308)	233,113
Short-Term Investment — 3.6%
	Investment Company — 3.6%
8,749	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $8,749)	8,749
	Total Investments — 100.0% (Cost $247,057)	241,862
	Other Assets in Excess of Liabilities — 0.0% (g)	21
	NET ASSETS — 100.0%	$241,883

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	Description	Expiration Date	Notional Value at 08/31/07	Net Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
23	2 Year U.S. Treasury Notes	December, 2007	$4,742	$1
9	5 Year U.S. Treasury Notes	December, 2007	960	1
216	10 Year U.S. Treasury Notes	December, 2007	23,554	34
37	U.S. Treasury Bonds	December, 2007	4,128	8
				$44

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,500,000	TRY	9/28/2007	$6,449	$6,487	$38

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,600,000	EUR	09/28/07	$(2,158)	$(2,182)	$(24)
8,500,000	TRY	09/28/07	(6,479)	(6,487)	(8)
					$(32)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   43

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Credit Default Swaps

REFERENCED OBLIGATION	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount	Value
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC	Sell	190 BPS quarterly	09/14/07	$1,470	$3
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS semi-annually	04/20/11	5,180	76
Gazprom International S.A., 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,340	(1)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	800	75
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	210	13
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	500	10
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	750	11
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	300	6
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	400	6
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	660	12
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	12
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	11
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	(4)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	530	(7)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	350	(4)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	2,860	(65)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	2,100	(30)
Kazommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	350	(20)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	640	(40)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	2,240	(131)
Kazommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	420	20
Kazommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	750	(44)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	1,000	(21)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	510	(42)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	520	(32)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	770	(43)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	350	(16)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	380	(21)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	870	(56)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	960	(54)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	3,100	(258)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	190	(13)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	870	(55)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	870	(55)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	170	(10)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	350	1
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	160	(3)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	(10)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	— (h)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	03/20/11	840	(20)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	550	38

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	$1,990	$(183)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	720	(66)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	1,140	(105)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	2,150	(209)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	1,430	(131)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	350	28
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	208 BPS quarterly	07/20/12	830	(82)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.67 BPS semi-annually	07/20/12	1,450	(129)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	870	67
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	1,070	85
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	870	67
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	520	40
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	2,390	(151)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	540	(22)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	2,000	(82)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	450	(17)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	200	(3)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	800	(99)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	210	(19)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	350	(27)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(48)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(29)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	03/20/11	840	(22)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	270	5
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	280	5
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	300	(2)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	790	(6)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	680	(6)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	635	(3)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	600	(3)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	1,990	9
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	70 BPS semi-annually	06/20/12	720	9
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	1,140	12
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	2,150	30
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	1,430	18
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	66 BPS semi-annually	07/20/12	830	12
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.33 BPS semi-annually	07/20/12	1,450	18
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	2,390	15
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	210	3
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	410	6
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	22
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	1,500	22
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	750	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	3,990	91
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	300	4
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	730	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   45

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	$365	$8
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	(5)
Republic of Indonesia, 6.75, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	690	(21)
Republic of Indonesia, 6.75, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	3,820	(106)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS semi-annually	05/20/11	1,600	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	870	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,510	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,010	(21)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	2,210	(18)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,090	(6)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	5,340	103
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	2,155	(59)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	5,340	(94)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	1,380	(57)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	300	(6)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	730	(14)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	365	(10)
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	4
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	690	20
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	3,820	105
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	370	7
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	3,850	77
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	1,000	(18)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	1,170	3
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.10 BPS semi-annually	03/20/12	1,520	(119)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.41 BPS semi-annually	04/20/12	870	(75)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	410	(35)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	210	(18)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(130)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	1,500	(130)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	750	(63)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	3,990	(291)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	860	(62)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	510	40
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	1,550	(101)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	380	23
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	170	10
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	200	(12)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	960	60
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	1,550	(101)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	770	49
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	1,680	(86)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	200	4
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	570 BPS semi-annually	08/20/12	670	31
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	08/20/12	90	(3)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	1,190	(6)

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	Termination Date	Notional Amount	Value
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	$120	$(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	1,190	4
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	120	—
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	07/20/10	2,000	26
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	500	(5)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	08/20/10	70	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	750	(4)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	300	(3)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	400	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS quarterly	08/20/11	660	4
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	7
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	600	(7)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	(15)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	53 BPS semi-annually	12/20/11	1,360	(12)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	1,200	(14)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	1,270	(15)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	530	7
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	350	4
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	07/20/10	2,000	(38)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	08/20/10	70	(1)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000	19
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,360	1
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	790	(15)
VTB Capital SA, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS semi-annually	04/20/11	5,180	(20)
						$(2,829)

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	Value
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month Libor + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$1,200	$21
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	Total Return on OGK/ Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS	12/25/10	3,830	120
						$141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   47

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 82.1%
	Asset-Backed Securities — 18.3%
570	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e)	568
500	Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, FRN, 5.99%, 04/25/35	471
1,400	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 3A, FRN, 5.57%, 08/17/11 (e)	1,382
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 5.95%, 12/25/34	380
346	Bear Stearns Asset Backed Securities, Inc., Series 2005-HE3, Class M1, FRN, 5.93%, 03/25/35	327
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, 5.61%, 04/15/12	750
750	Series 2007-B, Class A4, 5.64%, 04/15/14	750
1,650	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.86%, 12/15/10 (i)	1,657
400	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 5.69%, 02/25/36	386
36	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e)	36
	Citigroup Mortgage Loan Trust, Inc.,
768	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33	748
1,050	Series 2005-OPT4, Class M2, FRN, 5.93%, 07/25/35	948
900	Series 2006-WMC1, Class A2C, FRN, 5.70%, 12/25/35	878
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, FRN, 5.96%, 11/25/34	116
200	Series 2005-BC1, Class M2, FRN, 5.95%, 05/25/35	181
746	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, FRN, 5.88%, 05/15/29	733
2,600	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B, 5.61%, 10/25/36	2,497
760	Equifirst Loan Securitization, Series 2007-1, Class A2A, FRN, 5.56%, 04/25/37	751
678	Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.79%, 09/20/23	657
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 5.66%, 10/25/36	2,337
578	Fleet Home Equity Trust, Series 2003-1, Class A, FRN, 5.79%, 01/20/33	568
400	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.65%, 08/25/36	387
950	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A2, FRN, 5.69%, 03/25/35	949
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i)	483
2,300	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e)	2,271
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 5.69%, 02/25/36	764
2,300	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, FRN, 5.66%, 11/25/36	2,030
	Morgan Stanley ABS Capital I,
150	Series 2005-HE2, Class M3, FRN, 5.99%, 01/25/35	137
100	Series 2005-HE2, Class M4, FRN, 6.14%, 01/25/35	87
639	Nationstar NIM Trust, (Cayman Islands) Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	569
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 6.13%, 11/25/34	396
406	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 5.60%, 06/25/36	406
	Option One Mortgage Loan Trust,
92	Series 2002-1, Class A, FRN, 6.09%, 02/25/32	90
300	Series 2005-2, Class M1, FRN, 5.95%, 05/25/35	281
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 6.14%, 02/25/35	512
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 5.92%, 12/25/35	314
189	Residential Funding Mortgage Securities II, Series 2003-HS4, Class AIB, FRN, 5.77%, 01/25/29	185

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 5.96%, 01/25/35	451
1,505	Series 2006-OP1, Class A2B, FRN, 5.70%, 10/25/35	1,494
1,550	Shiprock Finance SF2 (Cayman Islands), Series 2007-2A, Class A, FRN, 5.43%, 02/29/08 (e) (i)	1,543
	Soundview Home Equity Loan Trust,
625	Series 2007-NS1, Class M3, FRN, 6.10%, 01/25/37	509
650	Series 2007-NS1, Class M4, 6.41%, 01/25/37	467
621	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 5.73%, 06/25/34	611
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 5.66%, 01/25/37	1,745
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 5.63%, 01/23/11 (e)	989
	Total Asset-Backed Securities (Cost $36,416)	34,791
	Collateralized Mortgage Obligations — 19.1%
	Agency CMO — 2.6%
	Federal Home Loan Mortgage Corp. REMICS,
2,084	Series 2638, Class KI, IO, 5.00%, 11/15/27	156
2,530	Series 2645, Class SB, IF, IO, 1.49%, 07/15/27	140
934	Series 2686, Class FL, FRN, 6.01%, 03/15/28	933
956	Series 2827, Class AS, IF, IO, 1.49%, 06/15/22	46
1,507	Series 2928, Class IN, IO, 5.00%, 10/15/24	95
1,320	Series 2975, Class IO, IO, 5.50%, 06/15/26	102
	Federal National Mortgage Association, REMICS,
243	Series 2002-36, Class FS, FRN, 2.00%, 04/25/32	244
362	Series 2002-36, Class FT, FRN, 6.00%, 06/25/32	363
5,000	Series 2002-81, Class SJ, IF, IO, 2.00%, 04/25/32	408
724	Series 2003-121, Class FC, FRN, 5.91%, 02/25/28	723
1,906	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	124
1,296	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	81
1,529	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36	1,518
		4,933
	Non-Agency CMO — 16.5%
	Adjustable Rate Mortgage Trust,
264	Series 2004-5, Class 7A2, FRN, 5.88%, 04/25/35	263
485	Series 2005-1 Class 5A2, FRN, 5.83%, 05/25/35	482
1,116	Series 2005-11, Class 5A1, FRN, 5.78, 02/25/36	1,109
329	Series 2005-8, Class 7A2, FRN, 5.78%, 11/25/35	327
612	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.69%, 09/25/46	602
1,249	Banc of America Funding Corp., Series 2007-A, Class 2A1, FRN, 5.67%, 02/20/47	1,234
	Countrywide Alternative Loan Trust,
1,231	Series 2006-OA2, Class A1, FRN, 5.75%, 05/20/46	1,209
2,801	Series 2006-OA19, Class A1, FRN, 5.72%, 02/20/47	2,731
873	Series 2006-OA21, Class, A1, FRN, 5.73%, 03/20/47	855
698	Series 2007-OA10, Class 2A1, FRN, 5.75%, 09/25/47	684
	Countrywide Home Loan Mortgage Pass Through Trust,
1,323	Series 2005-2, Class 2A3, FRN, 5.84%, 03/25/35	1,290
17	Series 2002-31, Class A3, 5.75%, 01/25/33	17
663	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 5.87%, 08/19/45	652
	Harborview Mortgage Loan Trust,
380	Series 2005-3, Class 2A1A, FRN, 5.78%, 06/19/35	373
954	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35	937
284	Series 2005-10, Class 2A1A, FRN, 5.85%, 11/19/35	278
752	Series 2005-15, Class 2A11, FRN, 5.81%, 10/20/45	735
1,172	Series 2006-14, Class 2A1A, FRN, 5.69%, 03/19/38	1,142
697	Series 2007-1, Class 2A1A, FRN, 5.67%, 04/19/38	678
2,100	Series 2007-5, Class A1A, 5.73%, 09/19/37	2,047
	Indymac Index Mortgage Loan Trust,
527	Series 2004-AR7, Class A1, FRN, 5.94%, 09/25/34	524
223	Series 2004-AR8, Class 2A1, FRN, 5.92%, 11/25/34	220
1,351	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	1,345
	Lehman XS Trust,
604	Series 2005-2, Class 1A1, FRN, 5.78%, 08/25/35	601

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   49

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
676	Series 2005-5N, Class 3A1A, FRN, 5.81%, 11/25/35	662
1,434	Series 2006-2N, Class 1A1, FRN, 5.77%, 02/25/46	1,401
769	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 5.69%, 11/25/36	751
925	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, FRN, 5.83%, 10/25/35	909
	Thornburg Mortgage Securities Trust,
544	Series 2003-2, Class A1, FRN, 5.84%, 04/25/43	543
1,115	Series 2004-3, Class A, FRN, 5.87%, 09/25/34	1,113
4,044	Series 2006-6, Class A1, FRN, 5.61%, 12/25/36	3,993
	WaMu Pass Through Certificates,
715	Series 2005-AR9, Class A1A, FRN, 5.83%, 07/25/45	706
881	Series 2005-AR13, Class A1A1, FRN, 5.79%, 10/25/45	864
		31,277
	Total Collateralized Mortgage Obligations (Cost $36,730)	36,210
	Commercial Mortgage-Backed Securities — 2.2%
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A, 5.24%, 12/11/49	247
500	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36	515
500	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 03/10/39	497
	LB-UBS Commercial Mortgage Trust,
1,450	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,424
750	Series 2007-C1, Class A2, 5.32%, 02/15/40	744
423	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73%, 09/15/21 (e)	422
300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	296
	Total Commercial Mortgage-Backed Securities (Cost $4,186)	4,145
	Corporate Bonds — 28.6%
	Automobiles — 0.9%
	DaimlerChrysler N.A. Holding Corp.,
825	FRN, 5.79%, 03/13/09	822
900	FRN, 5.84%, 09/10/07 (m)	900
		1,722
	Building Products — 0.3%
500	Masco Corp., FRN, 5.66%, 03/12/10	493
	Capital Markets — 5.0%
2,650	Bear Stearns Cos., Inc., (The), FRN, 5.63%, 05/18/10	2,551
	Goldman Sachs Group, Inc., (The),
1,350	FRN, 5.46%, 06/28/10	1,338
800	FRN, 5.61%, 11/16/09	795
	Lehman Brothers Holdings, Inc.,
900	FRN, 5.60%, 08/21/09	876
1,400	FRN, 5.63%, 11/16/09	1,353
300	6.37% to 05/31/12; thereafter variable, 12/31/49	269
2,100	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	2,101
250	Morgan Stanley, FRN, 5.46%, 05/07/10	246
		9,529
	Commercial Banks — 6.2%
3,050	BAC Capital Trust XIII, FRN, 5.76%, 03/15/43	2,745
1,200	Banco Sabadell S.A. (Spain), FRN, 5.46%, 04/23/10 (e)	1,185
1,450	DnB NORBank ASA (Norway), FRN, 5.43%, 10/13/09 (e)	1,450
1,600	Glitnir Banki HF (Iceland), FRN, VAR, 5.52%, 10/15/08 (e)	1,599
400	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e)	395
1,300	ING Bank NV (Netherlands), FRN, FRN, 5.61%, 10/14/14	1,299
600	Landsbanki Islands HF (Iceland), FRN, 6.20%, 08/25/09 (e)	603
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
1,000	FRN, 5.96%, 08/01/08 (e)	992
650	FRN, 6.11%, 09/01/07 (e)	651
900	Wells Fargo & Co., VAR, 5.51%, 06/18/10	894
		11,813
	Computers & Peripherals — 0.6%
1,200	Hewlett-Packard Co., FRN, 5.42%, 06/15/10	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — 2.3%
1,400	Aiful Corp. (Japan), 6.00%, 12/12/11 (e)	1,405
1,000	Capital One Financial Corp., FRN, 5.64%, 09/10/09	990
450	Discover Financial Services, FRN, 5.89%, 06/11/10 (e)	450
1,550	International Lease Finance Corp., FRN, 5.72%, 05/24/10	1,545
		4,390
	Diversified Financial Services — 5.1%
1,750	BNP US Funding LLC, 7.74% to 12/05/07; thereafter variable, 12/31/49 (e)	1,764
700	Goldman Sachs Capital III, 6.13% to 09/01/12; thereafter variable, 12/31/49	635
1,500	K2 (USA) LLC, 5.36%, 02/15/09 (i)	1,387
500	Meridian Funding Co. LLC, FRN, 5.59%, 07/21/11 (e) (i)	501
900	Preferred Term Securities XXII Ltd. (Cayman Islands), FRN, 5.76%, 09/22/36 (e) (i)	899
1,700	RACERS, FRN, Series 2005-16, Class C, FRN, 5.36%, 09/20/07 (e) (i)	1,700
1,700	Sigma Finance Corp. (Cayman Islands), FRN, 5.33%, 09/15/08 (e) (i)	1,700
550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e)	547
600	ZFS Finance USA Trust III, FRN, 6.51%, 12/15/65 (e)	571
		9,704
	Electric Utilities — 0.8%
250	Oncor Electric Delivery Co., FRN, 5.74%, 09/16/08 (e)	247
500	Pepco Holdings, Inc., FRN, 5.99%, 06/01/10	501
850	PSEG Funding Trust I, 5.38%, 11/16/07	849
		1,597
	Food & Staples Retailing — 0.3%
600	CVS/Caremark Corp., FRN, 5.66%, 06/01/10	597
	Insurance — 0.4%
700	Aleutian Investments LLC, FRN, 4.45%, 05/20/14 (e) (i)	670
	Media — 0.4%
500	COX Communications, Inc., FRN, 5.91%, 12/14/07 (m)	500
200	Viacom, Inc., FRN, 5.71%, 06/16/09	199
		699
	Multi-Utilities — 0.8%
	Dominion Resources, Inc.,
750	FRN, 5.66%, 09/28/07 (m)	750
700	FRN, 5.75%, 11/14/08	701
		1,451
	Oil, Gas & Consumable Fuels — 0.3%
	Pemex Project Funding Master Trust,
400	FRN, 6.66%, 06/15/10 (e)	406
150	FRN, 7.16%, 10/15/09 (e)	154
		560
	Real Estate Investment Trusts (REITs) — 0.6%
	iStar Financial, Inc.,
650	FRN, 5.70%, 09/15/09	622
425	FRN, 5.91%, 03/16/09	412
		1,034
	Specialty Retail — 0.2%
350	Home Depot, Inc. FRN, 5.48%, 12/16/09	346
	Thrifts & Mortgage Finance — 4.2%
2,900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e)	2,899
	Countrywide Financial Corp.,
1,210	FRN, 5.58%, 03/24/09	1,108
950	FRN, 5.63%, 12/19/08	884
1,000	Residential Capital LLC, FRN, 7.46%, 04/17/09	800
300	Sovereign Bancorp, Inc., FRN, 5.64%, 03/01/09	299
950	Washington Mutual Bank, FRN, 5.45%, 11/06/09	928
1,150	Washington Mutual, Inc., FRN, 5.64%, 08/24/09	1,123
		8,041
	Wireless Telecommunication Services — 0.2%
400	America Movil S.A.B. de CV (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	400
	Total Corporate Bonds (Cost $55,569)	54,238
	Foreign Government Securities — 0.3%
500	United Mexican States (Mexico), FRN, 6.06%, 01/13/09 (Cost $502)	502

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   51

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — 13.6%
	Federal National Mortgage Association Pool,
5,400	6.00%, 09/25/22	5,457
9,100	6.50%, 09/25/37 – 10/25/37	9,236
10,813	7.00%, 09/25/36 – 10/25/37	11,113
	Total Mortgage Pass-Through Securities (Cost $25,734)	25,806
	Total Long-Term Investments (Cost $159,137)	155,692
Short-Term Investments — 31.4%
	Commercial Paper — 15.5%
5,500	Atlantic Asset Corp., 5.75%, 09/04/07 (m)	5,496
5,500	Atlantis One Funding Corp., 5.70%, 09/04/07 (m)	5,497
5,500	Clipper Receivables Corp., 5.75%, 09/04/07 (m)	5,496
5,500	Ebbets Funding LLC, 6.51%, 09/04/07 (m)	5,496
5,500	Galleon Capital LLC, 5.75%, 09/04/07 (m)	5,496
2,000	Gotham Funding Corp., 6.13%, 09/21/07 (m)	1,994
	Total Commercial Paper (Cost $29,480)	29,475

SHARES
Investment Company — 15.7%
29,692	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $29,692)	29,692

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.2%
340	U.S. Treasury Bill, 4.59%, 11/01/07 (k) (n)	338
60	U.S. Treasury Note, 3.00%, 11/15/07 (k)	60
	Total U.S. Treasury Obligations (Cost $398)	398
	Total Short-Term Investments (Cost $59,570)	59,565
	Total Investments — 113.5% (Cost $218,707)	215,257
	Liabilities in Excess of Other Assets — (13.5)%	(25,636)
	NET ASSETS — 100.0%	$189,621

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
85	2 Year U.S. Treasury Notes	December, 2007	$17,523	$(16)
17	5 Year U.S. Treasury Notes	December, 2007	1,814	(1)
5	10 Year U.S. Treasury Notes	December, 2007	545	1
	Short Futures Outstanding
(2)	Eurodollar	September, 2007	(473)	1
(9)	2 Year U.S. Treasury Notes	December, 2007	(1,855)	— (h)
(83)	5 Year U.S. Treasury Notes	December, 2007	(8,856)	(34)
(12)	Eurodollar	December, 2007	(2,852)	1
(12)	Eurodollar	March, 2008	(2,861)	(1)
				$(49)

Interest Rate Swaps

	Rate Type (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	Value
Merrill Lynch Capital Services	5.12% quarterly	3 month LIBOR quarterly	02/23/12	$1,330	$(9)

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Aiful Corp., 4.45%, 02/16/10	Morgan Stanley Capital Services	Buy	52.5 BPS quarterly	12/20/11	$1,400	$17
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	2,400	(24)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	1,800	(16)
CDX.NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	3,500	47
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	4,800	(1)
Goldman Sachs Group, Inc., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	3,350	(1)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	1,300	2
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	700	(1)
ITRAXX Series 7 Main	Deutsche Bank AG, New York (2)	Sell	30 BPS quarterly	06/20/12	EUR 4,760	(39)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	$1,000	(1)
Merrill Lynch & Co., 6.00%, 02/17/09	Bear Stearns Credit Products	Sell	10 BPS quarterly	03/20/08	3,900	(7)
Montpelier Re Holdings, Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	1,800	1
Morgan Stanley, 6.60%, 04/01/12	Royal Bank of Scotland	Sell	20 BPS quarterly	09/20/08	1,500	(5)
Mors Mittal Steel Co. N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,000	— (h)
Proctor & Gamble Co., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	3,600	1
Wells Fargo & Co., 5.56%, 10/28/15	Royal Bank of Scotland	Sell	2.5 BPS semi-annually	12/20/07	6,000	(5)
						$(32)

(1)	Premiums paid of $97

(2)	Premiums paid of $92

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	$98.51	09/06/07	$6,200	$(84)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

Total Return Swaps

SWAP COUNTERPARTY	Referenced Obligation	Payments made by the Fund (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	Notional Amount	Value
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	2,000	(12)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock with Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	$1,600	$(12)
						$(24)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   53

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 111.4%
	Asset-Backed Securities — 2.9%
976	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 5.77%, 11/25/35 (m)	961
933	Residential Asset Securities Corp, Series 2005-KS10, Class 1A2, FRN, 5.76%, 11/25/35 (m)	914
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 6.06%, 12/25/35 (m)	196
	Total Asset-Backed Securities (Cost $2,159)	2,071
	Collateralized Mortgage Obligations — 4.4%
	Non-Agency CMO — 4.4%
	Adjustable Rate Mortgage Trust,
269	Series 2005-12, Class 5A1, FRN, 5.76%, 03/25/36 (m)	267
609	Series 2006-3, Class 4A11, FRN, 5.69%, 08/25/36 (m)	602
442	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.83%, 10/19/45 (m)	434
	Harborview Mortgage Loan Trust,
387	Series 2005-8, Class 1A2A, FRN, 5.87%, 09/19/35 (m)	380
448	Series 2005-11, Class 2A1A, FRN, 5.85%, 08/19/45 (m)	439
183	Series 2006-8, Class 2A1A, FRN, 5.70%, 08/21/36 (m)	179
436	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 5.82%, 10/25/36 (m)	428
413	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, FRN, 5.70%, 04/25/46 (m)	402
	Total Collateralized Mortgage Obligations (Cost $3,188)	3,131
	Corporate Bonds — 2.2%
	Capital Markets — 1.1%
BRL 500	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	243
$500	Merrill Lynch & Co., Inc., FRN, 5.45%, 10/27/08 (m)	499
		742
	Commercial Banks — 0.3%
200	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 6.11%, 09/21/07 (m)	200
	Diversified Financial Services — 0.5%
	Citigroup Funding, Inc.,
105	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes, Zero Coupon, 05/12/08) (Dominican Republic) (e) (m)	103
50	Zero Coupon, 05/12/08 (linked to Dominican Republic Notes, Zero Coupon, 05/12/08) (Dominican Republic) (e) (m)	49
170	VAR, 0.00%, 06/20/12 (linked to Ghana Treasury Bonds, 0.00%, 06/20/12) (Ghana) (e) (m)	170
		322
	Diversified Telecommunication Services — 0.3%
250	AT&T, Inc., FRN, 5.79%, 11/14/08 (m)	251
	Total Corporate Bonds (Cost $1,526)	1,515
	Foreign Government Securities — 1.2%
EGP 1,075	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt)	180
PEN 600	Peruvian Government International Bond (Peru), 6.90%, 08/12/37 (e) (m)	188
ARS 1,600	Republic of Argentina (Argentina), VAR, 0.00%, 03/25/10	481
	Total Foreign Government Securities (Cost $977)	849
	Mortgage Pass-Through Securities — 17.4%
	Federal National Mortgage Association Various Pools,
$5,050	TBA, 5.50%, 09/25/37 – 10/25/37	4,931
3,950	TBA, 6.00%, 09/25/37	3,945
3,385	TBA, 6.50%, 09/25/37 – 10/25/37	3,436
	Total Mortgage Pass-Through Securities (Cost $12,119)	12,312
	U.S. Treasury Obligations — 83.3%
	U.S. Treasury Inflation Indexed Bonds,
2,216	2.38%, 01/15/25 (m)	2,202
919	2.38%, 01/15/27 (m)	916
589	3.88%, 04/15/29 (m)	735
	U.S. Treasury Inflation Indexed Notes,
4,718	0.88%, 04/15/10 (m)	4,510
4,103	1.63%, 01/15/15 (m)	3,886
8,547	1.88%, 07/15/13 (m)	8,336
5,934	1.88%, 07/15/15 (m)	5,721
2,977	2.00%, 01/15/14 (m)	2,906
5,060	2.00%, 07/15/14 (m)	4,944
3,401	2.00%, 01/15/16	3,298

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
4,723	2.38%, 04/15/11	4,712
480	2.50%, 07/15/16	485
302	2.64%, 07/15/17	309
7,254	3.00%, 07/15/12 (k) (m)	7,487
2,382	3.50%, 01/15/11 (m)	2,466
3,900	3.88%, 01/15/09 (m)	3,954
1,839	4.25%, 01/15/10 (m)	1,910
	Total U.S. Treasury Obligations (Cost $59,337)	58,777
	Total Long-Term Investments (Cost $79,306)	78,655
NUMBER OF CONTRACTS
Options Purchased — 1.3%
	Call Options Purchased — 0.4%
17	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.50, American Style	4
2	90 Day Eurodollar Futures, Expiring 09/17/07 @ $94.75, American Style	—	(h)
24	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.00, American Style	1
27	90 Day Eurodollar Futures, Expiring 09/17/07 @ $95.75, American Style	—	(h)
6	90 Day Eurodollar Futures, Expiring 12/17/07 @ $95.00, American Style	4
60	90 Day Sterling Futures, Expiring 09/19/07 @ $94.38, American Style	—
8	90 Day Sterling Futures, Expiring 09/19/07 @ $94.50, American Style	—
6,574	NZD Call/MXN Put Futures, Expiring 12/28/07 @ 1 NZD to 6 MXN, One Touch, European Style	—	(h)
39,119	USD Call/JPY Put Futures, Expiring 10/04/07 @ 1 USD to 117 JPY, Vanilla, European Style	—	(h)

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
46,874	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	131
12,685	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	163
	Total Call Options Purchased	303
	Receiver/Payer Straddles on Interest Rate Swaps — 0.7%
2,110	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	124
13,495	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	88
1,155	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	71
925	Expiring 01/25/27. If exercised the Fund pays/receives 5.47% and receives/pays floating 3 month LIBOR expiring 01/27/37, European Style	57
2,193	Expiring 03/22/27. If exercised the Fund pays/receives 5.38% and receives/pays floating 3 month LIBOR expiring 03/24/37, European Style	136
	Total Receiver/Payer Straddles on Interest Rate Swaps	476
NUMBER OF CONTRACTS
	Put Options Purchased — 0.2%
16	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
174	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	17
46,000	CAD Put/JPY Call, Expiring 12/19/07 @ 1 CAD to 111.5 JPY, Vanilla, European Style	2
10,000	EUR Put/PLN Call Futures, Expiring 09/07/07 @ 1 EUR to 4.25 PLN, Vanilla, European Style	—
60,000	GBP Put/USD Call, Expiring 12/27/07 @ 1 GBP to 11.5 USD, Vanilla, European Style	1
95,904	NZD Put/JPY Call, Expiring 01/23/08 @ 1 NZD to 75 JPY, Vanilla, European Style	2
36,671	NZD Put/MXN Call, Expiring 01/03/08 @ 1 NZD to 6.9 MXN, Vanilla, European Style	—	(h)
39,119	USD Put/JPY Call, Expiring 10/04/07 @ 1 USD to 108 JPY, Vanilla, European Style	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   55

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Options Purchased — Continued
130,657	USD Put/JPY Call, Expiring 12/28/07 @ 1 USD to 110 JPY, KnockIn 122 JPY, European Style	2
	Put Options Purchased on Interest Rate Swaps:
35,081	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	97
	Total Put Options Purchased	121
	Total Options Purchased (Cost $1,082)	900

Short-Term Investments — 2.7%
SHARES
Investment Company — 2.5%
1,734	JPMorgan Prime Money Market Fund, Institutional Class (b)(m) (Cost $1,734)	1,734

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.2%
140	U.S. Treasury Bill, 4.85%, 01/17/08 (k) (m) (n) (Cost $137)	137
	Total Short-Term Investments (Cost $1,871)	1,871
	Total Investments — 115.4% (Cost $82,259)	81,426
	Liabilities in Excess of Other Assets — (15.4)%	(10,856)
	NET ASSETS — 100.0%	$70,570

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	3 Year Australia Bonds	September, 2007	$384	$(1)
5	10 Year Japan Bonds	September, 2007	5,845	114
45	Euro-Schatz	September, 2007	6,336	(1)
6	2 Year U.S. Treasury Notes	December, 2007	1,237	(1)
12	5 Year U.S. Treasury Notes	December, 2007	1,281	(2)
24	10 Year U.S. Treasury Notes	December, 2007	2,617	— (h)
7	U.K. Treasury Gilt	December, 2007	1,511	2
9	U.S. Treasury Bonds	December, 2007	1,004	3
1	Eurodollar	December, 2009	238	— (h)
	Short Futures Outstanding
(2)	10 Year Australia Bonds	September, 2007	(154)	— (h)
(3)	10 Year Swap Future	September, 2007	(318)	(3)
(13)	Euro-Bobl	September, 2007	(1,913)	12
(15)	Euro-Bund	September, 2007	(2,325)	5
(26)	3 Month Euroyen TFX	December, 2007	(5,565)	(3)
(16)	2 Year U.S. Treasury Notes	December, 2007	(3,299)	5
(69)	5 Year U.S. Treasury Notes	December, 2007	(7,363)	(27)
(26)	10 Year U.S. Treasury Notes	December, 2007	(2,835)	(2)
(3)	90 Day UK Liffe	June, 2008	(711)	— (h)
(3)	90 Day UK Liffe	September, 2008	(711)	— (h)
(2)	90 Day Sterling LIBOR	December, 2008	(474)	— (h)
(3)	Eurodollar	December, 2008	(716)	(3)
(3)	90 Day Sterling LIBOR	March, 2009	(712)	(1)
(1)	90 Day Sterling LIBOR	June, 2009	(237)	— (h)
				$97

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
423,595	AUD	11/16/07	$354		$346		$(8)
2,140	AUD for
2,462	NZD	09/20/07	2	#	2	#	—	(h)
304,869	CAD	11/16/07	288		289		1
28,724	CAD for
32,011	AUD	11/16/07	26	#	27	#	1
14,337	CAD for
6,801	GBP	11/16/07	14	#	14	#	—	(h)
626,760	CHF	11/16/07	526		522		(4)
277,345	CHF for
171,651	EUR	11/16/07	234	#	231	#	(3)
8,097	CHF for
3,367	GBP	11/16/07	7	#	7	#	—	(h)
185,639	EUR	09/20/07	252		253		1
279,900	EUR	11/16/07	379		382		3
88,556	EUR for
126,582	CAD	11/16/07	120	#	121	#	1
69,218	EUR for
46,772	GBP	09/20/07	94	#	94	#	—	(h)
5,025	EUR for
3,427	GBP	11/16/07	7	#	7	#	—	(h)
10,118	EUR for
81,036	NOK	11/16/07	14	#	14	#	—	(h)
84,093	EUR for
161,625	NZD	11/16/07	113	#	115	#	2
69,113	GBP	09/20/07	140		139		(1)
748,730	GBP	11/16/07	1,502		1,507		5
116,915	GBP for
171,591	EUR	11/16/07	234	#	235	#	1
5,322	GBP for
1,203,917	JPY	09/20/07	10	#	11	#	1
10,170,327	JPY	09/20/07	87		88		1
100,664,308	JPY	11/16/07	878		878		—	(h)
9,348,952	JPY for
41,277	GBP	11/16/07	83	#	82	#	(1)
162,082	NOK for
20,236	EUR	11/16/07	28	#	28	#	—	(h)
481,283	NOK for
563,280	SEK	11/16/07	82	#	83	#	1
5,032,850	NOK	11/16/07	862		864		2
302,848	NZD	11/16/07	$221		$211		$(10)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   57

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
297,908	NZD for
149,112	EUR	11/16/07	204	#	208	#	4
3,378,108	SEK	11/16/07	497		492		(5)
251,404	ZAR	09/20/07	35		35		—	(h)
39,469	ZAR for
4042	EUR	09/20/07	6	#	6	#	—	(h)
			$7,299		$7,291		$(8)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,522	AUD	09/20/07	$32	$32	$— (h)
93,502	AUD	11/16/07	74	76	(2)
17,207	CAD	09/20/07	16	16	— (h)
530,097	CAD	11/16/07	502	503	(1)
40,000	CHF	09/20/07	32	33	(1)
1,205,950	CHF	11/16/07	1,011	1,004	7
274,962	EUR	09/20/07	370	375	(5)
721,875	EUR	11/16/07	987	986	1
77,125	GBP	09/20/07	157	156	1
362,092	GBP	11/16/07	725	729	(4)
27,859,980	JPY	09/20/07	239	241	(2)
1,251,442	JPY	11/16/07	1,077	1,092	(15)
80,806	NOK	11/16/07	14	14	— (h)
783,513	NZD	11/16/07	566	547	19
13,789	SEK	09/20/07	2	2	— (h)
1,506,235	SEK	11/16/07	222	219	3
79,237	ZAR	09/20/07	12	11	1
			$6,038	$6,036	$2

#For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 08/31/07 of the currency being sold and the value at 08/31/07 is the U.S. Dollar market value of the currency being purchased.

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(240)	FNMA, TBA, 5.00%, 09/25/37	$(228)
(450)	FNMA, TBA, 5.00%, 10/25/37	(428)
(3,650)	FNMA, TBA, 6.00%, 10/25/37	(3,644)
	(Proceeds received $4,305)	$(4,300)

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$111.00	10/26/07	33	$(13)
10 Year U.S. Treasury Note Futures, European Style	111.00	11/20/07	71	(39)
10 Year U.S. Treasury Note Futures, European Style	112.00	11/20/07	50	—
30 Day Federal Funds Futures, American Style	95.00	09/28/07	7	(2)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	6	— (h)
90 Day Eurodollar Futures, American Style	95.50	09/17/07	24	— (h)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	54	— (h)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	6	(2)
90 Day Sterling Futures, American Style	94.63	09/19/07	16	—
(Premiums received of $79)				$(56)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$46,874	$(92)
(Premiums received of $80)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, European Style	$106.00	11/20/07	39	$ (9)
90 Day Eurodollar Futures, American Style	94.50	09/17/07	17	(4)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	4	(3)
90 Day Sterling Futures, American Style	94.00	12/19/07	18	(17)
CAD Put/JPY Call, Vanilla, European Style	106.00	12/19/07	46,000	(1)
EUR Put/PLN Call, Vanilla, European Style	4.60	09/07/07	10,000	—
GBP Put/USD Call, Vanilla, European Style	11.00	12/27/07	60,000	—
NZD Put/JPY Call, Vanilla, European Style	70.00	01/23/08	95,904	(1)
(Premiums received of $40)				$ (35)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$12,685	$(245)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	35,081	(78)
(Premiums received of $311)					$(323)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   59

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Receiver/Payer Straddle on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$11,571	$(106)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	558	(50)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	947	(145)
(Premiums received of $342)					$(301)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$1,230	$(31)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	6,796	(213)
Barclays Bank plc	6 month GBP LIBOR semi-annually	6.06% semi-annually	05/30/09	GBP 1,100	(1)
Barclays Bank plc	4.7% semi-annually	3 month LIBOR quarterly	03/03/10	$17,190	9
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	18,750	11
Barclays Bank plc	5.62% semi-annually	6 month GBP LIBOR semi-annually	05/30/17	GBP 270	— (h)
Barclays Bank plc	3.29% termination date + 2	Inflation-linked termination + 2	06/22/17	GBP 160	— (h)
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	$664	(14)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	447	5
Barclays Bank plc	5.72% quarterly	3 month LIBOR quarterly	10/06/18	811	(24)
Barclays Bank plc	5.87% quarterly	3 month LIBOR quarterly	10/06/18	5,063	(205)
Barclays Bank plc	Inflation-linked termination + 2	3.43% termination date + 2	06/22/27	GBP 90	1
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	167	2
BNP Paribas	3 month JIBAR quarterly	8.24% quarterly	02/21/12	ZAR 1,750	(15)
BNP Paribas	4.18% annually	6 month EURIBOR semi-annually	02/23/12	EUR 170	(2)
BNP Paribas	3 month JIBAR quarterly	8.40% quarterly	02/28/12	ZAR 2,070	(16)
BNP Paribas	4.10% annually	6 month EURIBOR semi-annually	03/02/12	EUR 200	5
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.05% semi-annually	03/10/09	JPY 243,000	1
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.30% semi-annually	03/20/12	JPY 100,000	2
Citibank, N.A.	6 month JPY LIBOR semi-annually	1.86% semi-annually	05/29/17	JPY 88,840	11
Credit Suisse International	6 month GBP LIBOR semi-annually	5.66% semi-annually	02/21/09	GBP 1,430	(24)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	$600	12
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	413	1
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	85	1
Deutsche Bank AG, New York	0.96% semi-annually	6 month JPY LIBOR semi-annually	12/08/08	JPY 303,000	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	$1,095	8
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.79% semi-annually	12/08/16	JPY 65,000	3
Deutsche Bank AG, New York	1.80% semi-annually	6 month JPY LIBOR semi-annually	12/12/16	JPY 81,000	(4)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	$254	5
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	620	(9)
Deutsche Bank AG, New York	Inflation-linked annually	3.14% annually	08/11/21	AUD 450	(9)
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.25% semi-annually	12/12/26	JPY 46,000	— (h)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	$108	1
Goldman Sachs Capital Management	1.88% semi-annually	6 month JPY LIBOR semi-annually	09/20/14	JPY 123,000	(25)
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	$859	(20)
Goldman Sachs Capital Management	1.82% semi-annually	6 month JPY LIBOR semi-annually	08/28/17	JPY 43,000	(2)
HSBC Bank plc	10.02% quarterly	3 month JIBAR quarterly	07/25/09	ZAR 3,900	2

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
HSBC Bank plc	6 month BUBOR semi-annually	7.14% annually	07/31/09	HUF 379,000	$(4)
HSBC Bank plc	10.23% quarterly	3 month JIBAR quarterly	08/03/09	ZAR 3,900	— (h)
HSBC Bank plc	4.77% annually	6 month EURIBOR semi-annually	07/27/17	EUR 190	(3)
HSBC Bank plc	6 month WIBOR semi-annually	5.60% annually	07/27/17	PLN 730	(2)
Merrill Lynch Capital Services	6 month CAD-BA-CDOR semi-annually	4.72% semi-annually	08/21/12	CAD 820	(5)
Merrill Lynch Capital Services	4.95% semi-annually	6 month CAD-BA-CDOR semi-annually	08/21/17	CAD 460	— (h)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.62% annually	01/29/09	PLN 5,090	21
Morgan Stanley Capital Services	6 month WIBOR semi-annually	4.88% annually	04/06/09	PLN 18,595	(52)
Morgan Stanley Capital Services	6 month LIBOR semi-annually	6.25% semi-annually	06/13/09	GBP 1,850	13
Morgan Stanley Capital Services	3 month GBP LIBOR quarterly	5.93% annually	06/17/09	GBP 1,500	(4)
Morgan Stanley Capital Services	3 month USD-LIBOR-BBA v.s 3 month AUD-BBR quarterly	0.99% quarterly	01/25/11	AUD 6,760	(1)
Morgan Stanley Capital Services	5.03% annually	6 month WIBOR semi-annually	01/29/17	PLN 1,230	11
Morgan Stanley Capital Services	5.15% annually	6 month WIBOR semi-annually	04/06/17	PLN 4,511	63
Morgan Stanley Capital Services	5.90% semi-annually	6 month LIBOR semi-annually	06/13/17	GBP 420	(19)
Morgan Stanley Capital Services	4.92% annually	6 month LIBOR semi-annually	06/26/17	EUR 190	(7)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.68% annually	06/26/17	PLN 770	— (h)
Union Bank of Switzerland AG	5.24% semi-annually	3 month LIBOR quarterly	05/23/09	USD 890	(16)
Union Bank of Switzerland AG	1.21% semi-annually	6 month JPY LIBOR semi-annually	06/25/09	JPY 315,000	(11)
Union Bank of Switzerland AG	1.83% semi-annually	6 month JPY LIBOR semi-annually	09/20/14	JPY 124,000	(18)
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	1.81% semi-annually	05/23/17	JPY 21,500	1
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	$210	— (h)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	1,015	(25)
Union Bank of Switzerland AG	6 month JPY LIBOR semi-annually	2.13% semi-annually	06/25/17	JPY 68,500	20
					$(571)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (R)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank plc	Sell	190 BPS quarterly	09/14/07	$190	$— (h)
CDX.EM.7	Goldman Sachs International (1)	Buy	125 BPS quarterly	06/20/12	20	1
CDX.NA.IG.8	Goldman Sachs International (2)	Buy	35 BPS quarterly	06/20/12	2,000	27
Gazprom, 8.63%, 04/28/34	Barclays Bank plc	Sell	156 BPS semi-annually	10/20/10	1,000	21
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	430	6
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	341 BPS semi-annually	07/20/17	100	9
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns	Buy	397 BPS semi-annually	08/20/17	30	2
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	176 BPS semi-annually	02/20/11	300	4
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11	980	15
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	160	(1)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	70	(1)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	50	(1)
Kazkommertsbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS quarterly	03/20/12	70	(4)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(4)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	140	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   61

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	$310	$(18)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	3
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS quarterly	03/20/12	160	(9)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	220	(18)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	70	(6)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	100	(6)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	70	(4)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	342 BPS semi-annually	07/20/12	40	(2)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns	Sell	361 BPS semi-annually	07/20/12	50	(3)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	110	(7)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	130	(7)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	120	(8)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	110	(7)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	10	— (h)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	30	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	440	(6)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	300	— (h)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	100	2
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	280	19
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	150	(14)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	340	(31)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	300	(28)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	290	(28)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Buy	258 BPS semi-annually	07/20/12	40	3
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	150	12
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	110	9
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	30	2
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	110	9
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	70	6
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	70	(3)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	170	(11)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	40	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	250	(10)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	30	— (h)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	341 BPS semi-annually	07/20/17	100	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns	Sell	407 BPS semi-annually	08/20/17	30	(3)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	440	(28)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	300	(22)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	100	(9)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	140	2
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	140	2
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns	Buy	103 BPS semi-annually	12/20/11	140	(1)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	(3)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	280	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	$295	$(2)
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	150	2
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	340	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	300	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	290	4
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	170	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	310	4
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	40	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	300	4
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	150	2
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	390	9
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	400	4
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	20	(1)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	50	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	170	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	320	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	310	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	130	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	30	— (h)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	260	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	120	(1)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	790	15
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	790	(14)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	430	(8)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	400	(6)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	20	1
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	500	10
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	130	(2)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	130	— (h)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	310	(10)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	310	(27)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	40	(3)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	300	(26)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	150	(13)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	390	(28)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	70	6
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Buy	266 BPS semi-annually	07/20/12	50	3
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns	Sell	250.4 BPS semi-annually	07/20/12	135	(9)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	10	1
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	30	(2)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	130	8
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	100	6
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	135	(9)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	340 BPS semi-annually	08/20/12	60	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	30	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   63

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	$70	$(4)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	610	(3)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	610	2
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	77 BPS semi-annually	10/20/10	1,000	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	53 BPS semi-annually	02/20/11	300	1
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	960	(4)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	980	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	160	2
Russian Federation, 7.50%, 03/31/30	Bear Stearns	Sell	45.5 BPS semi-annually	12/20/11	280	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	(6)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	560	(6)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	590	(7)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	70	1
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	50	1
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	570	1
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	960	(4)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS quarterly	03/20/08	320	— (h)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	140	(3)
						$(291)

(1)	Premiums paid of $1

(2)	Premiums paid of $28

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	$100.83	09/06/07	$1,230	$20
Credit Suisse International (b)	U.S. Treasury TIPS, 2.00%, 01/15/26	94.16	09/27/07	6,900	(20)
Credit Suisse International (b)	U.S. Treasury TIPS, 3.88%, 04/15/29	125.14	09/27/07	5,405	(17)
Union Bank of Switzerland AG (b)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	1,225	3
					$(14)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$100	$2
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	Total Return on OGK/Rushydro’s 12/13/13	3 Month LIBOR + 20 BPS	12/25/10	570	21
						$23

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 104.6%
	Asset-Backed Securities — 15.8%
1,424	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	1,420
	AmeriCredit Automobile Receivables Trust,
2,502	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,475
3,360	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	3,349
4,158	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.81%, 07/25/36 (m)	3,397
3,500	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.84%, 11/15/11 (m)	3,427
	Capital One Auto Finance Trust,
549	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	548
5,500	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	5,498
12,000	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	11,953
13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,676
6,600	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,543
	CARSS Finance LP (Cayman Islands),
69	Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	69
77	Series 2004-A, Class B2, FRN, 6.56%, 01/15/11 (e) (m)	77
5,600	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	5,489
	Citigroup Mortgage Loan Trust, Inc.,
5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,537
10,250	Series 2006-WFH2, Class A2A, FRN, 5.66%, 08/25/36 (m)	10,002
945	Series 2007-WFH2, Class M7, FRN, 7.16%, 03/25/37 (m)	668
2,837	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	2,820
	Countrywide Asset-Backed Certificates,
3,942	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,859
3,750	Series 2006-3, Class 2A2, FRN, 5.69%, 06/25/36 (m)	3,635
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	8,919
	First Franklin Mortgage Loan Asset Backed Certificates,
5,450	Series 2006-FF4, Class A2, FRN, 5.70%, 03/25/36 (m)	5,257
6,000	Series 2006-FF11, Class 2A3, FRN, 5.66%, 08/25/36 (m)	5,574
12,000	Ford Credit Auto Owner Trust, Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	11,962
12,000	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.66%, 08/25/36 (m)	11,597
9,885	GS Auto Loan Trust, Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	9,875
9,000	GSAA Trust, Series 2006-11, Class 2A2, FRN, 5.67%, 07/25/36 (m)	8,933
7,000	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	6,757
2,100	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	2,028
9,500	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.42%, 07/15/21 (e) (m)	9,381
6,550	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.69%, 07/25/36 (m)	6,327
	Household Automotive Trust,
792	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	786
9,000	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	9,016
7,000	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	6,992
	HSI Asset Securitization Corp. Trust,
8,300	Series 2006-OPT1, Class 2A3, FRN, 5.70%, 12/25/35 (m)	7,916
8,650	Series 2006-OPT2, Class 2A3, FRN, 5.70%, 01/25/36 (m)	8,069
7,100	Hyundai Auto Receivables Trust, Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,073
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 6.08%, 07/25/34 (m)	3,744
8,850	Series 2006-2, Class 2A3, FRN, 5.70%, 03/25/36 (m)	8,620
2,400	Series 2006-5, Class M1, FRN, 5.79%, 06/25/36 (m)	1,893
2,000	Series 2006-5, Class M2, FRN, 5.81%, 06/25/36 (m)	1,493
4,500	Series 2006-8, Class 2A3, FRN, 5.67%, 09/25/36 (m)	4,210
2,551	Series 2006-8, Class M2, FRN, 5.82%, 09/25/36 (m)	1,914
1,500	Series 2006-9, Class M2, FRN, 5.82%, 10/25/36 (m)	1,100
7,250	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.69%, 01/25/36 (m)	6,906

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   65

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
4,300	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.71%, 01/25/37 (m)	4,209
1,750	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.81%, 09/25/36 (m)	1,385
2,097	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	2,076
6,200	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.71%, 02/25/36	6,014
8,000	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.70%, 03/25/36	7,692
6,150	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.69%, 12/25/35	6,037
6,000	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.80%, 07/25/36	4,931
	Triad Auto Receivables Owner Trust,
1,394	Series 2003-B, Class A4, 3.20%, 12/13/10	1,374
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11	7,984
10,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.01%, 06/15/11	9,958
6,500	Volkswagen Auto Lease Trust, Series 2006-4, Class A3, 5.50%, 09/21/09	6,503
11,500	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,434
5,000	Wells Fargo Home Equity Trust, Series 2006-2, Class M1, FRN, 5.78%, 07/25/36	4,252
1,269	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	1,264
	Total Asset-Backed Securities (Cost $326,843)	315,897
	Collateralized Mortgage Obligations — 8.8%
	Agency CMO — 4.4%
	Federal Home Loan Mortgage Corp. REMICS,
7,923	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	377
5,737	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	88
4,257	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	386
3,650	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	93
1,069	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	36
20,897	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	1,300
8,563	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	575
9,785	Series 2814, Class S, IF, IO, 1.49%, 10/15/30 (m)	385
11,808	Series 2850, Class SM, IF, IO, 1.54%, 12/15/30 (m)	489
7,781	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	575
7,511	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	460
8,870	Series 2980, Class LI, IO, 5.50%, 04/15/25 (m)	622
11,868	Series 3019, Class FN, FRN, 5.91%, 08/15/35 (m)	11,734
16,660	Series 3126, Class BS, IF, IO, 1.59%, 02/15/36 (m)	1,372
	Federal Home Loan Mortgage Corp. STRIPS,
44,509	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	4,266
41,345	Series 240, Class S22, IF, IO, 1.54%, 07/01/36 (m)	3,737
38,419	Federal National Mortgage Association STRIPS, Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	10,183
	Federal National Mortgage Association REMICS,
2,126	Series 2003-3, Class HS, IF, IO, 2.15%, 09/25/16 (m)	91
10,772	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	452
3,812	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	249
9,624	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	9,817
3,538	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	3,610
17,359	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	17,703
9,945	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	10,143
6,034	Series 2006-63, Class SC, IF, 6.27%, 07/25/36 (m)	6,149
36,997	Series 2007-55, Class S, IF, IO, 1.26%, 06/25/37 (m)	1,934
	Government National Mortgage Association,
18,860	Series 2003-85, Class CS, IF, IO, 1.66%, 02/20/24 (m)	488
260	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	7
7,553	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	283
56	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		87,604

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — 4.4%
3,012	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,993
4,406	Banc of America Funding Corp. , Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,349
1,749	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,737
14,011	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	13,654
7,669	Countrywide Home Loan Mortgage Pass Through Trust , Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,542
4,159	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,091
3,966	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	3,948
	Residential Accredit Loans, Inc.,
3,928	Series 2005-QS17, Class A10, 6.00%, 12/25/35	3,929
7,852	Series 2006-QS10, Class A1, 6.00%, 08/25/36	7,869
12,290	Series 2006-QS16, Class A7, 6.00%, 11/25/36	12,265
3,200	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36	3,198
5,765	Residential Funding Mortgage Securities I , Series 2005-S7, Class A5, 5.50%, 11/25/35	5,675
4,057	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	4,031
7,254	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36	7,231
	Wells Fargo Mortgage Backed Securities Trust,
2,880	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,845
1,510	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34	1,491
2,602	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	2,602
		89,450
	Total Collateralized Mortgage Obligations (Cost $175,282)	177,054
	Commercial Mortgage-Backed Securities — 10.8%
2,035	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,991
3,950	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2, 5.21%, 02/11/44 (m)	3,894
14,138	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	14,069
2,250	Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2A, 5.24%, 12/11/49 (m)	2,227
	Credit Suisse Mortgage Capital Certificates,
9,650	Series 2006-C1, Class A2, VAR, 5.51%, 02/15/39 (m)	9,670
15,000	Series 2007-C4, Class A2, VAR, 1.00%, 09/15/39	15,157
	CS First Boston Mortgage Securities Corp.,
7,650	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	7,873
11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,749
4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	4,906
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,080
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	4,352
4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42 (m)	4,009
8,100	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	8,048
11,850	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	11,690
	LB-UBS Commercial Mortgage Trust ,
5,000	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,936
11,000	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	10,804
2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	2,232
11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	11,484
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	1,785
10,600	Series 2006-C6, Class A2, 5.26%, 09/15/39 (m)	10,533
13,000	Series 2007-C1, Class A2, 5.32%, 02/15/40 (m)	12,902
	Merrill Lynch Mortgage Trust,
2,550	Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37 (m)	2,544
10,000	Series 2006-C1, Class A2, VAR, 5.80%, 05/12/39 (m)	10,075
	Morgan Stanley Capital I,
8,613	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	8,629
6,400	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	6,341
5,000	Series 2006-T23, Class A2, VAR, 5.91%, 08/12/41 (m)	5,062
11,150	Series 2007-IQ14, Class A2, 5.61%, 04/15/49 (m)	11,156

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   67

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
	Wachovia Bank Commercial Mortgage Trust,
9,200	Series 2005-C17, Class A2, 4.78%, 03/15/42	9,078
2,800	Series 2007-C30, Class A3, 5.25%, 12/15/43	2,762
	Total Commercial Mortgage-Backed Securities (Cost $217,936)	216,038
	Corporate Bonds — 32.9%
	Automobiles — 0.2%
3,000	DaimlerChrysler NA Holding Corp., 5.75%, 05/18/09 (m)	3,020
	Beverages — 0.3%
5,400	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	5,326
	Capital Markets — 4.2%
	Bear Stearns Cos., Inc. (The),
5,700	4.55%, 06/23/10 (m)	5,484
7,500	5.85%, 07/19/10 (m)	7,450
	Goldman Sachs Group, Inc. (The),
3,050	5.30%, 02/14/12 (m)	3,009
3,000	FRN, 5.44%, 12/23/09 (m)	2,981
8,900	FRN, 5.45%, 12/22/08 (m)	8,875
3,300	FRN, 5.45%, 06/23/09 (m)	3,271
2,500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	2,296
	Lehman Brothers Holdings, Inc.,
4,000	7.88%, 08/15/10 (m)	4,232
18,000	FRN, 5.63%, 11/16/09 (m)	17,401
16,200	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	16,209
10,000	Merrill Lynch & Co., Inc., FRN, 5.67%, 08/14/09 (m)	9,971
2,270	Morgan Stanley, FRN, 5.47%, 02/09/09 (m)	2,254
		83,433
	Chemicals — 0.4%
4,000	Huntsman LLC, 11.50%, 07/15/12 (m)	4,350
3,860	Nalco Co., 7.75%, 11/15/11 (m)	3,928
		8,278
	Commercial Banks — 6.7%
4,300	Artesia Bank S.C. (Belgium), 7.25% to 09/17/07; thereafter variable, 09/29/49 (e) (m)	4,303
6,900	BAC Capital Trust XIV, 5.63% to 03/15/12; thereafter variable, 12/31/49 (m)	6,417
3,350	Citibank Korea, Inc. (South Korea), VAR, 4.68%, 06/18/13	3,325
11,900	Commonwealth Bank of Australia (Australia), 8.50%, 06/01/10 (m)	13,017
8,100	DBS Bank Ltd. (Singapore), VAR, 5.13%, 05/16/17 (e) (m)	7,890
5,100	DBS Capital Funding Corp. (Cayman Islands), 7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	5,498
2,050	Deutsche Bank Capital Funding Trust I, 7.87% to 06/30/09; thereafter variable, 12/29/49 (e) (m)	2,149
2,800	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	2,929
1,700	Hana Bank (South Korea), 4.13%, 03/11/09	1,676
11,800	HSBC Capital Funding LP, 9.55% to 06/30/10; thereafter variable, 12/29/49 (e) (m)	13,068
7,000	ICICI Bank Ltd. (Singapore), 5.75%, 11/16/10 (e) (m)	7,005
2,000	KBC Bank Funding Trust III, 9.86% to 11/02/09; thereafter variable, 11/29/49 (e) (m)	2,191
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e) (m)	2,835
2,700	FRN, 6.21%, 08/25/09 (e) (m)	2,714
9,000	Mellon Capital IV, 6.24% to 06/20/12; thereafter variable, 06/29/49 (m)	8,884
5,650	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14	5,697
11,550	Royal Bank of Scotland Group plc ADR (United Kingdom), 9.12%, 12/31/49	12,621
3,500	Santander U.S. Debt S.A. Unipersonal (Spain), FRN, 5.42%, 11/20/09 (e)	3,483
1,200	Shinhan Bank (South Korea), VAR, 4.63%, 11/03/14 (e) (m)	1,203
1,000	SunTrust Preferred Capital I, 5.85% to 12/15/11; thereafter variable, 12/31/49	974
2,000	Unicredito Italiano Capital Trust II, 9.20% to 10/05/10; thereafter variable, 10/29/49 (e)	2,219
	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
3,100	FRN, 5.96%, 08/01/08 (e) (m)	3,074
4,450	FRN, 6.11%, 09/21/07 (e) (m)	4,457
750	FRN, 6.11%, 09/21/07 (m)	750
	Wachovia Capital Trust III,
9,100	5.80% to 03/15/11; thereafter variable, 03/15/42	9,077
	Woori Bank (South Korea),
800	VAR, 4.88%, 07/02/13	796
1,430	VAR, 5.75%, 03/13/14 (e)	1,436
4,000	VAR, 6.13%, 05/03/16 (e)	4,003
		133,691

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Services & Supplies — 0.3%
3,000	Allied Waste North America, 6.50%, 11/15/10 (m)	2,970
3,980	Corrections Corp. of America, 7.50%, 05/01/11 (m)	4,000
		6,970
	Consumer Finance — 2.0%
2,700	Capital One Financial Corp., 5.70%, 09/15/11 (m)	2,659
4,000	Ford Motor Credit Co. LLC, 7.38%, 10/28/09 (m)	3,785
3,350	GMAC LLC, 5.85%, 01/14/09 (m)	3,182
7,000	HSBC Finance Corp., FRN, 5.81%, 11/16/09 (m)	7,034
	International Lease Finance Corp.,
16,800	5.30%, 05/01/12 (m)	16,520
7,400	5.35%, 03/01/12 (m)	7,313
		40,493
	Containers & Packaging — 0.1%
2,242	Owens Brockway Glass Container, Inc., 8.88%, 02/15/09	2,278
	Diversified Financial Services — 8.7%
5,750	BNP US Funding LLC, 7.74% to 12/05/07; thereafter variable, 12/29/49 (e) (m)	5,795
	CIT Group, Inc.,
3,300	5.40%, 02/13/12 (m)	3,032
7,300	5.75%, 09/25/07 (m)	7,299
11,000	FRN, 5.51%, 01/30/09 (m)	10,480
9,250	FRN, 5.64%, 08/17/09 (m)	8,776
29,000	General Electric Capital Corp., 4.13%, 09/01/09 (m)	28,617
9,350	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	8,580
1,900	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	1,869
	K2 (USA) LLC,
1,000	VAR, 0.00%, 02/05/10 (m)	925
9,446	5.36%, 02/15/09 (i)	8,738
7,500	5.37%, 02/15/10 (i)	6,937
4,396	Mizuho JGB Investment LLC, 9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	4,558
13,250	Mizuho Preferred Capital Co. LLC, 8.79% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	13,627
10,540	Natexis Ambs Co. LLC, 8.44% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	10,798
3,467	Pemex Finance Ltd. (Cayman Islands), 8.88%, 11/15/10	3,631
5,100	Premium Asset Trust, 4.13%, 03/12/09 (e)	4,884
12,100	RACERS, FRN, 5.36%, 09/20/07 (e) (i)	12,100
	Sigma Finance Corp. (Cayman Islands),
11,900	VAR, 0.00%, 08/15/11 (e) (i)	11,893
6,600	FRN, 5.33%, 09/15/08 (e) (i)	6,600
1,700	Tokai Preferred Capital Co. LLC, 9.98% to 06/30/08; thereafter variable, 12/29/49 (e)	1,764
1,600	Two-Rock Pass Through Trust (Bermuda), 6.44% to 02/11/10; thereafter variable, 12/31/49 (e)	1,575
4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.85%, 11/13/09 (e)	4,273
7,950	ZFS Finance USA Trust I, VAR, 5.88%, 05/09/32 (e)	7,758
		174,509
	Diversified Telecommunication Services — 0.7%
5,600	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10 (m)	5,961
1,000	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09	1,003
2,500	Qwest Corp., 7.88%, 09/01/11	2,616
4,650	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11	4,711
		14,291
	Electric Utilities — 1.5%
3,000	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	3,020
	Appalachian Power Co.,
2,640	3.60%, 05/15/08 (m)	2,599
1,450	5.55%, 04/01/11 (m)	1,454
3,550	5.65%, 08/15/12 (m)	3,583
6,050	FPL Group Capital, Inc. , 5.55%, 02/16/08 (m)	6,052
8,350	MidAmerican Energy Co., 5.65%, 07/15/12 (m)	8,506
5,200	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	5,196
		30,410
	Food & Staples Retailing — 0.2%
4,800	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	4,690
	Food Products — 0.3%
2,400	Dean Holding Co., 6.63%, 05/15/09 (m)	2,376
4,050	Kraft Foods, Inc., 6.00%, 02/11/13 (m)	4,132
		6,508
	Health Care Equipment & Supplies — 0.1%
2,500	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	2,506

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   69

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — 0.2%
4,015	MGM Mirage, Inc., 6.00%, 10/01/09 (m)	3,980
	Independent Power Producers & Energy Traders — 0.2%
4,383	AES Corp. (The), 9.50%, 06/01/09 (m)	4,525
	Insurance — 1.2%
4,378	Allstate Corp. (The), 7.20%, 12/01/09 (m)	4,584
10,300	Genworth Financial, Inc., 5.23%, 05/16/09 (m)	10,222
8,450	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	8,517
		23,323
	Media — 2.1%
	Comcast Cable Communications LLC,
2,600	6.20%, 11/15/08 (m)	2,621
3,200	6.75%, 01/30/11 (m)	3,324
9,800	COX Communications, Inc., 4.63%, 01/15/10 (m)	9,645
	Dex Media East LLC/Dex Media East Finance Co.,
4,000	9.88%, 11/15/09 (m)	4,090
850	12.13%, 11/15/12 (m)	907
4,350	Echostar DBS Corp., 5.75%, 10/01/08 (m)	4,323
3,250	RH Donnelley, Inc., 10.88%, 12/15/12	3,445
4,100	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	4,129
9,100	Time Warner, Inc., 5.50%, 11/15/11	9,079
		41,563
	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
4,300	SUB, 5.69%, 05/15/08 (m)	4,300
2,000	VAR, 6.30%, 09/30/66 (m)	1,982
		6,282
	Oil, Gas & Consumable Fuels — 1.6%
6,200	Pemex Project Funding Master Trust, FRN, 6.66%, 06/15/10 (e)	6,299
12,622	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e)	12,768
3,600	Valero Energy Corp. 3.50%, 04/01/09	3,518
8,550	XTO Energy, Inc., 5.90%, 08/01/12	8,684
		31,269
	Personal Products — 0.1%
1,500	Playtex Products, Inc., 8.00%, 03/01/11	1,549
	Real Estate Investment Trusts (REITs) — 0.4%
	iStar Financial, Inc.,
6,138	4.88%, 01/15/09 (m)	6,020
1,450	5.38%, 04/15/10 (m)	1,413
		7,433
	Real Estate Management & Development — 0.5%
9,450	Socgen Real Estate Co. LLC, 7.64% to 10/01/07; thereafter variable, 12/29/49 (e)	9,470
	Thrifts & Mortgage Finance — 0.6%
4,250	Countrywide Financial Corp., 5.80%, 06/07/12 (m)	3,994
4,000	Washington Mutual Bank, FRN, 5.45%, 05/01/09	3,917
4,100	Washington Mutual Preferred Funding II, 6.90% to 06/15/12; thereafter variable, 06/29/49 (e)	3,850
		11,761
	Total Corporate Bonds (Cost $665,607)	657,558
	Foreign Government Securities — 0.7%
3,170	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	3,194
7,250	Republic of Chile (Chile), FRN, 5.76%, 01/28/08 (m)	7,257
3,400	United Mexican States (Mexico), FRN, 6.06%, 01/13/09	3,412
	Total Foreign Government Securities (Cost $13,968)	13,863
	Mortgage Pass-Through Securities — 34.3%
	Federal National Mortgage Association Various Pools,
67,078	6.00%, 08/01/22 (m)	67,812
738	7.00%, 09/01/15 – 06/01/26 (m)	762
164,668	7.00%, 08/01/31 – 04/01/37 (m)	169,288
52,910	TBA, 5.00%, 08/01/23	50,281
125,470	TBA, 5.50%, 10/25/37	122,529
47,000	TBA, 6.00%, 09/25/22 – 10/25/22	47,499
43,000	TBA, 6.00%, 10/25/36	42,933
119,855	TBA, 6.50%, 09/25/37 – 10/25/37	121,641
62,200	TBA, 7.00%, 09/25/36 – 10/25/37	63,924
	Total Mortgage Pass-Through Securities (Cost $683,341)	686,669
	Municipal Bond — 0.2%
	Florida — 0.2%
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series C, Rev., 5.26%, 04/01/09 (m) (Cost $3,000)	3,010
	U.S. Government Agency Securities — 1.1%
22,600	Federal National Mortgage Association, 4.75%, 03/12/10 (m) (Cost $22,584)	22,610

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — 0.0% (g)
	U.S. Treasury Notes
70	3.00%, 11/15/07 (m)	70
185	4.25%, 11/30/07 (m)	185
	Total U.S. Treasury Obligations (Cost $255)	255
	Total Long-Term Investments (Cost $2,108,816)	2,092,954

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.2%
240	30 Day Fed Funds expiring 09/28/07 @ $94.75, American Style	258
176	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	1

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
535,429	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	1,494
125,450	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	1,613
	Total Call Options Purchased	3,366
	Receiver/Payer Straddle on Interest Rate Swaps — 0.1%
22,160	Expiring 06/09/08. If exercised the Fund pays/receives 5.88% and receives/pays floating 3 month LIBOR expiring 06/11/18, European Style	1,305
88,300	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	574
	Total Receiver/Payer Straddle on Interest Rate Swaps	1,879

NUMBER OF CONTRACTS
	Put Options Purchased — 0.1%
974	30 Day Fed Funds expiring 09/28/07 @ $94.81, American Style	30
216	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	2
434	30 Day Fed Funds expiring 11/30/07 @ $94.88, American Style	36

NUMBER OF CONTRACTS

	Put Options Purchased — Continued
263	30 Day Fed Funds expiring 11/30/07 @ $95.00, American Style	47
105	30 Day Fed Funds expiring 12/31/07 @ $94.75, American Style	1
1,926	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	193

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
62,040	Expiring 09/06/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 09/10/12, European Style	—
36,450	Expiring 10/04/07. If exercised the Fund pays 5.30% and receives floating 3 month LIBOR expiring 10/09/12, European Style	58
48,177	Expiring 10/04/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 10/09/12, European Style	9
25,345	Expiring 10/04/07. If exercised the Fund pays 5.71% and receives floating 3 month LIBOR expiring 10/09/12, European Style	4
50,986	Expiring 10/04/07. If exercised the Fund pays 5.80% and receives floating 3 month LIBOR expiring 10/09/12, European Style	5
399,336	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	1,106
	Total Put Options Purchased	1,491
	Total Options Purchased (Cost $8,899)	6,736

PRINCIPAL AMOUNT($)
Short-Term Investments — 19.0%
	Commercial Paper — 4.8% (n)
28,000	ABN Amro North America Finance, Inc., 5.31%, 10/12/07 (m)	27,825
5,000	Bank of America Corp., 5.41%, 10/22/07 (m)	4,961
14,250	COX Communications Corp., VAR, 5.94%, 01/15/08 (m)	14,249
20,000	Gotham Funding Corp. 6.13%, 09/21/07 (m)	19,929
30,000	HBOS Treasury Services plc, 5.32%, 10/12/07 (m)	29,813
	Total Commercial Paper (Cost $96,798)	96,777

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   71

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Investment Company — 13.8%
275,364	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $275,364)	275,364

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.4%
7,625	U.S. Treasury Bill, 4.68%, 11/01/07 (k) (m) (n) (Cost $7,565)	7,577
	Total Short-Term Investments (Cost $379,727)	379,718
	Total Investments — 124.0% (Cost $2,497,442)	2,479,408
	Liabilities in Excess of Other Assets — (24.0)%	(479,633)
	NET ASSETS — 100.0%	$1,999,775

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	10 Year Japan Bonds	September, 2007	$9,351	$266
193	Eurodollar	September, 2007	45,593	(25)
140	3 Month Euroyen TFX	December, 2007	29,967	38
1,746	2 Year U.S. Treasury Notes	December, 2007	359,949	(69)
228	5 Year U.S. Treasury Notes	December, 2007	24,328	(19)
480	10 Year U.S. Treasury Notes	December, 2007	52,343	54
15	U.K. Treasury Gilt	December, 2007	3,238	(3)
215	U.K. 90 Day Liffe	March, 2008	50,865	(9)
	Short Futures Outstanding
(13)	10 Year Swap Future	September, 2007	(1,376)	(14)
(89)	Eurodollar	September, 2007	(21,025)	12
(938)	5 Year U.S. Treasury Notes	December, 2007	(100,088)	24
(551)	10 Year U.S. Treasury Notes	December, 2007	(60,085)	39
(161)	Eurodollar	December, 2007	(38,264)	19
(331)	Eurodollar	March, 2008	(78,910)	62
(158)	Eurodollar	June, 2008	(37,701)	35
(26)	Eurodollar	September, 2008	(6,204)	6
(140)	3 Month Euroyen TFX	December, 2008	(29,902)	(97)
				$319

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (20,610)	FNMA, TBA, 5.00%, 09/25/37	$(19,586)
(95,670)	FNMA, TBA, 5.50%, 09/25/37	(93,428)
(153,100)	FNMA, TBA, 6.00%, 09/25/37	(152,908)
	(Proceeds received $263,489)	$(265,922)

OPTIONS WRITTEN
Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBERS OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	373	$(146)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	767	(419)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	549	(197)
30 Day Federal Funds Futures, American Style	91.81	09/28/07	240	(200)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	352	(2)
(Premiums received of $809)				$(964)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$ 535,429	$ (1,044)
(Premiums received of $910)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	441	$(96)
(Premiums received of $328)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	$96.61	10/04/07	$40,500	$(46)
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	94.96	10/04/07	37,000	(2)
European Put Bond Option on FNMA, 30 Year Fixed, 5.50%	95.33	10/04/07	37,000	(4)
FNMA, 30 Year Fixed, 5.50%, TBA	95.38	09/06/07	47,000	—
FNMA, 30 Year Fixed, 5.50%, TBA	95.19	10/04/07	18,500	(1)
(Premiums received of $709)				$(53)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	$ 399,336	$ (883)
Bank of America	5.99% semi-annually	11/02/09	11/04/19	125,450	(2,426)
(Premiums received of $3,182)					$ (3,309)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   73

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$ 75,712	$ (696)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	6,123	(550)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	8,192	(1,252)
(Premiums received of $2,750)					$(2,498)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	07/31/17	$10,920	$(274)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	65,077	(2,035)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	195,675	106
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	214,172	127
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	7,243	(156)
Barclays Bank plc	3 month LIBOR quarterly	5.37% quarterly	08/28/17	2,851	30
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	9,591	(284)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	33,220	(1,345)
BNP Paribas	5.03% semi-annually	3 month LIBOR quarterly	04/23/12	16,300	(250)
Credit Suisse International	5.14% semi-annually	3 month LIBOR quarterly	07/30/09	157,350	(705)
Credit Suisse International	5.28% semi-annually	3 month LIBOR quarterly	07/30/12	3,230	(44)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	3,928	81
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	3,462	12
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	2,237	46
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	6,691	(156)
Lehman Brothers Special Financing	5.28% semi-annually	3 month LIBOR quarterly	08/29/17	1,600	(5)
Merrill Lynch Capital Services	4.98% semi-annually	3 month LIBOR quarterly	08/31/12	18,000	(10)
Merrill Lynch Capital Services	5.90% semi-annually	3 month LIBOR quarterly	06/15/17	9,000	(469)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	1,510	(1)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	2,885	(102)
					$(5,434)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$20,650	$(207)
AutoZone, Inc. 5.88%, 03/20/14	Bank of America	Buy	58 BPS quarterly	03/20/14	4,250	(15)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	18,600	(162)
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	5,250	11
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	6,000	2
CDX ..EM.7	Morgan Stanley Capital Services (1)	Buy	125 BPS quarterly	06/20/12	780	15
CDX NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	30,000	406
CDX NA.IG.8	Lehman Brothers Special Financing (1)	Buy	35 BPS quarterly	06/20/12	112,000	1,553
CDX.NA.HY.8, 06/20/12	Credit Suisse International (2)	Sell	275 BPS semi-annually	06/20/12	10,000	(480)

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.IG.8, 06/20/12	Lehman Brothers Special Financing (2)	Sell	75 BPS quarterly	06/20/12	$18,650	$(507)
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	5,200	(54)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	2,000	17
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	9,150	90
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	51,600	(14)
Gannett Co., Inc., 6.38%, 03/31/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	4,950	(3)
Gannett Co., Inc., 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	3,200	64
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	4,980	(2)
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	13,000	10
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	15,000	(2)
Goldman Sachs Co., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	33,650	(16)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	2,860	268
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	760	46
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.8 BPS semi-annually	06/20/12	4,650	(106)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	12,600	14
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	7,600	(12)
Ingersoll, 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	4,200	(42)
International Lease Corp., 6.38%, 03/15/09	Union Bank of Switzerland AG	Buy	20 BPS quarterly	06/20/12	16,800	230
iTRAXX Crossover	Deutsche Bank AG, New York (2)	Sell	230 BPS quarterly	06/20/12	EUR 16,000	(822)
iTRAXX HIVOL	Deutsche Bank AG, New York (2)	Sell	55 BPS quarterly	06/20/12	28,350	(35)
iTRAXX Series 7 Crossover	Deutsche Bank AG, New York (2)	Sell	230 BPS quarterly	06/20/12	16,000	(824)
iTRAXX Series 7 Main	Deutsche Bank AG, New York (2)	Sell	30 BPS quarterly	06/20/12	15,300	(135)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	11,000	(13)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	$7,550	(107)
Kommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	1,780	(100)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	3,420	(213)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	9,880	(576)
Kommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	1,510	72
Kommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	3,960	(231)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	3,450	(17)
Landsbanki Island, 4.42%, 10/19/10	Morgan Stanley Capital Services	Sell	45 BPS quarterly	09/20/07	EUR 6,000	8
Marriott International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	$2,900	(6)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	4,000	(68)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns Credit Products	Sell	128 BPS quarterly	09/20/12	4,250	10
McKesson Corp., 7.75%, 02/01/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	3,100	(35)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	12,500	(8)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	8,400	6
Mors Mittal Steel Co., N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	9,400	2
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	2,850	13
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	7,000	(131)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   75

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	$5,000	$(106)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	1,900	(157)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	1,810	(113)
Petroleos De Venezuela S.A., 5.25%, 04/12/27	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	2,850	(161)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	257 BPS semi-annually	05/20/12	2,830	(245)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	6,340	(544)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	342 BPS semi-annually	07/20/12	1,200	(55)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	361 BPS semi-annually	07/20/12	1,420	(77)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	3,010	(192)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	3,560	(201)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	3,000	(191)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	720	(49)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	3,010	(191)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	270	(15)
Proctor & Gamble Corp., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	35,800	4
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	1,440	4
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	3,000	(48)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	3,160	(44)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	1,450	23
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11	4,130	(239)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11	3,620	(209)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	4,840	330
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	3,240	(297)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	3,070	(282)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Buy	258 BPS semi-annually	07/20/12	1,200	95
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.7 BPS semi-annually	07/20/12	4,320	(385)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	3,730	294
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	720	57
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	3,010	232
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	3,010	233
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	1,810	140
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	308 BPS semi-annually	08/20/12	6,040	(383)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	730	(13)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	2,860	(355)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	760	(67)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	1,440	(112)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	3,160	(201)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	1,450	(127)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	3,620	(69)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11	4,130	(78)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	2,380	39
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	2,460	41
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products	Buy	103 BPS semi-annually	12/20/11	2,885	(16)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	8,450	(66)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	6,130	(54)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	3,240	14
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	3,070	37

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.3 BPS semi-annually	07/20/12	$4,320	$54
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	89 BPS semi-annually	08/20/12	6,040	37
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.4 BPS semi-annually	04/20/12	370	6
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	7,580	109
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	3,790	51
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	10,380	236
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	4,220	(26)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.5 BPS semi-annually	03/20/12	7,810	(71)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	8,120	(69)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	3,050	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,450	(24)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	1,410	28
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	14,010	281
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	3,700	(67)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	2,140	(167)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.4 BPS semi-annually	04/20/12	4,180	(362)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	370	(32)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	7,580	(655)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	3,790	(316)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	10,380	(758)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	440	(31)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	1,900	149
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	1,155	(75)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Buy	266 BPS semi-annually	07/20/12	1,420	84
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	730	(43)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	270	17
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	3,560	223
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	4,415	(286)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	2,850	181
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	340 BPS semi-annually	08/20/12	1,600	(59)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	2,910	(148)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	730	15
Residential Capital Corp., 6.50%, 04/17/13	Lehman Brothers Special Financing	Sell	775 BPS quarterly	03/20/08	10,000	(1,214)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	14,290	(71)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,465	(9)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	14,290	43
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,465	5
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	7,000	142
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	125 BPS semi-annually	04/20/10	11,100	182
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	44
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	10,000	130
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products	Sell	45.5 BPS semi-annually	12/20/11	5,770	(67)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	14,480	(137)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	14,680	(130)
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	3,750	(27)
Sara Lee, 6.25%, 09/15/11	Bear Stearns Credit Products	Buy	74 BPS quarterly	03/20/17	4,200	(46)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	6,500	(16)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   77

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	$7,000	$(141)
United Mexican States, 7.50%, 04/08/33	Union Bank of Switzerland AG	Buy	113 BPS semi-annually	04/20/10	11,100	(226)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(75)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	10,000	(188)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	7,000	120
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	5,000	93
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	7,670	6
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	3,650	(68)
Western Union, 5.93%, 10/01/16	Bear Stearns Credit Products	Buy	99 BPS quarterly	09/20/14	3,800	(103)
						$(9,393)

(1)	Premiums paid of $2,556

(2)	Premiums received of $2,845

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (a)	U.S. Treasury Note, 4.63%, 02/29/12	$99.92	09/18/07	$267,200	$(4,156)
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	98.51	09/06/07	69,000	(932)
Citibank, N.A. (a)	FNMA 30 Year, 6.50%, TBA	101.33	09/06/07	53,000	(81)
Citibank, N.A. (b)	FNMA 30 Year, 5.00%, TBA	93.72	09/06/07	18,700	239
Citibank, N.A. (b)	FNMA 30 Year, 5.50%, TBA	97.84	09/06/07	55,000	(120)
Citibank, N.A. (b)	U.S. Treasury Note, 4.50%, 05/15/10	100.63	10/04/07	232,200	541
Credit Suisse International (b)	U.S. Treasury Note, 4.50%, 03/31/09	99.86	09/17/07	715,600	4,130
Deutsche Bank AG, New York (a)	FNMA 30 Year, 5.50%, TBA	96.84	09/06/07	90,000	(703)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	98.95	09/06/07	50,000	(457)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	98.56	09/06/07	50,100	(649)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	99.41	09/06/07	210,000	(951)
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	96.39	09/06/07	99,700	1,230
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	97.00	09/06/07	61,000	381
Deutsche Bank AG, New York (b)	FNMA 30 Year, 6.50%, TBA	101.34	09/06/07	328,200	461
Deutsche Bank AG, New York (b)	FNMA 30 Year, 7.00%, TBA	102.72	09/06/07	79,500	62
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.00%, TBA	95.22	10/04/07	70,300	(139)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 5.50%, TBA	96.44	09/06/07	43,000	(510)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 5.50%, TBA	96.48	09/06/07	144,000	(1,641)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 6.50%, TBA	101.53	09/06/07	40,800	19
Lehman Brothers Special Financing (a)	FNMA 15 Year, 6.00%, TBA	100.77	09/11/07	34,000	(85)
Lehman Brothers Special Financing (b)	FNMA 30 Year, 5.00%, TBA	95.31	10/04/07	179,700	(531)
Lehman Brothers Special Financing (b)	FNMA 30 Year, 5.50%, TBA	95.94	10/04/07	170,000	2,835
Lehman Brothers Special Financing (b)	FNMA 30 Year, 6.00%, TBA	99.97	10/04/07	28,000	—
Morgan Stanley Capital Services (a)	FNMA 30 Year, 5.00%, TBA	93.93	09/06/07	102,000	(1,095)
Morgan Stanley Capital Services (a)	FNMA 30 Year, 6.50%, TBA	101.34	09/06/07	7,500	(11)
Morgan Stanley Capital Services (b)	FNMA 30 Year, 6.00%, TBA	100.06	10/04/07	30,000	(65)
Union Bank of Switzerland AG (a)	FNMA 30 Year, 6.00%, TBA	98.50	09/06/07	102,200	(1,388)
Union Bank of Switzerland AG (a)	FNMA 30 Year, 5.50%, TBA	96.72	09/06/07	44,000	(399)
Union Bank of Switzerland AG (b)	FNMA 30 Year, 6.50%, TBA	101.31	09/06/07	59,000	101
Union Bank of Switzerland AG (b)	Northern Rock plc, 5.63%, 06/22/17	101.47	09/20/07	4,395	7
Union Bank of Switzerland AG (b)	FNMA 30 Year, 5.50%, TBA	95.91	10/04/07	66,000	1,121
					$(2,786)

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$43,400	$(251)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	14,200	(103)
						$(354)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   79

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 110.0%
	Asset-Backed Securities — 18.4%
842	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 6.11%, 02/15/12 (e) (m)	839
	AmeriCredit Automobile Receivables Trust,
1,295	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,282
1,801	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	1,795
	Capital One Auto Finance Trust,
483	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	482
2,650	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	2,636
72	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.89%, 01/15/11 (e) (m)	72
1,700	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	1,666
3,050	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	2,989
946	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	940
3,218	Countrywide Asset Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,151
4,550	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.69%, 03/25/36 (m)	4,389
3,350	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.69%, 02/25/36 (m)	3,234
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 6.21%, 10/20/14 (e) (i) (m)	483
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.69%, 07/25/36 (m)	3,091
4,419	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 5.69%, 01/25/36 (m)	4,122
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 5.69%, 03/25/36 (m)	4,139
3,550	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.69%, 01/25/36 (m)	3,382
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.70%, 01/25/37 (m)	2,056
2,650	Morgan Stanley ABS Capital I, Series 2006-HE6, Class M2, FRN, 5.81%, 09/25/36 (m)	2,098
1,277	Nationstar NIM Trust (Cayman Islands), Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i) (m)	1,139
1,315	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	1,301
3,000	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.70%, 02/25/36 (m)	2,910
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.69%, 03/25/35 (m)	3,702
2,950	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.69%, 12/25/35	2,896
2,103	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	2,071
1,881	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	1,874
	Total Asset-Backed Securities (Cost $60,997)	58,739
	Collateralized Mortgage Obligations — 11.1%
	Agency CMO — 5.6%
	Federal Home Loan Mortgage Corp. REMICS,
4,266	Series 2564, Class LS, IF, IO, 2.04%, 01/15/17 (m)	203
3,999	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	61
2,394	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	217
1,600	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	54
11,755	Series 2791, Class SI, IF, IO, 1.54%, 12/15/31 (m)	731
12,863	Series 2813, Class SB, IF, IO, 1.44%, 02/15/34 (m)	864
17,712	Series 2850, Class SM, IF, IO, 1.54%, 12/15/30 (m)	733
4,064	Series 2894, Class S, IF, IO, 1.59%, 03/15/31 (m)	249
3,802	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	266
27,563	Federal Home Loan Mortgage Corp. STRIPS, Series 240, Class S22, IF, IO, 1.54%, 07/15/36 (m)	2,491
	Federal National Mortgage Association,
3,189	Series 2003-3, Class HS, IF, IO, 2.14%, 09/25/16 (m)	136
3,925	Series 2004-61, Class TS, IF, IO, 1.60%, 10/25/31 (m)	165
5,718	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	374

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,913	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	2,972
4,882	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	4,979
3,146	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	3,209
	Government National Mortgage Association,
10	Series 2002-24, Class FA, FRN, 6.09%, 04/16/32 (m)	10
398	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	11
1,902	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	71
83	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	—	(h)
		17,796
	Non-Agency CMO — 5.5%
1,775	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,764
3,755	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,692
2,179	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	2,169
1,395	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36 (m)	1,394
2,989	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	2,942
2,422	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	2,407
	Wells Fargo Mortgage Backed Securities Trust,
1,767	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	1,746
1,569	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	1,568
		17,682
	Total Collateralized Mortgage Obligations (Cost $35,612)	35,478
	Commercial Mortgage-Backed Securities — 17.0%
1,142	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,117
8,940	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	8,897
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,852
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,350
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,628
	Greenwich Capital Commercial Funding Corp.,
1,350	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	1,306
1,800	Series 2007-GG9, Class A2, 5.38%, 03/10/39 (m)	1,788
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	1,973
	LB-UBS Commercial Mortgage Trust,
3,050	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	3,011
5,600	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	5,500
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	3,300
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	5,061
2,900	Series 2007-C1, Class A2, 5.32%, 02/15/40 (m)	2,878
1,300	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37 (m)	1,297
	Morgan Stanley Capital I,
5,223	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	5,233
3,100	Series 2006-T21, Class A2, 5.09%, 10/12/52 (m)	3,072
1,950	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,924
	Total Commercial Mortgage-Backed Securities (Cost $55,528)	54,187
	Corporate Bonds — 37.2%
	Automobiles — 0.4%
1,300	DaimlerChrysler N.A. Holding Corp., 5.75%, 05/18/09 (m)	1,309
	Beverages — 0.5%
1,600	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	1,578
	Capital Markets — 3.0%
	Bear Stearns Cos., Inc. (The),
1,500	4.55%, 06/23/10 (m)	1,443
850	5.85%, 07/19/10 (m)	845
600	Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12 (m)	592
500	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	459
3,800	Links Finance LLC, FRN, 5.61%, 09/15/08 (e) (i)	3,802
2,350	Morgan Stanley, 4.25%, 05/15/10 (m)	2,285
		9,426

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   81

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 9.0%
2,700	Artesia Bank S.C. (Belgium),
	7.25% to 09/17/07; thereafter variable, 09/29/49 (e) (m)	2,702
1,600	BAC Capital Trust XIV,
	5.63% to 03/15/12; thereafter variable, 12/31/49 (m)	1,488
1,500	DBS Bank Ltd. (Singapore),
	VAR, 5.12%, 05/16/17 (e) (m)	1,461
1,400	DBS Capital Funding Corp. (Cayman Islands),
	7.66% to 03/15/11; thereafter variable, 03/31/49 (e) (m)	1,509
1,150	Deutsche Bank Capital Funding Trust I,
	7.87% to 06/30/09; thereafter variable, 12/31/49 (e) (m)	1,206
900	Glitnir Banki HF (Iceland),
	VAR, 6.69%, 06/15/16 (e) (m)	941
1,000	Hana Bank (South Korea),
	4.13%, 03/11/09	986
2,300	HSBC Capital Funding LP,
	9.55% to 06/30/10; thereafter variable, 12/31/49 (e) (m)	2,547
1,350	ICICI Bank Ltd. (Singapore),
	5.75%, 11/16/10 (e) (m)	1,351
	Landsbanki Islands HF (Iceland),
850	6.10%, 08/25/11 (e) (m)	876
1,000	FRN, 6.20%, 08/25/09 (e) (m)	1,006
1,550	Mellon Capital IV,
	6.24% to 06/20/12; thereafter variable, 06/29/49 (m)	1,530
3,050	Public Bank Berhad (Malaysia),
	VAR, 5.63%, 09/22/14	3,075
2,450	Royal Bank of Scotland Group plc ADR (United Kingdom),
	9.12%, 12/31/49	2,677
1,750	VTB Capital S.A. for Vneshtorgbank (Luxembourg),
	FRN, 6.11%, 09/21/07 (e) (m)	1,753
1,950	Wachovia Capital Trust III,
	5.80% to 03/15/11; thereafter variable, 03/15/42	1,945
	Woori Bank (South Korea),
1,150	VAR, 4.88%, 07/02/13	1,145
600	VAR, 6.12%, 05/03/16 (e)	601
		28,799
	Consumer Finance — 0.9%
800	Capital One Financial Corp.,
	5.70%, 09/15/11 (m)	788
1,700	International Lease Finance Corp.,
	5.35%, 03/01/12 (m)	1,680
		2,468
	Diversified Financial Services — 10.7%
3,250	BNP US Funding LLC,
	7.74% to 12/05/07; thereafter variable, 12/29/49 (e) (m)	3,275
	CIT Group, Inc.,
1,500	5.40%, 02/13/12 (m)	1,378
1,914	5.75%, 09/25/07 (m)	1,914
3,000	General Electric Capital Corp.,
	4.13%, 09/01/09 (m)	2,960
1,800	Goldman Sachs Capital II,
	5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	1,652
400	ILFC E-Capital Trust I,
	VAR, 5.90%, 12/21/65 (e) (m)	393
4,000	K2 Corp.,
	VAR, 5.36%, 02/15/09 (i)	3,700
3,800	Mizuho JGB Investment LLC,
	9.87% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	3,941
6,050	Natexis Ambs Co. LLC,
	8.44% to 06/30/08; thereafter variable, 12/29/49 (e) (m)	6,198
3,100	RACERS,
	FRN, 5.36%, 09/20/07 (e) (i)	3,100
2,900	Sigma Finance Corp. (Cayman Islands),
	VAR, 0.00%, 08/15/11 (i)	2,898
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 5.85%, 11/13/09 (e)	1,292
1,500	ZFS Finance USA Trust I,
	VAR, 5.87%, 05/09/32 (e)	1,464
		34,165
	Diversified Telecommunication Services — 0.6%
1,900	Telefonica Emisones SAU (Spain),
	5.98%, 06/20/11	1,925
	Electric Utilities — 2.2%
1,400	Alabama Power Capital Trust V,
	VAR, 5.50%, 10/01/42 (m)	1,409
	Appalachian Power Co.,
1,000	3.60%, 05/15/08 (m)	984
650	5.55%, 04/01/11 (m)	652
200	5.65%, 08/15/12 (m)	202

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — Continued
2,800	PSEG Funding Trust I,
	5.38%, 11/16/07 (m)	2,798
1,000	PSEG Power LLC,
	3.75%, 04/01/09 (m)	978
		7,023
	Food & Staples Retailing — 0.4%
1,400	CVS Caremark Corp.,
	4.00%, 09/15/09 (m)	1,368
	Food Products — 0.2%
600	Kraft Foods, Inc.,
	6.00%, 02/11/13 (m)	612
	Insurance — 1.0%
900	Allstate Corp. (The),
	7.20%, 12/01/09 (m)	942
2,150	Hartford Financial Services Group, Inc.,
	5.66%, 11/16/08 (m)	2,167
		3,109
	Media — 2.9%
	Comcast Cable Communications LLC,
1,200	6.20%, 11/15/08 (m)	1,210
1,000	6.75%, 01/30/11 (m)	1,038
2,850	COX Communications, Inc.,
	4.63%, 01/15/10 (m)	2,805
1,800	Time Warner Entertainment Co., LP,
	7.25%, 09/01/08 (m)	1,813
2,500	Time Warner, Inc.,
	5.50%, 11/15/11	2,494
		9,360
	Multi-Utilities — 1.1%
2,100	Dominion Resources, Inc.,
	SUB, 5.69%, 05/15/08 (m)	2,100
1,450	Midamerican Energy Holdings Co.,
	5.65%, 07/15/12 (m)	1,477
		3,577
	Oil, Gas & Consumable Fuels — 2.2%
2,450	Pemex Project Funding Master Trust,
	FRN, 6.66%, 06/15/10 (e) (m)	2,489
3,022	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e) (m)	3,057
1,450	XTO Energy, Inc.,
	5.90%, 08/01/12	1,473
		7,019
	Real Estate Investment Trusts (REITs) — 0.8%
	iStar Financial, Inc.,
1,750	4.88%, 01/15/09 (m)	1,716
800	5.38%, 04/15/10 (m)	780
		2,496
	Real Estate Management & Development — 0.9%
2,750	Socgen Real Estate Co. LLC,
	7.64% to 09/30/07; thereafter variable, 12/29/49 (e)	2,756
	Thrifts & Mortgage Finance — 0.4%
725	Countrywide Financial Corp.,
	5.80%, 06/07/12 (m)	681
700	Washington Mutual Preferred Funding II,
	6.90% to 06/15/12, thereafter variable, 12/31/49 (e)	658
		1,339
	Total Corporate Bonds (Cost $119,956)	118,329
	Foreign Government Securities — 3.4%
4,670	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14	4,705
4,550	Republic of Chile (Chile),
	FRN, 5.76%, 01/28/08 (m)	4,555
1,500	United Mexican States (Mexico),
	FRN, 6.06%, 01/13/09	1,505
	Total Foreign Government Securities (Cost $10,913)	10,765
	Mortgage Pass-Through Securities — 22.9%
	Federal National Mortgage Association Various Pools,
13,021	6.00%, 08/01/22 (m)	13,164
64	7.00%, 07/01/35 (m)	66
14,511	7.00%, 04/01/37 (m)	14,918
900	TBA, 5.00%, 09/25/37	855
1,000	TBA, 5.00%, 10/25/37	950
7,800	TBA, 5.50%, 10/25/37	7,617
1,900	TBA, 6.00%, 10/25/36	1,897
18,495	TBA, 6.50%, 09/25/37	18,773
5,000	TBA, 6.50%, 10/25/37	5,074
8,200	TBA, 7.00%, 09/25/36	8,428
1,000	TBA, 7.00%, 10/25/37	1,027

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   83

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
13	Government National Mortgage Association Pool,
	8.50%, 08/15/30 (m)	14
	Total Mortgage Pass-Through Securities (Cost $72,305)	72,783
	Total Long-Term Investments (Cost $355,311)	350,281

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.2%
40	30 Day Fed Funds expiring 09/28/07 @ $94.75, American Style	43
53	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	—	(h)

NOTIONAL AMOUNT($)
	Call Options Purchased on Interest Rate Swaps:
85,529	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	239
19,400	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	249
	Total Call Options Purchased	531
	Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
50,780	Expiring 10/02/08. If exercised the Fund receives/pays 4.46% and pays/receives floating 3 month LIBOR expiring 10/06/18, European Style	330
3,189	Expiring 06/09/08. If exercised the Fund receives/pays 5.88% and pays/receives floating 3 month LIBOR expiring 06/11/18, European Style	188
	Total Receiver/Payer Straddles on Interest Rate Swaps	518

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
159	30 Day Fed Funds expiring 09/28/07 @ $94.81, American Style	5
37	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
71	30 Day Fed Funds expiring 11/30/07 @ $94.88, American Style	6
43	30 Day Fed Funds expiring 11/30/07 @ $95.00, American Style	8

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)

	Put Options Purchased — Continued
18	30 Day Fed Funds expiring 12/31/07 @ $94.75, American Style	—	(h)
308	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	31

NOTIONAL AMOUNT($)
	Put Options Purchased on Interest Rate Swaps:
63,978	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	177
	Total Put Options Purchased	227
	Total Options Purchased (Cost $1,825)	1,276

SHARES
Short-Term Investments — 3.7%
Investment Company — 3.4%
10,930	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $10,930)	10,930

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.3%
	U.S. Treasury Bill,
900	4.68%, 11/01/07 (k) (m) (n) (Cost $893)	894
	Total Short-Term Investments (Cost $11,823)	11,824
	Total Investments — 114.1% (Cost $368,959)	363,381
	Liabilities in Excess of Other Assets — (14.1)%	(44,958)
	NET ASSETS — 100.0%	$318,423

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (4,000)	FNMA, TBA, 5.50%, 09/25/37	$(3,906)
	(Proceeds received $3,889)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	Eurodollar	September, 2007	$7,323	$(4)
482	2 Year U.S. Treasury Notes	December, 2007	99,367	(13)
36	5 Year U.S. Treasury Notes	December, 2007	3,841	(3)
73	10 Year U.S. Treasury Notes	December, 2007	7,960	1
	Short Futures Outstanding
(21)	10 Year Swap Future	September, 2007	(2,223)	(31)
(72)	Eurodollar	September, 2007	(17,009)	9
(277)	5 Year U.S. Treasury Notes	December, 2007	(29,557)	(112)
(56)	Eurodollar	December, 2007	(13,309)	6
(60)	Eurodollar	March, 2008	(14,304)	11
(48)	Eurodollar	June, 2008	(11,453)	11
				$(125)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	61	$(24)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	126	(69)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	90	(32)
30 Day Federal Funds Futures, American Style	91.81	09/28/07	40	(33)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	106	(1)
(Premiums received of $141)				$(159)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46%	05/30/08	06/03/10	$85,529	$(167)
(Premiums received of $145)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   85

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	73	$(16)
(Premiums received of $54)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.20%	02/28/08	03/03/10	$63,978	$(142)
Bank of America	5.99%	11/02/09	11/04/19	19,400	(375)
(Premiums received of $497)					$(517)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96%	10/02/08	10/06/18	$43,541	$(400)
Barclays Bank plc	6.02%	07/28/14	07/30/14–07/30/24	1,017	(91)
Lehman Brothers Special Financing	5.36%	03/15/12	03/19/42	2,321	(355)
(Premiums received of $1,009)					$(846)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount	Value
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	$11,378	$(357)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	31,349	17
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	34,212	20
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	1,289	(28)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	1,336	14
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	1,773	(52)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	18,995	(769)
Credit Suisse International	5.14% semi-annually	3 month LIBOR quarterly	07/30/09	29,250	(131)
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	2,259	47
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	1,494	5
Deutsche Bank AG, New York	5.55% semi-annually	3 month LIBOR quarterly	07/12/12	4,600	(117)
Deutsche Bank AG, New York	5.74% semi-annually	3 month LIBOR quarterly	07/12/17	2,620	(102)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	634	13
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	297	(7)
					$(1,447)

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Ambac Financial Corp., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$3,400	$(34)
AutoZone, Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	950	(3)
Banca Italease S.p.A., 4.61%, 02/08/12	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	3,100	(27)
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	8,800	3
Computer Sciences Corp., 5.00%, 02/15/13	Merrill Lynch International	Buy	70 BPS quarterly	09/20/14	800	(8)
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	3,000	26
Countrywide Financial, 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	1,600	16
CDX.NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	5,000	68
CDX.NA.IG.HVOL.8	Lehman Brothers Special Financing (2)	Sell	75 BPS quarterly	06/20/12	3,550	(96)
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	9,600	(3)
Gannett Co., Inc., 6.38%, 03/31/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	1,350	(1)
Gannett Co., Inc., 6.38%, 03/31/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	550	11
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,490	(1)
Gazprom, 9.63%, 03/01/13	Union Bank of Switzerland AG	Sell	39 BPS semi-annually	12/20/07	4,000	3
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07	23,000	(3)
Goldman Sachs Co., 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	5.5 BPS quarterly	11/20/07	9,000	(4)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	2,500	3
Ingersoll, 9.00%, 08/15/21	Credit Suisse International	Buy	66 BPS quarterly	06/20/14	800	(8)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	950	(4)
Marriott International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	600	(1)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	750	(13)
MBIA Insurance Corp., 5.38%, 10/06/10	Bear Stearns Credit Products	Sell	128 BPS quarterly	09/20/12	750	2
McKesson Corp., 7.75%, 02/12/12	Lehman Brothers Special Financing	Buy	80 BPS quarterly	06/20/17	650	(7)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	6,000	(4)
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	Deutsche Bank AG, New York	Sell	40 BPS quarterly	12/20/07	2,600	2
Mors Mittal Steel Co., N.V., 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,900	— (h)
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	650	3
Proctor & Gamble Corp., 4.95%, 08/15/14	Lehman Brothers Special Financing	Sell	5 BPS quarterly	09/20/07	7,200	1
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	860	(5)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	1,690	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,630	(15)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,110	(6)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	3,240	(16)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	330	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	3,240	10
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	330	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	10,000	203
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	4,000	44
Safeway, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	850	(6)
Sara Lee, 6.25%, 09/15/11	Bear Stearns Credit Products	Buy	74 BPS quarterly	03/20/17	900	(10)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	1,100	(3)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	10,000	(201)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	4,000	(75)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,650	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   87

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	$710	$(13)
Western Union, 5.93%, 10/01/16	Bear Stearns Credit Products	Buy	99 BPS quarterly	09/20/14	700	(19)
						$(209)

(1)	Premiums paid of $140

(2)	Premiums received of $39

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	$98.51	09/06/07	$16,700	$(226)
Credit Suisse International (b)	U.S. Treasury Note, 4.50% 03/31/09	99.86	09/17/07	104,600	604
					$378

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 35 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	11/01/07	$8,400	$(49)
Morgan Stanley Capital Services	Lehman AAA 8.5 Year + CMBS Index	Spread Lock With Carry Amount + 30 BPS	Total Return on Lehman AAA 8.5 Year + CMBS Index	09/01/07	3,000	(22)
						$(71)

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 147.3%
	Asset-Backed Securities — 7.8%
65	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	65
125	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 5.55%, 01/09/12 (m)	122
	Citigroup Mortgage Loan Trust, Inc.,
250	Series 2006-WFH2, Class A2A, FRN, 5.66%, 08/25/36 (m)	244
250	Series 2007-WFH2, Class M1, FRN, 5.91%, 03/25/37 (m)	204
80	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	78
95	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	95
250	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.66%, 08/25/36 (m)	241
56	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A2, 5.42%, 02/15/10 (m)	56
94	Lehman XS Trust, Series 2006-12N, Class A1A1, FRN, 5.59%, 08/25/46 (m)	94
225	MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A3, FRN, 5.66%, 08/25/36 (m)	215
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 5.83%, 07/25/33 (m)	7
2	Series 2003-5, Class A2, FRN , 5.83%, 08/25/33 (m)	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 6.01%, 07/25/32 (m)	1
2	Series 2003-KS5, Class AIIB, FRN, 6.09%, 07/25/33 (m)	2
9	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	9
3	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 5.94%, 12/25/32 (m)	3
	Total Asset-Backed Securities (Cost $1,513)	1,438
	Collateralized Mortgage Obligations — 8.1%
	Agency CMO — 2.5%
61	Federal Home Loan Mortgage Corp. REMICS, Series 2931, Class GA, 5.00%, 11/15/28 (m)	60
	Federal National Mortgage Association REMICS,
37	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	38
42	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	43
36	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	37
43	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	44
41	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	42
156	Series 2006-115, Class BF, FRN, 5.75%, 12/25/36 (m)	155
43	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	43
		462
	Non-Agency CMO — 5.6%
80	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	79
	Countrywide Alternative Loan Trust,
54	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	54
66	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	67
1,293	CS First Boston Mortgage Securities Corp. Series 1997-2, Class X, IO, VAR, 0.89%, 06/25/20 (e) (m)	—	(h)
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 72.97%, 07/28/27 (e) (i)	1
206	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, FRN, 5.72%, 11/19/36 (m)	201
78	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	78
14	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	15
	Residential Accredit Loans, Inc.,
36	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	35
71	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	71
85	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	84
53	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	53
206	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, FRN, 5.62%, 12/25/36 (m)	204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   89

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
44	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	43
49	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	49
		1,034
	Total Collateralized Mortgage Obligations (Cost $1,655)	1,496
	Commercial Mortgage-Backed Securities — 5.6%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52% 11/11/41 (m)	24
185	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32% 12/11/49 (m)	180
150	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38% 12/18/35 (m)	154
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11% 07/05/35 (m)	42
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65% 11/15/27 (m)	62
94	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.73% 09/15/21 (e) (m)	94
110	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, VAR, 5.49% 03/12/51 (m)	108
	Morgan Stanley Capital I,
100	Series 2007-HQ11, Class A4, VAR, 5.45% 02/12/44 (m)	98
250	Series 2007-IQ13, Class A4, 5.36% 03/15/44 (m)	243
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92% 03/12/35 (m)	19
	Total Commercial Mortgage-Backed Securities (Cost $1,041)	1,024
	Corporate Bonds — 43.5%
	Aerospace & Defense — 0.1%
25	L-3 Communications Corp., 5.88%, 01/15/15 (m)	24
	Auto Components — 0.2%
1	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	1
20	Tenneco, Inc., 8.63%, 11/15/14 (m)	20
15	United Components, Inc., 9.38%, 06/15/13 (m)	15
		36
	Building Products — 0.2%
35	Owens Corning, Inc., 7.00%, 12/01/36 (m)	34
	Capital Markets — 4.4%
45	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	42
TRY 350	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (Turkey) (m)	251
$90	Goldman Sachs Group, Inc. (The), 5.95%, 01/15/27 (m)	84
60	Lehman Brothers Holdings Capital Trust V, 5.86% to 05/31/12; thereafter variable, 11/29/49 (m)	55
	Lehman Brothers Holdings, Inc.,
85	5.50%, 04/04/16 (m)	80
BRL 620	10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (Brazil)	301
		813
	Chemicals — 0.6%
$1	Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08 (m)	1
15	Huntsman LLC, 11.50%, 07/15/12 (m)	16
20	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	18
20	Lyondell Chemical Co., 10.50%, 06/01/13 (m)	22
25	Nalco Co., 7.75%, 11/15/11 (m)	25
30	PolyOne Corp., 8.88%, 05/01/12 (m)	31
		113
	Commercial Banks — 7.3%
	Barclays Bank plc (United Kingdom),
160	5.93% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	151
320	Zero Coupon, 04/07/10 (e) (i)	319
10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	10
100	Credit Agricole S.A. (France), 6.64% to 05/31/17; thereafter variable, 05/29/49 (e) (m)	95
285	Glitnir Banki HF (Iceland), FRN, 5.80%, 01/21/11 (e) (m)	286
100	ICICI Bank Ltd. (India), FRN, 5.90%, 01/12/10 (e) (m)	99
55	Regions Financing Trust II, VAR, 6.63%, 05/15/47 (m)	51

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
100	Shinsei Finance II (Cayman Islands), 7.16% to 07/25/16; thereafter variable, 07/29/49 (e) (m)	92
250	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 5.96%, 08/01/08 (e) (m)	248
		1,351
	Commercial Services & Supplies — 0.5%
25	ACCO Brands Corp., 7.63%, 08/15/15 (m)	23
25	Allied Waste North America, Inc., 7.38%, 04/15/14 (m)	24
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
25	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (e) (m)	23
		90
	Consumer Finance — 1.2%
	Ford Motor Credit Co.,
10	7.25%, 10/25/11 (m)	9
55	FRN, 6.93%, 01/15/10 (m)	52
55	GMAC LLC, 6.88%, 08/28/12 (m)	48
125	SLM Corp., FRN, 5.50%, 07/27/09 (m)	120
		229
	Containers & Packaging — 0.3%
15	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	15
35	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	36
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e) (m)	5
		56
	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14 (m)	15
	Diversified Financial Services — 7.3%
125	CIT Group, Inc., FRN, 5.64%, 08/17/09 (m)	119
40	Citigroup, Inc., 6.00%, 08/15/17 (m)	41
	Citigroup Funding, Inc.,
250	VAR, 1.00%, 03/12/12 (e) (i)	262
245	Zero Coupon, 09/24/07	247
25	General Electric Capital Corp., 6.15%, 08/07/37 (m)	26
55	Goldman Sachs Capital II, 5.79% to 06/01/12; thereafter variable, 12/29/49 (m)	50
	Kaupthing Bank HF (Iceland),
160	5.75%, 10/04/11 (e) (m)	161
100	FRN, 6.06%, 01/15/10 (e) (m)	101
44	Mizuho Capital Investment 1 Ltd. (Cayman Islands), 6.69% to 06/30/16; thereafter variable, 03/29/49 (e) (m)	42
100	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08% to 01/25/17; thereafter variable, 01/29/49 (e) (m)	93
162	TRAINS, Series HY1-2006, 7.55%, 05/01/16 (e) (m)	156
45	Visant Corp., 7.63%, 10/01/12 (m)	45
		1,343
	Diversified Telecommunication Services — 0.4%
10	Citizens Communications Co., 6.25%, 01/15/13 (m)	10
29	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	29
20	Qwest Communications International, Inc., FRN, 9.06%, 02/15/09 (m)	20
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	11
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e) (m)	20
		95
	Electric Utilities — 1.6%
95	Midamerican Energy Co., 5.95%, 07/15/17 (m)	97
125	Ohio Power, Co., FRN, 5.54%, 04/05/10 (m)	124
75	TXU Electric Delivery Co., FRN, 5.74%, 09/16/08 (e) (m)	74
		295
	Food & Staples Retailing — 1.0%
100	CVS/Caremark Corp., FRN, 5.66%, 06/01/10 (m)	100
44	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	43
	Wal-Mart Stores, Inc.,
20	5.25%, 09/01/35 (m)	18
15	6.50%, 08/15/37 (m)	15
		176
	Health Care Equipment & Supplies — 0.2%
35	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	35
	Health Care Providers & Services — 0.6%
35	9.25%, 11/15/16 (e) (m) HCA, Inc.	36
40	9.63%, 11/15/16 (e) (m)	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   91

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — Continued
15	Select Medical Corp., 7.63%, 02/01/15 (m)	13
30	Tenet Healthcare Corp., 9.25%, 02/01/15 (m)	26
		116
	Hotels, Restaurants & Leisure — 0.3%
	MGM Mirage, Inc.,
5	5.88%, 02/27/14 (m)	5
25	6.75%, 04/01/13 (m)	24
15	6.88%, 04/01/16 (m)	14
20	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	19
		62
	Household Durables — 0.6%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	24
20	Ames True Temper, FRN, 9.36%, 01/15/12 (m)	20
	Beazer Homes USA, Inc. ,
10	6.50%, 11/15/13 (m)	8
10	6.88%, 07/15/15 (m)	8
10	DR Horton, Inc., 5.63%, 09/15/14 (m)	9
15	Jarden Corp., 7.50%, 05/01/17 (m)	14
25	Sealy Mattress Co., 8.25%, 06/15/14 (m)	24
		107
	Household Products — 0.0% (g)
10	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	7
	Independent Power Producers & Energy Traders — 0.2%
15	AES Corp. (The), 8.88%, 02/15/11 (m)	15
25	NRG Energy, Inc., 7.38%, 02/01/16 (m)	25
		40
	Insurance — 2.4%
30	Chubb Corp., VAR, 6.38%, 03/29/37 (m)	29
36	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	35
65	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	66
50	Nationwide Financial Services, 6.75%, 05/15/37 (m)	44
40	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	37
100	Swiss RE Capital I LP (United Kingdom), 6.85% to 05/25/16; thereafter variable, 05/29/49 (e) (m)	99
60	Travelers Cos, Inc., VAR, 6.25%, 03/15/37 (m)	57
80	XL Capital Ltd. (Cayman Islands), 6.50% to 04/15/17; thereafter variable, 12/31/49 (m)	71
		438
	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	19
	IT Services — 0.2%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	34
	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	14
	Machinery — 0.3%
50	Terex Corp., 7.38%, 01/15/14 (m)	50
	Media — 2.0%
5	Cablevision Systems Corp., 8.00%, 04/15/12 (m)	5
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	64
50	DIRECTV Holdings LLC, 6.38%, 06/15/15 (m)	47
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	39
30	RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e) (m)	32
10	TCI Communications, Inc., 7.88%, 02/15/26 (m)	11
45	Time Warner, Inc., 5.88%, 11/15/16 (m)	44
65	Time Warner Cable, Inc., 6.55%, 05/01/37 (e) (m)	63
30	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	28
25	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	22
		360
	Multi-Utilities — 0.6%
50	Dominion Resources, Inc., 6.30%, 03/15/33 (m)	49
55	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (e) (m)	56
		105
	Oil, Gas & Consumable Fuels — 2.8%
25	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	24
40	Chesapeake Energy Corp., 7.00%, 08/15/14 (m)	40
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	25
34	Gaz Capital S.A. (Luxembourg), 8.63%, 04/28/34 (m)	42
59	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20 (m)	60
25	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	24

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
120	Morgan Stanley Bank AG for OAO Gazprom (Russia), 9.63%, 03/01/13 (e) (m)	137
15	Newfield Exploration Co., 6.63%, 04/15/16 (m)	14
30	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	29
40	ONEOK Partners LP, 5.90%, 04/01/12 (m)	40
75	Valero Energy Corp., 6.63%, 06/15/37 (m)	75
		510
	Paper & Forest Products — 0.4%
75	Georgia-Pacific Corp., 9.50%, 12/01/11 (m)	80
	Personal Products — 0.1%
10	Del Laboratories, Inc., FRN, 10.36%, 11/01/11 (m)	10
	Real Estate Investment Trusts (REITs) — 0.4%
20	Host Marriott LP REIT, 6.75%, 06/01/16 (m)	20
60	WEA Finance LLC/WCI Finance LLC (Australia), 5.70%, 10/01/16 (e) (m)	58
		78
	Road & Rail — 0.2%
20	Hertz Corp., 8.88%, 01/01/14 (m)	21
25	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	25
		46
	Specialty Retail — 0.2%
40	Home Depot, Inc. 5.88%, 12/16/36 (m)	34
	Thrifts & Mortgage Finance — 5.4%
200	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 5.51%, 02/01/10 (e) (m)	200
105	Countrywide Financial Corp., 5.80%, 06/07/12 (m)	99
	Residential Capital LLC,
150	FRN, 5.86%, 06/09/08 (m)	128
300	FRN, 7.60%, 05/22/09 (m)	237
	Washington Mutual, Inc.,
50	FRN, 5.64%, 08/24/09 (m)	49
100	Washington Mutual Preferred Funding Delaware, 6.53% to 03/15/11; thereafter variable, 03/29/49 (e) (m)	93
	Washington Mutual Preferred Funding II,
100	6.67% to 12/15/16; thereafter variable, 12/31/49 (e) (m)	87
100	6.90% to 06/15/12; thereafter variable, 06/29/49 (e) (m)	94
		987
	Wireless Telecommunication Services — 1.2%
100	America Movil S.A.B. de C.V. (Mexico), FRN, 5.46%, 06/27/08 (e) (m)	100
15	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (m)	16
100	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	97
		213
	Total Corporate Bonds (Cost $8,257)	8,015
	Foreign Government Securities — 15.5%
	Argentina — 2.9%
	Republic of Argentina
340	7.00%, 10/03/15 (m)	272
ARS 700	11.31%, 01/20/10 (m)	210
200	VAR, 0.00%, 03/25/10 (m)	60
		542
	Barbados — 0.1%
$15	Barbados Government International Bond 7.25%, 12/15/21 (m)	17
	Brazil — 1.0%
110	Federal Repubic of Brazil, 12.25%, 03/06/30 (m)	184
	Colombia — 2.1%
	Republic of Colombia,
65	8.25%, 12/22/14 (m)	72
20	10.38%, 01/28/33 (m)	29
40	10.75%, 01/15/13 (m)	48
COP 456,000	12.00%, 10/22/15 (m)	229
		378
	Dominican Republic — 0.8%
	Government of Dominican Republic,
$101	9.04%, 01/23/18 (e) (m)	111
39	9.50%, 09/27/11 (m)	40
		151
	Egypt — 1.7%
EGP 1,900	Credit Suisse First Boston, Zero Coupon, 05/06/08 (linked to Egypt Treasury Bill, Zero Coupon, 05/06/08) (Egypt) (m)	318
	Indonesia — 0.7%
$119	Government of Indonesia, 7.25%, 04/20/15 (m)	123
	Mexico — 1.3%
	United Mexican States,
40	7.50%, 01/14/12 (m)	43
25	8.00%, 09/24/22 (m)	31

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   93

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mexico — Continued
35	8.30%, 08/15/31 (m)	45
125	FRN, 6.06%, 01/13/09 (m)	125
		244
	Peru — 1.7%
	Government of Peru,
70	6.55%, 03/14/37 (m)	70
PEN 770	6.90%, 08/12/37 (e) (m)	242
		312
	Philippines — 0.3%
$40	Bangko Sentral Pilipinas 8.60%, 06/15/27 (m)	45
	Russia — 1.5%
	Russian Federation,
79	8.25%, 03/31/10 (m)	81
50	11.00%, 07/24/18 (m)	70
75	12.75%, 06/24/28 (m)	132
		283
	Trinidad & Tobago — 0.4%
50	Trinidad & Tobago Government International Bond, 9.75%, 07/01/20 (m)	64
	Venezuela — 1.0%
195	Venezuela Government International Bond, 9.38%, 01/13/34 (m)	193
	Total Foreign Government Securities (Cost $2,925)	2,854
	Mortgage Pass-Through Securities — 58.4%
	Federal Home Loan Mortgage Corp. Gold Pools,
9	6.00%, 05/01/17 (m)	9
30	6.00%, 01/01/35 (m)	30
	Federal Home Loan Mortgage Corp. Various Pools,
15	ARM, 5.42%, 06/01/37 (m)	15
30	ARM, 5.45%, 07/01/37	30
25	ARM, 5.60%, 06/01/37 (m)	24
2,270	TBA, 5.00%, 09/15/37 – 10/15/37	2,158
885	TBA, 5.50%, 09/15/37 – 10/15/37	864
	Federal National Mortgage Association Various Pools,
583	6.00%, 03/01/33 – 01/01/35 (m)	584
256	6.50%, 01/01/35 – 02/01/35 (m)	261
490	7.00%, 04/01/37 (m)	504
850	TBA, 4.50%, 09/25/22	815
1,425	TBA, 5.00%, 09/25/37	1,354
65	TBA, 5.50%, 10/25/37	64
1,765	TBA, 6.00%, 09/25/22 – 10/25/22	1,784
635	TBA, 6.00%, 09/25/37	634
500	TBA, 6.50%, 10/25/37	507
500	TBA, 7.00%, 09/25/36	514
	Government National Mortgage Association Pools,
390	TBA, 6.00%, 10/15/37	391
210	TBA, 6.50%, 09/15/37	214
	Total Mortgage Pass-Through Securities (Cost $10,757)	10,756
	Private Placements — 6.5%
1,143	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (f) (i) (Cost $1,143)	1,200
	U.S. Treasury Obligations — 1.9%
125	U.S. Treasury Bond, 5.50%, 08/15/28 (k) (m)	135
	U.S. Treasury Notes,
40	4.13%, 08/15/10 (k) (m)	40
15	4.50%, 05/15/10 (m)	15
10	4.50%, 11/30/11 (k) (m)	10
10	5.13%, 06/30/08 (k) (m)	10
140	5.13%, 06/30/11 (k) (m)	145
	Total U.S. Treasury Obligations (Cost $338)	355

SHARES
	Warrant — 0.0% (g)
—(h)	Startec Global Communications Corp., expires 05/15/08 (a) (e) (m) (Cost $— (h))	—
	Total Long-Term Investments (Cost $27,629)	27,138

NUMBER OF CONTRACTS
Options Purchased — 4.5%
	Call Options Purchased — 1.5%
12	90 Day Eurodollar Futures expiring 09/17/07 @ $94.50, American Style	2
2	90 Day Eurodollar Futures expiring 09/17/07 @ $94.75, American Style	1
29	90 Day Eurodollar Futures expiring 09/17/07 @ $95.75, American Style	3
5	90 Day Eurodollar Futures expiring 12/17/07 @ $95.00, American Style	1

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Call Options Purchased — Continued
	Call Options Purchased on Interest Rate Swaps:
32,258	Expiring 05/30/08. If exercised the Fund receives 3.96% and pays floating 3 month LIBOR expiring 06/03/10, European Style	90
13,610	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	175
	Total Call Options Purchased	272
	Receiver/Payer Straddle on Interest Rate Swaps — 2.6%
2,164	Expiring 06/09/08. If exercised the Fund receives/pays 5.88% and pays/receives floating 3 month LIBOR expiring 06/11/18, European Style	127
14,140	Expiring 10/02/08. If exercised the Fund receives/pays 4.46% and pays/receives floating 3 month LIBOR expiring 10/06/18, European Style	92
915	Expiring 01/25/27. If exercised the Fund receives/pays 5.47% and pays/receives floating 3 month LIBOR expiring 01/27/37, European Style	57
1,140	Expiring 01/25/27. If exercised the Fund receives/pays 5.47% and pays/receives floating 3 month LIBOR expiring 01/27/37, European Style	70
2,124	Expiring 03/22/27. If exercised the Fund receives/pays 5.38% and pays/receives floating 3 month LIBOR expiring 03/24/37, European Style	132
	Total Receiver/Payer Straddle on Interest Rate Swaps	478

NUMBER OF CONTRACTS
	Put Options Purchased — 0.4%
13	30 Day Fed Funds expiring 11/30/07 @ $94.75, American Style	—	(h)
120	90 Day Eurodollar Futures expiring 09/17/07 @ $94.38, American Style	12

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Put Options Purchased — Continued
	Put Options Purchased on Interest Rate Swaps:
24,336	Expiring 02/28/08. If exercised the Fund pays 4.20% and receives floating 3 month LIBOR expiring 03/03/10, European Style	67
	Total Put Options Purchased	79
	Total Options Purchased (Cost $1,004)	829

SHARES
Short-Term Investments — 6.4%
Investment Company — 6.3%
1,147	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,147)	1,147

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
20	U.S. Treasury Bill, 4.64%, 11/01/07 (k) (m) (n) (Cost $20)	20
	Total Short-Term Investments (Cost $1,167)	1,167
	Total Investments — 158.2% (Cost $29,800)	29,134
	Liabilities in Excess of Other Assets — (58.2)%	(10,714)
	NET ASSETS — 100.0%	$18,420

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   95

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	10 Year Swap Future	September, 2007	$423	$4
6	2 Year U.S. Treasury Notes	December, 2007	1,237	—	(h)
4	5 Year U.S. Treasury Notes	December, 2007	427	—	(h)
20	10 Year U.S. Treasury Notes	December, 2007	2,181	1
1	U.K. Treasury Gilt	December, 2007	216	—	(h)
1	Eurodollar	September, 2008	239	1
	Short Futures Outstanding
(6)	10 Year Swap Future	September, 2007	(635)	(9)
(1)	U.S. Long Bond	December, 2007	(112)	—	(h)
(12)	5 Year U.S. Treasury Notes	December, 2007	(1,280)	(4)
(8)	10 Year U.S. Treasury Notes	December, 2007	(872)	(1)
				$(8)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 8/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
300,000	TRY	09/28/07	$228	$229	$1

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 8/31/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
300,000	TRY	09/28/07	$229	$229	$—	(h)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (750)	FNMA, TBA, 5.00%, 10/25/37	$(713)
(695)	FNMA, TBA, 6.00%, 10/25/36	(694)
(725)	FNMA, TBA, 6.50%, 09/25/37	(736)
	(Proceeds received $2,126)	$(2,143)

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

OPTIONS WRITTEN
Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$111.00	10/26/07	26	$(10)
10 Year U.S. Treasury Note Futures	111.00	11/20/07	53	(29)
10 Year U.S. Treasury Note Futures	112.00	11/20/07	38	—
30 Day Federal Funds Futures, American Style	95.00	09/28/07	5	(2)
90 Day Eurodollar Futures, American Style	95.00	09/17/07	5	— (h)
90 Day Eurodollar Futures, American Style	96.00	09/17/07	58	— (h)
90 Day Eurodollar Futures, American Style	95.38	12/17/07	5	(2)
(Premiums received of $62)				$(43)

Call Options Written on Interest Rate Swaps ****

COUNTERPARTY	EXERCISE RATE*	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.46% semi-annually	05/30/08	06/03/10	$32,258	$(63)
(Premiums received of $55)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures	$106.00	11/20/07	31	$(7)
90 Day Eurodollar Futures, American Style	94.50	09/17/07	12	(3)
90 Day Eurodollar Futures, American Style	94.75	09/17/07	3	(2)
(Premiums received of $26)				$(12)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.99% semi-annually	11/02/09	11/04/19	$13,610	$(263)
Barclays Bank plc	5.20% semi-annually	02/28/08	03/03/10	24,336	(54)
(Premiums received of $307)					$(317)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE**	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	5.96% semi-annually	10/02/08	10/06/18	$12,124	$(111)
Barclays Bank plc	6.02% semi-annually	07/28/14	07/30/24	428	(38)
Lehman Brothers Special Financing	5.36% semi-annually	03/15/12	03/19/42	973	(149)
(Premiums received of $340)					$(298)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund would pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   97

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	$920	$(23)
Bank of America	5.89% semi-annually	3 month LIBOR quarterly	11/04/19	7,389	(231)
Barclays Bank plc	4.70% semi-annually	3 month LIBOR quarterly	03/03/10	11,925	6
Barclays Bank plc	4.71% semi-annually	3 month LIBOR quarterly	06/03/10	12,903	8
Barclays Bank plc	5.51% semi-annually	3 month LIBOR quarterly	08/03/17	609	(13)
Barclays Bank plc	3 month LIBOR quarterly	5.37% semi-annually	08/28/17	567	6
Barclays Bank plc	5.72% semi-annually	3 month LIBOR quarterly	10/06/18	817	(24)
Barclays Bank plc	5.87% semi-annually	3 month LIBOR quarterly	10/06/18	5,306	(215)
Barclays Bank plc	5.28% semi-annually	3 month LIBOR quarterly	03/26/32	161	2
Credit Suisse International	3 month LIBOR quarterly	5.50% semi-annually	08/03/17	629	13
Credit Suisse International	3 month LIBOR quarterly	5.28% semi-annually	08/29/17	426	2
Credit Suisse International	5.41% semi-annually	3 month LIBOR quarterly	01/26/32	84	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	08/14/12	900	7
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.50% semi-annually	08/06/17	262	5
Deutsche Bank AG, New York	5.43% semi-annually	3 month LIBOR quarterly	08/14/17	510	(8)
Deutsche Bank AG, New York	5.42% semi-annually	3 month LIBOR quarterly	01/26/32	106	1
Goldman Sachs Capital Management	5.53% semi-annually	3 month LIBOR quarterly	07/31/17	691	(16)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/12/17	125	— (h)
Union Bank of Switzerland AG	5.56% semi-annually	3 month LIBOR quarterly	06/12/17	610	(15)
					$(494)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank TuranAlem Finance BV, 8.50%, 02/10/15	HSBC Bank, N.A.	Sell	190 BPS quarterly	09/14/07	$220	$— (h)
CDX ..EM.7	Lehman Brothers Special Financing (1)	Buy	125 BPS quarterly	06/20/12	70	1
CDX ..EM.7	Morgan Stanley Capital Services (1)	Buy	125 BPS quarterly	06/20/12	70	1
CDX NA.HY.8	Credit Suisse International (2)	Sell	275 BPS quarterly	06/20/12	500	(23)
CDX NA.HY.8	Lehman Brothers Special Financing (2)	Sell	275 BPS quarterly	06/20/12	500	(24)
CDX NA.IG.8	Goldman Sachs Capital Management (1)	Buy	35 BPS quarterly	06/20/12	1,000	14
Countrywide Financial, 4.00%, 03/22/11	Goldman Sachs Capital Management	Sell	400 BPS quarterly	09/20/08	200	— (h)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	341 BPS semi-annually	07/20/17	120	11
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products	Buy	397 BPS semi-annually	08/20/17	30	2
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	350	(5)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	220	(3)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	580	(13)
Hanover Finance S.A., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	200	2
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(4)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	3
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	90	(7)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	120	(7)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	140	(7)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	342 BPS semi-annually	07/20/12	80	(4)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products	Sell	361 BPS semi-annually	07/20/12	70	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	$190	$(12)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	75	(6)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	50	(3)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	190	(12)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	130	(7)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	220	(20)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	470	(43)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	110	(10)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	202 BPS semi-annually	06/20/12	260	(25)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	120	(11)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Buy	258 BPS semi-annually	07/20/12	80	6
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	40	3
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	50	4
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	190	15
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	120	9
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	365 BPS semi-annually	08/20/12	80	(3)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	375 BPS semi-annually	08/20/12	60	(2)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	425 BPS semi-annually	08/20/12	40	(1)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	365 BPS semi-annually	08/20/12	290	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	341 BPS semi-annually	07/20/17	120	(15)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products	Sell	407 BPS semi-annually	08/20/17	30	(3)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	220	1
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	470	6
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	110	1
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	65.67 BPS semi-annually	06/20/12	260	4
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	120	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	20	— (h)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110	2
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110	2
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	50	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	710	16
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	1,110	(33)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	53 BPS semi-annually	08/20/12	130	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	150	(1)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	52.67 BPS semi-annually	08/20/12	620	(9)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	53 BPS semi-annually	08/20/12	210	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	310	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	150	(1)
Republic of Panama, 8.88%, 09/30/27	Lehman Brothers Special Financing	Buy	63 BPS semi-annually	06/20/12	940	18
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	940	(17)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	130	(4)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	80	(3)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	1,110	32
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	70	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	600	12
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	150	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   99

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	$120	$— (h)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	170	(15)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	20	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110	(10)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110	(10)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	50	(4)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	710	(52)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	90	7
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Sell	250.4 BPS semi-annually	07/20/12	165	(11)
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products	Buy	266 BPS semi-annually	07/20/12	70	4
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	268 BPS semi-annually	07/20/12	40	(2)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	130	8
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	235	(15)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	140	8
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	385 BPS semi-annually	08/20/12	40	1
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	350	4
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	220	3
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	50	(1)
						$(269)

(1)	Premiums paid of $19

(2)	Premiums received of $60

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	Bank of America Covered Bond, 5.50%, 06/14/12	$100.83	09/06/07	$920	$15
Barclays Bank plc (a)	U.S. Treasury Note, 4.63%, 07/31/12	100.22	09/05/07	1,000	(13)
Union Bank of Switzerland AG (b)	FNMA, 5.38%, 06/12/17	101.86	09/27/07	735	2
					$4

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 month LIBOR + 20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$200	$3
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	Total Return on OGK/ Rushydro’s 12/13/13	3 month LIBOR + 20 BPS	12/25/10	580	9
						$12

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

ABBREVIATIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(e)—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)

Fund	Market Value	Percentage
Bond Fund	$14,573	0.6%
Strategic Income Fund	1,200	6.5

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(r)—	Rates shown are per annum and payments are as described.

ADR—	American Depositary Receipt

AMBAC—	American Municipal Bond Assurance Corp.

ARM—	Adjustable Rate Mortgage

ARS—	Argentine Peso

AUD—	Australian Dollar

BPS—	Basis Points

BRL—	Brazilian Real

BUBOR—	Budapest Interbank Offered Rate

CAD—	Canadian Dollar

CAD-BA—	Canadian Bank Bill Overnight Rate

CHF—	Swiss Franc

CMBS—	Commercial Mortgage Backed Security

CMO—	Collateralized Mortgage Obligation

COP—	Colombian Peso

EGP—	Egyptian Pound

EUR—	Euro

EURIBOR—	Euro Interbank Offered Rate

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The rate shown is the rate in effect as of August 31, 2007.

GBP—	British Pound

GDP—	Gross Domestic Product

GNMA—	Government National Mortgage Association

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HUF—	Hungarian Forint

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The principal shown is the rate in effect as of August 31, 2007. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JIBAR—	Johannesburg Interbank Offered Rate

JPY—	Japanese Yen

LIBOR—	London Interbank Offered Rate

MBIA—	Municipal Bond Insurance Association

MXN—	Mexican Peso

NIM—	Net Interest Margin

NOK—	Norwegian Krone

NZD—	New Zealand Dollar

PEN—	Peruvian Nuevo Sol

PLN—	Polish Zloty

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RACERS—	Restructured Asset Certificates with Enhanced Returns.

REMICS—	Real Estate Mortgage Investment Conduits

Rev.—	Revenue Bond

SEK—	Swedish Krona

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   101

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2007 (Unaudited)

TBA—	To Be Announced

TIPS—	Treasury Inflation Protected Securities

TRAINS—	Targeted Return Index

TFX—	Tokyo Financial Exchange

TRY—	New Turkish Lira

USD—	United States Dollar

UYU—	Uruguayan Peso

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of August 31, 2007.

WIBOR—	Warsaw Interbank Offered Rate

ZAR—	South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$3,403,468	$233,113	$185,565	$79,692
Investments in affiliates, at value	61,335	8,749	29,692	1,734
Total investment securities, at value	3,464,803	241,862	215,257	81,426
Cash	—	—	—	1,122
Foreign currency, at value	501	692	2	475
Receivables:
Investment securities sold	4,032,072	1,329	10,268	37,996
Fund shares sold	5,146	1,304	4	45
Interest and dividends	19,799	3,776	813	248
Tax reclaims	161	28	—	—
Variation margin on futures contracts	2,049	—	42	43
Unrealized appreciation on forward foreign currency exchange contracts	32	38	—	56
Outstanding swap contracts, at value	36,953	1,655	68	511
Prepaid expenses and other assets	—	—	—	—	(b)
Total Assets	7,561,516	250,684	226,454	121,922

LIABILITIES:
Payables:
Due to custodian	35,729	51	395	—
Dividends	6,557	777	260	21
Investment securities purchased	4,618,831	3,061	35,839	44,752
Securities sold short, at value	466,863	—	—	4,300
Fund shares redeemed	2,643	124	—	—	(b)
Variation margin on futures contracts	2,681	108	29	—
Unrealized depreciation on forward foreign currency exchange contracts	7	32	—	62
Outstanding options written, at fair value	21,340	—	—	807
Outstanding swap contracts, at value	62,908	4,343	217	1,364
Accrued liabilities:
Investment advisory fees	542	142	17	—
Administration fees	184	21	4	1
Shareholder servicing fees	401	47	—	8
Distribution fees	13	4	—	—	(b)
Custodian and accounting fees	78	22	8	11
Trustees’ and Chief Compliance Officer’s fees	13	1	2	—	(b)
Other	70	68	62	26
Total Liabilities	5,218,860	8,801	36,833	51,352
Net Assets	$2,342,656	$241,883	$189,621	$70,570

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
NET ASSETS:
Paid in capital	$2,442,110	$245,982	$202,342	$74,322
Accumulated undistributed (distributions in excess of) net investment income	(2,528)	961	8	25
Accumulated net realized gains (losses)	(35,059)	2,772	(8,891)	(2,212)
Net unrealized appreciation (depreciation)	(61,867)	(7,832)	(3,838)	(1,565)
Total Net Assets	$2,342,656	$241,883	$189,621	$70,570

Net Assets:
Class A	$26,057	$5,982	$—	$522
Class B	3,999	—	—	—
Class C	7,128	3,663	—	56
R Class	—	19,772	—	—
Select Class	1,716,159	212,466	—	63,782
Institutional Class	430,382	—	189,621	6,210
Ultra	158,931	—	—	—
Total	$2,342,656	$241,883	$189,621	$70,570

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,880	714	—	56
Class B	445	—	—	—
Class C	789	438	—	6
R Class	—	2,359	—	—
Select Class	191,640	25,344	—	6,838
Institutional Class	48,074	—	19,924	665
Ultra	17,753	—	—	—

Net Asset Value:
Class A — Redemption price per share	$9.05	$8.37	$—	$9.30
Class B — Offering price per share (a)	8.98	—	—	—
Class C — Offering price per share (a)	9.03	8.37	—	9.27
R Class — Offering and redemption price per share	—	8.38	—	—
Select Class — Offering and redemption price per share	8.96	8.38	—	9.33
Institutional Class — Offering and redemption price per share	8.95	—	9.52	9.34
Ultra — Offering and redemption price per share	8.95	—	—	—
Class A maximum sales charge	3.75%	3.75%	—	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$9.40	$8.70	$—	$9.66

Cost of investments	$3,503,793	$247,057	$218,707	$82,259
Cost of foreign currency	510	677	2	467
Proceeds received from short positions	470,323	—	—	4,305
Premiums received from options written	23,509	—	—	852
Premiums paid on swaps	1,936	—	189	29
Premiums received from swaps	1,637	—	—	—

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
ASSETS:
Investments in non-affiliates, at value	$2,204,044	$352,451	$27,987
Investments in affiliates, at value	275,364	10,930	1,147
Total investment securities, at value	2,479,408	363,381	29,134
Cash	—	—	—
Foreign currency, at value	1,132	—	26
Receivables:
Investment securities sold	984,288	98,168	20,564
Fund shares sold	3,386	37	78
Interest and dividends	15,172	2,641	184
Variation margin on futures contracts	335	117	19
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1
Outstanding swap contracts, at value	18,145	1,117	298
Due from advisor	—	—	9
Total Assets	3,501,866	465,461	50,313

LIABILITIES:
Payables:
Due to Custodian	3,881	74	78
Dividends	7,522	1,085	39
Investment securities purchased	1,179,078	136,889	27,637
Securities sold short, at value	265,922	3,906	2,143
Fund shares redeemed	426	313	59
Variation margin on futures contracts	316	215	21
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	(b)
Outstanding options written, at fair value	7,964	1,705	733
Outstanding swap contracts, at value	36,112	2,466	1,045
Accrued liabilities:
Investment advisory fees	371	55	—	(b)
Administration fees	87	23	—
Shareholder servicing fees	316	47	3
Distribution fees	2	52	6
Custodian and accounting fees	37	27	35
Trustees’ and Chief Compliance Officer’s fees	11	7	—	(b)
Other	46	174	94
Total Liabilities	1,502,091	147,038	31,893
Net Assets	$1,999,775	$318,423	$18,420

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
NET ASSETS:
Paid in capital	$2,064,375	$356,985	$41,289
Accumulated undistributed (distributions in excess of) net investment income	(50)	(1)	40
Accumulated net realized gains (losses)	(27,450)	(31,532)	(21,570)
Net unrealized appreciation (depreciation)	(37,100)	(7,029)	(1,339)
Total Net Assets	$1,999,775	$318,423	$18,420

Net Assets:
Class A	$11,163	$26,019	$6,998
Class B	—	—	4,361
Class C	—	—	2,303
Class M	—	153,898	—
Select Class	1,495,105	138,506	1,659
Institutional Class	493,507	—	3,099
Total	$1,999,775	$318,423	$18,420

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,198	2,665	803
Class B	—	—	500
Class C	—	—	264
Class M	—	15,759	—
Select Class	160,372	14,155	190
Institutional Class	52,936	—	355

Net Asset Value:
Class A — Redemption price per share	$9.32	$9.76	$8.72
Class B — Offering price per share (a)	—	—	8.72
Class C — Offering price per share (a)	—	—	8.72
Class M — Offering price per share	—	9.77	—
Select Class — Offering and redemption price per share	9.32	9.79	8.72
Institutional Class — Offering and redemption price per share	9.32	—	8.72
Class A maximum sales charge	2.25%	2.25%	3.75%
Class A maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$9.53	$9.98	$9.06
Class M maximum sales charge	—	1.50%	—
Class M maximum public offering price per share (net asset value per share/100% – maximum sales charge)	$—	$9.92	$—
Cost of investments	$2,497,442	$368,959	$29,800
Cost of foreign currency	1,131	—	26
Proceeds received from short positions	263,489	3,889	2,126
Premiums received from options written	8,688	1,846	790
Premiums paid on swaps	2,556	140	19
Premiums received from swaps	2,845	39	60

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited)

(Amounts in thousands)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
INVESTMENT INCOME:
Interest income	$65,875	$6,869	$5,058	$2,755
Dividend income from affiliates (b)	2,192	224	356	104
Foreign taxes withheld	—	(6)	— (a)	—
Total investment income	68,067	7,087	5,414	2,859

EXPENSES:
Investment advisory fees	3,488	714	239	122
Administration fees	1,158	101	95	35
Distribution fees:
Class A	32	7	—	1
Class B	14	—	—	—
Class C	25	9	—	—	(a)
Shareholder servicing fees:
Class A	32	7	—	1
Class B	5	—	—	—
Class C	8	3	—	—	(a)
R Class	—	4	—	—
Select Class	2,127	224	—	79
Institutional Class	212	—	96	3
Custodian and accounting fees	170	44	18	31
Interest expense	7	—	—	—
Professional fees	132	55	43	79
Trustees’ and Chief Compliance Officers’ fees	19	2	2	1
Printing and mailing costs	122	26	4	1
Registration and filing fees	43	23	6	12
Transfer agent fees	83	42	4	24
Other	9	3	1	2
Total expenses	7,686	1,264	508	391
Less amounts waived	(561)	(13)	(316)	(166)
Less earnings credits	(52)	(1)	(1)	(1)
Less expense reimbursements	—	—	—	—	(a)
Net expenses	7,073	1,250	191	224
Net investment income (loss)	60,994	5,837	5,223	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$(16,642)	$(668)	$(1,225)	$(10)
Securities sold short	14,117	—	—	213
Written options	(3,465)	—	(4)	79
Futures	(19,916)	1,103	(445)	(474)
Swaps	22,967	186	565	319
Foreign currency transactions	9	164	— (a)	29
Net realized gain (loss)	(2,930)	785	(1,109)	156
Change in net unrealized appreciation (depreciation) of:
Investments	(51,964)	(10,594)	(3,626)	(761)
Securities sold short	7,389	—	—	49
Written options	(5,202)	—	—	(190)
Futures	(2,523)	(64)	35	122
Swaps	(36,891)	(3,038)	(425)	(905)
Foreign currency translations	(57)	(32)	(1)	9
Change in net unrealized appreciation (depreciation)	(89,248)	(13,728)	(4,017)	(1,676)
Net realized/unrealized gains (losses)	(92,178)	(12,943)	(5,126)	(1,520)
Change in net assets resulting from operations	$(31,184)	$(7,106)	$97	$1,115

(a)	Amount rounds to less than $1,000.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   109

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2007 (Unaudited) (continued)

(Amounts in thousands)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
INVESTMENT INCOME:
Interest income	$45,997	$8,649	$712
Dividend income	257	—	—
Dividend income from affiliates (b)	5,894	300	13
Foreign taxes withheld	—	(3)	—
Total investment income	52,148	8,946	725

EXPENSES:
Investment advisory fees	2,335	426	51
Administration fees	930	170	11
Distribution fees:
Class A	13	35	10
Class B	—	—	19
Class C	—	—	10
Class M	—	292	5
Shareholder servicing fees:
Class A	13	35	10
Class B	—	—	6
Class C	—	—	3
Class M	—	209	3
Select Class	1,719	182	2
Institutional Class	241	—	2
Custodian and accounting fees	93	36	32
Interest expense	1	—	—	(a)
Professional fees	107	85	50
Trustees’ and Chief Compliance Officers’ fees	15	3	—	(a)
Printing and mailing costs	79	30	19
Registration and filing fees	15	1	32
Transfer agent fees	38	31	28
Other	7	50	2
Total expenses	5,606	1,585	295
Less amounts waived	(1,021)	(276)	(64)
Less earnings credits	(39)	(4)	—	(a)
Less expense reimbursements	—	—	(88)
Net expenses	4,546	1,305	143
Net investment income (loss)	47,602	7,641	582

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$(5,392)	$(1,700)	$78
Securities sold short	8,781	1,255	114
Written options	(2,759)	214	103
Futures	(9,668)	(482)	(144)
Swaps	7,220	2,945	347
Foreign currency transactions	(201)	—	(2)
Net realized gain (loss)	(2,019)	2,232	496
Change in net unrealized appreciation (depreciation) of:
Investments	(15,373)	(2,182)	(822)
Securities sold short	(2,492)	99	(19)
Written options	(1,547)	(483)	(211)
Futures	938	307	(11)
Swaps	(22,600)	(2,591)	(710)
Foreign currency translations	19	—	(4)
Change in net unrealized appreciation (depreciation)	(41,055)	(4,850)	(1,777)
Net realized/unrealized gains (losses)	(43,074)	(2,618)	(1,281)
Change in net assets resulting from operations	$4,528	$5,023	$(699)

(a)	Amount rounds to less than $1,000.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$60,994	$47,835	$54,198	$5,837	$3,194	$4,266
Net realized gain (loss)	(2,930)	(3,874)	(31,678)	785	3,159	137
Change in net unrealized appreciation (depreciation)	(89,248)	28,712	7,040	(13,728)	2,325	1,186
Change in net assets resulting from operations	(31,184)	72,673	29,560	(7,106)	8,678	5,589

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(653)	(440)	(450)	(129)	(30)	— (d)
From net realized gains	—	—	(198)	—	(3)	—
Class B
From net investment income	(86)	(68)	(97)	—	—	—
From net realized gains	—	—	(68)	—	—	—
Class C
From net investment income	(148)	(90)	(55)	(59)	(16)	— (d)
From net realized gains	—	—	(24)	—	(2)	—
R Class
From net investment income	—	—	—	(441)	(172)	(33)
From net investment income	—	—	—	—	(21)	—
Select Class
From net investment income	(44,697)	(35,814)	(35,004)	(4,551)	(3,055)	(4,005)
From net realized gains	—	—	(5,719)	—	(378)	(6,019)
Institutional Class
From net investment income	(11,327)	(9,118)	(11,743)	—	—	—
From net realized gains	—	—	(6,859)	—	—	—
Ultra
From net investment income	(4,426)	(4,125)	(6,786)	—	—	—
From net realized gains	—	—	(3,926)	—	—	—
Total distributions to shareholders	(61,337)	(49,655)	(70,929)	(5,180)	(3,677)	(10,057)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	385,218	286,861	1,184,150	116,691	12,560	89,788
Voluntary contribution from Advisor	—	—	—	—	—	149

NET ASSETS:
Change in net assets	292,697	309,879	1,142,781	104,405	17,561	85,469
Beginning of period	2,049,959	1,740,080	597,299	137,478	119,917	34,448
End of period	$2,342,656	$2,049,959	$1,740,080	$241,883	$137,478	$119,917
Accumulated undistributed (distributions in excess of) net investment income	$(2,528)	$(2,185)	$961	$961	$304	$96

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Class A and Class C Shares commenced operations on June 30, 2006 for the Emerging Markets Debt Fund.

(c)	R Class Shares commenced operations on May 15, 2006 for the Emerging Markets Debt Fund.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,223	$4,782	$7,038	$2,635	$384	$2,917
Net realized gain (loss)	(1,109)	(267)	(611)	156	(747)	(1,595)
Change in net unrealized appreciation (depreciation)	(4,017)	147	(213)	(1,676)	1,035	(924)
Change in net assets resulting from operations	97	4,662	6,214	1,115	672	398

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	(25)	(4)	(12)
Class C
From net investment income	—	—	—	(1)	— (b)	(1)
Select Class
From net investment income	—	—	—	(2,425)	(421)	(2,740)
Institutional Class
From net investment income	(5,214)	(4,780)	(6,984)	(240)	(45)	(22)
Total distributions to shareholders	(5,214)	(4,780)	(6,984)	(2,691)	(470)	(2,775)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	11,636	51,982	(31,336)	3,623	7,887	62,811

NET ASSETS:
Change in net assets	6,519	51,864	(32,106)	2,047	8,089	60,434
Beginning of period	183,102	131,238	163,344	68,523	60,434	—
End of period	$189,621	$183,102	$131,238	$70,570	$68,523	$60,434
Accumulated undistributed (distributions in excess of) net investment income	$8	$(1)	$(1)	$25	$81	$23

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$47,602	$32,784	$33,666	$7,641	$10,472	$31,910
Net realized gain (loss)	(2,019)	(7,569)	(7,631)	2,232	(5,863)	(14,116)
Change in net unrealized appreciation (depreciation)	(41,055)	10,895	(835)	(4,850)	6,622	(649)
Change in net assets resulting from operations	4,528	36,110	25,200	5,023	11,231	17,145
Net equalization credits (debits)	—	—	—	(77)	(294)	(370)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(248)	(203)	(203)	(635)	(641)	(1,562)
Class M
From net investment income	—	—	—	(3,520)	(4,320)	(10,192)
Select Class
From net investment income	(34,373)	(23,067)	(14,040)	(3,453)	(5,787)	(18,630)
Institutional Class
From net investment income	(12,480)	(10,655)	(19,301)	—	—	—
Total distributions to shareholders	(47,101)	(33,925)	(33,544)	(7,608)	(10,748)	(30,384)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	389,050	624,844	400,725	(31,036)	(265,006)	(214,576)

NET ASSETS:
Change in net assets	346,477	627,029	392,381	(33,698)	(264,817)	(228,185)
Beginning of period	1,653,298	1,026,269	633,888	352,121	616,938	845,123
End of period	$1,999,775	$1,653,298	$1,026,269	$318,423	$352,121	$616,938
Accumulated undistributed (distributions in excess of) net investment income	$(50)	$(551)	$1,310	$(1)	$(34)	$190

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$582	$573	$994
Net realized gain (loss)	496	(160)	(447)
Change in net unrealized appreciation (depreciation)	(1,777)	546	156
Change in net assets resulting from operations	(699)	959	703
Net equalization credits (debits)	(9)	(2)	5

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(186)	(185)	(265)
Class B
From net investment income	(111)	(133)	(314)
Class C
From net investment income	(59)	(73)	(136)
Class M
From net investment income	(40)	(77)	(207)
Select Class
From net investment income	(44)	(48)	(113)
Institutional Class
From net investment income	(98)	(101)	(151)
Total distributions to shareholders	(538)	(617)	(1,186)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(4,939)	(783)	3,224

NET ASSETS:
Change in net assets	(6,185)	(443)	2,746
Beginning of period	24,605	25,048	22,302
End of period	$18,420	$24,605	$25,048
Accumulated undistributed (distributions in excess of) net investment income	$40	$(4)	$73

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,952	$9,853	$13,249	$7,288	$2,130	$40
Dividends and distributions reinvested	518	365	575	88	8	—	(d)
Cost of shares redeemed	(7,623)	(3,778)	(5,735)	(3,143)	(55)	—
Redemption fees	—	—	—	1	— (d)	—	(d)
Change in net assets from Class A capital transactions	$6,847	$6,440	$8,089	$4,234	$2,083	$40
Class B
Proceeds from shares issued	$1,176	$1,112	$1,245	$—	$—	$—
Dividends and distributions reinvested	61	44	87	—	—	—
Cost of shares redeemed	(653)	(444)	(665)	—	—	—
Change in net assets from Class B capital transactions	$584	$712	$667	$—	$—	$—
Class C
Proceeds from shares issued	$3,128	$2,903	$2,350	$2,683	$1,292	$26
Dividends and distributions reinvested	86	54	67	47	15	—	(d)
Cost of shares redeemed	(962)	(431)	(225)	(197)	(16)	—
Redemption fees	—	—	—	— (d)	— (d)	—	(d)
Change in net assets from Class C capital transactions	$2,252	$2,526	$2,192	$2,533	$1,291	$26
R Class
Proceeds from shares issued	$—	$—	$—	$12,414	$5,842	$2,254
Dividends and distributions reinvested	—	—	—	441	193	33
Cost of shares redeemed	—	—	—	(626)	(130)	—
Redemption fees	—	—	—	2	— (d)	—	(d)
Change in net assets from R Class capital transactions	$—	$—	$—	$12,231	$5,905	$2,287
Select Class
Proceeds from shares issued	$531,913	$450,726	$597,386	$114,757	$31,105	$118,045
Subscriptions in-kind (Note 8)	—	—	744,265	—	—	—
Dividends and distributions reinvested	12,507	3,800	10,560	1,436	1,367	7,995
Cost of shares redeemed	(220,028)	(321,936)	(226,087)	(18,526)	(29,193)	(38,629)
Redemption fees	—	—	—	26	2	24
Change in net assets from Select Class capital transactions	$324,392	$132,590	$1,126,124	$97,693	$3,281	$87,435
Institutional Class
Proceeds from shares issued	$97,441	$241,014	$115,518	$—	$—	$—
Dividends and distributions reinvested	6,336	5,432	12,418	—	—	—
Cost of shares redeemed	(55,622)	(116,742)	(108,417)	—	—	—
Change in net assets from Institutional Class capital transactions	$48,155	$129,704	$19,519	$—	$—	$—
Ultra
Proceeds from shares issued	$6,740	$24,334	$54,168	$—	$—	$—
Dividends and distributions reinvested	2,297	2,196	5,728	—	—	—
Cost of shares redeemed	(6,049)	(11,641)	(32,337)	—	—	—
Change in net assets from Ultra capital transactions	$2,988	$14,889	$27,559	$—	$—	$—
Total change in net assets from capital transactions	$385,218	$286,861	$1,184,150	$116,691	$12,560	$89,788

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Class A Shares and Class C Shares was June 30, 2006.

(c)	Commencement of offering of R Class Shares on May 15, 2006.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Bond Fund			Emerging Markets Debt Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
SHARE TRANSACTIONS:
Class A
Issued	1,495	1,053	1,415	813	247	5
Reinvested	56	39	62	10	1	—	(d)
Redeemed	(827)	(404)	(615)	(356)	(6)	—
Change in Class A Shares	724	688	862	467	242	5
Class B
Issued	127	120	134	—	—	—
Reinvested	7	5	9	—	—	—
Redeemed	(71)	(48)	(71)	—	—	—
Change in Class B Shares	63	77	72	—	—	—
Class C
Issued	336	311	251	302	150	3
Reinvested	9	6	7	6	2	—	(d)
Redeemed	(104)	(46)	(24)	(23)	(2)	—
Change in Class C Shares	241	271	234	285	150	3
R Class
Issued	—	—	—	1,396	686	285
Reinvested	—	—	—	51	22	4
Redeemed	—	—	—	(69)	(16)	—
Change in R Class Shares	—	—	—	1,378	692	289
Select Class
Issued	57,465	48,649	64,971	12,951	3,581	13,930
Subscriptions in-kind (Note 8)	—	—	80,114	—	—	—
Reinvested	1,369	410	1,138	164	158	969
Redeemed	(24,009)	(34,689)	(24,545)	(2,128)	(3,373)	(4,616)
Change in Select Class Shares	34,825	14,370	121,678	10,987	366	10,283
Institutional Class
Issued	10,622	25,948	12,514	—	—	—
Reinvested	693	586	1,339	—	—	—
Redeemed	(6,084)	(12,543)	(11,627)	—	—	—
Change in Institutional Class Shares	5,231	13,991	2,226	—	—	—
Ultra
Issued	732	2,614	5,754	—	—	—
Reinvested	251	237	617	—	—	—
Redeemed	(661)	(1,255)	(3,479)	—	—	—
Change in Ultra Shares	322	1,596	2,892	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of offering of Class A Shares and Class C Shares was June 30, 2006.

(c)	Commencement of offering of R Class Shares on May 15, 2006.

(d)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$—	$179	$67		$691
Dividends and distributions reinvested	—	—	—	17	3		6
Cost of shares redeemed	—	—	—	(287)	(24)		(107)
Change in net assets from Class A capital transactions	$—	$—	$—	$(91)	$46		$590
Class C
Proceeds from shares issued	$—	$—	$—	$44	$3		$24
Dividends and distributions reinvested	—	—	—	1	—	(c)	1
Cost of shares redeemed	—	—	—	(15)	—		— (c)
Change in net assets from Class C capital transactions	$—	$—	$—	$30	$3		$25
Select Class
Proceeds from shares issued	$—	$—	$—	$2,521	$2,300		$60,834
Dividends and distributions reinvested	—	—	—	2,425	421		1,957
Cost of shares redeemed	—	—	—	(1,502)	—		(1,530)
Change in net assets from Select Class capital transactions	$—	$—	$—	$3,444	$2,721		$61,261
Institutional Class
Proceeds from shares issued	$93,764	$73,528	$93,886	$200	$5,110		$928
Dividends and distributions reinvested	3,749	3,669	6,204	40	7		22
Cost of shares redeemed	(85,877)	(25,215)	(131,426)	—	—		(15)
Change in net assets from Institutional Class capital transactions	$11,636	$51,982	$(31,336)	$240	$5,117		$935
Total change in net assets from capital transactions	$11,636	$51,982	$(31,336)	$3,623	$7,887		$62,811

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Enhanced Income Fund			Real Return Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
SHARE TRANSACTIONS:
Class A
Issued	—	—	—	19	7		72
Reinvested	—	—	—	2	—	(c)	—	(c)
Redeemed	—	—	—	(31)	(2)		(11)
Change in Class A Shares	—	—		(10)	5		61
Class C
Issued	—	—	—	5	—	(c)	3
Reinvested	—	—	—	— (c)	—	(c)	—	(c)
Redeemed	—	—	—	(2)	—		—	(c)
Change in Class C Shares	—	—	—	3	—	(c)	3
Select Class
Issued	—	—	—	268	247		6,135
Reinvested	—	—	—	259	44		207
Redeemed	—	—	—	(161)	—		(161)
Change in Select Class Shares	—	—	—	366	291		6,181
Institutional Class
Issued	9,601	7,523	9,579	22	539		98
Reinvested	387	376	635	4	1		2
Redeemed	(8,836)	(2,575)	(13,408)	—	—		(1)
Change in Institutional Class Shares	1,152	5,324	(3,194)	26	540		99

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,150	$4,315	$3,712	$5,813	$1,081	$4,577
Dividends and distributions reinvested	234	193	197	598	582	1,410
Cost of shares redeemed	(2,490)	(1,831)	(1,428)	(4,822)	(9,574)	(14,049)
Change in net assets from Class A capital transactions	$2,894	$2,677	$2,481	$1,589	$(7,911)	$(8,062)
Class M
Proceeds from shares issued	$—	$—	$—	$— (b)	$—	$388
Dividends and distributions reinvested	—	—	—	— (b)	—	1
Cost of shares redeemed	—	—	—	(20,637)	(33,459)	(157,508)
Change in net assets from Class M capital transactions	$—	$—	$—	$(20,637)	$(33,459)	$(157,119)
Select Class
Proceeds from shares issued	$443,472	$704,823	$560,733	$8,301	$12,169	$103,808
Dividends and distributions reinvested	2,192	1,999	2,346	159	270	728
Cost of shares redeemed	(108,942)	(158,187)	(79,887)	(20,448)	(236,075)	(153,931)
Change in net assets from Select Class capital transactions	$336,722	$548,635	$483,192	$(11,988)	$(223,636)	$(49,395)
Institutional Class
Proceeds from shares issued	$89,243	$240,826	$141,259	$—	$—	$—
Dividends and distributions reinvested	6,808	7,005	13,896	—	—	—
Cost of shares redeemed	(46,617)	(174,299)	(240,103)	—	—	—
Change in net assets from Institutional Class capital transactions	$49,434	$73,532	$(84,948)	$—	$—	$—
Total change in net assets from capital transactions	$389,050	$624,844	$400,725	$(31,036)	$(265,006)	$(214,576)

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Short Term Bond Fund			Short Term Bond Fund II
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	543	454	389	591	110	464
Reinvested	25	20	21	61	59	143
Redeemed	(264)	(192)	(150)	(491)	(973)	(1,423)
Change in Class A Shares	304	282	260	161	(804)	(816)
Class M
Issued	—	—	—	— (b)	—	39
Reinvested	—	—	—	— (b)	—	— (b)
Redeemed	—	—	—	(2,101)	(3,403)	(15,882)
Change in Class M Shares	—	—	—	(2,101)	(3,403)	(15,843)
Select Class
Issued	46,688	73,963	58,968	845	1,234	10,490
Reinvested	232	210	247	16	28	74
Redeemed	(11,475)	(16,585)	(8,372)	(2,078)	(23,939)	(15,572)
Change in Select Class Shares	35,445	57,588	50,843	(1,217)	(22,677)	(5,008)
Institutional Class
Issued	9,391	25,250	14,788	—	—	—
Reinvested	719	736	1,460	—	—	—
Redeemed	(4,904)	(18,245)	(25,159)	—	—	—
Change in Institutional Class Shares	5,206	7,741	(8,911)	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,213	$1,526	$4,254
Dividends and distributions reinvested	106	105	156
Cost of shares redeemed	(1,578)	(683)	(1,650)
Redemption fees	—	—	1
Change in net assets from Class A capital transactions	$(259)	$948	$2,761
Class B
Proceeds from shares issued	$306	$315	$909
Dividends and distributions reinvested	69	78	179
Cost of shares redeemed	(1,229)	(971)	(1,660)
Redemption fees	—	—	2
Change in net assets from Class B capital transactions	$(854)	$(578)	$(570)
Class C
Proceeds from shares issued	$378	$428	$1,583
Dividends and distributions reinvested	37	46	89
Cost of shares redeemed	(1,062)	(707)	(970)
Redemption fees	—	—	1
Change in net assets from Class C capital transactions	$(647)	$(233)	$703
Class M
Proceeds from shares issued	$—	$—	$7
Dividends and distributions reinvested	— (b)	—	18
Cost of shares redeemed	(2,948)	(509)	(1,518)
Redemption fees	—	—	1
Change in net assets from Class M capital transactions	$(2,948)	$(509)	$(1,492)
Select Class
Proceeds from shares issued	$241	$191	$984
Dividends and distributions reinvested	37	40	94
Cost of shares redeemed	(147)	(425)	(1,123)
Redemption fees	—	—	— (b)
Change in net assets from Select Class capital transactions	$131	$(194)	$(45)
Institutional Class
Proceeds from shares issued	$866	$106	$2,481
Dividends and distributions reinvested	53	60	144
Cost of shares redeemed	(1,281)	(383)	(759)
Redemption fees	—	—	1
Change in net assets from Institutional Class capital transactions	$(362)	$(217)	$1,867
Total change in net assets from capital transactions	$(4,939)	$(783)	$3,224

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Strategic Income Fund
	Six Months Ended 8/31/2007 (Unaudited)	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	133	166	469
Reinvested	12	11	17
Redeemed	(176)	(74)	(180)
Change in Class A Shares	(31)	103	306
Class B
Issued	33	34	100
Reinvested	8	9	20
Redeemed	(136)	(106)	(182)
Change in Class B Shares	(95)	(63)	(62)
Class C
Issued	42	47	175
Reinvested	4	5	10
Redeemed	(117)	(77)	(107)
Change in Class C Shares	(71)	(25)	78
Class M
Issued	—	—	1
Reinvested	— (b)	—	2
Redeemed	(324)	(55)	(166)
Change in Class M Shares	(324)	(55)	(163)
Select Class
Issued	26	21	108
Reinvested	4	4	10
Redeemed	(16)	(46)	(124)
Change in Select Class Shares	14	(21)	(6)
Institutional Class
Issued	99	11	271
Reinvested	6	7	16
Redeemed	(148)	(42)	(84)
Change in Institutional Class Shares	(43)	(24)	203

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.40	$0.23		$(0.35)	$(0.12)	$(0.23)	$—	$—		$(0.23)
September 1, 2006 through February 28, 2007 (d)	9.29	0.22		0.12	0.34	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.85	0.41		(0.28)	0.13	(0.42)	(0.27)	—		(0.69)
Year Ended August 31, 2005	10.05	0.36		0.13	0.49	(0.39)	(0.30)	—		(0.69)
Year Ended August 31, 2004	10.03	0.32		0.32	0.64	(0.32)	(0.30)	—		(0.62)
Year Ended August 31, 2003	10.07	0.40		0.04	0.44	(0.40)	(0.08)	—		(0.48)
November 1, 2001 to August 31, 2002 (e)	10.08	0.31		0.05	0.36	(0.31)	(0.06)	—		(0.37)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.73	0.23		(0.39)	(0.16)	(0.20)	—	—		(0.20)
September 1, 2006 through February 28, 2007 (d)	8.39	0.21		0.37	0.58	(0.21)	(0.03)	—		(0.24)
June 30, 2006 (f) through August 31, 2006	7.93	0.08		0.46	0.54	(0.08)	—	—		(0.08)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.52	0.34		(0.21)	0.13	(0.35)	—	—		(0.35)
September 1, 2006 through February 28, 2007 (d)	9.51	0.04		0.03	0.07	(0.06)	—	—		(0.06)
Year ended August 31, 2006 (g)	10.00	0.42		(0.46)	(0.04)	(0.45)	—	—		(0.45)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.52	0.23		(0.20)	0.03	(0.23)	—	—		(0.23)
September 1, 2006 through February 28, 2007 (d)	9.50	0.22		0.03	0.25	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.64	0.42		(0.15)	0.27	(0.41)	—	—		(0.41)
Year Ended August 31, 2005	9.84	0.31		(0.19)	0.12	(0.32)	—	—		(0.32)
Year Ended August 31, 2004	9.85	0.20		(0.01)	0.19	(0.20)	—	—		(0.20)
Year Ended August 31, 2003	10.03	0.24		(0.03)	0.21	(0.25)	(0.14)	—		(0.39)
November 1, 2001 to August 31, 2002 (e)	10.01	0.27		0.05	0.32	(0.26)	(0.04)	—		(0.30)

Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	9.84	0.22		(0.08)	0.14	(0.22)	—	—		(0.22)
September 1, 2006 through February 28, 2007 (d)	9.84	0.22	(h)	0.02	0.24	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	10.02	0.45		(0.20)	0.25	(0.43)	—	—		(0.43)
Year Ended August 31, 2005	10.21	0.31		(0.20)	0.11	(0.30)	—	—		(0.30)
Year Ended August 31, 2004	10.23	0.21	(h)	(0.02)	0.19	(0.21)	—	—	(i)	(0.21)
Year Ended August 31, 2003	10.33	0.23	(h)	(0.04)	0.19	(0.24)	(0.05)	—	(i)	(0.29)
November 1, 2001 through August 31, 2002 (e)	10.38	0.25		0.06	0.31	(0.25)	(0.11)	—		(0.36)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.24	(h)	(0.53)	(0.29)	(0.23)	—	—		(0.23)
September 1, 2006 through February 28, 2007 (d)	9.11	0.22	(h)	0.15	0.37	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.33	0.43	(h)	(0.14)	0.29	(0.51)	—	—		(0.51)
Year Ended August 31, 2005	9.08	0.30		0.33	0.63	(0.38)	—	—		(0.38)
Year Ended August 31, 2004	8.92	0.48	(h)	0.15	0.63	(0.47)	—	—		(0.47)
Year Ended August 31, 2003	8.64	0.40	(h)	0.31	0.71	(0.43)	—	—		(0.43)
November 1, 2001 to August 31, 2002 (e)	8.91	0.55		(0.33)	0.22	(0.47)	(0.02)	—		(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of offering of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based on average shares outstanding.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

(k)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$—		$9.05	(1.26)%	$26,057	0.75%		5.11%	0.95%		379%
—		9.40	3.72%	20,271	0.75		4.89	0.95		357
—		9.29	1.42	13,632	0.75		4.55	0.97		711
—		9.85	5.06	5,963	0.75		3.63	1.31		559
—		10.05	6.61	3,004	0.75		3.19	1.88		571
—		10.03	4.32	2,000	0.75		3.86	1.59		679
—		10.07	3.72	1,000	0.75		3.59	5.64		572

—	(i)	8.37	(1.89)	5,982	1.47		5.70	1.49		44
—	(i)	8.73	6.96	2,154	1.50		5.20	1.59		68
—	(i)	8.39	6.82	41	1.50		6.17	1.71		270

—		9.30	1.40	522	0.90		7.34	1.37		173
—		9.52	0.78	630	0.90		0.85	1.34		154
—		9.51	(0.33)	584	0.90		3.96	1.45		223

—		9.32	0.25	11,163	0.75		4.84	0.89		217
—		9.52	2.64	8,510	0.75		4.77	0.89		143
—		9.50	2.93	5,819	0.75		4.49	0.91		540
—		9.64	1.29	3,393	0.75		3.20	1.21		194
—		9.84	1.92	3,000	0.75		2.00	1.17		261
—		9.85	2.08	9,000	0.75		2.39	1.10		386
—		10.03	3.18	10,000	0.75		3.01	1.00		215

—		9.76	1.48	26,019	0.75		4.50	0.99		208
—		9.84	2.42	24,652	0.75		4.53	0.98		246
—		9.84	2.56	32,557	0.75		4.46	0.95		479
—		10.02	1.09	41,311	0.75		2.94	1.00		201
—		10.21	1.85	55,000	0.75		2.03	1.10		253
—		10.23	1.88	44,000	0.75		2.31	0.96		319
—		10.33	3.06	70,000	0.75		2.66	1.00		192

—		8.72	(3.24)	6,998	1.15		5.27	2.46		322
—		9.24	4.05	7,705	1.15		4.78	3.74		223
—	(i)	9.11	3.24	6,660	1.15		4.67	3.77		299
—		9.33	7.04	3,965	1.17		4.29	2.11		461
—		9.08	7.20	802	1.27	(j)	5.31	4.23		152
—		8.92	8.33	300	1.25		4.45	7.26		248
—		8.64	2.54	70	1.25		6.20	35.90	(k)	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.34	$0.20		$(0.36)	$(0.16)	$(0.20)	$—	$—		$(0.20)
September 1, 2006 through February 28, 2007 (d)	9.23	0.19		0.12	0.31	(0.20)	—	—		(0.20)
Year Ended August 31, 2006	9.78	0.36		(0.28)	0.08	(0.36)	(0.27)	—		(0.63)
Year Ended August 31, 2005	9.97	0.29		0.12	0.41	(0.30)	(0.30)	—		(0.60)
Year Ended August 31, 2004	9.95	0.25		0.32	0.57	(0.25)	(0.30)	—	(h)	(0.55)
Year Ended August 31, 2003	10.05	0.33		(0.03)	0.30	(0.32)	(0.08)	—		(0.40)
November 1, 2001 to August 31, 2002 (e)	10.08	0.24		0.03	0.27	(0.24)	(0.06)	—		(0.30)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.22	(g)	(0.54)	(0.32)	(0.20)	—	—		(0.20)
September 1, 2006 through February 28, 2007 (d)	9.11	0.20	(g)	0.14	0.34	(0.21)	—	—		(0.21)
Year Ended August 31, 2006	9.32	0.39	(g)	(0.14)	0.25	(0.46)	—	—		(0.46)
February 18, 2005 (f) to August 31, 2005	9.26	0.19		0.06	0.25	(0.19)	—	—		(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$8.98	(1.70)%	$3,999	1.40%	4.45%	1.45%	379%
—		9.34	3.42	3,564	1.40	4.23	1.45	357
—		9.23	0.90	2,814	1.40	3.99	1.47	711
—		9.78	4.23	2,283	1.44	2.93	1.90	559
—		9.97	5.89	1,972	1.50	2.48	2.36	571
—		9.95	2.94	2,000	1.50	3.19	2.14	679
—		10.05	2.83	1,000	1.50	2.80	6.02	572

—		8.72	(3.51)	4,361	1.65	4.73	2.97	322
—		9.24	3.79	5,498	1.65	4.28	4.23	223
—	(h)	9.11	2.80	5,996	1.65	4.21	4.08	299
—		9.32	2.77	6,715	1.65	3.91	2.43	461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.39	$0.21		$(0.36)	$(0.15)	$(0.21)	$—	$(0.21)
September 1, 2006 through February 28, 2007 (d)	9.27	0.19		0.13	0.32	(0.20)	—	(0.20)
Year Ended August 31, 2006	9.83	0.32		(0.25)	0.07	(0.36)	(0.27)	(0.63)
Year Ended August 31, 2005	10.03	0.28		0.12	0.40	(0.30)	(0.30)	(0.60)
Year Ended August 31, 2004	10.01	0.24		0.33	0.57	(0.25)	(0.30)	(0.55)
March 31, 2003 (e) through August 31, 2003	10.22	0.14		(0.21)	(0.07)	(0.14)	—	(0.14)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.73	0.19		(0.37)	(0.18)	(0.18)	—	(0.18)
September 1, 2006 through February 28, 2007 (d)	8.39	0.20		0.36	0.56	(0.19)	(0.03)	(0.22)
June 30, 2006 (e) through August 31, 2006	7.93	0.07		0.47	0.54	(0.08)	—	(0.08)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.49	0.33		(0.22)	0.11	(0.33)	—	(0.33)
September 1, 2006 through February 28, 2007 (d)	9.50	0.02		0.02	0.04	(0.05)	—	(0.05)
Year ended August 31, 2006 (f)	10.00	0.41		(0.50)	(0.09)	(0.41)	—	(0.41)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.22	(g)	(0.54)	(0.32)	(0.20)	—	(0.20)
September 1, 2006 through February 28, 2007 (d)	9.12	0.20	(g)	0.13	0.33	(0.21)	—	(0.21)
Year Ended August 31, 2006	9.33	0.38	(g)	(0.13)	0.25	(0.46)	—	(0.46)
February 18, 2005 (e) through August 31, 2005	9.26	0.19		0.07	0.26	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	Commencement of offering of class of shares.

(f)	Commencement of operations was September 1, 2005.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

128   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

				Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$9.03	(1.68)%	$7,128	1.40%	4.46%	1.45%	379%
—		9.39	3.53	5,146	1.40	4.26	1.45	357
—		9.27	0.87	2,574	1.39	3.90	1.46	711
—		9.83	4.13	425	1.42	2.96	1.82	559
—		10.03	5.84	211	1.50	2.45	2.36	571
—		10.01	(0.69)	200	1.50	3.02	1.78	679

—	(h)	8.37	(2.09)	3,663	1.97	5.13	1.98	44
—	(h)	8.73	6.73	1,332	2.00	4.66	2.09	68
—	(h)	8.39	6.77	27	2.00	5.87	2.20	270

—		9.27	1.20	56	1.40	6.69	1.88	173
—		9.49	0.48	27	1.40	0.41	1.85	154
—		9.50	(0.80)	24	1.40	4.58	1.95	223

—		8.72	(3.51)	2,303	1.65	4.72	2.98	322
—		9.24	3.67	3,096	1.65	4.28	4.22	223
—	(h)	9.12	2.82	3,285	1.65	4.20	4.16	299
—		9.33	2.88	2,631	1.65	3.91	2.42	461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class M

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	$9.85	$0.21		$(0.08)	$0.13	$(0.21)	$—	$—		$(0.21)
September 1, 2006 through February 28, 2007 (d)	9.84	0.21	(f)	0.02	0.23	(0.22)	—	—		(0.22)
Year Ended August 31, 2006	10.02	0.41		(0.19)	0.22	(0.40)	—	—		(0.40)
Year Ended August 31, 2005	10.21	0.28		(0.20)	0.08	(0.27)	—	—		(0.27)
Year Ended August 31, 2004	10.23	0.18	(f)	(0.02)	0.16	(0.18)	—	—	(g)	(0.18)
Year Ended August 31, 2003	10.33	0.21	(f)	(0.04)	0.17	(0.22)	(0.05)	—	(g)	(0.27)
November 1, 2001 through August 31, 2002 (e)	10.37	0.23		0.06	0.29	(0.22)	(0.11)	—		(0.33)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Calculated based on average shares outstanding.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

130   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$9.77	1.35%	$153,898	1.00%	4.25%	1.09%	208%
9.85	2.39	175,836	1.00	4.29	1.08	246
9.84	2.30	209,284	1.00	4.19	1.05	479
10.02	0.83	371,756	1.00	2.67	1.03	201
10.21	1.58	643,278	1.00	1.75	1.04	253
10.23	1.64	1,168,000	1.00	2.07	1.04	319
10.33	2.92	1,127,000	1.00	2.41	1.03	192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

R Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	$8.73	$0.25	$(0.38)	$(0.13)	$(0.22)	$—	$(0.22)
September 1, 2006 through February 28, 2007 (d)	8.39	0.24	0.36	0.60	(0.23)	(0.03)	(0.26)
May 15, 2006 (e) through August 31, 2006	8.07	0.14	0.33	0.47	(0.15)	—	(0.15)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

132   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
—(f)	$8.38	(1.56)%	$19,772	1.03%	5.94%	1.04%	44%
—(f)	8.73	7.15	8,571	1.05	5.42	1.14	68
—(f)	8.39	5.88	2,426	1.05	7.23	1.23	270

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.24	$(0.35)	$(0.11)	$(0.24)	$—	$(0.24)
September 1, 2006 through February 28, 2007 (d)	9.20	0.23	0.12	0.35	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.76	0.42	(0.28)	0.14	(0.43)	(0.27)	(0.70)
Year Ended August 31, 2005	9.97	0.36	0.13	0.49	(0.40)	(0.30)	(0.70)
Year Ended August 31, 2004	9.94	0.33	0.33	0.66	(0.33)	(0.30)	(0.63)
Year Ended August 31, 2003	10.04	0.40	(0.01)	0.39	(0.41)	(0.08)	(0.49)
November 1, 2001 through August 31, 2002 (e)	10.08	0.32	0.02	0.34	(0.32)	(0.06)	(0.38)

Emerging Markets Debt Fund
Six Months Ended August 31, 2007 (Unaudited)	8.74	0.23	(0.38)	(0.15)	(0.21)	—	(0.21)
September 1, 2006 through February 28, 2007 (d)	8.39	0.21	0.39	0.60	(0.22)	(0.03)	(0.25)
Year Ended August 31, 2006	9.29	0.45	0.42	0.87	(0.46)	(1.35)	(1.81)
Year Ended August 31, 2005	9.58	0.61	1.08	1.69	(0.67)	(1.31)	(1.98)
Year Ended August 31, 2004	9.02	0.67	0.60	1.27	(0.71)	—	(0.71)
Year Ended August 31, 2003	7.53	0.68	1.53	2.21	(0.72)	—	(0.72)
August 1, 2002 through August 31, 2002 (f)	7.05	0.05	0.49	0.54	(0.06)	—	(0.06)
Year Ended July 31, 2002	7.82	0.77	(0.77)	—	(0.77)	—	(0.77)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.54	0.35	(0.20)	0.15	(0.36)	—	(0.36)
September 1, 2006 through February 28, 2007 (d)	9.53	0.06	0.02	0.08	(0.07)	—	(0.07)
Year ended August 31, 2006 (g)	10.00	0.48	(0.49)	(0.01)	(0.46)	—	(0.46)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.53	0.24	(0.22)	0.02	(0.23)	—	(0.23)
September 1, 2006 through February 28, 2007 (d)	9.51	0.23	0.03	0.26	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.64	0.44	(0.14)	0.30	(0.43)	—	(0.43)
Year Ended August 31, 2005	9.84	0.32	(0.17)	0.15	(0.35)	—	(0.35)
Year Ended August 31, 2004	9.86	0.22	(0.02)	0.20	(0.22)	—	(0.22)
Year Ended August 31, 2003	10.04	0.26	(0.03)	0.23	(0.27)	(0.14)	(0.41)
November 1, 2001 to August 31, 2002 (e)	10.03	0.28	0.04	0.32	(0.27)	(0.04)	(0.31)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	The Fund changed its fiscal year end from July 31 to August 31.

(g)	Commencement of operations was September 1, 2005.

(h)	Voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

(k)	Percentages prior to September 10, 2001 reflect the portfolio turnover of The Emerging Markets Debt Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

134   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

					Ratios/Supplemental data
						Ratios to average net assets (a)
Contribution from affiliate	Redemption fees		Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$—		$8.96	(1.22)%	$1,716,159	0.65%		5.20%	0.70%	379%
—	—		9.31	3.81	1,459,959	0.65		4.97	0.70	357
—	—		9.20	1.55	1,310,157	0.65		4.69	0.71	711
—	—		9.76	5.12	202,659	0.66		3.72	0.74	559
—	—		9.97	6.88	188,775	0.66		3.33	0.78	571
—	—		9.94	3.82	308,000	0.66		3.97	0.76	679
—	—		10.04	3.57	312,000	0.66		3.95	0.74	572

—	—	(i)	8.38	(1.76)	212,466	1.23		5.71	1.24	44
—	—	(i)	8.74	7.17	125,421	1.25		4.98	1.35	68
0.04(h)	—	(i)	8.39	10.99 (h)	117,423	1.26	(j)	5.77	1.42	270
—	—	(i)	9.29	19.87	34,448	1.25		6.56	1.72	337
—	—		9.58	14.56	36,145	1.26	(j)	7.01	1.65	166
—	—		9.02	30.49	60,000	1.25		8.11	1.52	157
—	—		7.53	7.69	41,000	1.25		9.86	1.30	12
—	—		7.05	(0.67)	35,000	1.25		9.59	1.54	110	(k)

—	—		9.33	1.63	63,782	0.65		7.51	1.13	173
—	—		9.54	0.83	61,757	0.65		1.18	1.09	154
—	—		9.53	0.01	58,882	0.65		5.20	1.21	223

—	—		9.32	0.24	1,495,105	0.55		5.03	0.64	217
—	—		9.53	2.72	1,190,100	0.55		4.96	0.64	143
—	—		9.51	3.22	640,217	0.55		4.73	0.65	540
—	—		9.64	1.52	159,035	0.56		3.48	0.68	194
—	—		9.84	1.99	94,681	0.58		2.22	0.73	261
—	—		9.86	2.28	122,000	0.56		2.59	0.71	386
—	—		10.04	3.21	122,000	0.57		3.22	0.72	215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Six Months Ended August 31, 2007 (Unaudited)	$9.86	$0.24		$(0.07)	$0.17	$(0.24)	$—	$—		$(0.24)
September 1, 2006 through February 28, 2007 (d)	9.86	0.23	(f)	0.02	0.25	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	10.03	0.47		(0.19)	0.28	(0.45)	—	—		(0.45)
Year Ended August 31, 2005	10.22	0.32		(0.18)	0.14	(0.33)	—	—		(0.33)
Year Ended August 31, 2004	10.25	0.23	(f)	(0.03)	0.20	(0.23)	—	—	(g)	(0.23)
Year Ended August 31, 2003	10.35	0.27	(f)	(0.05)	0.22	(0.27)	(0.05)	—	(g)	(0.32)
November 1, 2001 to August 31, 2002 (e)	10.40	0.26		0.07	0.33	(0.27)	(0.11)	—		(0.38)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.24	0.25	(f)	(0.53)	(0.28)	(0.24)	—	—		(0.24)
September 1, 2006 through February 28, 2007 (d)	9.12	0.23	(f)	0.14	0.37	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	9.33	0.45	(f)	(0.13)	0.32	(0.53)	—	—		(0.53)
Year Ended August 31, 2005	9.08	0.46		0.19	0.65	(0.40)	—	—		(0.40)
Year Ended August 31, 2004	8.92	0.49	(f)	0.16	0.65	(0.49)	—	—		(0.49)
Year Ended August 31, 2003	8.65	0.45	(f)	0.27	0.72	(0.45)	—	—		(0.45)
November 1, 2001 through August 31, 2002 (e)	8.95	0.45		(0.31)	0.14	(0.42)	—	(0.02)		(0.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

136   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$9.79	1.71%	$138,506	0.50%		4.75%	0.74%	208%
—	9.86	2.54	151,633	0.50		4.75	0.72	246
—	9.86	2.91	375,097	0.50		4.71	0.70	479
—	10.03	1.35	432,056	0.50		3.21	0.68	201
—	10.22	2.01	492,178	0.50		2.26	0.70	253
—	10.25	2.15	342,000	0.50		2.58	0.70	319
—	10.35	3.30	144,000	0.50		2.91	0.70	192

—	8.72	(3.12)	1,659	0.90		5.52	2.21	322
—	9.24	4.07	1,627	0.90		5.03	3.46	223
—(g)	9.12	3.58	1,796	0.90		4.94	3.32	299
—	9.33	7.30	1,892	0.95		4.30	1.86	461
—	9.08	7.48	2,364	1.01	(h)	5.44	1.95	152
—	8.92	8.48	3,000	1.00		5.10	1.48	248
—	8.65	1.61	5,000	1.00		6.08	1.48	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.25		$(0.36)	$(0.11)	$(0.25)	$—	$—	$(0.25)
September 1, 2006 through February 28, 2007 (d)	9.19	0.22		0.14	0.36	(0.24)	—	—	(0.24)
Year Ended August 31, 2006	9.75	0.46		(0.31)	0.15	(0.44)	(0.27)	—	(0.71)
Year Ended August 31, 2005	9.96	0.38		0.13	0.51	(0.42)	(0.30)	—	(0.72)
Year Ended August 31, 2004	9.94	0.35		0.32	0.67	(0.35)	(0.30)	—	(0.65)
Year Ended August 31, 2003	10.04	0.42		(0.02)	0.40	(0.42)	(0.08)	—	(0.50)
November 1, 2001 through August 31, 2002 (e)	10.08	0.34		0.02	0.36	(0.34)	(0.06)	—	(0.40)

Enhanced Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.75	0.27		(0.23)	0.04	(0.27)	—	—	(0.27)
September 1, 2006 through February 28, 2007 (d)	9.76	0.27		(0.01)	0.26	(0.27)	—	—	(0.27)
Year Ended August 31, 2006	9.82	0.50		(0.06)	0.44	(0.50)	—	—	(0.50)
Year Ended August 31, 2005	9.84	0.28		(0.02)	0.26	(0.28)	—	—	(0.28)
Year Ended August 31, 2004	9.86	0.14		(0.02)	0.12	(0.14)	—	—	(0.14)
Year Ended August 31, 2003	9.98	0.23		(0.12)	0.11	(0.23)	—	—	(0.23)
November 30, 2001 (f) through August 31, 2002	10.00	0.18		(0.02)	0.16	(0.18)	—	—	(0.18)

Real Return Fund
Six Months Ended August 31, 2007 (Unaudited)	9.55	0.36		(0.20)	0.16	(0.37)	—	—	(0.37)
September 1, 2006 through February 28, 2007 (d)	9.53	0.06		0.03	0.09	(0.07)	—	—	(0.07)
Year ended August 31, 2006 (g)	10.00	0.49		(0.49)	—	(0.47)	—	—	(0.47)

Short Term Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	9.53	0.25		(0.21)	0.04	(0.25)	—	—	(0.25)
September 1, 2006 through February 28, 2007 (d)	9.51	0.24		0.03	0.27	(0.25)	—	—	(0.25)
Year Ended August 31, 2006	9.64	0.48		(0.15)	0.33	(0.46)	—	—	(0.46)
Year Ended August 31, 2005	9.85	0.36		(0.19)	0.17	(0.38)	—	—	(0.38)
Year Ended August 31, 2004	9.86	0.25		(0.02)	0.23	(0.24)	—	—	(0.24)
Year Ended August 31, 2003	10.05	0.28		(0.04)	0.24	(0.29)	(0.14)	—	(0.43)
November 1, 2001 through August 31, 2002 (e)	10.03	0.29		0.06	0.35	(0.29)	(0.04)	—	(0.33)

Strategic Income Fund
Six Months Ended August 31, 2007 (Unaudited)	9.25	0.26	(h)	(0.54)	(0.28)	(0.25)	—	—	(0.25)
September 1, 2006 through February 28, 2007 (d)	9.12	0.24	(h)	0.15	0.39	(0.26)	—	—	(0.26)
Year Ended August 31, 2006	9.33	0.48	(h)	(0.14)	0.34	(0.55)	—	—	(0.55)
Year Ended August 31, 2005	9.08	(0.12)		0.80	0.68	(0.43)	—	—	(0.43)
Year Ended August 31, 2004	8.92	0.51	(h)	0.17	0.68	(0.52)	—	—	(0.52)
Year Ended August 31, 2003	8.65	0.48	(h)	0.27	0.75	(0.48)	—	—	(0.48)
November 1, 2001 through August 31, 2002 (e)	8.95	0.47		(0.30)	0.17	(0.45)	—	(0.02)	(0.47)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year end from October 31 to August 31.

(f)	Commencement of operations of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based upon average shares outstanding.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

138   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

			Ratios/Supplemental data
				Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$8.95	(1.25)%	$430,382	0.49%		5.37%	0.55%	379%
—	9.31	3.99	398,771	0.49		5.15	0.55	357
—	9.19	1.70	265,279	0.49		4.91	0.58	711
—	9.75	5.33	259,697	0.49		3.85	0.59	559
—	9.96	6.96	318,100	0.49		3.51	0.62	571
—	9.94	3.99	478,000	0.49		4.10	0.60	679
—	10.04	3.71	747,000	0.49		4.14	0.58	572

—	9.52	0.37	189,621	0.20		5.46	0.53	109
—	9.75	2.66	183,102	0.20		5.53	0.55	44
—	9.76	4.61	131,238	0.20		5.04	0.57	264
—	9.82	2.69	163,344	0.20		2.66	0.56	128
—	9.84	1.28	293,752	0.20		1.47	0.56	156
—	9.86	1.14	354,000	0.20		2.33	0.56	328
—	9.98	1.58	300,000	0.20		2.40	0.68	120

—	9.34	1.73	6,210	0.50		7.66	0.98	173
—	9.55	0.96	6,109	0.50		1.22	0.94	154
—	9.53	0.12	944	0.50		7.35	0.98	223

—	9.32	0.37	493,507	0.30		5.28	0.49	217
—	9.53	2.84	454,688	0.30		5.19	0.49	143
—	9.51	3.47	380,233	0.30		4.87	0.51	540
—	9.64	1.75	471,460	0.30		3.60	0.53	194
—	9.85	2.38	641,869	0.30		2.49	0.55	261
—	9.86	2.44	806,000	0.30		2.85	0.55	386
—	10.05	3.55	618,000	0.30		3.53	0.54	215

—	8.72	(3.10)	3,099	0.65		5.76	2.06	322
—	9.25	4.30	3,684	0.65		5.28	3.34	223
—(i)	9.12	3.81	3,851	0.65		5.20	3.20	299
—	9.33	7.63	2,042	0.65		4.45	1.36	461
—	9.08	7.85	40,000	0.66	(j)	5.63	1.22	152
—	8.92	8.86	108,000	0.65		5.42	0.97	248
—	8.65	1.92	135,000	0.65		6.44	0.98	178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Ultra

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Six Months Ended August 31, 2007 (Unaudited)	$9.31	$0.25	$(0.36)	$(0.11)	$(0.25)	$—	$(0.25)
September 1, 2006 through February 28, 2007 (d)	9.20	0.24	0.12	0.36	(0.25)	—	(0.25)
Year Ended August 31, 2006	9.76	0.48	(0.32)	0.16	(0.45)	(0.27)	(0.72)
Year Ended August 31, 2005	9.97	0.32	0.20	0.52	(0.43)	(0.30)	(0.73)
Year Ended August 31, 2004	9.95	0.36	0.32	0.68	(0.36)	(0.30)	(0.66)
Year Ended August 31, 2003	10.05	0.43	(0.02)	0.41	(0.43)	(0.08)	(0.51)
November 1, 2001 through August 31, 2002 (e)	10.09	0.34	0.02	0.36	(0.34)	(0.06)	(0.40)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from August 31 to the last day in February.

(e)	The Fund changed its fiscal year from October 31 to August 31.

SEE NOTES TO FINANCIAL STATEMENTS.

140   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$8.95	(1.20)%	$158,931	0.40%	5.45%	0.45%	379%
9.31	3.95	162,248	0.40	5.23	0.45	357
9.20	1.80	145,624	0.40	5.00	0.48	711
9.76	5.45	126,272	0.40	3.90	0.51	559
9.97	7.05	380,794	0.40	3.59	0.56	571
9.95	4.08	444,000	0.40	4.19	0.55	679
10.05	3.80	609,000	0.40	4.20	0.53	572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   141

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. JPM I and MFG (the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Bond Fund	Class A, Class B, Class C, Select Class, Institutional Class and Ultra	JPM I
Emerging Markets Debt	Class A, Class C, R Class and Select Class	JPM I
Enhanced Income Fund	Institutional Class	JPM I
Real Return Fund	Class A, Class C, Select Class and Institutional Class	JPM I
Short Term Bond Fund	Class A, Select Class and Institutional Class	JPM I
Short Term Bond Fund II	Class A, Class M and Select Class	MFG
Strategic Income Fund	Class A, Class B, Class C, Select Class and Institutional Class	JPM I

Class A and Class C Shares of the Emerging Markets Debt Fund commenced operations on June 30, 2006.

R Class Shares of the Emerging Markets Debt Fund commenced operations on May 15, 2006.

Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The Funds have changed their fiscal year end from August 31st to the last day of February.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the R Class, Select Class, Institutional Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to contingent deferred sales charges as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Swaps are valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

142   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2007 (amounts in thousands):

	Market Value	Percentage
Bond Fund	$61,367	2.6%
Emerging Markets Debt Fund	5,323	2.2
Enhanced Income Fund	13,210	7.0
Short Term Bond Fund	64,505	3.2
Short Term Bond Fund II	15,122	4.7
Strategic Income Fund	1,782	9.7

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2007, the Funds had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

E.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

F.  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage a Fund’s exposure to foreign currency exchange fluctuations. The Funds may also enter into non-deliverable forwards (obligations to deliver in US dollars the difference between the prevailing market rate for the reference currency and the agreed upon exchange rate.) Some of the Funds may also enter into forward foreign currency exchange contracts to generate gains to the Funds. The values of the forward foreign currency exchange contracts are adjusted daily by reference to the applicable exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of August 31, 2007, the Funds had outstanding forward foreign currency exchange contracts as listed on their Schedules of Portfolio Investments.

G.  Written Options — When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded as an unrealized gain or loss. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   143

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Funds write options on securities, futures and interest rate swaps (“swaptions”). These options are settled for cash. Call options subject the Funds to unlimited risk of loss. Put options subject the Funds to loss only to the extent of the value of the underlying security. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2007, the Funds had written options contracts outstanding as listed on their Schedules of Portfolio Investments and below (amounts in thousands, except number of contracts):

	Bond Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	4,197	$753	$5,217,450	$38,405
Options written	20,799	5,669	6,628,473	41,533
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(16,155)	(3,281)	(8,631,213)	(59,570)
Options outstanding at August 31, 2007	8,841	$3,141	$3,214,710	$20,368

	Real Return Fund
	Number of contracts	Premiums Received	Notional Value	Notional Value	Premiums Received
Options outstanding at February 28, 2007	106,181	$34	$122,819	EUR 1,000	$1,464
Options written	368,270	198	215,769	—	1,345
Options expired	(44)	(2)	—	—	—
Options exercised or terminated in closing purchase transactions	(262,158)	(111)	(230,872)	(1,000)	(2,076)
Options outstanding at August 31, 2007	212,249	$119	$107,716	EUR —	$733

	Short Term Bond Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	533	$101	$1,612,870	$13,046
Options written	5,430	1,938	2,641,054	17,178
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(3,241)	(902)	(2,923,682)	(22,673)
Options outstanding at August 31, 2007	2,722	$1,137	$1,330,242	$7,551

	Short Term Bond Fund II
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	164	$32	$319,031	$3,477
Options written	968	327	313,592	2,820
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(636)	(164)	(416,837)	(4,646)
Options outstanding at August 31, 2007	496	$195	$215,786	$1,651

	Strategic Income Fund
	Number of contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	114	$23	$158,040	$1,495
Options written	545	150	140,315	1,289
Options expired	—	—	—	—
Options exercised or terminated in closing purchase transactions	(423)	(85)	(214,626)	(2,082)
Options outstanding at August 31, 2007	236	$88	$83,729	$702

144   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

H. Swaps — The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.

The Funds may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument (the “Referenced Obligation”) including liquidity and loss of value which may exceed the value of the swap contract shown in the Statement of Assets and Liabilities. In the event that the Referenced Obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.

Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

As of August 31, 2007, the Funds had outstanding swap agreements as listed on their Schedules of Portfolio Investments.

I.  Short Sales — Certain Funds may engage in short sales (selling securities they do not own in anticipation of a decline in the market value of the security) as part of their normal investment activities. These short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty were to fail to perform its obligations under the contractual terms. Interest expense on securities sold short is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

As of August 31, 2007, the Funds had outstanding short sales as listed on their Schedules of Portfolio Investments.

J. Commitments — The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

K. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had TBA Dollar Rolls outstanding as of August 31, 2007, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds reserve assets with a current value at least equal to the amount of their TBA Dollar Rolls.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   145

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

M. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

O. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

P. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Q. Equalization — Strategic Income Fund and Short Term Bond Fund II use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

R. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund and, prior to June 16, 2006, shares of the Strategic Income Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital. Effective June 16, 2006, a redemption fee is no longer being charged on shares of the Strategic Income Fund held for less than 60 days.

S. New Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Funds’ financial statements upon adoption. Management continually reviews the Funds’ tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws, regulations, and interpretations, thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such

146   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Bond Fund	0.30%
Emerging Markets Debt Fund	0.70
Enhanced Income Fund	0.25
Real Return Fund	0.35
Short Term Bond Fund	0.25
Short Term Bond Fund II	0.25
Strategic Income Fund	0.45

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2007 are as follows (amounts in thousands):

	Six Months Ended 8/31/07
Bond Fund	$78
Emerging Markets Debt Fund	8
Enhanced Income Fund	13
Real Return Fund	4
Short Term Bond Fund	210
Short Term Bond Fund II	11
Strategic Income Fund	—	(a)

(a)	Amount rounds to less than $1,000.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M
Bond Fund	0.25%	0.75%	0.75%	n/a
Emerging Markets Debt Fund	0.25	n/a	0.75	n/a
Real Return Fund	0.25	n/a	0.75	n/a
Short Term Bond Fund	0.25	n/a	n/a	n/a
Short Term Bond Fund II	0.25	n/a	n/a	0.35%
Strategic Income Fund	0.25	0.75	0.75	0.50	*

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   147

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2007, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Bond Fund	$16		$10
Emerging Markets Debt Fund	5		—	(a)
Real Return Fund	—	(a)	—
Short Term Bond Fund	1		—
Short Term Bond Fund II	—	(a)	—
Strategic Income Fund	1		5

(a)	Amount rounds to less than $1,000.

The Distributor waived Distribution fees and/or reimbursed expenses as outlined in Note 3.F.

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		R Class	Select Class	Institutional Class
Bond Fund	0.25%	0.25%	0.25%	n/a		n/a	0.25%	0.10%
Emerging Markets Debt Fund	0.25	n/a	0.25	n/a		0.05%	0.25	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.10
Real Return Fund	0.25	n/a	0.25	n/a		n/a	0.25	0.10
Short Term Bond Fund	0.25	n/a	n/a	n/a		n/a	0.25	0.10
Short Term Bond Fund II	0.25	n/a	n/a	0.25%		n/a	0.25	n/a
Strategic Income Fund	0.25	0.25	0.25	0.30	*	n/a	0.25	0.10

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		R Class	Select Class	Institutional Class	Ultra
Bond Fund	0.75%	1.50%	1.50%	n/a		n/a	0.69%	0.49%	0.40%
Emerging Markets Debt Fund	1.50	n/a	2.00	n/a		1.05%	1.25	n/a	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.25	n/a
Real Return Fund	0.90	n/a	1.40	n/a		n/a	0.65	0.50	n/a
Short Term Bond Fund	0.75	n/a	n/a	n/a		n/a	0.60	0.30	n/a
Short Term Bond Fund II	0.75	n/a	n/a	1.00%		n/a	0.50	n/a	n/a
Strategic Income Fund	1.15	1.65	1.65	1.45	*	n/a	0.90	0.65	n/a

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

148   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

The contractual expense limitation agreements were in effect for the six months ended August 31, 2007. The expense limitation percentages in the table above are in place until at least December 31, 2007.

For the six months ended August 31, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$138	$45	$40	$223	$—
Emerging Markets Debt Fund	7	6	—	13	—
Enhanced Income Fund	144	28	96	268	—
Real Return Fund	109	22	35	166	—	(a)
Short Term Bond Fund	280	153	244	677	—
Short Term Bond Fund II	122	23	131	276	—
Strategic Income Fund	51	11	2	64	88

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$212	$126	$338
Enhanced Income Fund	—	48	48
Short Term Bond Fund	—	344	344

(a)	Amount rounds to less than $1,000.

For the period ended February 28, 2007, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$130	$89	$29	$248	$—
Emerging Markets Debt Fund	37	24	—	61	—
Enhanced Income Fund	149	31	86	266	—
Real Return Fund	89	22	33	144	—
Short Term Bond Fund	191	240	203	634	—
Short Term Bond Fund II	140	22	201	363	—
Strategic Income Fund	56	12	2	70	249

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$156	$70	$226
Enhanced Income Fund	—	33	33
Short Term Bond Fund	4	109	113

For the year ended August 31, 2006, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$331	$86	$40	$457	$—
Emerging Markets Debt Fund	46	15	59	120	—
Enhanced Income Fund	253	52	140	445	—
Real Return Fund	180	54	56	290	20
Short Term Bond Fund	171	412	416	999	—
Short Term Bond Fund II	129	183	670	982	—
Strategic Income Fund	99	23	2	124	419

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   149

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$171	$121	$292
Enhanced Income Fund	—	70	70
Short Term Bond Fund	—	140	140

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the fiscal year ended August 31, 2006, the Advisor made a voluntary contribution to the Emerging Markets Debt Fund of approximately $149,000 to cover an opportunity cost.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the period ended August 31, 2007, Bond Fund and Short Term Bond Fund incurred approximately $16,000 and $50,000, respectively in brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2007, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Government	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Bond Fund	$18,612,708	$17,473,874	$311,864	$308,101
Emerging Markets Debt Fund	184,201	68,390	13,779	14,664
Enhanced Income Fund	203,263	217,997	1,243	1,827
Real Return Fund	151,832	130,571	17,920	17,222
Short Term Bond Fund	5,504,438	4,642,457	28,501	40,649
Short Term Bond Fund II	935,536	1,028,167	5,841	8,182
Strategic Income Fund	111,094	104,057	7,055	7,181

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2007, were as follows (amounts in thousands):

	Gross Aggregate Costs	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Fund	$3,503,793	$24,349	$63,339	$(38,990)
Emerging Markets Debt	247,057	4,111	9,306	(5,195)
Enhanced Income Fund	218,707	136	3,586	(3,450)
Real Return Fund	82,259	345	1,178	(833)
Short Term Bond Fund	2,497,442	11,291	29,325	(18,034)
Short Term Bond Fund II	368,959	1,602	7,180	(5,578)
Strategic Income Fund	29,800	326	992	(666)

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of

150   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 20, 2007.

The Funds do not have outstanding borrowings from another fund or from the unsecured, uncommitted credit facility as of August 31, 2007. Average borrowings from another fund for the six months ended August 31, 2007, were as follows (amounts in thousands):

Date	Average Borrowings	Number of Days Used	Interest Paid
Bond Fund	$20,727	2	$6
Strategic Income Fund	640	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Certain Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

8. Transfers-In-Kind

After the close of business on February 3, 2006, several common trust funds managed by JPMCB transferred securities in-kind to the Bond Fund in a tax-free exchange. The common trust funds purchased Select Class Shares of the Bond Fund and the Bond Fund received portfolio securities with market values as listed below, including net unrealized depreciation of approximately $12,862,000, in exchange for these shares. The cost basis of the portfolio securities transferred to the Bond Fund is equal to the common trust funds’ cost of the securities at the time of the in-kind transfer.

	Market Value of Securities Transferred to the Bond Fund (amounts in thousands)	Number of Select Class Shares Issued (amounts in thousands)
JPMorgan Chase Bank Fixed Income Fund	$164,784	17,738
JPMorgan Chase Bank Intermediate Fixed Income Fund	361,940	38,960
JPMorgan Chase Bank Intermediate Term Bond Trust	186,712	20,098
JPMorgan Chase Bank Fixed Income Trust	30,829	3,318
	$744,265	80,114

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   151

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2007 (Unaudited) (continued)

9. Subsequent Event

During September 2007, certain shareholders of the Enhanced Income Fund redeemed shares of the Institutional Class and the Fund paid the redemption proceeds primarily with proceeds resulting from disposing of portfolio securities. Portfolio securities sold resulted in proceeds of approximately $56,904,000, which was 32.0% of the net assets of the Fund, which resulted in losses of approximately $525,000 for book purposes.

152   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	143	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	143	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	143	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	143
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	143	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	143	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	143	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	143	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	143	Director, American University in Cairo.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   153

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	143	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	143	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	143	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	143
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (143 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

154   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004.
Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Susan M. Canning (1969), Assistant Secretary (2007)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co.; Ms. Canning has served as an attorney with various titles for JPMorgan Chase & Co. since 1997.
Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971) Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   155

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2007, and continued to hold your shares at the end of the reporting period, August 31, 2007.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Bond Fund
Class A
Actual	$1,000.00	$987.40	$3.76	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	983.00	7.00	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Class C
Actual	1,000.00	983.20	7.00	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	987.80	3.26	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Institutional Class
Actual	1,000.00	987.50	2.45	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Ultra
Actual	1,000.00	988.00	2.00	0.40
Hypothetical	1,000.00	1,023.19	2.04	0.40

Emerging Markets Debt Fund
Class A
Actual	1,000.00	981.10	7.34	1.47
Hypothetical	1,000.00	1,017.80	7.48	1.47

156   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Class C
Actual	$1,000.00	$979.10	$9.83	1.97%
Hypothetical	1,000.00	1,015.27	10.01	1.97
R Class
Actual	1,000.00	984.40	5.15	1.03
Hypothetical	1,000.00	1,020.01	5.24	1.03
Select Class
Actual	1,000.00	982.40	6.15	1.23
Hypothetical	1,000.00	1,019.00	6.26	1.23

Enhanced Income Fund
Institutional Class
Actual	1,000.00	1,003.70	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

Real Return Fund
Class A
Actual	1,000.00	1,014.00	4.57	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	1,012.00	7.10	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	1,016.30	3.30	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Institutional Class
Actual	1,000.00	1,017.30	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short Term Bond Fund
Class A
Actual	1,000.00	1,002.50	3.79	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Select Class
Actual	1,000.00	1,002.40	2.78	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Institutional Class
Actual	1,000.00	1,003.70	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Short Term Bond Fund II
Class A
Actual	1,000.00	1,014.80	3.81	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class M
Actual	1,000.00	1,013.50	5.08	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Select Class
Actual	1,000.00	1,017.10	2.54	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   157

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2007	Ending Account Value, August 31, 2007	Expenses Paid During March 1, 2007 to August 31, 2007*	Annualized Expense Ratio
Strategic Income Fund
Class A
Actual	$1,000.00	$967.60	$5.70	1.15%
Hypothetical	1,000.00	1,019.41	5.85	1.15
Class B
Actual	1,000.00	964.90	8.17	1.65
Hypothetical	1,000.00	1,016.89	8.39	1.65
Class C
Actual	1,000.00	964.90	8.17	1.65
Hypothetical	1,000.00	1,016.89	8.39	1.65
Select Class
Actual	1,000.00	968.80	4.47	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Institutional Class
Actual	1,000.00	969.00	3.23	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

158   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2007, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for each Fund. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 15, 2007.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Adviser and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, with respect to all Funds, except the money market Funds and insurance portfolios, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds, at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Adviser and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Adviser, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMF”) an affiliate of the Adviser was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser

At the request of the Trustees, the Adviser provided information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates revenues from the

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   159

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser of each of the Investment Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Board considered that the Adviser discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMF and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Adviser earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMF does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Adviser, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief
Compliance Officer

The Trustees noted that, upon their direction, the Funds’ Chief Compliance Officer for the Bond Fund, Emerging Markets Debt Fund, Enhanced Income Fund, Strategic Income Fund, Real Return Fund, Short Term Bond Fund, and Short Term Bond Fund II had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of these Funds. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the independent consultant and also considered the special analysis by the independent consultant. The specific

160   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted the Bond Fund’s performance in the second, first and second quintiles for Class A shares and for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Emerging Markets Debt Fund’s performance in the second, first and second quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees noted that for Class A shares the Fund did not have at least one year of performance for comparative purposes. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Enhanced Income Fund’s performance in the first, first and second quintiles for Institutional Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Strategic Income Fund’s performance in the fourth, fourth and fifth quintiles for Class A shares and in the fourth, third and fifth quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. The Trustees requested the Fund’s Adviser to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Real Return Fund’s performance in the fourth quintile for Class A shares and in the third quintile for the Select Class shares for the one year period. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. The Trustees requested the Fund’s Adviser to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Short Term Bond Fund’s performance in the first, third and fourth quintiles for the Class A shares and in the first, second and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Short Term Bond Fund II’s performance in the third, fourth and fourth quintiles for the Class A shares and in the second, third and fourth quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the Bond Fund’s net advisory fee for the Class A shares and the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for the Class A shares was in the fourth quintile and for the Select Class shares was in the third quintile and the actual total expenses for the Class A shares and the Select Class shares were in the fifth quintile of its

AUGUST 31, 2007        JPMORGAN INCOME FUNDS   161

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Enhanced Income Fund’s net advisory fee for the Institutional Class shares was in the first quintile and the actual total expenses for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Strategic Income Fund’s net advisory fee for the Class A shares and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the fourth quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for the Class A shares and the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the third quintile and for the Select Class shares were in the fourth quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund’s net advisory fee for the Class A shares and the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund II’s net advisory fee for the Class A shares was in the first quintile and for the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the second quintile of its Universe Group. The Trustees also considered information provided by JPMF and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

162   JPMORGAN INCOME FUNDS        AUGUST 31, 2007

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2007 All rights reserved. August 2007.	SAN-INC-807

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 7, 2007

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 7, 2007